                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                                    ________

                                   FORM N-CSR
                                    ________

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                   INVESTMENT COMPANY ACT FILE NUMBER 811-8104

                               CONSTELLATION FUNDS
               (Exact name of registrant as specified in charter)
                                    ________


                         1205 Westlakes Drive Suite 280
                                Berwyn, PA 19312
               (Address of principal executive offices) (Zip code)

                               Constellation Funds
                                 P.O. Box 219520
                           Kansas City, MO 64105-9520
                     (Name and address of agent for service)

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: 1-866-242-5742

                   DATE OF FISCAL YEAR END: SEPTEMBER 30, 2004

                  DATE OF REPORTING PERIOD: SEPTEMBER 30, 2004

ITEM 1.  REPORTS TO STOCKHOLDERS.


[Graphic Omitted: Constellation Group Logo]

                                                                   Annual Report
                                                              September 30, 2004


Constellation Clover Large Cap Value Fund
Constellation Clover Core Value Fund
Constellation Clover Small Cap Value Fund
Constellation Clover Core Fixed Income Fund
Constellation Chartwell Ultra Short Duration Fixed Income Fund
Constellation Chartwell Short Duration Fixed Income Fund
Constellation Chartwell High Yield Fund
Constellation HLAM Large Cap Value Fund
Constellation Pitcairn Diversified Value Fund
Constellation Pitcairn Select Value Fund
Constellation Pitcairn Diversified Growth Fund
Constellation Pitcairn Small Cap Fund
Constellation Pitcairn Family Heritage(R) Fund
Constellation Pitcairn Taxable Bond Fund
Constellation Pitcairn Tax-Exempt Bond Fund
Constellation Sands Capital Select Growth Fund
Constellation TIP Small Cap Value Opportunities Fund
Constellation TIP Financial Services Fund
Constellation TIP Healthcare & Biotechnology Fund
Constellation TIP Tax Managed U.S. Equity Fund
Constellation International Equity Fund
Constellation Strategic Value and High Income Fund

CONTENTS


1   Letter to Shareholders
2   Total Returns of the Constellation Funds
4   Disclosure of Fund Expenses
6   Investment Review:
    Constellation Clover Large Cap Value Fund
8   Investment Review:
    Constellation Clover Core Value Fund
10  Investment Review:
    Constellation Clover Small Cap Value Fund
12  Investment Review:
    Constellation Clover Core Fixed Income Fund
14  Investment Review:
    Constellation Chartwell Ultra Short Duration Fixed Income Fund 16 Investment Review:
    Constellation Chartwell Short Duration Fixed Income Fund
18  Investment Review:
    Constellation Chartwell High Yield Fund
20  Investment Review:
    Constellation HLAM Large Cap Value Fund
22  Investment Review:
    Constellation Pitcairn Diversified Value Fund
24  Investment Review:
    Constellation Pitcairn Select Value Fund
26  Investment Review:
    Constellation Pitcairn Diversified Growth Fund
28  Investment Review:
    Constellation Pitcairn Small Cap Fund
30  Investment Review:
    Constellation Pitcairn Family Heritage(R) Fund
32  Investment Review:
    Constellation Pitcairn Taxable Bond Fund
34  Investment Review:
    Constellation Pitcairn Tax-Exempt Bond Fund
36  Investment Review:
    Constellation Sands Capital Select Growth Fund
38  Investment Review:
    Constellation TIP Small Cap Value Opportunities Fund
40  Investment Review:
    Constellation TIP Financial Services Fund
42  Investment Review:
    Constellation TIP Healthcare & Biotechnology Fund
44  Investment Review:
    Constellation TIP Tax Managed U.S. Equity Fund
46  Investment Review:
    Constellation International Equity Fund
48  Investment Review:
    Constellation Strategic Value and High Income Fund
50  Financial Statements
128 Notes to Financial Statements
140 Report of Independent Registered Public Accounting Firm
141 Notice to Shareholders
142 Trustees and Officers of the Trust
145 Shareholder Voting Results


Shareholder Services
Constellation Fund shareholders receive annual and semiannual reports, and quarterly account statements. Shareholders who have questions about their accounts may call a toll-free number, 1 (866) 242-5742, visit our website, www.constellationfundsgroup.com, or write to Constellation Funds, P.O. Box 219520, Kansas City, Missouri 64105-9520.

LETTER TO SHAREHOLDERS                                             NOVEMBER 2004

TO OUR SHAREHOLDERS




November 30, 2004

TO OUR CONSTELLATION FUNDS SHAREHOLDERS:

We are pleased to provide you with the 2004 Annual Report for the Constellation Funds. This Report contains financial, expense and performance information through September 30, 2004, the last day of the Funds' fiscal year. We encourage you to visit our website at www.ConstellationFundsGroup.com for up-to-date performance information, current offering materials (including account applications), and timely information about the Funds and the financial markets.

On November 8, 2004 we began offering shares of the Constellation HLAM Large Cap Quality Growth Fund. With the addition of this Fund, the Constellation Funds family now consists of 23 publicly-offered funds that cover the spectrum of investment styles and asset classes, from large cap U.S. growth equity to ultra short duration fixed income. The total net assets of the Group now exceed $2.2 billion, all of which is under the day-to-day management of nine highly regarded institutional money managers that serve as the Funds' sub-advisers. From the first group of sub-advisers, which included Turner Investment Partners, Clover Capital Management and Chartwell Investment Partners, we have added Pitcairn Investment Management (part of the Pitcairn Financial Group), Hilliard Lyons Asset Management (part of J.J.B. Hilliard, W.L. Lyons), and Sands Capital Management, as well as three firms with international expertise, Brandywine Asset Management, Oechsle International Advisors and The Boston Company Asset Management.

We are dedicated to managing the Funds with three basic principles in mind:

   Oversight
   Accountability
   Insight

By focusing on these core concepts, we aim to deliver high quality funds with an institutional focus, and to surround these products with skilled, professional sales and service support. We are glad that you have invested in one or more of the Funds in the Constellation Funds family, and we invite you to consider our larger, more varied line-up for your investment needs.

Thank you for investing with us.


/s/ John H. Grady
-----------------
John H. Grady
President, Constellation Funds
November 30, 2004



                                      Constellation Funds 2004 Annual Report | 1

PERFORMANCE

TOTAL RETURNS OF THE CONSTELLATION FUNDS
Through September 30, 2004

Current performance may be lower or higher than the performance data quoted. Please call (866)242-5742 for most recent month end performance information.


                                                                  Year                                       (Annualized)   Total
                                                        Three     to      One      Three   Five     Ten      Since          Assets
Fund Name/Index                                         Months    Date    Year     Years   Years    Years    Inception      ($mill)
------------------------------------------------------------------------------------------------------------------------------------
CONSTELLATION CLOVER LARGE CAP VALUE FUND                (1.69)    1.07   14.07     4.00    2.64      N/A         4.36        $6.25
Russell 1000 Value Index                                  1.54     5.54   20.52     7.57    4.31      n/a         6.66
Inception Date: 10/31/97
------------------------------------------------------------------------------------------------------------------------------------
CONSTELLATION CLOVER CORE VALUE FUND(1)                  (0.94)    4.89   20.75    11.19   10.31    11.11        11.63       $59.71
Russell 3000 Value Index                                  1.42     5.72   20.89     8.29    5.03    12.50        12.89
Inception Date: 12/6/91
------------------------------------------------------------------------------------------------------------------------------------
CONSTELLATION CLOVER SMALL CAP VALUE FUND(1)             (3.30)    5.88   23.72    12.69   15.77      N/A        14.60      $540.29
Russell 2000 Value Index                                  0.15     7.99   25.66    17.69   14.71      n/a        12.82
Inception Date: 2/28/96
------------------------------------------------------------------------------------------------------------------------------------
CONSTELLATION CLOVER CORE FIXED INCOME FUND               3.14     3.27    2.97     5.03    6.82     7.16         6.96       $32.33
Lehman Aggregate Bond Index                               3.20     3.35    3.68     5.88    7.48     7.66         7.20
Inception Date: 12/6/91
------------------------------------------------------------------------------------------------------------------------------------
CONSTELLATION CHARTWELL ULTRA SHORT DURATION FIXED
INCOME FUND -- CLASS I SHARES                             0.56     1.30    1.63     1.99    3.85     5.09         5.03      $391.93
Merrill Lynch 3-Month U.S. Treasury Bill Index            0.37     0.84    1.10     1.47    3.11     4.23         4.22
Inception Date: 3/1/94
------------------------------------------------------------------------------------------------------------------------------------
CONSTELLATION CHARTWELL ULTRA SHORT DURATION FIXED
INCOME FUND -- CLASS II SHARES                            0.50     1.01    1.38     1.74    3.58     4.90         4.84        $8.89
Merrill Lynch 3-Month U.S. Treasury Bill Index            0.37     0.84    1.10     1.47    3.11     4.23         4.22
Inception date: 2/27/98(5)
------------------------------------------------------------------------------------------------------------------------------------
CONSTELLATION CHARTWELL SHORT DURATION FIXED INCOME
FUND -- CLASS I SHARES                                    1.30     1.58    1.84     2.88    4.77     5.66         5.43      $172.21
Lehman 1-3 Year U.S. Government Bond Index                1.05     1.00    1.16     3.25    5.22     5.79         5.56
Inception Date: 3/1/94
------------------------------------------------------------------------------------------------------------------------------------
CONSTELLATION CHARTWELL SHORT DURATION FIXED INCOME
FUND -- CLASS II SHARES                                   1.34     1.39    1.68     2.66    4.57     6.03         5.77        $2.90
Lehman 1-3 Year U.S. Government Bond Index                1.05     1.00    1.16     3.25    5.22     5.79         5.56
Inception date: 4/28/99(5)
------------------------------------------------------------------------------------------------------------------------------------
CONSTELLATION CHARTWELL HIGH YIELD FUND                   4.40     4.99    9.34     6.93   (1.26)     N/A        (0.84)      $10.17
Merrill Lynch High Yield, Cash Pay Index                  4.64     6.03   12.23    12.07    6.61      n/a         5.39
Inception Date: 2/27/98
------------------------------------------------------------------------------------------------------------------------------------
CONSTELLATION HLAM LARGE CAP VALUE FUND                  (2.54)     N/A     N/A      N/A     N/A      N/A        (1.58)       $1.44
Russell 1000 Value Index                                  1.54      n/a     n/a      n/a     n/a      n/a         5.00
Inception Date: 4/30/04
------------------------------------------------------------------------------------------------------------------------------------
CONSTELLATION PITCAIRN DIVERSIFIED VALUE FUND             0.82     4.61   18.23     8.37     N/A      N/A         3.94      $152.20
Russell 1000 Value Index                                  1.54     5.54   20.52     7.57     n/a      n/a         3.75
Inception Date: 8/4/00
------------------------------------------------------------------------------------------------------------------------------------
CONSTELLATION PITCAIRN SELECT VALUE FUND                 (0.74)    3.65   17.45     3.86     N/A      N/A         3.31       $61.82
Russell 1000 Value Index                                  1.54     5.54   20.52     7.57     n/a      n/a         3.51
Inception Date: 8/11/00
------------------------------------------------------------------------------------------------------------------------------------
CONSTELLATION PITCAIRN DIVERSIFIED GROWTH FUND           (3.94)   (1.29)   7.68    (0.17)    N/A      N/A       (13.92)     $104.53
Russell 1000 Growth Index                                (5.23)   (2.63)   7.51     1.61     n/a      n/a       (13.14)
Inception Date: 8/4/00
------------------------------------------------------------------------------------------------------------------------------------
CONSTELLATION PITCAIRN SMALL CAP FUND(1)                 (0.58)    4.29   19.72    13.82     N/A      N/A        11.40       $92.85
Russell 2000 Index                                       (2.86)    3.71   18.77    13.71     n/a      n/a         3.51
Inception Date: 8/25/00
------------------------------------------------------------------------------------------------------------------------------------
CONSTELLATION PITCAIRN FAMILY HERITAGE(R) FUND           (1.05)    3.65   16.15     6.96    2.67    10.64        10.09       $78.10
Wilshire 5000 Index                                      (1.78)    2.08   14.76     6.12   (0.05)   10.73        10.46
Inception Date: 8/4/00(3)
------------------------------------------------------------------------------------------------------------------------------------

2 | Constellation Funds 2004 Annual Report

PERFORMANCE



                                                                  Year                                       (Annualized)   Total
                                                        Three     to      One      Three   Five     Ten      Since          Assets
Fund Name/Index                                         Months    Date    Year     Years   Years    Years    Inception      ($mill)
------------------------------------------------------------------------------------------------------------------------------------
CONSTELLATION PITCAIRN TAXABLE BOND FUND                  3.26     2.98    3.46     5.21    7.12     7.15         7.35       $43.24
Lehman U.S. Government/Credit Index                       3.56     3.37    3.35     6.33    7.74     7.76         8.24
Inception Date: 8/4/00(3)
------------------------------------------------------------------------------------------------------------------------------------
CONSTELLATION PITCAIRN TAX-EXEMPT BOND FUND               3.51     2.36    3.60     5.31    6.22     5.72         6.02      $113.88
Lehman Municipal Bond Index                               3.88     3.18    4.59     5.78    6.77     6.77         7.35
Inception Date: 8/11/00(3)
------------------------------------------------------------------------------------------------------------------------------------
CONSTELLATION SANDS CAPITAL SELECT GROWTH FUND --
CLASS I SHARES                                           (4.09)    6.75   15.45    10.57     N/A      N/A        (8.89)      $32.59
Russell 1000 Growth Index                                (5.23)   (2.63)   7.51     1.61     n/a      n/a       (13.27)
Inception Date: 8/27/04(6)
------------------------------------------------------------------------------------------------------------------------------------
CONSTELLATION SANDS CAPITAL SELECT GROWTH FUND --
CLASS II SHARES                                          (4.09)    6.75   15.45    10.57     N/A      N/A        (8.89)      $70.03
Russell 1000 Growth Index                                (5.23)   (2.63)   7.51     1.61     n/a      n/a       (13.27)
Inception Date: 8/11/00
------------------------------------------------------------------------------------------------------------------------------------
CONSTELLATION TIP SMALL CAP VALUE OPPORTUNITIES
FUND(1)                                                   1.82     9.16   29.36      N/A     N/A      N/A        21.38       $14.53
Russell 2000 Value Index                                  0.15     7.99   25.66      n/a     n/a      n/a        11.64
Inception Date: 3/4/02
------------------------------------------------------------------------------------------------------------------------------------
CONSTELLATION TIP FINANCIAL SERVICES FUND(2)             (0.93)   (0.93)  12.31    10.77    8.24      N/A        12.27       $15.27
S&P 500 Financials Index                                  0.35     2.74   14.88     7.28    7.42      n/a        13.22
Inception Date: 5/22/96
------------------------------------------------------------------------------------------------------------------------------------
CONSTELLATION TIP HEALTHCARE & BIOTECHNOLOGY
FUND(1)(2)                                               (6.00)    3.14   12.12     7.44     N/A      N/A         9.47       $35.37
S&P 500 Healthcare Index                                 (5.39)   (3.36)   4.80    (3.02)    n/a      n/a        (4.01)
Inception Date: 2/28/01
------------------------------------------------------------------------------------------------------------------------------------
CONSTELLATION TIP TAX MANAGED U.S. EQUITY FUND           (4.12)   (1.23)   9.95     2.62     N/A      N/A        (3.38)       $5.08
After Taxes (Pre-Liquidation)(4)                         (4.12)   (1.23)   9.95     2.62     n/a      n/a        (3.38)
After Taxes (Post-Liquidation)(4)                        (2.68)   (0.80)   6.47     2.24     n/a      n/a        (2.86)
S&P 500 Index                                            (1.87)    1.51   13.87     4.05     n/a      n/a        (1.34)
Inception Date: 2/28/01
------------------------------------------------------------------------------------------------------------------------------------
CONSTELLATION INTERNATIONAL EQUITY FUND                  (2.25)    3.13   18.76     6.73   (3.72)    0.75         3.43      $107.00
MSCI All Country World ex-U.S. Index                      1.01     5.15   23.15    11.38    0.49     4.25         5.33
Inception Date: 8/4/00(3)
------------------------------------------------------------------------------------------------------------------------------------
CONSTELLATIONSTRATEGIC VALUEANDHIGHINCOME FUND            1.93     4.26   16.04      N/A     N/A      N/A        23.21        $0.71
S&P 500 Index                                            (1.87)    1.51   13.87      n/a     n/a      n/a        14.75
Inception Date: 10/31/02
------------------------------------------------------------------------------------------------------------------------------------

Returns less than one year are cumulative. The Constellation Funds are distributed by Constellation Investment Distribution Company, Inc. Berwyn, PA 19312.
THE INVESTOR SHOULD CONSIDER THE INVESTMENT OBJECTIVES, RISKS, CHARGES AND EXPENSES BEFORE INVESTING. THIS INFORMATION CAN BE FOUND IN THE PROSPECTUS. A FREE PROSPECTUS, WHICH CONTAINS DETAILED INFORMATION, INCLUDING FEES AND EXPENSES, AND THE RISKS ASSOCIATED WITH INVESTING IN THESE FUNDS, CAN BE OBTAINED BY CALLING (866)242-5742. READ THE PROSPECTUS CAREFULLY BEFORE INVESTING. The performance data quoted represents past performance and the principal value and investment return will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Past performance is no guarantee of future results. Returns shown, unless otherwise indicated, are total returns, with dividends and income reinvested. Returns spanning more than one year are annualized. Fee waivers are in effect; if they had not been in effect, performance would have been lower. The indices mentioned are unmanaged statistical composites of stock market performance. Investing in an index is not possible. The holdings and sector weightings of the Funds are subject to change.
(1) Investing in technology and science companies and small and mid capitalization companies may subject the Funds to specific inherent risks, including above-average price fluctuations.
(2) Funds that take a focus or sector specific approach are subject to greater risk from downturns affecting a specific issuer or industry.
(3) For periods prior to August 2000, when the Fund began operating, the performance data quoted represents past performance of the Pitcairn Investment Management's similarly managed common trust fund, adjusted to reflect fees and expenses expected to be borne by the Fund. The common trust fund was not a registered mutual fund, and therefore, was not subject to certain investment and tax restrictions which may have adversely affected performance.
(4) After-tax returns are shown using the highest individual federal income tax rates in effect at the time of each distribution. They do not reflect the impact of state and local taxes. Your after-tax return depends on your individual tax situation, and may differ form the figures presented here. If you own fund shares in a tax-deferred account such as an IRA or 401(k) plan, this information does not apply to your investment because these accounts are not subject to current taxes. After-tax returns for most funds are calculated using the tax liability implied by each fund's declared distributions. However, the exact tax characteristics of many distributions are not known until after the close of the year. For certain funds, conservative estimates are used based on fund history until final amounts become available.
(5) Class II Shares for the periods prior to the inception date shown, reflect the performance of the Funds' Class I Shares.
(6) Class I Shares for the periods prior to the inception date shown, reflect the performance of the Fund's Class II Shares.


                                      Constellation Funds 2004 Annual Report | 3

DISCLOSURE OF FUND EXPENSES (UNAUDITED)

All mutual funds have operating expenses. As a shareholder of a fund, your investment is affected by these ongoing costs, which include (among others) costs for portfolio management, administrative services, and shareholder reports like this one. It is important for you to understand the impact of these costs on your investment returns.

Operating expenses such as these are deducted from the fund's gross income and directly reduce your final investment return. These expenses are expressed as a percentage of the fund's average net assets; this percentage is known as the fund's expense ratio.

The following examples use the expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The table on the next page illustrates your fund's costs in two ways:

* ACTUAL FUND RETURN. This section helps you to estimate the actual expenses after fee waivers that your fund incurred over the period. The "Expenses Paid During Period" column shows the actual dollar expense cost incurred by a $1,000 investment in the fund, and the "Ending Account Value" number is derived from deducting that expense cost from the fund's gross investment return.

You can use this information, together with the actual amount you invested in the fund, to estimate the expenses you paid over that period. Simply divide your actual account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = $8.6), then multiply that ratio by the number shown for your fund under "Expenses Paid During Period".

* HYPOTHETICAL 5% RETURN. This section helps you compare your fund's costs with those of other mutual funds. It assumes that the fund had an annual 5% return before expenses during the year, but that the expense ratio (in the "Annualized Expense Ratios" column) for the period is unchanged. This example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to make this 5% calculation. You can assess your fund's comparative cost by comparing the hypothetical result for your fund in the "Expense Paid During Period" column with those that appear in the same charts in the shareholder reports for other funds.

Note: Because the return is set at 5% for comparison purposes -- NOT your fund's actual return -- the account values shown may not apply to your specific investment.




4 | Constellation Funds 2004 Annual Report

DISCLOSURE OF FUND EXPENSES (UNAUDITED)


------------------------------------------------------------------------------------------------------------------------------------
                                                                                    BEGINNING      ENDING                  EXPENSES
                                                                                     ACCOUNT      ACCOUNT     ANNUALIZED     PAID
                                                                                      VALUE        VALUE       EXPENSE      DURING
                                                                                     3/31/04      9/30/04       RATIOS      PERIOD*
------------------------------------------------------------------------------------------------------------------------------------
Constellation Clover Large Cap Value Fund
------------------------------------------------------------------------------------------------------------------------------------
Actual Fund Return                                                                  $1,000.00    $  984.70       1.25%       $6.20
Hypothetical Fund Return                                                             1,000.00     1,018.75       1.25         6.31
------------------------------------------------------------------------------------------------------------------------------------
Constellation Clover Core Value Fund
------------------------------------------------------------------------------------------------------------------------------------
Actual Fund Return                                                                   1,000.00     1,006.00       1.06         5.32
Hypothetical Fund Return                                                             1,000.00     1,019.70       1.06         5.35
------------------------------------------------------------------------------------------------------------------------------------
Constellation Clover Small Cap Value Fund
------------------------------------------------------------------------------------------------------------------------------------
Actual Fund Return                                                                   1,000.00       990.00       1.22         6.07
Hypothetical Fund Return                                                             1,000.00     1,018.90       1.22         6.16
------------------------------------------------------------------------------------------------------------------------------------
Constellation Clover Core Fixed Income Fund
------------------------------------------------------------------------------------------------------------------------------------
Actual Fund Return                                                                   1,000.00     1,005.30       0.79         3.96
Hypothetical Fund Return                                                             1,000.00     1,021.05       0.79         3.99
------------------------------------------------------------------------------------------------------------------------------------
Constellation Chartwell Ultra Short Duration Fixed Income Fund -- Class I Shares
------------------------------------------------------------------------------------------------------------------------------------
Actual Fund Return                                                                   1,000.00     1,006.60       0.49         2.46
Hypothetical Fund Return                                                             1,000.00     1,022.55       0.49         2.48
------------------------------------------------------------------------------------------------------------------------------------
Constellation Chartwell Ultra Short Duration Fixed Income Fund -- Class II Shares
------------------------------------------------------------------------------------------------------------------------------------
Actual Fund Return                                                                   1,000.00     1,005.30       0.74         3.71
Hypothetical Fund Return                                                             1,000.00     1,021.30       0.74         3.74
------------------------------------------------------------------------------------------------------------------------------------
Constellation Chartwell Short Duration Fixed Income Fund -- Class I Shares
------------------------------------------------------------------------------------------------------------------------------------
Actual Fund Return                                                                   1,000.00     1,005.30       0.49         2.46
Hypothetical Fund Return                                                             1,000.00     1,022.55       0.49         2.48
------------------------------------------------------------------------------------------------------------------------------------
Constellation Chartwell Short Duration Fixed Income Fund -- Class II Shares
------------------------------------------------------------------------------------------------------------------------------------
Actual Fund Return                                                                   1,000.00     1,004.10       0.74         3.71
Hypothetical Fund Return                                                             1,000.00     1,021.30       0.74         3.74
------------------------------------------------------------------------------------------------------------------------------------
Constellation Chartwell High Yield Fund
------------------------------------------------------------------------------------------------------------------------------------
Actual Fund Return                                                                   1,000.00     1,040.10       0.90         4.59
Hypothetical Fund Return                                                             1,000.00     1,020.50       0.90         4.55
------------------------------------------------------------------------------------------------------------------------------------
Constellation HLAM Large Cap Value Fund
------------------------------------------------------------------------------------------------------------------------------------
Actual Fund Return                                                                   1,000.00       984.20       1.20         5.95
Hypothetical Fund Return                                                             1,000.00     1,019.00       1.20         6.06
------------------------------------------------------------------------------------------------------------------------------------
Constellation Pitcairn Diversified Value Fund
------------------------------------------------------------------------------------------------------------------------------------
Actual Fund Return                                                                   1,000.00     1,018.30       1.04         5.25
Hypothetical Fund Return                                                             1,000.00     1,019.80       1.04         5.25
------------------------------------------------------------------------------------------------------------------------------------
Constellation Pitcairn Select Value Fund
------------------------------------------------------------------------------------------------------------------------------------
Actual Fund Return                                                                   1,000.00       995.70       1.05         5.24
Hypothetical Fund Return                                                             1,000.00     1,019.75       1.05         5.30
------------------------------------------------------------------------------------------------------------------------------------

* Expenses are equal to the Fund's annualized expense ratio multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).


------------------------------------------------------------------------------------------------------------------------------------
                                                                                    BEGINNING      ENDING                  EXPENSES
                                                                                     ACCOUNT      ACCOUNT     ANNUALIZED     PAID
                                                                                      VALUE        VALUE       EXPENSE      DURING
                                                                                     3/31/04      9/30/04       RATIOS      PERIOD*
------------------------------------------------------------------------------------------------------------------------------------
Constellation Pitcairn Diversified Growth Fund
------------------------------------------------------------------------------------------------------------------------------------
Actual Fund Return                                                                  $1,000.00    $  978.10       1.03%       $5.09
Hypothetical Fund Return                                                             1,000.00     1,019.85       1.03         5.20
------------------------------------------------------------------------------------------------------------------------------------
Constellation Pitcairn Small Cap Fund
------------------------------------------------------------------------------------------------------------------------------------
Actual Fund Return                                                                   1,000.00       979.50       1.11         5.49
Hypothetical Fund Return                                                             1,000.00     1,019.45       1.11         5.60
------------------------------------------------------------------------------------------------------------------------------------
Constellation Pitcairn Family Heritage(R) Fund
------------------------------------------------------------------------------------------------------------------------------------
Actual Fund Return                                                                   1,000.00     1,004.30       1.24         6.21
Hypothetical Fund Return                                                             1,000.00     1,018.80       1.24         6.26
------------------------------------------------------------------------------------------------------------------------------------
Constellation Pitcairn Taxable Bond Fund
------------------------------------------------------------------------------------------------------------------------------------
Actual Fund Return                                                                   1,000.00     1,001.10       0.78         3.90
Hypothetical Fund Return                                                             1,000.00     1,021.10       0.78         3.94
------------------------------------------------------------------------------------------------------------------------------------
Constellation Pitcairn Tax-Exempt Bond Fund
------------------------------------------------------------------------------------------------------------------------------------
Actual Fund Return                                                                   1,000.00     1,010.90       0.63         3.17
Hypothetical Fund Return                                                             1,000.00     1,021.85       0.63         3.18
------------------------------------------------------------------------------------------------------------------------------------
Constellation Sands Capital Select Growth Fund -- Class I
------------------------------------------------------------------------------------------------------------------------------------
Actual Fund Return                                                                   1,000.00     1,008.90       1.11         5.57
Hypothetical Fund Return                                                             1,000.00     1,019.45       1.11         5.60
------------------------------------------------------------------------------------------------------------------------------------
Constellation Sands Capital Select Growth Fund -- Class II
------------------------------------------------------------------------------------------------------------------------------------
Actual Fund Return                                                                   1,000.00     1,005.90       1.22         6.12
Hypothetical Fund Return                                                             1,000.00     1,018.90       1.22         6.16
------------------------------------------------------------------------------------------------------------------------------------
Constellation TIP Small Cap Value Opportunities Fund
------------------------------------------------------------------------------------------------------------------------------------
Actual Fund Return                                                                   1,000.00     1,015.70       1.45         7.31
Hypothetical Fund Return                                                             1,000.00     1,017.75       1.45         7.31
------------------------------------------------------------------------------------------------------------------------------------
Constellation TIP Financial Services Fund
------------------------------------------------------------------------------------------------------------------------------------
Actual Fund Return                                                                   1,000.00       949.40       1.43         6.97
Hypothetical Fund Return                                                             1,000.00     1,017.85       1.43         7.21
------------------------------------------------------------------------------------------------------------------------------------
Constellation TIP Healthcare & Biotechnology Fund
------------------------------------------------------------------------------------------------------------------------------------
Actual Fund Return                                                                   1,000.00       968.40       1.52         7.48
Hypothetical Fund Return                                                             1,000.00     1,017.40       1.52         7.67
------------------------------------------------------------------------------------------------------------------------------------
Constellation TIP Tax Managed U.S. Equity Fund
------------------------------------------------------------------------------------------------------------------------------------
Actual Fund Return                                                                   1,000.00       961.90       1.25         6.13
Hypothetical Fund Return                                                             1,000.00     1,018.75       1.25         6.31
------------------------------------------------------------------------------------------------------------------------------------
Constellation International Equity Fund
------------------------------------------------------------------------------------------------------------------------------------
Actual Fund Return                                                                   1,000.00       977.50       1.36         6.72
Hypothetical Fund Return                                                             1,000.00     1,018.20       1.36         6.86
------------------------------------------------------------------------------------------------------------------------------------
Constellation Strategic and High Income Fund
------------------------------------------------------------------------------------------------------------------------------------
Actual Fund Return                                                                   1,000.00       999.80       0.25         1.25
Hypothetical Fund Return                                                             1,000.00     1,023.75       0.25         1.26
------------------------------------------------------------------------------------------------------------------------------------


                                      Constellation Funds 2004 Annual Report | 5

INVESTMENT REVIEW


CONSTELLATION CLOVER LARGE CAP VALUE FUND


INVESTMENT PHILOSOPHY & PROCESS
The Constellation Clover Large Cap Value Fund is sub-advised by Clover Capital Management. The Fund seeks to produce attractive returns by investing in a diversified portfolio of stocks. The Fund's focus is on companies whose market capitalizations fall in the large cap category similar to the Russell 1000 Index. Clover Capital Management focuses on companies that trade at attractive values relative to their cash flow, book value, financial strength, peer and company-specific historical valuation. Clover believes that application of classic value investment disciplines can yield attractive long term returns. Using a combination of valuation screens, technical analysis, and fundamental research, the analyst team seeks to find companies that have inexpensive valuations and improving business fundamentals.

FUND PERFORMANCE & POSITIONING
For the fiscal year ended September 30, 2004 the Constellation Clover Large Cap Value Fund gained 14.07% compared with a return of 20.52% for the Russell 1000 Value Index. According to Lipper, the Fund ranked 395 out of 461 large cap value funds for the one year period ending September 30, 2004, placing it in the 86th percentile.

Strong stock selection in the healthcare sector, specifically within the biotechnology and pharmaceutical industries, contributed positively to results for the year. Biogen Idec, a biotechnology company with four commercial drug products currently available and others in the development pipeline, was one of the Fund's strongest individual performers. Other individual holdings posting good relative results for the year include BP, an oil company with worldwide operations and Bank of America, a provider of financial services and products.

Unfortunately, this strength was more than offset by sub-optimal stock selection in the materials, financial services and consumer discretionary sectors. SPX, an industrial conglomerate, down close to 40% during the period was a significant detractor for the Fund on an absolute and relative basis. The Fund was also hurt by poor performance from radio broadcast company, Clear Channel Communications and advertising company, Interpublic Group. Fund management believed that many advertising, media and communications companies were well positioned to benefit from a robust recovery in advertising spurred on by the presidential election and the summer Olympics. Significant media events such as these typically drive profits for media companies, but an oversupply of airtime and other factors kept pricing low and the expectations for a recovery were not met. While many of these companies remain healthy, generating free cash flows and maintaining strong fundamentals, the stocks of these companies suffered.

There were no significant changes to Fund strategy during the period. The Fund uses a blend of fundamental and quantitative methodologies in the investment process. Fund management remains focused on identifying inexpensive stocks with improving fundamentals and improving investor sentiment.



6 | Constellation Funds 2004 Annual Report

INVESTMENT REVIEW

CONSTELLATION CLOVER LARGE CAP VALUE FUND


FUND PROFILE

As of September 30, 2004

Ticker                                         TLCVX
----------------------------------------------------
CUSIP                                      21038A505
----------------------------------------------------
% in 10 largest holdings                       45.5%
----------------------------------------------------
# of holdings                                     80
----------------------------------------------------
Price/Earnings Ratio
   (wtd. harmonic avg.)                        16.02
----------------------------------------------------
Weighted Average Market
   Capitalization                      $85.1 billion
----------------------------------------------------
Net assets                                $6 million
----------------------------------------------------
Top 10 Holdings
1  Exxon Mobil
2  General Electric
3  Bank of America
4  American International Group
5  Citigroup
6  Anheuser-Busch
7  Microsoft
8  Albertson's
9  Verizon Communications
10 International Business
      Machines

                             Investment Style

                          value    blend    growth
                        ---------------------------
                  large |XXXXXXX|         |        |
Market                  ---------------------------
Capitalization   medium |       |         |        |
                        ---------------------------
                  small |       |         |        |
                        ---------------------------

SECTOR WEIGHTINGS+

26.8%  Financials
11.4%  Industrials
10.5%  Consumer Discretionary
9.6%   Energy
8.3%   Consumer Staples
7.7%   Information Technology
7.4%   Cash Equivalents
6.3%   Utilities
4.4%   Materials
3.7%   Telecommunication Services
3.0%   Health Care
0.9%   Exchange Traded Funds

+Percentages based on total investments

LIPPER INC. PERFORMANCE RANKING

As of September 30, 2004

LIPPER LARGE CAP VALUE CATEGORY
PERIOD        RANK                        PERCENTILE

5 year        (152 of 226 funds)          67%
----------------------------------------------------
3 year        (292 of 341 funds)          86%
----------------------------------------------------
1 year        (395 of 461 funds)          86%


GROWTH OF $10,000 INVESTMENT IN THE FUND

October 31, 1997 - September 30, 2004*

              Clover         S&P 500         Russell 1000
               LCF            Index          Value Index
              ------         -------         ------------
Oct 31 97      10000          10000             10000
Sep 98          9347          11283             10657
Sep 99         11793          14419             12652
Sep 00         14133          16334             13779
Sep 01         11947          11986             12551
Sep 02          9598           9530             10424
Sep 03         11779          11855             12964
Sep 04         13436          13499             15624

*These figures represent past performance, which is no guarantee of future results. The investment return and principal value of an investment will fluctuate, so an investor's shares, when redeemed, may be worth more or less than its original cost. The performance in the above graph does not reflect the deduction of taxes the shareholder will pay on fund distributions or the redemptions of fund shares. The inception date of the Constellation Clover Large Cap Value Fund is October 31, 1997.


ANNUALIZED TOTAL RETURNS

Periods ending September 30, 2004

Past 1      Past 3      Past 5     Since
year        years       years      inception
14.07%      4.00%       2.64%      4.36%


                                      Constellation Funds 2004 Annual Report | 7

INVESTMENT REVIEW


CONSTELLATION CLOVER CORE VALUE FUND


INVESTMENT PHILOSOPHY & PROCESS
The Constellation Clover Core Value Fund is sub-advised by Clover Capital Management. The Fund seeks to produce attractive returns by investing in a diversified portfolio of stocks. The Fund invests in a broad range of large, medium and small capitalization companies which typically are found in the Russell 3000 Value Index. Clover Capital Management focuses on companies that trade at attractive values relative to their cash flow, book value, financial strength, peer and company-specific historical valuation. Clover believes that application of classic value investment disciplines can yield attractive long term returns. Using a combination of valuation screens, technical analysis, and fundamental research, the analyst team seeks to find companies that have inexpensive valuations and improving business fundamentals.

FUND PERFORMANCE & POSITIONING
For the fiscal year ended September 30, 2004 the Constellation Clover Core Value Fund posted a total return of 20.75% compared with a total return for the Russell 3000 Value Index of 20.89% and 25.62% for the Russell Midcap Value Index. According to Lipper, the Fund ranked 135 out of 212 mid-cap value funds for the one year period ending September 30, 2004, placing it in the 64th percentile.

Strong stock selection and a significant overweighting in the healthcare sector contributed positively to results for the year. Several holdings in the energy sector, including Valero Energy and Pioneer Natural Resources also contributed positively to results. Other holdings in the Fund posting strong individual performance results include Countrywide Credit Industry, a diversified financial services company focusing on residential mortgage banking and Brunswick, a global manufacturer of fitness, leisure and boating products.

The Fund's underweight position in Real Estate Investment Trusts hindered performance. The technology sector also detracted from performance for the period, largely due to the poor performance of Maxtor, a manufacturer of disk drives and computer storage devices, which was down more than 50% due to fierce price competition in the computer storage market. The Fund was also hurt by poor performance from radio broadcast company, Clear Channel Communications and advertising company, Interpublic Group. Fund management believed that many advertising, media and communications companies were well positioned to benefit from a robust recovery in advertising spurred on by the presidential election and the summer Olympics. Significant media events such as these typically drive profits for media companies, but an oversupply of airtime and other factors kept pricing low and the expectations for a recovery were not met. While many of these companies remain healthy, generating free cash flow and maintaining strong fundamentals, the stocks of these companies suffered.

There were no significant changes to Fund strategy during the period. Clover Capital Management remained focused on identifying inexpensive stocks with improving fundamentals and improving investor sentiment. The current positioning of the Fund remains consistent. The largest sector investment is in financial services companies, with an emphasis on regional banks and personal lines insurance operators. The Fund continues to be underweight REITs. At the individual stock level, Management trims positions in stocks that have performed well and invests the proceeds in stocks of companies that are well positioned but whose stocks have not risen to their full potential.


8 | Constellation Funds 2004 Annual Report

INVESTMENT REVIEW

CONSTELLATION CLOVER CORE VALUE FUND


FUND PROFILE

As of September 30, 2004

Ticker                                         CCEVX
----------------------------------------------------
CUSIP                                      21038A604
----------------------------------------------------
% in 10 largest holdings                       21.8%
----------------------------------------------------
# of holdings                                     65
----------------------------------------------------
Price/Earnings Ratio
   (wtd. harmonic avg.)                        14.76
----------------------------------------------------
Weighted Average Market
   Capitalization                      $12.2 billion
----------------------------------------------------
Net assets                               $60 million
----------------------------------------------------
Top 10 Holdings
1  Jones Apparel Group
2  CVS
3  Safeco
4  Countrywide Credit Industry
5  Radian Group
6  Ingram Micro, Cl A
7  SCANA
8  Pioneer Natural Resources
9  Yellow Roadway
10 CMS Energy


                             Investment Style

                          value    blend    growth
                        ---------------------------
                  large |       |         |        |
Market                  ---------------------------
Capitalization   medium |XXXXXXX|         |        |
                        ---------------------------
                  small |       |         |        |
                        ---------------------------


SECTOR WEIGHTINGS+

26.0%  Financials
15.7%  Cash Equivalents
11.3%  Utilities
9.4%   Industrials
8.5%   Health Care
8.4%   Consumer Discretionary
7.4%   Information Technology
5.3%   Consumer Staples
4.4%   Materials
3.6%   Energy

+Percentages based on total investments

LIPPER INC. PERFORMANCE RANKING

As of September 30, 2004

LIPPER MID-CAP VALUE CATEGORY
PERIOD        RANK                        PERCENTILE

10 year       (24 of 36 funds)            67%
----------------------------------------------------
5 year        (65 of 100 funds)           65%
----------------------------------------------------
3 year        (106 of 149 funds)          71%
----------------------------------------------------
1 year        (135 of 212 funds)          64%


GROWTH OF $10,000 INVESTMENT IN THE FUND

September 30, 1994 - September 30, 2004*

               Clover        Russell           Russell           Russell
             Core Value    Midcap Value         3000              3000
                Fund          Index             Index           Value Index
             ----------    ------------      -----------       ------------
Sep 30 94      10000          10000             10000             10000
Sep 95         12543          12475             12931             12672
Sep 96         13926          14439             15390             14887
Sep 97         17606          20250             21342             21190
Sep 98         16550          19499             22330             21608
Sep 99         17564          21316             28207             25419
Sep 00         19965          24087             33338             27796
Sep 01         20864          24078             24034             25578
Sep 02         19535          22763             19510             21514
Sep 03         23756          29205             24568             26868
Sep 04         28686          36687             28071             32481

*These figures represent past performance, which is no guarantee of future results. The investment return and principal value of an investment will fluctuate, so an investor's shares, when redeemed, may be worth more or less than its original cost. The performance in the above graph does not reflect the deduction of taxes the shareholder will pay on fund distributions or the redemptions of fund shares. The inception date of the Constellation Clover Core Value Fund is December 6, 1991.


ANNUALIZED TOTAL RETURNS

Periods ending September 30, 2004

Past 1      Past 3      Past 5      Past 10     Since
year        years       years       years       inception
20.75%      11.19%      10.31%      11.11%      11.63%


                                      Constellation Funds 2004 Annual Report | 9

INVESTMENT REVIEW


CONSTELLATION CLOVER SMALL CAP VALUE FUND


INVESTMENT PHILOSOPHY & PROCESS
The Constellation Clover Small Cap Value Fund is sub-advised by Clover Capital Management. The Fund holds a diversified portfolio of stocks, focused on companies with market capitalizations that fall in the small cap category similar to the Russell 2000 Index. Clover Capital focuses on companies that trade at attractive values relative to their cash flow, book value, financial strength, peer and company-specific historical valuation. Clover believes that application of classic value investment disciplines within the smaller company universe can yield attractive long term returns. Using a combination of valuation screens, technical analysis, and fundamental research, the analyst team seeks to find companies that have inexpensive valuations and improving business fundamentals.

FUND PERFORMANCE & POSITIONING
For the fiscal year ended September 30, 2004 the Constellation Clover Small Cap Value Fund gained 23.72%, net of expenses, compared with a return of 25.66% for the Russell 2000 Value Index and a return of 18.77% for the Russell 2000 Index. According to Lipper, for the one year period ending September 30, 2004, the Fund ranked 120 out of 237 small cap value funds, placing it in the 51st percentile among peers.

Performance was positively impacted by stock selection in the consumer discretionary, industrials and materials sectors. This strength was partially offset by sub-optimal selection within the financial services and energy sectors. Overall, sector & industry allocation had a negative impact on performance, as the benefit of underweighting the telecommunications segment was overwhelmed by the negative impact of an underweight position in materials and an overweight position in technology.

The Fund's holdings in AK Steel Holding, a steel producer, American Eagle Outfitters, a casual clothing retailer focused on the teen and young adult market, Vans, a merchandiser of sports footware and apparel and Reliant Energy, a producer of electricity and ancillary services, contributed positively to results for the period. Several companies within the portfolio detracted from performance during the year. These include Maxtor, a manufacturer of disk drives and computer storage devices, Calpine, a power company, and Intermet, a company specializing in the manufacture of castings for the automotive and industrials business.

Management made no major changes to Fund strategy during the period. Clover Capital Management remains focused on identifying inexpensive stocks with improving fundamentals and improving investor sentiment. Over the course of the last twelve months, the management team moved to reduce major overweight and underweight positions and bring the portfolio exposure more in line with that of the the Russell 2000 Value benchmark. This marginal shift was implemented in response to the maturing economic cycle and an investing environment characterized by extending valuations and higher share prices. The Fund's portfolio managers felt that the environment generally presented fewer opportunities for the portfolio to benefit from price dislocations within individual stocks and sectors and, as a result, positioned the Fund with greater sensitivity to benchmark weightings.



10 | Constellation Funds 2004 Annual Report

INVESTMENT REVIEW

CONSTELLATION CLOVER SMALL CAP VALUE FUND


FUND PROFILE

As of September 30, 2004

Ticker                                         TCSVX
----------------------------------------------------
CUSIP                                      21038A828
----------------------------------------------------
% in 10 largest holdings                        9.8%
----------------------------------------------------
# of holdings                                    151
----------------------------------------------------
Price/Earnings Ratio
   (wtd. harmonic avg.)                        17.92
----------------------------------------------------
Weighted Average Market
   Capitalization                       $1.2 billion
----------------------------------------------------
Net assets                              $540 million
----------------------------------------------------
Top 10 Holdings
1  FelCor Lodging Trust
2  CMS Energy
3  AGCO
4  Province Healthcare
5  Stewart & Stevenson Services
6  Providian Financial
7  Platinum Underwriters Holdings
8  BankAtlantic Bancorp, Cl A
9  Webster Financial
10 Owens-Illinois


                             Investment Style

                          value    blend    growth
                        ----------------------------
                  large |       |         |        |
Market                  ----------------------------
Capitalization   medium |       |         |        |
                        ----------------------------
                  small |XXXXXXX|         |        |
                        ----------------------------


SECTOR WEIGHTINGS+

28.1%  Cash Equivalents
20.4%  Financials
12.7%  Industrials
11.4%  Consumer Discretionary
8.6%   Information Technology
4.9%   Materials
4.1%   Health Care
3.6%   Utilities
3.6%   Energy
1.7%   Consumer Staples
0.9%   Telecommunication Services

+Percentages based on total investments

LIPPER INC. PERFORMANCE RANKING

As of September 30, 2004

LIPPER SMALL CAP VALUE CATEGORY
PERIOD        RANK                        PERCENTILE

5 year        (34 of 132 funds)           26%
----------------------------------------------------
3 year        (142 of 172 funds)          83%
----------------------------------------------------
1 year        (120 of 237 funds)          51%


GROWTH OF $10,000 INVESTMENT IN THE FUND

February 29, 1996 - September 30, 2004*

               Clover
              Small Cap    Russell 2000         Russell 2000
             Value Fund       Index              Value Index
             ----------    ------------         -------------
Feb 29 96      10000          10000                10000
Sep 96         10838          10752                10785
Sep 97         16169          14320                15385
Sep 98         12733          11596                13417
Sep 99         15511          13808                14199
Sep 00         20101          17037                16381
Sep 01         22543          13424                17299
Sep 02         20584          12175                17047
Sep 03         26072          16619                22444
Sep 04         32256          19739                28203

*These figures represent past performance, which is no guarantee of future results. The investment return and principal value of an investment will fluctuate, so an investor's shares, when redeemed, may be worth more or less than its original cost. The performance in the above graph does not reflect the deduction of taxes the shareholder will pay on fund distributions or the redemptions of fund shares. The inception date of the Constellation Clover Small Cap Value Fund is February 28, 1996.


ANNUALIZED TOTAL RETURNS

Periods ending September 30, 2004

Past 1        Past 3      Past 5       Since
year          years       years        inception
23.72%        12.69%      15.77%       14.60%


                                     Constellation Funds 2004 Annual Report | 11

INVESTMENT REVIEW


CONSTELLATION CLOVER CORE FIXED INCOME FUND


INVESTMENT PHILOSOPHY & PROCESS
The Constellation Clover Core Fixed Income Fund is sub-advised by Clover Capital Management. The Fund seeks to produce attractive long-term total rates of return and a high level of current income by investing in a diversified portfolio of bonds. The Fund maintains a laddered maturity structure and a weighted average duration that is consistent with an intermediate-term bond portfolio. However, individual bonds may have a final maturity from one month to thirty years or more. The Fund focuses its investment in those sectors and individual issues that, in aggregate, are expected to produce a total rate of return greater than the return earned on the Lehman Aggregate Bond Index. Clover Capital Management combines a top down macro economic outlook with individual security selection evaluation and techniques. Factors such as the business cycle, Federal Reserve policy, and credit spreads are taken into account to establish an overall framework for sector allocation and yield curve positioning, as well as the overall posture of the portfolio (offensive or defensive).

FUND PERFORMANCE & POSITIONING
For the fiscal year ended September 30, 2004, the Constellation Clover Core Fixed Income Fund posted a net total return of 2.97% versus 3.68% for the Lehman Aggregate Bond Index. According to Lipper, the Fund ranked 287 out of 444 intermediate investment grade bond funds for the one year period ending September 30, 2004, placing it in the 65th percentile.

The vast majority of the Fund's performance shortfall occurred during the first quarter of the fiscal year (September 30, 2003-December 31, 2003) and was primarily due to the strong performance in the corporate bond market. The rally in that sector was a continuation of the recovery from the prior year's debacle of corporate scandals. The Fund's relative performance was adversely impacted by the rally in corporate bonds because the Fund maintains a bias towards high quality issuers in the corporate sector. During most sharp moves in the market, lower quality and higher beta companies tend to lead performance in both directions. That phenomenon was evident in this rally as well, as lower quality issuers outpaced the Fund's higher quality holdings. While the Fund did experience some material spread tightening in bonds such as XTO Energy 7.50% due 4/15/12, as well as a tender offer for the holding in SLMA 0% due 10/3/22, this was offset by holdings in long Treasury bonds which underperformed similar maturity corporate bonds.

Since 12/31/03, the Fund has performed much more in line with its benchmark as some of the steam ran out of the corporate bond rally and the Fund shifted its focus to that of income generation. With interest rates at relatively low absolute levels and credit spreads very tight, Fund managers expect that opportunities to earn principal appreciation in the bond market will be limited. Therefore, the Fund has concentrated on adding yield and improving its spread versus the benchmark while still maintaining a relatively high overall credit quality. In this environment, individual security selection will be increasingly important. During the past year, the Clover Capital Management added attractive holdings in the mortgage backed securities sector, as well as corporate bonds issued by companies including Thermo Electron, ConAgra Foods, and Bisys Group. Clover Capital Management intends to continue with this theme of bolstering the portfolio's yield through individual security selection to support returns in a challenging environment.


12 | Constellation Funds 2004 Annual Report

INVESTMENT REVIEW

CONSTELLATION CLOVER CORE FIXED INCOME FUND


FUND PROFILE

As of September 30, 2004

Ticker                                         TCFIX
----------------------------------------------------
CUSIP                                      21038A703
----------------------------------------------------
% in 10 largest holdings                       38.4%
----------------------------------------------------
# of holdings                                     57
----------------------------------------------------
Weighted Average Effective Duration             4.42
----------------------------------------------------
Weighted Average Quality                         AA3
----------------------------------------------------
Weighted Average Yield                         4.13%
----------------------------------------------------
Net assets                               $32 million
----------------------------------------------------
Top 10 Holdings
1  FNMA Pool #254759
2  U.S. Treasury Bonds
3  Dial
4  FNMA Pool #738783
5  Marsh & McClennan
6  FNMA Pool #689022
7  Natural Fuel Gas
8  U.S. Treasury Bonds
9  Scana
10 Roadway

                                      Duration
                              short              long
                            ---------------------------
                      high  |       |XXXXXXXXX|        |
                            ---------------------------
          Quality           |       |         |        |
                            ---------------------------
                       low  |       |         |        |
                            ---------------------------


SECTOR WEIGHTINGS+

41.9%  Corporate Obligations
36.0%  U.S. Government Mortgage-Backed Obligations
13.0%  U.S. Treasury Obligations
3.5%   U.S. Government Agency Obligations
3.2%   Cash Equivalents
2.4%   Convertible Bonds

+Percentages based on total investments

LIPPER INC. PERFORMANCE RANKING

As of September 30, 2004

LIPPER INTERMEDIATE INVESTMENT GRADE BOND CATEGORY
PERIOD        RANK                        PERCENTILE

10 year       (39 of 113 funds)           35%
----------------------------------------------------
5 year        (113 of 258 funds)          44%
----------------------------------------------------
3 year        (189 of 348 funds)          54%
----------------------------------------------------
1 year        (287 of 444 funds)          65%


GROWTH OF $10,000 INVESTMENT IN THE FUND

September 30, 1994 - September 30, 2004*

              Clover         Lehman
            Core Fixed    US Aggregate
            Income Fund    Bond Index
            -----------   ------------
Sep 30 94      10000          10000
Sep 95         11382          11407
Sep 96         11973          11964
Sep 97         13126          13129
Sep 98         14612          14639
Sep 99         14351          14585
Sep 00         15386          15604
Sep 01         17231          17625
Sep 02         18756          19141
Sep 03         19388          20174
Sep 94         19964          20916

*These figures represent past performance, which is no guarantee of future results. The investment return and principal value of an investment will fluctuate, so an investor's shares, when redeemed, may be worth more or less than its original cost. The performance in the above graph does not reflect the deduction of taxes the shareholder will pay on fund distributions or the redemptions of fund shares. The inception date of the Constellation Clover Core Fixed Income Fund is December 6, 1991.


ANNUALIZED TOTAL RETURNS

Periods ending September 30, 2004

Past 1        Past 3      Past 5      Past 10       Since
year          years       years       years         inception
2.97%         5.03%       6.82%       7.16%         6.96%


                                     Constellation Funds 2004 Annual Report | 13

INVESTMENT REVIEW


CONSTELLATION CHARTWELL ULTRA SHORT DURATION FIXED INCOME FUND


INVESTMENT PHILOSOPHY & PROCESS
The Constellation Chartwell Ultra Short Duration Fund is sub-advised by Chartwell Investment Partners. The Fund seeks to provide above market income, liquidity, and risk-adjusted total return. Fund management targets these goals using a low risk approach, selecting a core group of securities from better yielding sectors within the government markets, and enhancing liquidity and yield by combining very short maturities with fixed rate issues in a barbell structure. The Fund avoids higher risk strategies, including exposure to non-dollar currencies and lower quality credits. The Fund generally has a targeted duration of 0.5 years and holds 100% of the portfolio in government quality issues.

FUND PERFORMANCE & POSITIONING
For the 12 months ending September 30, 2004, the Fund returned 1.63% (Class I Shares), outperforming the Merrill Lynch 3-Month U.S. Treasury Bill Index return of 1.10%. During this period, the Fund has outperformed the average return of 1.12% achieved by funds in the Lipper Ultra Short Obligation category group.

A move to generally higher interest rates, including an increase in the Fed Funds rate from 1.0% to 1.75%, had the most significant impact on short-term fixed income performance during the last year. Under these conditions, the Fund's performance benefited from its focus on better yielding securities because this excess income provided a cushion against higher rates.

During the year, the Fund added a significant position in floating rate securities as Fund management anticipated a gradual increase in rates along with solid economic growth. This shift from fixed to floating rate securities provided both a rising income stream and a defensive price structure against rising rates. Longer term (2 to 3 years) fixed rate mortgage securities were the least defensive part of the fund's portfolio and lagged in return.



14 | Constellation Funds 2004 Annual Report

INVESTMENT REVIEW


CONSTELLATION CHARTWELL ULTRA SHORT DURATION FIXED INCOME FUND


FUND PROFILE

As of September 30, 2004

Ticker (Class I/Class II)                TSDOX/TDGOX
----------------------------------------------------
CUSIP (Class I/Class II)         21038A802/21038A885
----------------------------------------------------
% in 10 largest holdings                       24.5%
----------------------------------------------------
# of holdings                                     91
----------------------------------------------------
Weighted Average Effective Duration             0.62
----------------------------------------------------
Weighted Average Quality                  Government
----------------------------------------------------
Weighted Average Life                           0.70
----------------------------------------------------
SEC 30-day Yield                               2.54%
----------------------------------------------------
Net assets (CI/CII)                  $392 mil/$9 mil
----------------------------------------------------
Top 10 Holdings
1  FNMA CMO/REMIC Ser 2002-81, Cl F
2  FNMA CMO/REMIC Ser 2002-82, Cl PC
3  GNMA CMO/REMIC Ser 2003-34, Cl PM
4  FHLMC CMO/REMIC Ser 2463, Cl PE
5  FHLB
6  FHLMC CMO/REMIC
     Ser 2586, Cl XG
7  FHLMC CMO/REMIC
     Ser 2650, Cl FX
8  FHLMC CMO/REMIC
     Ser 2527, Cl LU
9  FNMA CMO/REMIC
     Ser 2003-46, Cl PA
10 FHLMC CMO/REMIC Ser 2799, Cl F


                                     Duration
                              short            long
                            --------------------------
                      high  |XXXXXXX|       |        |
                            --------------------------
          Quality           |       |       |        |
                            --------------------------
                       low  |       |       |        |
                            --------------------------


SECTOR WEIGHTINGS+

68.4%  U.S. Government Mortgage-Backed Obligations
27.3%  Cash Equivalents
4.3%   U.S. Government Agency Obligations

+Percentages based on total investments

LIPPER INC. PERFORMANCE RANKING*

As of September 30, 2004

LIPPER ULTRA SHORT OBLIGATION CATEGORY
PERIOD        RANK                        PERCENTILE

10 year       (5 of 17 funds)             29%
----------------------------------------------------
5 year        (12 of 29 funds)            41%
----------------------------------------------------
3 year        (20 of 41 funds)            49%
----------------------------------------------------
1 year        (13 of 72 funds)            18%

*Rankings for Class I Shares


GROWTH OF $10,000 INVESTMENT IN THE FUND

September 30, 1994 - September 30, 2004*

             Chartwell      Chartwell      Merrill Lynch
            Ultra Short    Ultra Short        3-month
              Dur FIF        Dur FIF       U.S. Treasury
              Class 1        Class 2         Bill Index
            -----------    -----------     -------------
Sep 30 94      10000          10000            10000
Sep 95         10688          10661            10588
Sep 96         11439          11382            11168
Sep 97         12147          12057            11770
Sep 98         12903          12891            12401
Sep 99         13592          13535            12984
Sep 00         14454          14348            13734
Sep 01         15479          15326            14483
Sep 02         15935          15738            14773
Sep 03         16158          15919            14968
Sep 04         16422          16139            15132

*These figures represent past performance, which is no guarantee of future results. The investment return and principal value of an investment will fluctuate, so an investor's shares, when redeemed, may be worth more or less than its original cost. The performance in the above graph does not reflect the deduction of taxes the shareholder will pay on fund distributions or the redemptions of fund shares. The inception date of the Constellation Chartwell Ultra Short Duration Fixed Income Fund (Class I Shares) is March 1, 1994. **Class II Shares were offered beginning on February 27, 1998. Class II Shares' performance for the periods prior to February 27, 1998 reflects the performance of the Fund's Class I Shares. The performance of the Class II Shares has been adjusted for the differences in fees between classes.


ANNUALIZED TOTAL RETURNS

Periods ending September 30, 2004

                    Past 1      Past 3      Past 5      Past 10      Since
                    year        years       years       years        inception
Class I Shares      1.63%       1.99%       3.85%       5.09%        5.03%
Class II Shares     1.38%       1.74%       3.58%       4.90%**      4.84%**


                                     Constellation Funds 2004 Annual Report | 15

INVESTMENT REVIEW


CONSTELLATION CHARTWELL SHORT DURATION FIXED INCOME FUND


INVESTMENT PHILOSOPHY & PROCESS
The Constellation Chartwell Short Duration Fixed Income Fund is sub-advised by Chartwell Investment Partners. The Fund seeks to provide above market income, liquidity, and risk-adjusted total return. Fund management targets these goals using a low risk approach, selecting a core group of securities from better yielding sectors within the government and corporate markets, and enhancing liquidity and yield by combining very short maturities with fixed rate issues in a barbell structure. The Fund avoids higher risk strategies, including exposure to non-dollar currencies and below "A" rated credits. The Fund generally has an average duration of between 1.5 and 2.0 years and holds no more than 20% of the portfolio in non-government issues.

FUND PERFORMANCE & POSITIONING
For the 12 months ending September 30, 2004, the Fund returned 1.84% (Class I Shares), outperforming the Lehman 1-3 Year U.S. Government Bond Index return of 1.16%. During this period, the Fund has outperformed the average return of 1.28% achieved by funds in the Lipper Short-Intermediate US Government category group.

A move to generally higher interest rates, including an increase in the Fed Funds rate from 1.0% to 1.75%, had the most significant impact on short-term fixed income performance during the last year. Under these conditions, the Fund's performance benefited from its focus on better yielding securities because this excess income provided a cushion against higher rates. The Fund's high quality bias resulted in some lost opportunity for greater income from low quality credit issues, but is in keeping with the Fund's goal of avoiding higher risk strategies.

Short maturity MBS passthrough securities and CMO's provided attractive income with limited price volatility as rates rose. Longer term (4+ years) fixed rate mortgage securities were the least defensive part of the Fund's portfolio. To enhance liquidity, the Fund has modestly shifted its MBS exposure into passthroughs by reducing its CMO weighting.


16 | Constellation Funds 2004 Annual Report

INVESTMENT REVIEW


CONSTELLATION CHARTWELL SHORT DURATION FIXED INCOME FUND


FUND PROFILE

As of September 30, 2004

Ticker (CI I/CI II)                      TSDGX/TDGTX
----------------------------------------------------
CUSIP (CI I/CI II)               21038A877/21038A869
----------------------------------------------------
% in 10 largest holdings                       30.1%
----------------------------------------------------
# of holdings                                     87
----------------------------------------------------
Weighted Average Effective Duration             1.46
----------------------------------------------------
Weighted Average Quality                  Government
----------------------------------------------------
Weighted Average Life                           1.55
----------------------------------------------------
SEC 30-day Yield                               3.17%
----------------------------------------------------
Net assets (CI I/CI II)              $172 mil/$3 mil
----------------------------------------------------
Top 10 Holdings
1  FNMA Pool #535560
2  FNMA CMO/REMIC
     Ser 2001-68, Cl JL
3  FNMA CMO/REMIC
     Ser 2003-34, Cl GJ
4  FHLMC CMO/REMIC
     Ser 2416, Cl PN
5  FHLMC CMO/REMIC
     Ser 2515, Cl ED
6  FHLMC CMO/REMIC
     Ser 2590, Cl UL
7  FHLMC
8  FHLMC CMO/REMIC
     Ser 2744, Cl TA
9  FHLB
10 FNMA Pool #725284


SECTOR WEIGHTINGS+

67.9%  U.S. Government Mortgage-Backed Obligations
19.2%  Cash Equivalents
7.4%   U.S. Government Agency Obligations
3.7%   Corporate Obligations
1.8%   Asset Backed Securities

+Percentages based on total investments

LIPPER INC. PERFORMANCE RANKING*

As of September 30, 2004

LIPPER SHORT-INTERMEDIATE US GOVERNMENT CATEGORY
PERIOD        RANK                        PERCENTILE

10 year       (26 of 42 funds)            62%
----------------------------------------------------
5 year        (54 of 69 funds)            78%
----------------------------------------------------
3 year        (61 of 74 funds)            82%
----------------------------------------------------
1 year        (14 of 81 funds)            17%

*Rankings for Class I Shares


                                     Duration
                              short            long
                            --------------------------
                      high  |XXXXXXX|       |        |
                            --------------------------
          Quality           |       |       |        |
                            --------------------------
                       low  |       |       |        |
                            --------------------------


GROWTH OF $10,000 INVESTMENT IN THE FUND

September 30, 1994 - September 30, 2004*

                                              Lehman
             Chartwell      Chartwell        1-3 Year
             Short Dur      Short Dur         US Gov
            FIF Class 1    FIF Class 2      Bond Index
            -----------    -----------      ----------
Sep 30 94      10000          10000            10000
Sep 95         10879          10852            10818
Sep 96         11534          11477            11431
Sep 97         12353          12262            12219
Sep 98         13350          13221            13188
Sep 99         13736          14365            13609
Sep 00         14560          15215            14403
Sep 01         15921          16600            15940
Sep 02         16668          17352            16873
Sep 03         17026          17662            17345
Sep 04         17339          17959            17546

*These figures represent past performance, which is no guarantee of future results. The investment return and principal value of an investment will fluctuate, so an investor's shares, when redeemed, may be worth more or less than its original cost. The performance in the above graph does not reflect the deduction of taxes the shareholder will pay on fund distributions or the redemptions of fund shares. The inception date of the Constellation Chartwell Short Duration Fixed Income Fund (Class I Shares) is March 1, 1994.
**Class II Shares were offered beginning on April 28, 1999. Class II Shares' performance for the periods prior to April 28, 1999 reflects the performance of the Fund's Class I Shares. The performance of the Class II Shares has been adjusted for the differences in fees between the classes.


ANNUALIZED TOTAL RETURNS

Periods ending September 30, 2004

                    Past 1      Past 3      Past 5      Past 10      Since
                    year        years       years       years        inception
Class I Shares      1.84%       2.88%       4.77%       5.66%        5.43%
Class II Shares     1.68%       2.66%       4.57%       6.03%**      5.77%**


                                     Constellation Funds 2004 Annual Report | 17

INVESTMENT REVIEW


CONSTELLATION CHARTWELL HIGH YIELD FUND


INVESTMENT PHILOSOPHY & PROCESS
The Constellation Chartwell High Yield Fund is sub-advised by Chartwell Investment Partners ("Chartwell"). Chartwell's philosophy of high yield bond management is defensive, stressing preservation of principal and compounding of the income stream as the keys to adding value in the high yield bond market. The Fund focuses on the higher quality tiers of the market, principally the BB and B-rated sectors, and on cash-pay issues only, which offer an attractive yield premium but a sharply lower incidence of credit erosion relative to the market as a whole.

In evaluating investment candidates, Chartwell takes the perspective of a lender. The Fund emphasizes low beta companies with proven, predictable business models, and multiple sources of repayment. In particular, the focus is on large capitalization issues demonstrating attributes of financial transparency, stable-to-improving cash flow, internal deleveraging capacity, and ample financial flexibility. Chartwell's investment process relies heavily on the collective judgement of their portfolio management team. A formal credit committee meets weekly to address new purchase ideas, assess credit developments, and set portfolio strategy. The investment selection process is primarily bottom-up, with business cycle and interest rate analysis incorporated into the determination of industry exposure. New purchase decisions are debated by the group as a whole, and must be unanimous. Portfolios typically consist of 80-100 issues, with carefully controlled issue and industry concentrations. Duration is managed to within plus or minus one year of the reference index. Sell decisions may be initiated by any individual member of the credit committee, and are triggered by adverse credit or industry developments, price depreciation relative to the index, or excessive spread compression.

FUND PERFORMANCE & POSITIONING
For the 12 months ending September 30, 2004, the Fund returned 9.34%, net of expenses, compared to 12.23% for the Merrill Lynch High Yield, Cash Pay Index, and 11.26% for the Lipper High Current Yield fund average.

The Fund experienced notably different performance patterns over the course of the twelve months ending September 30, 2004. During the first half of the year, from September 30, 2003 through March 31, 2004, the Fund underperformed, returning 5.13% vs. 8.21% for the Merrill Lynch High Yield, Cash Pay Index. However, the Fund outperformed the Index for the remainder of the year, from March 31, 2004 through September 30, 2004, returning 4.01% vs. 3.72% for the index. The performance shortfall during the first half of the year is attributable principally to three factors: the Fund's overweighting in single B issues, which underperformed both higher quality BB's and lower quality CCC's during the period; a significant underweight in electric utilities, which were strong performers during the last quarter of 2003 and comprised nearly 10% of the Index as of September 30, 2003; and the impact of trading costs due to above average fund cash flows during the first 6 months of the fiscal year.

While the Fund's overweighting in single B issues hurt performance during the first six months of the fiscal year, that position contributed to the Fund's outperformance during the latter six months of the year. Single B issues proved to be the top performing sector from March 31, 2004 through September 30, 2004. Based on Fund management's expectation of an improving economy and gradually rising interest rates, the Fund is maintaining an overweight on economically sensitive B-rated issuers.

Similarly, the decision to underweight utilities hurt performance during the first half of the year but helped during the second. The Fund maintains an underweight in electric utilities because the bulk of the issuers in the sector are rated CCC by S&P and Moodys. These ratings reflect overleveraged balance sheets, excessive financial complexity, and the impact of high energy prices on their operating margins.

The Fund maintained a bias toward Single B issues throughout the year, but lowered exposure to the richly valued homebuilder and energy sectors. Exposure to industrial cyclicals increased during the period. In general, single B issues may be more likely to outperform when the economy is in an expansion phase and interest rates are rising. While recent economic data arguably points to a somewhat more moderate rate of growth, Fund management believes the the potential for continued economic expansion remains intact. Accordingly, the Fund is maintaining a consistent portfolio posture entering the 2005 fiscal year, with particular emphasis on B-rated consumer and industrial cylicals.


18 | Constellation Funds 2004 Annual Report

INVESTMENT REVIEW


CONSTELLATION CHARTWELL HIGH YIELD FUND


FUND PROFILE

As of September 30, 2004

Ticker                                         PCSHX
----------------------------------------------------
CUSIP                                      21038A851
----------------------------------------------------
% in 10 largest holdings                       14.8%
----------------------------------------------------
# of holdings                                     94
----------------------------------------------------
Weighted Average Market
   Capitalization ($ million)                  $10.2
----------------------------------------------------
Weighted Average Quality                           B
----------------------------------------------------
Weighted Average Yield                          8.3%
----------------------------------------------------
Net assets                               $10 million
----------------------------------------------------
Top 10 Holdings
1  Lasis Healthcare
2  Courtyard by Marriott, Ser B
3  Coinmach
4  Aztar
5  Ship Finance International
6  Mandaly Resort Group
7  Chesapeake Energy
8  Nextel Communications
9  AES
10 NRG Energy


                                     Duration
                              short            long
                            --------------------------
                      high  |       |       |        |
                            --------------------------
          Quality           |       |       |        |
                            --------------------------
                       low  |       |XXXXXXX|        |
                            --------------------------


SECTOR WEIGHTINGS+

31.0%  Consumer Discretionary
25.1%  Industrials
10.9%  Materials
7.8%   Cash Equivalents
5.8%   Health Care
4.7%   Consumer Staples
4.4%   Telecommunication Services
4.4%   Financials
2.8%   Utilities
2.6%   Energy
0.5%   Information Technology

+Percentages based on total investments

LIPPER INC. PERFORMANCE RANKING

As of September 30, 2004

LIPPER HIGH CURRENT YIELD CATEGORY
PERIOD        RANK                        PERCENTILE

5 year        (262 of 276 funds)          95%
----------------------------------------------------
3 year        (331 of 350 funds)          95%
----------------------------------------------------
1 year        (364 of 420 funds)          87%


GROWTH OF $10,000 INVESTMENT IN THE FUND

February 28, 1998 - September 30, 2004*

             Chartwell       Merrill
            High Yield        Lynch
             Bond Fund     High Yield
            ----------     ----------
Feb 28 98      10000          10000
Sep 98          9278           9895
Sep 99         10080          10265
Sep 00         10137          10391
Sep 01          7739          10045
Sep 02          7116           9825
Sep 03          8653          12598
Sep 04          9461          14139

*These figures represent past performance, which is no guarantee of future results. The investment return and principal value of an investment will fluctuate, so an investor's shares, when redeemed, may be worth more or less than its original cost. The performance in the above graph does not reflect the deduction of taxes the shareholder will pay on fund distributions or the redemptions of fund shares. The inception date of the Constellation Chartwell High Yield Fund is February 27, 1998. Prior to May 1, 2002, Penn Capital Management Company, Inc. served as investment adviser to the Fund.


ANNUALIZED TOTAL RETURNS

Periods ending September 30, 2004

Past 1        Past 3      Past 5       Since
year          years       years        inception
9.34%         6.93%       (1.26)%      (0.84)%


                                     Constellation Funds 2004 Annual Report | 19

INVESTMENT REVIEW


CONSTELLATION HLAM LARGE CAP VALUE FUND


INVESTMENT PHILOSOPHY & PROCESS
The Constellation HLAM Large Cap Value Fund is sub-advised by Hilliard Lyons Asset Management ("Hilliard Lyons"). The Fund invests in equity securities of U.S. companies with large market capitalizations that the manager believes to be high quality companies selling at compelling valuations. Hilliard Lyons creates a focused portfolio of 25 to 30 stocks that emphasizes companies that they believe have an enduring competitive advantage over their competition. Hilliard Lyons also strives to reduce the business risk of the portfolio; by focusing on shareholder-oriented management teams that have deployed capital to the benefit of shareholders over the years, they seek to reduce the company specific risk in the portfolio. By purchasing stocks at compelling valuations, a minimum discount of 25% of their calculation of intrinsic value, they seek to reduce the amount of price risk in the portfolio. Portfolio turner is generally very low because Hilliard Lyons emphasizes long-term ownership of companies and eschews trading in and out of different stocks.

FUND PERFORMANCE & POSITIONING
For the time period since the inception of the fund on April 30, 2004, through September 30, 2004, the Fund returned (1.58)% versus a gain of 5.00% for its benchmark, the Russell 1000 Value Index.

Management concentrates the Fund's holdings in companies that have traditionally earned high returns on capital and that they believe have some sustainable advantage over their competition. Generally, these are not characteristics of companies in the energy, utilities and materials sectors of the economy, and as a result the Fund was underweighted in these sectors. During the 5 month period ended September 30, 2004, these sectors lead the performance of the Russell 1000 Value Index by a wide margin. Consequently, the Fund's performance trailed the Index significantly. As the price of oil and other commodities continued to soar ever higher, the prices of stocks in those sectors have benefited. The Fund's portfolio managers believe that most of the companies in those sectors do not earn their cost of capital over an entire economic cycle and, therefore, are not compelling businesses to own over longer periods of time.

Fund management is comfortable with both the quality and the valuations of the businesses owned in the Fund. Berkshire Hathaway, Home Depot, Automatic Data Processing, Johnson & Johnson and PepsiCo are among the Fund's largest holdings. Although short-term performance has lagged, these types of companies are attempting to increase their intrinsic value consistently over time and the Fund's portfolio managers believe that this excellent business performance will be reflected in attractive rates of return over the next several years.


20 | Constellation Funds 2004 Annual Report

INVESTMENT REVIEW


CONSTELLATION HLAM LARGE CAP VALUE FUND


FUND PROFILE

As of September 30, 2004

Ticker                                         HLCVX
----------------------------------------------------
CUSIP                                      21038A836
----------------------------------------------------
% in 10 largest holdings                       50.4%
----------------------------------------------------
# of holdings                                     28
----------------------------------------------------
Price/Earnings Ratio
   (wtd. harmonic avg.)                        17.97
----------------------------------------------------
Weighted Average Market
   Capitalization                      $43.4 billion
----------------------------------------------------
Net assets                                $1 million
----------------------------------------------------
Top 10 Holdings
1  Berkshire Hathaway, Cl B
2  Cincinnati Financial
3  Home Depot
4  Freddie Mac
5  Automatic Data Processing
6  Waters
7  American International Group
8  Johnson & Johnson
9  First Data
10 PepsiCo

                             Investment Style

                          value    blend    growth
                        ----------------------------
                  large |XXXXXXX|         |        |
Market                  ----------------------------
Capitalization   medium |       |         |        |
                        ----------------------------
                  small |       |         |        |
                        ----------------------------


SECTOR WEIGHTINGS+

34.2%  Financials
26.3%  Consumer Discretionary
15.1%  Health Care
12.6%  Consumer Staples
9.0%   Information Technology
2.2%   Telecommunication Services
0.6%   Cash Equivalents

+Percentages based on total investments


GROWTH OF $10,000 INVESTMENT IN THE FUND

April 30, 2004 - September 30, 2004*

               HLAM       S&P 500
             Large Cap     Barra     Russell 1000
            Value Fund  Value Index  Value Index
            ----------  -----------  ------------
Apr 30 04      10000       10000         10000
Sep 04          9842       10442         10500

*These figures represent past performance, which is no guarantee of future results. The investment return and principal value of an investment will fluctuate, so an investor's shares, when redeemed, may be worth more or less than its original cost. The performance in the above graph does not reflect the deduction of taxes the shareholder will pay on fund distributions or the redemptions of fund shares. The inception date of the Constellation HLAM Large Cap Value Fund is April 30, 2004.


CUMULATIVE TOTAL RETURNS

Periods ending September 30, 2004

Since
inception
(1.58%)


                                      Constellation Funds 2004 Annual Report| 21

INVESTMENT REVIEW


CONSTELLATION PITCAIRN DIVERSIFIED VALUE FUND


INVESTMENT PHILOSOPHY & PROCESS
The Constellation Pitcairn Diversified Value Fund is sub-advised by Pitcairn Investment Management ("Pitcairn"). The Fund invests in a diversified portfolio of equity securities that Pitcairn's analysts believe have exceptional appreciation potential relative to their sector and industry peers. The Fund is managed with the goal of producing returns in excess of its benchmark, the Russell 1000 Value Index, while keeping exposure to risk characteristics similar to that of the benchmark. The management process is designed to generate excess returns through superior stock selection. Management seeks to identify stocks with strong fundamental characteristics which are attractively priced relative to their peer groups.

FUND PERFORMANCE & POSITIONING

For the one-year period ended September 30, 2004, the Fund returned 18.23%. This compares to a 20.52% return for the Russell 1000 Value Index. The Constellation Pitcairn Diversified Value Fund ranked at the 46th percentile (214 out of 461 funds) when compared to the Lipper Multi-Cap Value category over the twelve-month period.

Because the Fund maintains sector exposures that are consistent with those in the Russell 1000 Value, security selection is the most significant driver of Fund performance. Unfortunately, stock selection in the Fund over this time period did not meet expectations and performance suffered. While the Fund had a number of stocks that provided outstanding returns over the past year, it likewise had a number of stocks that turned in disappointing returns. The Fund did benefit from a modest tilt toward stocks with lower than average price/earnings multiples, lower dividend yields and smaller market capitalizations. This was offset to some degree by management's preference for stocks with stronger relative growth characteristics.

A number of holdings posted very strong absolute and relative performance results. Among the stocks contributing most significantly to overall returns were: Norfolk Southern, a rail transportation holding company, Rockwell Automation, a provider of industrial automation products and systems, TXU, an electric utilities company. The Fund also benefited from strong stock selection within the financial services sector, which averaged more than 36% of the portfolio during the period. FleetBoston Financial, Countrywide Financial, First Bancorp of Puerto Rico and North Fork Bancorporation delivered good results for the year.

Merck was the most significant detractor from performance for the year. This was largely attributable to a significant one day decline on the last trading day of the fiscal year prompted by the company's voluntary withdrawal of Vioxx, a widely prescribed drug treating arthritis and pain. Other companies detracting from Fund performance included Intuit, a company specializing in software for personal and small business finance, Micron Technology, a semiconductor company and Tribune, a media and newspaper company.

There were no significant changes in the Fund's strategy during the year. The only changes made to the Fund's positioning were in response to Russell's mid year index reconstitution. These changes included modest increases and decreases to sector and industry exposures.


22 | Constellation Funds 2004 Annual Report

INVESTMENT REVIEW


CONSTELLATION PITCAIRN DIVERSIFIED VALUE FUND


FUND PROFILE

As of September 30, 2004

Ticker                                         PTDVX
----------------------------------------------------
CUSIP                                      21038A794
----------------------------------------------------
% in 10 largest holdings                       35.1%
----------------------------------------------------
# of holdings                                     53
----------------------------------------------------
Price/Earnings Ratio
   (wtd. harmonic avg.)                        16.36
----------------------------------------------------
Weighted Average Market
   Capitalization                      $66.2 billion
----------------------------------------------------
Net assets                              $152 million
----------------------------------------------------
Top 10 Holdings
1  Exxon Mobil
2  Citigroup
3  Wells Fargo
4  ChevronTexaco
5  MBNA
6  North Fork Bancorporation
7  Bear Stearns
8  Walt Disney
9  Rockwell Automation
10 Hibernia, Cl A


                             Investment Style

                          value    blend    growth
                        ----------------------------
                  large |XXXXXXX|         |        |
Market                  ----------------------------
Capitalization   medium |       |         |        |
                        ----------------------------
                  small |       |         |        |
                        ----------------------------


SECTOR WEIGHTINGS+

37.1%  Financials
13.3%  Consumer Discretionary
11.5%  Energy
9.7%   Industrials
6.8%   Information Technology
5.8%   Utilities
5.4%   Telecommunication Services
3.7%   Consumer Staples
3.2%   Health Care
2.6%   Materials
0.9%   Exchange Traded Funds

+Percentages based on total investments

LIPPER INC. PERFORMANCE RANKING

As of September 30, 2004

LIPPER MULTI-CAP VALUE CATEGORY
PERIOD        RANK                        PERCENTILE

3 year        (97 of 341 funds)           28%
----------------------------------------------------
1 year        (214 of 461 funds)          46%


GROWTH OF $10,000 INVESTMENT IN THE FUND

August 31, 2000 - September 30, 2004*

              Pitcairn     Russell 1000
                DVF         Value Index
              --------     ------------
Aug 31 00      10000          10000
Sep 00         10122          10092
Sep 01          9079           9193
Sep 02          7858           7635
Sep 03          9774           9495
Sep 04         11556          11444

*These figures represent past performance, which is no guarantee of future results. The investment return and principal value of an investment will fluctuate, so an investor's shares, when redeemed, may be worth more or less than its original cost. The performance in the above graph does not reflect the deduction of taxes the shareholder will pay on fund distributions or the redemptions of fund shares. The inception date of the Constellation Pitcairn Diversified Value Fund is August 4, 2000.


ANNUALIZED TOTAL RETURNS

Periods ending September 30, 2004

Past 1        Past 3      Since
year          years       inception
18.23%        8.37%       3.94%


                                     Constellation Funds 2004 Annual Report | 23

INVESTMENT REVIEW


CONSTELLATION PITCAIRN SELECT VALUE FUND


INVESTMENT PHILOSOPHY & PROCESS
The Constellation Pitcairn Select Value Fund is sub-advised by Pitcairn Investment Management ("Pitcairn"). Pitcairn constructs a focused portfolio of equity securities that its analysts believe have exceptional appreciation potential. The portfolio is structured to keep risk exposures controlled relative to the Russell 1000 Value benchmark. Individual security selection is expected to be the source for any excess returns.

FUND PERFORMANCE & POSITIONING
For the one-year period ended September 30, 2004, the Constellation Pitcairn Select Value Fund returned 17.45%. This compares to a 20.52% return posted by the Russell 1000 Value Index. The Constellation Pitcairn Select Value Fund ranked at the 53rd percentile (246 out of 461 funds) when compared to the Lipper Multi-Cap Value category over the twelve-month period.

The Fund benefited from a bias toward smaller stocks in the first six months of the year when small capitalization stocks far outpaced large capitalization stocks. The Russell 2000 Index advanced close to 22% in the first half of the fiscal year compared to about 13% for the Russell 1000 Index. That effect faded in the second half of the year as large cap stocks began to outperform their smaller counterparts. In addition, while value stocks outperformed growth stocks over the time period, the Fund was disadvantaged by its emphasis on stocks with more pronounced growth characteristics.

Individual holdings posting strong results include Alliance Data Systems, a data processing and services company, Countrywide Financial, a diversified financial services company, ChevronTexaco, a petroleum and chemical company, Rockwell Automation, a provider of industrial automation products and services and Spinnaker Exploration, an idependent energy company engaged in the exploration and production of oil and gas. These holdings contributed positively to results for the year.

Companies detracting from performance included Flextronics, an electronics manufacturer, Kohl's, a department store retailer, Walt Disney, a diversified entertainment company and CenturyTel, a communications company focused on providing local exchange telephone services.

There were no significant changes to the Constellation Pitcairn Select Value Fund's strategy during the year. The only changes made to the Fund, with regard to positioning, were in response to Russell's mid year index reconstitution. These changes included some modest increases and decreases to sector and industry exposures.


24 | Constellation Funds 2004 Annual Report

INVESTMENT REVIEW


CONSTELLATION PITCAIRN SELECT VALUE FUND


FUND PROFILE

As of September 30, 2004

Ticker                                         PTSVX
----------------------------------------------------
CUSIP                                      21038A752
----------------------------------------------------
% in 10 largest holdings                       47.0%
----------------------------------------------------
# of holdings                                     31
----------------------------------------------------
Price/Earnings Ratio
   (wtd. harmonic avg.)                        16.57
----------------------------------------------------
Weighted Average Market
   Capitalization                      $47.9 billion
----------------------------------------------------
Net assets                               $62 million
----------------------------------------------------
Top 10 Holdings
1  North Fork Bancorporation
2  Stancorp Financial Group
3  Walt Disney
4  ChevronTexaco
5  MBNA
6  Sprint
7  Capital One Financial
8  Rockwell Automation
9  Radian Group
10 Devon Energy


                             Investment Style

                          value    blend    growth
                        ----------------------------
                  large |XXXXXXX|         |        |
Market                  ----------------------------
Capitalization   medium |       |         |        |
                        ----------------------------
                  small |       |         |        |
                        ----------------------------


SECTOR WEIGHTINGS+

35.6%  Financials
12.0%  Energy
10.0%  Information Technology
8.9%   Industrials
8.3%   Consumer Staples
8.3%   Consumer Discretionary
5.6%   Utilities
4.7%   Telecommunication Services
3.6%   Health Care
2.0%   Materials
0.6%   Exchange Traded Funds
0.4%   Cash Equivalents

+Percentages based on total investments

LIPPER INC. PERFORMANCE RANKING

As of September 30, 2004

LIPPER MULTI-CAP VALUE CATEGORY
PERIOD        RANK                        PERCENTILE

3 year        (296 of 341 funds)          87%
----------------------------------------------------
1 year        (246 of 461 funds)          53%


GROWTH OF $10,000 INVESTMENT IN THE FUND

August 31, 2000 - September 30, 2004*

              Pitcairn     Russell 1000
                SVF        Value Index
              --------     ------------
Aug 31 00      10000          10000
Sep 00         10514          10092
Sep 01         10094           9193
Sep 02          7757           7635
Sep 03          9628           9495
Sep 04         11308          11444

*These figures represent past performance, which is no guarantee of future results. The investment return and principal value of an investment will fluctuate, so an investor's shares, when redeemed, may be worth more or less than its original cost. The performance in the above graph does not reflect the deduction of taxes the shareholder will pay on fund distributions or the redemptions of fund shares. The inception date of the Constellation Pitcairn Select Value Fund is August 11, 2000.


ANNUALIZED TOTAL RETURNS

Periods ending September 30, 2004

Past 1        Past 3      Since
year          years       inception
17.45%        3.86%       3.31%


                                     Constellation Funds 2004 Annual Report | 25

INVESTMENT REVIEW


CONSTELLATION PITCAIRN DIVERSIFIED GROWTH FUND


INVESTMENT PHILOSOPHY & PROCESS
The Constellation Pitcairn Diversified Growth Fund is sub-advised by Pitcairn Investment Management ("Pitcairn"). The Fund invests in a diversified portfolio of equity securities that Pitcairn's analysts have identified as having exceptional appreciation potential relative to their sector and industry peers.

In managing the portfolio, Pitcairn employs a disciplined investment process focused on risk management and security selection. The risk management process is designed to emphasize security selection as the primary driver of our relative returns. This is accomplished by minimizing sector and thematic bets in the portfolio. Pitcairn's security selection methodology emphasizes a company's growth prospects and relative valuation. Management seeks to identify stocks that offer significant growth potential, but are attractively valued relative to their peers.

FUND PERFORMANCE & POSITIONING
For the fiscal year ending September 30, 2004, the Pitcairn Diversified Growth Fund posted a return of 7.68%. Over the same period, the Fund's benchmark, the Russell 1000(R) Growth Index returned 7.51%. The Constellation Pitcairn Diversified Growth Fund ranked at the 40th percentile (255 out of 631 funds) when compared to the Lipper Large-Cap Growth category over the twelve-month period.

Over the past twelve months, the performance of the Fund was driven largely by security selection. The Fund experienced a positive impact from securities held in the portfolio and the decision not to own certain securities included in the benchmark. In addition, the Fund benefited from management's preference to own stocks with lower relative price to earnings multiples.

Holdings in the financial services and consumer sectors contributed positively to performance for the year. Individual holdings posting strong relative results included AT&T Wireless and Starbucks. AT&T Wireless shares gained after the company put itself up for sale. Starbucks performance was in response to better than expected operating results.

Holdings in the technology sector had the most significant negative impact on performance during the past year. Specific holdings that detracted from Fund performance included Veritas Software, a developer of data storage software, Intuit, a company specializing in software for personal and small business finance, and Flextronics International, a provider of electronic components for use in a wide range of product and industry applications. Several bright spots within the sector include Qualcomm, a provider of digital wireless communications products and services and Rockwell Automation, a provider of industrial automation products and systems. Both of these companies posted strong relative results that had a positive impact on performance in the Fund.

There were no significant changes made to the Fund's strategy during the year. In addition, the only changes made to the Fund's portfolio with regard to positioning were in response to Russell's mid year index reconstitution. These changes included some modest increases and decreases to sector and industry exposures.


26 | Constellation Funds 2004 Annual Report

INVESTMENT REVIEW


CONSTELLATION PITCAIRN DIVERSIFIED GROWTH FUND


FUND PROFILE
As of September 30, 2004

Ticker                                         PTDGX
----------------------------------------------------
CUSIP                                      21038A810
----------------------------------------------------
% in 10 largest holdings                       35.1%
----------------------------------------------------
# of holdings                                     60
----------------------------------------------------
Price/Earnings Ratio
   (wtd. harmonic avg.)                        21.04
----------------------------------------------------
Weighted Average Market
   Capitalization                      $78.8 billion
----------------------------------------------------
Net assets                              $105 million
----------------------------------------------------
Top 10 Holdings
1  Pfizer
2  Microsoft
3  Johnson & Johnson
4  PepsiCo
5  Medtronic
6  Cisco Systems
7  MBNA
8  Wal-Mart Stores
9  Home Depot
10 Procter & Gamble


                             Investment Style

                          value    blend    growth
                        ----------------------------
                  large |       |         |XXXXXXXX|
Market                  ----------------------------
Capitalization   medium |       |         |        |
                        ----------------------------
                  small |       |         |        |
                        ----------------------------


SECTOR WEIGHTINGS+

26.0%  Information Technology
24.4%  Health Care
17.9%  Consumer Discretionary
10.3%  Consumer Staples
9.4%   Financials
7.0%   Industrials
1.4%   Exchange Traded Funds
1.4%   Energy
1.0%   Telecommunication Services
1.0%   Materials
0.2%   Cash Equivalents

+Percentages based on total investments

LIPPER INC. PERFORMANCE RANKING

As of September 30, 2004

LIPPER LARGE-CAP GROWTH CATEGORY
PERIOD        RANK                        PERCENTILE

3 year        (293 of 513 funds)          57%
----------------------------------------------------
1 year        (255 of 631 funds)          40%


GROWTH OF $10,000 INVESTMENT IN THE FUND

August 31, 2000 - September 30, 2004*

              Pitcairn       Russell
                DGF          1000 GI
              --------       -------
Aug 31 00      10000          10000
Sep 00          8899           9054
Sep 01          4986           4922
Sep 02          3719           3814
Sep 03          4607           4802
Sep 04          4960           5163

*These figures represent past performance, which is no guarantee of future results. The investment return and principal value of an investment will fluctuate, so an investor's shares, when redeemed, may be worth more or less than its original cost. The performance in the above graph does not reflect the deduction of taxes the shareholder will pay on fund distributions or the redemptions of fund shares. The inception date of the Constellation Pitcairn Diversified Growth Fund is August 4, 2000.


ANNUALIZED TOTAL RETURNS

Periods ending September 30, 2004

Past 1        Past 3       Since
year          years        inception
7.68%         (0.17)%      (13.92)%


                                     Constellation Funds 2004 Annual Report | 27

INVESTMENT REVIEW


CONSTELLATION PITCAIRN SMALL CAP FUND


INVESTMENT PHILOSOPHY & PROCESS
The Constellation Pitcairn Small Cap Fund is sub-advised by Pitcairn Investment Management ("Pitcairn"). The Fund invests in a diversified portfolio of equity securities that Pitcairn's analysts believe have exceptional appreciation potential relative to their sector and industry peers. The Fund's primary focus is on small capitalization stocks. The Fund is diversified by issuer and industry and typically owns both value and growth stocks.

In managing the portfolio, Fund management employs a disciplined investment process focused on risk management and security selection. The risk management process is designed to emphasize security selection as the primary driver of our relative returns. This is accomplished by minimizing sector and thematic bets in the portfolio. Pitcairn's security selection methodology emphasizes a company's growth prospects and relative valuation. Management seeks to identify stocks that offer significant growth potential, but are attractively valued relative to their peer groups.

FUND PERFORMANCE & POSITIONING
For the period ending September 30, 2004, the Constellation Pitcairn Small Cap Fund delivered a 19.72% return compared to 18.77% for the Russell 2000 Index. The Constellation Pitcairn Small Cap Fund ranked at the 53rd percentile (288 out of 541 funds) when compared to the Lipper Small Core category over the twelve-month period.

A number of stocks enhanced the performance of the portfolio during the year, including Metris, a financial services company, Serologicals, a biotechnology company that engaged in corporate transactions that left the company focused on research/life sciences and improved operating results. First Bancorp of Puerto Rico benefited from solid profit growth and a higher multiple. Aeropostale, a specialty retailer focused on the teen and young adult market, enjoyed stronger same store sales which drove earnings and confidence in management's growth plan.

Several of the Fund's holdings within the software and semiconductor industries detracted from performance for the year. Cypress Semiconductor, Kulicke and Soffa Industries, and Kana Software all sold off due to general slowing in semiconductor demand and an increasingly competitive software end market. Fund performance also was negatively impacted by Synovis Life Technolgies, a medical device company, and Collagenex Pharmaceuticals, a pharmaceutical company providing specialized medical therapies to the dental and dermatological markets.

There were no significant changes to the Constellation Pitcairn Small Cap Fund strategy. The only changes made to the Fund, with regard to positioning, were in response to Russell's mid year index reconstitution. These changes included some modest increases and decreases to sector and industry exposures.


28 | Constellation Funds 2004 Annual Report

INVESTMENT REVIEW


CONSTELLATION PITCAIRN SMALL CAP FUND


FUND PROFILE

As of September 30, 2004

Ticker                                         PTMVX
----------------------------------------------------
CUSIP                                      21038A745
----------------------------------------------------
% in 10 largest holdings                       29.8%
----------------------------------------------------
# of holdings                                     67
----------------------------------------------------
Price/Earnings Ratio
   (wtd. harmonic avg.)                        20.99
----------------------------------------------------
Weighted Average Market
   Capitalization                     $936.7 million
----------------------------------------------------
Net assets                               $93 million
----------------------------------------------------
Top 10 Holdings
1  Metris
2  Hyperion Solutions
3  Capital Automotive REIT
4  California Pizza Kitchen
5  Aeroflex
6  Lionbridge Technologies
7  Serologicals
8  Laureate Education
9  Aeropostale
10 Belden CDT


                             Investment Style

                          value    blend    growth
                        ----------------------------
                  large |       |         |        |
Market                  ----------------------------
Capitalization   medium |       |         |        |
                        ----------------------------
                  small |       |         |XXXXXXXX|
                        ----------------------------


SECTOR WEIGHTINGS+

22.1%  Information Technology
21.3%  Financials
13.0%  Health Care
12.9%  Consumer Discretionary
10.2%  Industrials
5.7%   Energy
5.2%   Materials
4.2%   Consumer Staples
2.3%   Utilities
1.4%   Telecommunication Services
0.9%   Cash Equilvalents
0.8%   Exchange Traded Funds

+Percentages based on total investments

LIPPER INC. PERFORMANCE RANKING

As of September 30, 2004

LIPPER SMALL CAP CORE CATEGORY
PERIOD        RANK                        PERCENTILE

3 year        (208 of 434 funds)          48%
----------------------------------------------------
1 year        (288 of 541 funds)          53%


GROWTH OF $10,000 INVESTMENT IN THE FUND

August 31, 2000 - September 30, 2004*

              Pitcairn     Russell 2000   Russell 2000
                SCF           Index       Value Index
              --------     ------------   ------------
Aug 31 97      10000          10000          10000
Sep 00         10059           9706           9943
Sep 01         10412           7647          10501
Sep 02         10111           6936          10347
Sep 03         12822           9468          13624
Sep 04         15350          11245          17119

*These figures represent past performance, which is no guarantee of future results. The investment return and principal value of an investment will fluctuate, so an investor's shares, when redeemed, may be worth more or less than its original cost. The performance in the above graph does not reflect the deduction of taxes the shareholder will pay on fund distributions or the redemptions of fund shares. The inception date of the Constellation Pitcairn Small Cap Fund is August 25, 2000.


ANNUALIZED TOTAL RETURNS

Periods ending September 30, 2004

Past 1        Past 3       Since
year          years        inception
19.72%        13.82%       11.40%


                                     Constellation Funds 2004 Annual Report | 29

INVESTMENT REVIEW


CONSTELLATION PITCAIRN FAMILY HERITAGE(R) FUND


INVESTMENT PHILOSOPHY & PROCESS
The Constellation Pitcairn Family Heritage(R) Fund is sub-advised by Pitcairn Investment Management ("Pitcairn"). The Fund invests in a portfolio of equity securities that Pitcairn's analysts believe offer exceptional appreciation potential relative to their sector and industry peers.

The Fund invests predominantly in companies in which the founding family still maintains significant influence over the direction of the firm. Influence may take the form of significant ownership by the family or a related foundation, senior executive positions held by family members or significant board presence of founding family members. The Fund is managed with the goal of producing returns in excess of its benchmark, the Wilshire 5000 Index, while keeping exposure to risk characteristics similar to that of the benchmark. Pitcairn's security selection methodology emphasizes a company's growth prospects and relative valuation. Management seeks to identify stocks that offer significant growth potential, but are attractively valued relative to their peer groups.

FUND PERFORMANCE & POSITIONING
For the one-year period ended September 30, 2004, the Fund returned 16.15%. This compares to a 14.76% return from the Wilshire 5000 Index and a 14.26% return for the Russell 3000 Index. The Constellation Pitcairn Family Heritage(R) Fund ranked in the 20th percentile (139 out of 684 funds) when compared to the Lipper Multi-Cap Core category over the twelve-month period.

Over the past year, the Fund benefited from a modest tilt toward stocks with smaller market capitalizations and lower price/earnings multiples and dividend yields. This benefit was somewhat offset by management's preference for stocks with stronger than average growth characteristics, as growth stocks generally were out of favor over the last twelve months. Stock selection played a significant role in performance for the period. Portfolio holdings that contributed positively to performance over the past year included Yahoo!, an Internet services and search company, Qualcomm, a provider of digital wireless communications products and services, Worthington Industries (70%), Westport Resources, a steel processing company and Fastenal, an industrial and construction supply wholesaler.

Detractors from Fund performance over the past year included King
Pharmaceuticals, Vishay Intertechnology, an electronic components manufacturer, Albany Molecular Research, a drug development company and Viacom, a diversified broadcast and entertainment company.

There were no significant changes to the Fund's strategy or positioning during the past year.


30 | Constellation Funds 2004 Annual Report

INVESTMENT REVIEW


CONSTELLATION PITCAIRN FAMILY HERITAGE(R) FUND


FUND PROFILE

As of September 30, 2004

Ticker                                         PTFMX
----------------------------------------------------
CUSIP                                      21038A786
----------------------------------------------------
% in 10 largest holdings                       33.6%
----------------------------------------------------
# of holdings                                     53
----------------------------------------------------
Price/Earnings Ratio
   (wtd. harmonic avg.)                        19.58
----------------------------------------------------
Weighted Average Market
   Capitalization                      $41.0 billion
----------------------------------------------------
Net assets                               $78 million
----------------------------------------------------
Top 10 Holdings
1  Microsoft
2  Eli Lilly
3  Wal-Mart Stores
4  Stryker
5  MBNA
6  TCF Financial
7  Dell
8  iShares Dow Jones US
    Utilities Sector Index Fund
9  Berkshire Hathaway, Cl B
10 Kerr-McGee


                             Investment Style

                          value    blend    growth
                        ----------------------------
                  large |       |         |XXXXXXXX|
Market                  ----------------------------
Capitalization   medium |       |         |        |
                        ----------------------------
                  small |       |         |        |
                        ----------------------------


SECTOR WEIGHTINGS+

23.5%  Financials
18.8%  Information Technology
12.3%  Health Care
10.8%  Consumer Discretionary
10.1%  Industrials
9.7%   Consumer Staples
6.4%   Energy
4.5%   Exchange Traded Funds
2.9%   Materials
0.7%   Telecommunication Services
0.3%   Utilities

+Percentages based on total investments

LIPPER INC. PERFORMANCE RANKING

As of September 30, 2004

LIPPER MULTI-CAP CORE CATEGORY
PERIOD        RANK                        PERCENTILE

3 year        (126 of 501 funds)          25%
----------------------------------------------------
1 year        (139 of 684 funds)          20%


GROWTH OF $10,000 INVESTMENT IN THE FUND

September 30, 1994 - September 30, 2004*

              Pitcairn
               Family
           Hertigage(R)      Wilshire
               Fund         5000 Index
             ---------      ----------
Sep 30 94      10000          10000
Sep 95         11440          12910
Sep 96         12578          15353
Sep 97         17952          21191
Sep 98         19059          21886
Sep 99         24102          27785
Sep 00         29031          32639
Sep 01         22470          23196
Sep 02         19628          19132
Sep 03         23671          24154
Sep 04         27494          27720

*These figures represent past performance, which is no guarantee of future results. The investment return and principal value of an investment will fluctuate, so an investor's shares, when redeemed, may be worth more or less than its original cost. The performance in the above graph does not reflect the deduction of taxes the shareholder will pay on fund distributions or the redemptions of fund shares. The inception date of the Constellation Pitcairn Family Heritage(R) Fund is October 31, 1989.
**For periods prior to August 4, 2000, when the Fund began operating, the performance data quoted represents past performance of the Sub-Adviser's similarly managed common trust fund, adjusted to reflect fees and expenses expected to be borne by the Fund. The common trust fund was not a registered mutual fund, and therefore was not subject to certain investment and tax restrictions which may have adversely affected performance. The common trust fund changed its investment strategy in April 1996.

ANNUALIZED TOTAL RETURNS

Periods ending September 30, 2004

Past 1        Past 3      Past 5      Past 10       Since
year          years       years       years         inception
16.15%        6.96%       2.67%**     10.64%**      10.09%**


                                     Constellation Funds 2004 Annual Report | 31

INVESTMENT REVIEW

CONSTELLATION PITCAIRN TAXABLE BOND FUND

INVESTMENT PHILOSOPHY & PROCESS
The Fund is managed with a focus on seeking maximum total rates of return consistent with moderate risk of capital and maintenance of liquidity. The Fund invests in a broad range of investment grade fixed income securities across the full maturity spectrum. Investments are actively managed with the goal of achieving a total return advantage over the Lehman U.S. Government/Credit Index. Additional value is gained by anticipating changing credit conditions and identifying unique anomalies offered by the marketplace.

FUND PERFORMANCE & POSITIONING
For the fiscal year ended September 30, 2004, the Pitcairn Taxable Bond Fund returned 3.46%. In comparison, the benchmark, the Lehman U.S. Government/Credit Index returned 3.35%. The Constellation Pitcairn Taxable Bond Fund ranked at the 71st percentile when compared to the Lipper General Municipal Debt category over the twelve-month period.

During the fiscal year, corporate bonds outperformed all other investment grade sectors. Tyco International Group, Ford Motor Credit, and Harman International were the best performing bonds in the portfolio, while AT&T bonds lagged. AT&T suffered after management announced it will discontinue marketing to new residential customers. This shift caused many analysts to adjust their cash flow projections downward and subsequently the credit was downgraded to non-investment grade levels. The performance of the other corporate holdings during the fiscal year more than compensated for the decline in value of the portfolios' AT&T holdings and produced excess returns, after fees and expenses, to the benchmark.

We did not make any significant changes to the Constellation Pitcairn Taxable Bond Fund.



32 | Constellation Funds 2004 Annual Report

INVESTMENT REVIEW

CONSTELLATION PITCAIRN TAXABLE BOND FUND

FUND PROFILE
As of September 30, 2004

Ticker                                         PTGCX
----------------------------------------------------
CUSIP                                      21038A729
----------------------------------------------------
% in 10 largest holdings                       36.6%
----------------------------------------------------
# of holdings                                     42
----------------------------------------------------
Average Effective Duration                      5.04
----------------------------------------------------
Average Quality                                  AA3
----------------------------------------------------
Average Maturity                                8.34
----------------------------------------------------
Average Current Yield                          5.81%
----------------------------------------------------
Net assets                               $43 million
----------------------------------------------------
Top 10 Holdings
1  Tyco International Group
2  U.S. Treasury Bonds
3  General Motors Acceptance
4  FHLMC
5  FHLB, Ser TV06
6  Lehman Brothers Holdings
7  FNMA
8  TVA, Ser B
9  Standard Credit Card
      Master Trust, Ser
      1994-2, Cl A
10 Harman International


SECTOR WEIGHTINGS+

56.1%  Corporate Obligations
5.1%  Asset Backed Securities
1.9%  U.S. Government Mortgage-Backed Obligations
20.4%  U.S. Government Agency Obligations
14.8%  U.S. Treasury Obligations
1.7%  Cash Equivalents

+Percentages based on total investments

LIPPER INC. PERFORMANCE RANKING

As of September 30, 2004

LIPPER CORPORATE DEBT FUNDS BBB RATING CATEGORY
PERIOD          RANK                       PERCENTILE

3 year           (93 of 131 funds)         71%
-----------------------------------------------------
1 year          (124 of 175 funds)         71%


                                  Duration

                          short              long
                        ----------------------------
                  high  |       |         |XXXXXXXX|
Quality                 ----------------------------
                        |       |         |        |
                        ----------------------------
                  low   |       |         |        |
                        ----------------------------

GROWTH OF $10,000 INVESTMENT IN THE FUND

September 30, 1994 - September 30, 2004*

                CONSTELLATION         Lehman US
               PITCAIRN TAXABLE      Govt/Credit
                  BOND FUND             Index
                -------------        -----------
Sep 30 94          10000               10000
Sep 95             11406               11435
Sep 96             11813               11951
Sep 97             12892               13097
Sep 98             14483               14778
Sep 99             14135               14539
Sep 00             15081               15516
Sep 01             17118               17559
Sep 02             17984               19175
Sep 03             19270               20423
Sep 04             19937               21107

*These figures represent past performance, which is no guarantee of future results. The investment return and principal value of an investment will fluctuate, so an investor's shares, when redeemed, may be worth more or less than its original cost. The performance in the above graph does not reflect the deduction of taxes the shareholder will pay on fund distributions or the redemptions of fund shares. The inception date of the Constellation Pitcairn Taxable Bond Fund is December 31, 1988.
**For periods prior to August 4, 2000, when the Fund began operating, the performance data quoted represents past performance of the Sub-Adviser's similarly managed common trust fund, adjusted to reflect fees and expenses expected to be borne by the Fund. The collective trust fund was not a registered mutual fund, and therefore was not subject to certain investment and tax restrictions which may have adversely affected performance.


ANNUALIZED TOTAL RETURNS

Periods ending September 30, 2004

Past 1        Past 3      Past 5      Past 10       Since
year          years       years       years         inception
3.46%         5.21%       7.12%**     7.15%**       7.35%**


                                     Constellation Funds 2004 Annual Report | 33

INVESTMENT REVIEW

CONSTELLATION PITCAIRN TAX-EXEMPT BOND FUND

INVESTMENT PHILOSOPHY & PROCESS
The Constellation Pitcairn Tax Exempt Bond Fund is sub-advised by Pitcairn Investment Management ("Pitcairn"). The Fund is managed with a focus on providing income, exempt from federal income taxes; ensuring total rates of return consistent with moderate risk of capital; and maintaining adequate liquidity. Pitcairn invests in a broad range of investment grade fixed income securities across the full maturity spectrum. The Fund is a national market portfolio. This national emphasis is designed to improve total return possibilities, while at the same time reducing risk. Investments are actively managed with the goal of achieving a total return advantage over the Lehman Municipal Bond Index. Additional value is gained by anticipating changing credit conditions and identifying unique anomalies offered by the marketplace.

FUND PERFORMANCE & POSITIONING
For the fiscal year ending September 30, 2004, the Constellation Pitcairn Tax-Exempt Bond Fund returned 3.60%. The Fund's benchmark, the Lehman Municipal Bond Index, returned 4.59%. The Constellation Pitcairn Tax-Exempt Bond Fund ranked at the 61st percentile (183 out of 299 funds) when compared to the Lipper General Municipal Debt category over the twelve-month period.

As rates remain near 40 year lows, investors looked for yield in areas that have been out of favor over the past several years. The Fund's underweight in several sectors led to the underperformance relative to the index.

The portfolio was underweight in bonds backed by the Tobacco Master Settlement Agreement and in California bonds. Despite continued headline risk associated with Tobacco bonds, the segment outperformed during the fiscal year, after excessively poor performance during the prior fiscal year. California bonds also beat the overall municipal bond index, as a new Governor was able to bring to market large bond issues that staved off a cash crunch at the state level.

There were no significant changes to the strategy of the Constellation Pitcairn Tax-Exempt Bond Fund during the last year.


34 | Constellation Funds 2004 Annual Report

INVESTMENT REVIEW

CONSTELLATION PITCAIRN TAX-EXEMPT BOND FUND

FUND PROFILE
As of September 30, 2004

Ticker                                         PTTEX
----------------------------------------------------
CUSIP                                      21038A737
----------------------------------------------------
% in 10 largest holdings                       22.9%
----------------------------------------------------
# of holdings                                     82
----------------------------------------------------
Average Effective Duration                      7.07
----------------------------------------------------
Average Quality                                  AA1
----------------------------------------------------
Average Maturity                               12.24
----------------------------------------------------
Average Current Yield                          5.00%
----------------------------------------------------
Net assets                              $114 million
----------------------------------------------------
Top 10 Holdings
1  California State GO, AMBAC
2  Oklahoma City, Water Utilities Authority RB, Ser A
3  Las Vegas, New Convention & Visitors
      Center RB, AMBAC
4  University of Hawaii RB, Ser A, FGIC
5  Henry County, Water & Sewer Authority
      RB, AMBAC
6  Health Facilities Finance Authority
      RB, St. Francis Memorial Hospital,
      Ser C, ETM
7  Public Facilities Authority RB,
      Franciscan Missionaries Project,
      Ser A, FSA
8  Cape May County, Municipal
     Utilities Authority RB, FSA
9  New York City, Transitional Finance
      Authority RB, Ser A
10 Fort Worth Water & Sewer RB


SECTOR WEIGHTINGS+

15.1%  General Obligation
14.8%  Utilities
11.3%  Medical
9.4%  Facilities
9.0%  Higher Education
7.1%  Development
6.9%  Transportation
5.7%  Power
5.4%  School District
4.9%  General Revenue
2.8%  Airport
1.5%  Single Family Housing
1.1%  Water
1.1%  Cash Equivalents
1.0%  Public Improvement
1.0%  Pollution
1.0%  Education
0.9%  Multi-Family Housing

+Percentages based on total investments


                                  Duration

                          short              long
                        ----------------------------
                  high  |       |XXXXXXXX |        |
Quality                 ----------------------------
                        |       |         |        |
                        ----------------------------
                  low   |       |         |        |
                        ----------------------------

LIPPER INC. PERFORMANCE RANKING

As of September 30, 2004

LIPPER GENERAL MUNICIPAL DEBT CATEGORY
PERIOD            RANK                       PERCENTILE

3 year             (65 of 265 funds)         25%
--------------------------------------------------------
1 year            (183 of 299 funds)         61%


GROWTH OF $10,000 INVESTMENT IN THE FUND

September 30, 1994 - September 30, 2004*

                CONSTELLATION                Lehman
              PITCAIRN TAX-EXEMPT           Municipal
                  BOND FUND                Bond Index
              --------------------         ----------
Sep 30 94          10000                      10000
Sep 95             10786                      11119
Sep 96             11250                      11791
Sep 97             12150                      12855
Sep 98             13121                      13976
Sep 99             12898                      13878
Sep 00             13577                      14736
Sep 01             14932                      16270
Sep 02             16246                      17725
Sep 03             16833                      18414
Sep 04             17439                      19259

*These figures represent past performance, which is no guarantee of future results. The investment return and principal value of an investment will fluctuate, so an investor's shares, when redeemed, may be worth more or less than its original cost. The performance in the above graph does not reflect the deduction of taxes the shareholder will pay on fund distributions or the redemptions of fund shares. The inception date of the Constellation Pitcairn Tax-Exempt Bond Fund is August 31, 1988.
**For periods prior to August 11, 2000, when the Fund began operating, the performance data quoted represents past performance of the Sub-Adviser's similarly managed common trust fund adjusted to reflect fees and expenses expected to be borne by the Fund. The common trust fund was not a registered mutual fund, and therefore was not subject to certain investment and tax restrictions which may have adversely affected performance. The common trust fund changed its investment strategy in January 1997.


ANNUALIZED TOTAL RETURNS

Periods ending September 30, 2004

Past 1        Past 3      Past 5      Past 10       Since
year          years       years       years         inception
3.60%         5.31%       6.22%**     5.72%**       6.02%**


                                     Constellation Funds 2004 Annual Report | 35

INVESTMENT REVIEW

CONSTELLATION SANDS CAPITAL SELECT GROWTH FUND

INVESTMENT PHILOSOPHY & PROCESS
The Constellation Sands Capital Select Growth Fund is sub-advised by Sands Capital Management ("Sands Capital"). Sands Capital's basic investment philosophy is that of a growth investor. In short, Sands Capital believes that "the secret to common stock price appreciation is sustained above average growth of earnings" and the investment process applied to the Fund is consistent with that belief. To execute on that philosophy, the Fund invests in 25 to 30 companies that management believes have the long-term potential to significantly outperform the relevant index, the Russell 1000 Growth Index(R). The portfolio management team at Sands Capital finds that companies meeting their investment criteria are generally high-quality, seasoned and growing businesses; spread across an array of attractive and growing business spaces.

FUND PERFORMANCE & POSITIONING
Despite a year punctuated by geopolitical uncertainty, rising fuel prices, and the political machinations common to a presidential election year, the Fund's focused portfolio of leading growth companies once again significantly outperformed the Russell 1000 Growth Index(R). The Fund's continued strong performance is a testament to the manager's time tested process of owning leading, high quality businesses in attractive growth industries. The Russell 1000 Growth Index(R) finished the year ending September 30, 2004 up 7.51%. By comparison, the Fund was up 15.45% (Class II Shares) resulting in outperformance of 7.94%.

Overall stock selection contributed approximately 7.00% to relative Fund performance and overall sector weight deviations contributed more than 1.50%. These contributions were only slightly offset by the portfolio's overall style factors, which detracted less than 1.00% from overall Fund performance.

The Fund was overweighted relative to the benchmark in eBay, Starbucks, and Qualcomm. These individual stock positions were all significant contributors to overall Fund performance. Detractors from relative performance include Krispy Kreme Doughnuts and Kohl's.

Going forward, management continues to expect the companies in the Fund to capitalize on the sustainable, long-term advantages they have created and to generate above-average growth. Turnover, or changes to holdings in the Fund, has historically been very low. As a result, investors can expect the Fund to be a long term owner of these types of "businesses enterprises", regardless of short-term stock performance, as long as the companies continue to meet the investment criteria of Sands Capital.



36 |  Constellation Funds 2004 Annual Report

INVESTMENT REVIEW

CONSTELLATION SANDS CAPITAL SELECT GROWTH FUND

FUND PROFILE
As of September 30, 2004

Ticker (Class I/Class II)                CFSIX/PTSGX
----------------------------------------------------
CUSIP (Class I/Class II)         21038A711/21038A760
----------------------------------------------------
% in 10 largest holdings                       56.8%
----------------------------------------------------
# of holdings                                     27
----------------------------------------------------
Price/Earnings Ratio
   (wtd. harmonic avg.)                        32.67
----------------------------------------------------
Weighted Average Market
   Capitalization                      $51.9 billion
----------------------------------------------------
Net assets(CI/CII)                   $33 mil/$70 mil
----------------------------------------------------
Top 10 Holdings
1  eBay
2  Starbucks
3  Genentech
4  Capital One Financial
5  Apollo Group, Cl A
6  Dell
7  Lowe's
8  Qualcomm
9  Harley-Davidson
10 Medtronic


SECTOR WEIGHTINGS+

33.2%  Consumer Discretionary
27.2%  Health Care
26.8%  Financials
18.8%  Information Technology
8.3%  Financials
5.5%  Industrials
4.5%  Consumer Staples
2.5%  Cash Equivalents

+Percentages based on total investments

LIPPER INC. PERFORMANCE RANKING*

As of September 30, 2004

LIPPER LARGE-CAP GROWTH CATEGORY
PERIOD                                RANK                      PERCENTILE

3 year                                (3 of 513 funds)          1%
--------------------------------------------------------------------------
1 year                                (8 of 631 funds)          1%

*Rankings for Class II Shares


                             Investment Style

                          value    blend    growth
                        ----------------------------
                  large |       |         |XXXXXXXX|
Market                  ----------------------------
Capitalization   medium |       |         |        |
                        ----------------------------
                  small |       |         |        |
                        ----------------------------

GROWTH OF $10,000 INVESTMENT IN THE FUND

August 31, 2000 - September 30, 2004*

                 Constellation Sands     CONSTELLATION SANDS
                Capital Select Growth   CAPITAL SELECT GROWTH       Russell 1000
                    Fund, Class I           FUND, CLASS II          Growth Index
                ---------------------   ---------------------       ------------
Aug 31 00               10000                   10000                   10000
Sep 00                   8841                    8841                    9054
Sep 01                   4863                    4863                    4922
Sep 02                   4186                    4186                    3814
Sep 03                   5694                    5694                    4802
Sep 04                   6573                    6573                    5163

*These figures represent past performance, which is no guarantee of future results. The investment return and principal value of an investment will fluctuate, so an investor's shares, when redeemed, may be worth more or less than its original cost. The performance in the above graph does not reflect the deduction of taxes the shareholder will pay on fund distributions or the redemptions of fund shares. The inception date of the Constellation Sands Capital Select Growth Fund (Class II Shares) is August 11, 2000.

**Class I Shares were offered beginning on August 27, 2004. Class I Shares performance for the periods prior to August 27, 2004 reflects performance of the Fund's Class II Shares. The performance of the Class I Shares has not been adjusted for the differences in fees between the classes.


ANNUALIZED TOTAL RETURNS

Periods ending September 30, 2004

Past 1                       Past 3              Since
year                         years               inception
Class I Shares               15.45%**            10.57%**          (8.89)%**
Class II Shares              15.45%              10.57%            (8.89)%


                                     Constellation Funds 2004 Annual Report | 37

INVESTMENT REVIEW

CONSTELLATION TIP SMALL CAP VALUE OPPORTUNITIES FUND

INVESTMENT PHILOSOPHY & PROCESS
The Constellation TIP Small Cap Value Opportunities Fund is sub-advised by Turner Investment Partners ("Turner"). The Fund invests in securities of companies operating in a broad range of industries based primarily on a fundamental analysis of each company and due consideration of such characteristics as price to cash flow, price to earnings and price to book value ratios. Turner uses a series of qualitative screens to identify "hidden" assets that may signify attractive return potential to share prices. The Managers look to identify a catalyst for positive change in each company's fundamentals. They seek companies with quality management teams that can take advantage of unique product opportunities and emphasize companies that are undervalued in the marketplace.

FUND PERFORMANCE & POSITIONING
For the twelve months ending September 30, 2004, the Fund posted a gain of 29.36% verses a gain of 25.66% for its benchmark, the Russell 2000 Value Index. Contributing the most to performance during this time frame were holdings in the autos and transportation, utility, and materials and processing sectors. Within the autos and transportation sector, diesel engine manufacturer, China Yuchai Industries posted very strong relative performance. Marine shipping companies OMI and General Maritime were also contributors within the autos and transportation sector. The strong demand for oil and a significant increase in daily rates for shipping benefited both companies. In the utility sector, wireless holdings Alamosa Holdings and NII Holdings contributed positively to performance. Both companies delivered good operating results, increasing earnings estimates and cash flow, due to increases in the subscriber base and improved roaming charges.

The sectors underperforming the benchmark were energy and consumer staples. A slight underweight in the oil & gas industry within the energy sector detracted from performance. In the consumer staples sector, Interstate Bakeries had a negative impact on the portfolio. The Fund had held the stock based on the expectation that this company would undergo a significant restructuring that would improve operations and profitability. Unfortunately, company management was unable to execute on this strategy and the stock suffered. The Fund sold the position in March of 2004, well in advance of the company's September 2004 Chapter 11 bankruptcy filing.

There were no significant changes in the portfolio positioning or strategy during the twelve months ending September 30, 2004.


38 |  Constellation Funds 2004 Annual Report

INVESTMENT REVIEW

CONSTELLATION TIP SMALL CAP VALUE OPPORTUNITIES FUND

FUND PROFILE
As of September 30, 2004

Ticker                                         TSVOX
----------------------------------------------------
CUSIP                                      21038A208
----------------------------------------------------
% in 10 largest holdings                       14.1%
----------------------------------------------------
# of holdings                                     87
----------------------------------------------------
Price/Earnings Ratio
   (wtd. harmonic avg.)                        14.84
----------------------------------------------------
Weighted Average Market
   Capitalization                       $1.2 billion
----------------------------------------------------
Net assets                               $15 million
----------------------------------------------------
Top 10 Holdings
 1 OMI
 2 Laidlaw International
 3 Capital Automotive REIT
 4 Terex
 5 Amerco
 6 Sterling Financial
 7 Lone Star Technologies
 8 Measurement Specialties
 9 Ralcorp Holdings
10 Roper Industries

SECTOR WEIGHTINGS+

23.0%  Financials
21.0%  Industrials
20.4%  Cash Equivalents
6.8%  Materials
5.9%  Consumer Discretionary
5.1%  Energy
4.6%  Information Technology
4.6%  Telecommunication Services
4.9%  Health Care
1.9%  Utilities
1.8%  Consumer Staples

+Percentages based on total investments

                             Investment Style

                          value    blend    growth
                        ----------------------------
                  large |       |         |        |
Market                  ----------------------------
Capitalization   medium |       |         |        |
                        ----------------------------
                  small |XXXXXXX|         |        |
                        ----------------------------


LIPPER INC. PERFORMANCE RANKING

As of September 30, 2004

LIPPER SMALL CAP CORE CATEGORY
PERIOD             RANK                       PERCENTILE

1 year             (50 of 541 funds)          9%


GROWTH OF $10,000 INVESTMENT IN THE FUND

March 31, 2002 - September 30, 2004*

                      CONSTELLATION TIP
                       SMALL CAP VALUE            Russell 2000
                     OPPORTUNITIES FUND           Value Index
                     ------------------           ------------
Mar 31 02                  10000                      10000
Sep 02                      8737                       7705
Sep 03                     11995                      10144
Sep 04                     15517                      12747

*These figures represent past performance, which is no guarantee of future results. The investment return and principal value of an investment will fluctuate, so an investor's shares, when redeemed, may be worth more or less than its original cost. The performance in the above graph does not reflect the deduction of taxes the shareholder will pay on fund distributions or the redemptions of fund shares. The inception date of the Constellation TIP Small Cap Value Opportunities Fund is March 4, 2002.


ANNUALIZED TOTAL RETURNS

Periods ending September 30, 2004

Past 1           Since
year             inception
29.36%           21.38%


                                     Constellation Funds 2004 Annual Report | 39

INVESTMENT REVIEW

CONSTELLATION TIP FINANCIAL SERVICES FUND

INVESTMENT PHILOSOPHY & PROCESS
The Constellation TIP Financial Services Fund is sub-advised by Turner Investment Partners ("Turner"). The Fund invests primarily in common stocks of financial services companies. Turner pursues a bottom-up strategy that blends quantitative and qualitative analysis to find financial services firms with superior earnings prospects, reasonable valuation, and favorable trading-volume and pricing patterns. Management emphasizes the philosophy that earnings expectations drive stock prices and believes that long term performance can be best achieved be investing in companies with improving fundamentals and superior earnings dynamics. Turner employs a disciplined investment process blending a proprietary quantitative model, rigorous fundamental research, and technical analysis. A stock becomes a sell candidate if Turner detects deterioration in the company's earnings growth potential or if portfolio managers identify a better idea for the portfolio.

FUND PERFORMANCE & POSITIONING
For the twelve months ending September 30, 2004, the portfolio posted a gain of 12.31% versus a gain of 14.88% for its benchmark, the S&P 500 Financials Index. The Lipper average for Financial Services funds was 16.98% over that time frame. The Constellation TIP Financial Services Fund ranked in the 84th percentile (87 out of 103 funds) when compared to the Lipper Financial Services category over the twelve-month period.

Following positive stock market performance in 2003, Turner's view was 2004 would bring continued improvement in the economy and the market. This perspective is represented in many of the Fund's holdings within the financial services sector. For example, two of the Fund's brokerage holdings that underperformed, Charles Schwab and Morgan Stanley, are well positioned to benefit from economic expansion and more favorable equity markets. Unfortunately, factors such as violence in Iraq, concerns about a terrorist attack at the Olympics and Democratic and Republican conventions, higher energy prices, and corporate scandals in the mutual fund industry weighed on the market and these stocks. For example, many slower growing regional banks were seen as a safe haven and outperformed, and the Fund did not own many issues operating in the segments of the industry that performed well. Regional bank performance was also aided by a pickup in acquisitions. The Fund did not own FleetBoston, however, which performed well due to the acquisition by Bank of America.

Positive contributors to the Fund's performance for the year included CapitalSource, a commercial finance lender and First Marblehead, a company that provides services to the rapidly growing market for private student loans. Investors Financial Services continued to report consistent earnings growth and the stock performed well. In addition, selected holdings within the financial data processing services industry contributed to performance. Examples are Alliance Data Systems and Global Payments, both beneficiaries of the growth in debit and credit cards replacing cash and checks for transactions.

The Fund remains positioned to take advantage of continued improvement in the economy and stock market. In Turner's view, holdings within the securities brokerage industry are trading at attractive valuations and will benefit from continued global expansion. Also, many of the Fund's bank holdings such as City National, Silicon Valley Bancshares and East-West Bancorp are thought to be well positioned to grow even in a rising interest rate environment. There were no significant changes to the strategy or positioning of the Fund during the twelve months ending September 30, 2004.


40 |  Constellation Funds 2004 Annual Report

INVESTMENT REVIEW

CONSTELLATION TIP FINANCIAL SERVICES FUND

FUND PROFILE
As of September 30, 2004

Ticker                                         TFFIX
----------------------------------------------------
CUSIP                                      21038A307
----------------------------------------------------
% in 10 largest holdings                       35.3%
----------------------------------------------------
# of holdings                                     37
----------------------------------------------------
Price/Earnings Ratio
   (wtd. harmonic avg.)                        14.98
----------------------------------------------------
Weighted Average Market
   Capitalization                      $38.6 billion
----------------------------------------------------
Net assets                               $15 million
----------------------------------------------------
Top 10 Holdings
1  Citigroup
2  American International Group
3  Goldman Sachs Group
4  American Express
5  Morgan Stanley
6  Northern Trust
7  Affiliated Managers Group
8  Wells Fargo
9  Silicon Valley Bancshares
10 Golden West Financial

SECTOR WEIGHTINGS+

76.1% Financials
15.0%  Cash Equivalents
8.9%  Information Technology

+Percentages based on total investments

LIPPER INC. PERFORMANCE RANKING

As of September 30, 2004

LIPPER FINANCIAL SERVICES CATEGORY
PERIOD               RANK                      PERCENTILE

5 year               (35 of 64 funds)          55%
------------------------------------------------------------
3 year               (28 of 94 funds)          30%
------------------------------------------------------------
1 year               (87 of 103 funds)         84%

                             Investment Style

                          value    blend    growth
                        ----------------------------
                  large |       |XXXXXXXX |        |
Market                  ----------------------------
Capitalization   medium |       |         |        |
                        ----------------------------
                  small |       |         |        |
                        ----------------------------


GROWTH OF $10,000 INVESTMENT IN THE FUND

May 31, 1996 - September 30, 2004*

                    CONSTELLATION TIP
                   FINANCIAL SERVICES            S&P 500
                         FUND                Financials Index
                   ------------------        ----------------
May 31 96                10000                    10000
Sep 96                   10752                    10939
Sep 97                   16893                    17212
Sep 98                   14579                    16772
Sep 99                   17684                    19625
Sep 00                   24439                    26264
Sep 01                   19326                    22736
Sep 02                   17204                    19412
Sep 03                   23389                    24434
Sep 04                   26269                    28070

*These figures represent past performance, which is no guarantee of future results. The investment return and principal value of an investment will fluctuate, so an investor's shares, when redeemed, may be worth more or less than its original cost. The performance in the above graph does not reflect the deduction of taxes the shareholder will pay on fund distributions or the redemptions of fund shares. The inception date of the Constellation TIP Financial Services Fund is May 22, 1996.

(1) Returns prior to November 12, 2001, represent performance of the Titan Financial Services Fund.


ANNUALIZED TOTAL RETURNS(1)

Periods ending September 30, 2004

Past 1         Past 3      Past 5        Since
year           years       years         inception
12.31%         10.77%      8.24%         12.27%


                                     Constellation Funds 2004 Annual Report | 41

INVESTMENT REVIEW

CONSTELLATION TIP HEALTHCARE & BIOTECHNOLOGY FUND

INVESTMENT PHILOSOPHY & PROCESS
The Constellation TIP Healthcare & Biotechnology Fund is sub-advised by Turner Investment Partners ("Turner"). The Fund invests primarily in common stocks of healthcare and biotechnology companies. Turner pursues a bottom-up investment strategy that blends quantitative and qualitative analysis to find growth companies with superior earnings prospects, reasonable valuations, and favorable trading-volume and pricing patterns. Management emphasizes the philosophy that earnings expectations drive stock prices and believes that long term performance can be best achieved by investing in companies with improving fundamentals and superior earnings dynamics. Turner employs a disciplined investment process blending a proprietary quantitative model, rigorous fundamental research, and technical analysis. A stock becomes a sell candidate if Turner detects deterioration in the company's earnings growth potential or if portfolio managers identify a better idea for the portfolio.

FUND PERFORMANCE & POSITIONING
For the twelve months ending September 30, 2004, the Fund posted a gain of 12.12% verses a gain of 4.80% for its benchmark, the S&P 500 Healthcare Index. The Lipper average for Healthcare/Biotechnology funds was 9.16% over that time frame. The Constellation TIP Healthcare & Biotechnology Fund ranked in the 15th percentile (30 out of 194 funds) when compared to the Lipper Healthcare/ Biotechnology category over the twelve-month period.

The biotechnology and managed care industries had the largest positive contribution to overall performance in the portfolio. Aetna and PacifiCare Health Systems contributed to positive results within the managed care industry. The main factors driving managed care stock performance were strong EPS growth derived primarily from excellent SG&A leverage, as well as data from various actuarial surveys indicating that 2005 healthcare costs are expected to continue to decelerate. In the biotech industry, Gilead Sciences, which manufactures the HIV medicine, Viread, was a contributor to the quarter's performance. Genentech, with the successful launch of their colorectal cancer drug Avastin, and OSI Pharmaceuticals, with strong Phase III data on their lung cancer drug Tarceeva, were also strong biotech performers that contributed to performance. Within the healthcare service industry, Mariner Health Care, a nursing home operator, contributed to performance as it was acquired for a significant premium.

In addition, the Fund was underweight pharmaceuticals and benefited from not owning Merck. Merck's performance suffered dramatically resulting from its Vioxx recall. The Vioxx recall raises concerns of increased FDA oversight, perhaps leading to the requirement of additional clinical trials and a lengthier approval process for new drugs to reach the market.

The majority of the fund's underperformance came from the pharmaceutical industry. Teva Pharmaceutical Industries was a detractor in the generic pharmaceutical industry. Schering-Plough, Wyeth, and Endo Pharmaceuticals Holdings also detracted from performance. Pharmaceutical stocks were under pressure as investors reacted to negative political rhetoric and generally disappointing research and development pipelines. The weakness in this group is illustrated by the -0.50% loss for the DRG Index for the twelve months ending September 30, 2004.

There were no significant changes in the portfolio positioning or strategy of the Fund during the twelve months ending September 30, 2004.


42 |  Constellation Funds 2004 Annual Report

INVESTMENT REVIEW

CONSTELLATION TIP HEALTHCARE & BIOTECHNOLOGY FUND

FUND PROFILE
As of September 30, 2004

Ticker                                         THBCX
----------------------------------------------------
CUSIP                                      21038A109
----------------------------------------------------
% in 10 largest holdings                       32.4%
----------------------------------------------------
# of holdings                                     50
----------------------------------------------------
Price/Earnings Ratio
   (wtd. harmonic avg.)                        20.65
----------------------------------------------------
Weighted Average Market
   Capitalization                      $22.8 billion
----------------------------------------------------
Net assets                               $35 million
----------------------------------------------------
Top 10 Holdings
1  Pfizer
2  Anthem
3  Boston Scientific
4  Zimmer Holdings
5  Caremark Rx
6  UnitedHealth Group
7  Aetna
8  Wyeth
9  Charles River Laboratories
      International
10 Gilead Sciences


SECTOR WEIGHTINGS+

83.9%  Health Care
16.1% Cash Equivalents

+Percentages based on total investments

LIPPER INC. PERFORMANCE RANKING

As of September 30, 2004

LIPPER HEALTH/BIOTECHNOLOGY CATEGORY
PERIOD                 RANK                      PERCENTILE

3 year                 (21 of 152 funds)         14%
-------------------------------------------------------------
1 year                 (30 of 194 funds)         15%


                             Investment Style

                          value    blend    growth
                        ----------------------------
                  large |       |         |        |
Market                  ----------------------------
Capitalization   medium |       |         |XXXXXXXX|
                        ----------------------------
                  small |       |         |        |
                        ----------------------------

GROWTH OF $10,000 INVESTMENT IN THE FUND

February 28, 2001 - September 30, 2004*

                   CONSTELLATION TIP
                     HEALTHCARE &               S&P 500
                  BIOTECHNOLOGY FUND       Healthcare Index
                  ------------------       ----------------
Feb 28 01               10000                    10000
Sep 01                  11151                     9467
Sep 02                   9851                     7393
Sep 03                  12336                     8239
Sep 04                  13831                     8634

*These figures represent past performance, which is no guarantee of future results. The investment return and principal value of an investment will fluctuate, so an investor's shares, when redeemed, may be worth more or less than its original cost. The performance in the above graph does not reflect the deduction of taxes the shareholder will pay on fund distributions or the redemptions of fund shares. The inception date of the Constellation TIP Healthcare & Biotechnology Fund is February 28, 2001.


ANNUALIZED TOTAL RETURNS

Periods ending September 30, 2004

Past 1           Past 3       Since
year             years        inception
12.12%           7.44%        9.47%


                                     Constellation Funds 2004 Annual Report | 43

INVESTMENT REVIEW

CONSTELLATION TIP TAX MANAGED U.S. EQUITY FUND

INVESTMENT PHILOSOPHY & PROCESS
The Constellation TIP Tax Managed U.S. Equity Fund is sub-advised by Turner Investment Partners ("Turner"). The Fund invests in a diversified portfolio of stocks that are favorably priced in relation to their fundamental value and which Turner believes are likely to grow over time. The investment strategy is sensitive to the potential impact of personal income tax on shareholders' investment return. Management emphasizes the philosophy that earnings expectations drive stock prices and believes that long term performance can be best achieved by investing in companies with improving fundamentals and superior earnings dynamics. Turner employs a disciplined investment process blending a proprietary quantitative model, rigorous fundamental research, and technical analysis.

FUND PERFORMANCE & POSITIONING
For the twelve months ending September 30, 2004, the portfolio posted a gain of 9.95% verses a gain of 13.87% for its benchmark, the S&P 500 Index.

The defensively oriented market of the past year focused on valuation and dividend yield. In this market, the growth style employed by Turner Investment Partners was out of favor. The main underperforming sector for the Fund was the financial services sector. Following positive stock market performance in 2003, Turner's view was 2004 would bring continued improvement in the economy and the market. For example, the Fund's brokerage holdings are well positioned to benefit from economic expansion and more favorable equity markets. Unfortunately, factors such as violence in Iraq, concerns about a terrorist attack at the Olympics and Democratic and Republican conventions, higher energy prices, and corporate scandals in the mutual fund industry weighed on the market and these stocks. The Fund did not own many slower growing regional banks, which were seen as a safe haven and outperformed. Regional bank performance was also aided by a pickup in acquisitions (for example, FleetBoston's acquisition by Bank of America.)

The producer durables sector was another detractor from Fund performance. The decrease in capital expenditures and lack of reinvestment in the semiconductor tools hurt electronic production companies such as Applied Materials, KLA Tencor, and LAM Research. In addition, the Fund was underweight defensive industrial companies such as Illinois Tool Works and Boeing, which performed well due to the increase in military orders for airplane parts. The Fund did not own these securities, as Turner expected airplane orders to be down due to the commercial airline problems.

Consumer discretionary was the sector contributing most to the performance of the Fund. The companies that contributed to performance were strong leaders in their industries regardless of market conditions. Examples are Yahoo! and eBay. Both companies have little competition in their niche markets and performed well. Coach also benefited from strong fundamentals and increased earnings. In addition, through Peabody Energy and XTO Energy, exposure to oil and natural gas in the energy sector also contributed to the Fund's relative return.

There were no significant changes to the strategy or positioning of the Fund during the twelve months ending September 30, 2004.


44 |  Constellation Funds 2004 Annual Report

INVESTMENT REVIEW

CONSTELLATION TIP TAX MANAGED U.S. EQUITY FUND

FUND PROFILE
As of September 30, 2004

Ticker                                         TTMEX
----------------------------------------------------
CUSIP                                      21038A406
----------------------------------------------------
% in 10 largest holdings                       24.0%
----------------------------------------------------
# of holdings                                     93
----------------------------------------------------
Price/Earnings Ratio
   (wtd. harmonic avg.)                        22.28
----------------------------------------------------
Weighted Average Market
   Capitalization                      $64.1 billion
----------------------------------------------------
Net assets                                $5 million
----------------------------------------------------
Top 10 Holdings
1  General Electric
2  American International Group
3  Pfizer
4  Procter & Gamble
5  American Express
6  Goldman Sachs Group
7  T. Rowe Price Group
8  First Data
9  Cisco Systems
10 Morgan Stanley


SECTOR WEIGHTINGS+

20.9%  Information Technology
17.7%  Financials
14.7%  Health Care
10.2%  Industrials
10.1%  Consumer Discretionary
9.4%  Consumer Staples
7.9%  Energy
3.9%  Materials
2.3%  Telecommunication Services
1.7%  Utilities
1.2%  Cash Equivalents

+Percentages based on total investments

                             Investment Style

                          value    blend    growth
                        ----------------------------
                  large |       |         |XXXXXXXX|
Market                  ----------------------------
Capitalization   medium |       |         |        |
                        ----------------------------
                  small |       |         |        |
                        ----------------------------


LIPPER INC. PERFORMANCE RANKING

As of September 30, 2004

LIPPER MULTI-CAP CORE CATEGORY
PERIOD                RANK                       PERCENTILE

3 year                (384 of 501 funds)         77%
---------------------------------------------------------------
1 year                (555 of 684 funds)         81%


GROWTH OF $10,000 INVESTMENT IN THE FUND

February 28, 2001 - September 30, 2004*

             CONSTELLATION TIP
             TAX MANAGED U.S.       S&P 500
               EQUITY FUND           Index
             -----------------      -------
Feb 28 01         10000              10000
Sep 01             8181               8459
Sep 02             6291               6726
Sep 03             8041               8366
Sep 04             8841               9527

*These figures represent past performance, which is no guarantee of future results. The investment return and principal value of an investment will fluctuate, so an investor's shares, when redeemed, may be worth more or less than its original cost. The performance in the above graph does not reflect the deduction of taxes the shareholder will pay on fund distributions or the redemptions of fund shares. The inception date of the Constellation TIP Tax Managed U.S. Equity Fund is February 28, 2001.


ANNUALIZED TOTAL RETURNS

Periods ending September 30, 2004

Past 1          Past 3       Since
year            years        inception
9.95%           2.62%        (3.38)%


                                     Constellation Funds 2004 Annual Report | 45

INVESTMENT REVIEW

CONSTELLATION INTERNATIONAL EQUITY FUND

INVESTMENT PHILOSOPHY & PROCESS
The Constellation International Equity Fund uses a multi-manager approach, relying on several sub-advisers with differing investment philosophies to manage the Fund's assets. The Fund is subadvised by Oechsle International Advisers, LLC, The Boston Company Asset Management, LLC and Brandywine Asset Management, LLC. Oechsle International Advisers employs a growth oriented approach, investing in companies that they believe have an above average potential for growth in revenues and earnings. The Boston Company employs a value oriented style, emphasizing stock selection based on traditional measures of value including low price-to-earnings, low price-to-cash and low price-to-book values. Brandywine Asset Management also employs a value oriented style, combining quantitative and fundamental analysis to identify undervalued stocks that have the potential to return to a more normal valuation. The Fund invests primarily in developed countries, but may invest in countries with emerging markets. The Fund will invest in companies across the market capitalization spectrum.

FUND PERFORMANCE & POSITIONING
For the 12 month time period ending September 30, 2004, the Fund returned 18.76% underperforming the 23.15% gain posted by its benchmark, the MSCI All Country World ex-U.S. Index. The Lipper average for International Multi Cap Core funds was 20.74% over that time frame. The Constellation International Equity Fund ranked in the 70th percentile (188 out of 268 funds) when compared to the Lipper International Multi Cap Core category over the twelve-month period.

The portion of the Fund managed by Brandywine Asset Management was positioned with an overweighting in the consumer, health care and basic materials sectors. The portfolio was underweighted in the energy, financial, industrial, telecom, and utility industries. From a country standpoint, the portfolio held less than market exposure to the United Kingdom, Sweden, Spain, Italy, and Australia, with the largest relative bets in Hong Kong, Japan, Germany and emerging markets. Performance significantly lagged the index with the main detractors being holdings in the financial, basic materials, and industrial sectors. Lower relative exposure to the strong performing energy and utility stocks also hurt results. Offsetting this were solid gains in the technology, health care, and consumer cyclical selections. France and Germany were positive contributors to relative gains, while stock selection in Australia, Switzerland, Japan, Mexico, and the United Kingdom detracted from results.

The portion of the Fund managed by Boston Company slightly underperformed the benchmark on a net of fee basis. Thirty-one out of 32 countries in the fund advanced, while nine out of ten sectors advanced. France experienced a turnaround in local consumer demand, while Germany continues to struggle in that department as a result of pending pension and welfare reforms. Sustained high commodity prices around the globe benefited materials companies in Australia, South Africa, and the UK. In addition, the UK continued to ride the residential real estate boom that has been buoying the economy for some time. Japanese exports dropped as China's government made a move to reign in excessive construction and infrastructure spending. However, this move should have a positive long-term impact on the Chinese economy and others around the world. An unprecedented economic boom in India experienced a hiccup when the economically progressive BJP Party was defeated in a stunning election upset by the Congress Party. Since then, the new government has indicated that they will fully support the current privatization movement and continue to pass pro-business legislation, and investors have taken note.From a sector perspective, defensive sectors were strong as oil prices drove energy companies to +40% annual returns and high commodity prices were supported by robust global demand. Utility companies also advanced confidently, due largely to their high dividend payments and defensive nature. Global consumer demand was lethargic in certain countries (e.g. France, Germany, and Japan), weighing down the consumer discretionary and consumer staples sectors. Information technology has been experiencing a year-long slump as a result of sluggish business IT spending and rising semi-conductor inventories.

The portion of the Fund managed by Oechsle also underperformed the benchmark index. In the UK, a number of profit warnings contributed to severe share price markdowns by investors. Unfortunately some of these companies were holdings in the portfolio. In particular, caterer Compass Group, satellite TV company BSkyB. Pharmaceutical company, AstraZeneca languished as investors became conceded about its drug pipeline going forward. France was also somewhat disappointing as cosmetics group, L'Oreal and retailer Carrefour lagged the market significantly as the French consumer provided only intermittent evidence of returning to a strong spending pattern. Holdings in the energy sector contributed to performance, as record oil prices drove those stocks higher. The portfolio's underweight in technology was also a positive contributor. Underweightings to the industrials and materials sectors were distinctly negative for portfolio performance.

46 |  Constellation Funds 2004 Annual Report

INVESTMENT REVIEW

CONSTELLATION INTERNATIONAL EQUITY FUND

FUND PROFILE
As of September 30, 2004

Ticker                                         PTlEX
----------------------------------------------------
CUSIP                                      21038A778
----------------------------------------------------
% in 10 largest holdings                       13.3%
----------------------------------------------------
# of holdings                                    271
----------------------------------------------------
Net assets                              $107 million
----------------------------------------------------
Top 10 Holdings
 1  Nestle
 2  GlaxoSmithKline
 3  Diageo
 4  ENI
 5  France Telecom
 6  Total
 7  Kookmin Bank ADR
 8  Repsol YPF
 9  Takeda Pharmaceutical
10  Pearson


SECTOR WEIGHTINGS+

21.8%  Financials
18.2%  Consumer Discretionary
11.6%  Industrials
10.3%  Health Care
9.8%  Consumer Staples
8.5%  Telecommunication Services
7.4%  Materials
7.3%  Energy
2.8%  Information Technology
2.1%  Utilities
0.2%  Preferred Stock

+Percentages based on total investments

LIPPER INC. PERFORMANCE RANKING

As of September 30, 2004

LIPPER INTERNATIONAL MULTI-CAP CORE CATEGORY
PERIOD                       RANK                       PERCENTILE

3 year                       (169 of 221 funds)         76%
---------------------------------------------------------------------
1 year                       (188 of 268 funds)         70%


                             Investment Style

                          value    blend    growth
                        ----------------------------
                  large |       |XXXXXXXX |        |
Market                  ----------------------------
Capitalization   medium |       |         |        |
                        ----------------------------
                  small |       |         |        |
                        ----------------------------


GROWTH OF $10,000 INVESTMENT IN THE FUND

September 30, 1994 - September 30, 2004*

                                    MSCI All
                CONSTELLATION     Country World
                INTERNATIONAL      Free ex-U.S.
                EQUITY FUND           Index
                -------------     --------------
Sep 30 94          10000              10000
Sep 95              9771              10352
Sep 96             10798              11253
Sep 97             11972              12769
Sep 98              9963              11092
Sep 99             13032              14797
Sep 00             14002              15524
Sep 01              8866              10977
Sep 02              7310               9544
Sep 03              9077              12316
Sep 04             10780              15167

*These figures represent past performance, which is no guarantee of future results. The investment return and principal value of an investment will fluctuate, so an investor's shares, when redeemed, may be worth more or less than its original cost. The performance in the above graph does not reflect the deduction of taxes the shareholder will pay on fund distributions or the redemptions of fund shares. The inception date of the Constellation International Equity Fund is May 31, 1993.
**For periods prior to August 4, 2000, when the Fund began operating, the performance data quoted represents past performance of the Pitcairn Investment Management similarly managed common trust fund, adjusted to reflect fees and expenses expected to be borne by the Fund. The common trust fund was not a registered mutual fund, and therefore was not subject to certain investment and tax restrictions which may have adversely affected performance. The common trust fund changed its investment strategy in April 1999.


ANNUALIZED TOTAL RETURNS

Periods ending September 30, 2004

Past 1        Past 3      Past 5      Past 10       Since
year          years       years       years         inception
18.76%        6.73%       (3.72)%**   0.75%**       3.43%**


                                     Constellation Funds 2004 Annual Report | 47

INVESTMENT REVIEW

CONSTELLATION STRATEGIC VALUE AND HIGH INCOME FUND

INVESTMENT PHILOSOPHY & PROCESS
The Constellation Strategic Value and High Income Fund is a "fund of funds" which means that it invests substantially all of its assets in shares of other funds. Generally, the Fund will invest at least 40% and may invest up to 60% of its assets in each of two underlying Constellation Funds: the Constellation Chartwell High Yield Fund, sub-advised by Chartwell Investment Partners and the Constellation TIP Small Cap Value Opportunities Fund, sub-advised by Turner Investment Partners. The Fund will periodically adjust its asset allocation among these Funds in response to changing market and economic conditions. In addition, the Fund may, under certain circumstances, invest in other underlying Funds within the Constellation Funds family.

Chartwell's philosophy in managing the Constellation Chartwell High Yield Fund is defensive, stressing preservation of principal and compounding of the income stream as the keys to adding value in the high yield bond market. The Fund focuses on the higher quality tiers of the market, principally the BB and B-rated sectors, and on cash-pay issues only, which offer an attractive yield premium but a sharply lower incidence of credit erosion relative to the market as a whole.

The Constellation TIP Small Cap Value Opportunities Fund invests in securities of companies operating in a broad range of industries based primarily on a fundamental analysis of each company and due consideration of such characteristics as price to cash flow, price to earnings and price to book value ratios. Turner uses a series of qualitative screens to identify "hidden" assets that may signify attractive return potential to share prices. The Fund managers look to identify a catalyst for positive change in each company's fundamentals. They seek companies with quality management teams that can take advantage of unique product opportunities and emphasize companies that are undervalued in the marketplace.

FUND PERFORMANCE & POSITIONING
For the 12 months ending September 30, 2004, the Fund returned 16.04%, net of expenses, compared to 18.95% for a 50/50 blend of the Russell 2000 Value Index/Merrill Lynch High Yield, Cash Pay Index, and 9.20% for the Lipper Balanced fund average.

The Fund maintained an allocation of 40.5% to the Constellation Chartwell High Yield Fund, 40% to the Constellation TIP Small Value Opportunities Fund and 19.5% to the Constellation HLAM Large Cap Value Fund. The Fund was allocated within the large cap value asset class in response to concerns regarding the potential for increasing market volatility that might more severely impact smaller capitalization securities.

The Fund benefited most significantly from the performance of the Constellation TIP Small Cap Value Opportunities Fund, which outperformed the Russell 2000 Value benchmark, driven largely by good stock selection in the autos and transportation, utility, and materials and processing sectors.

The Fund's exposure to the Constellation Chartwell High Yield Fund hurt performance during the first six months of the fiscal year, because of that Fund's overweighting to poorly performing single B issues. However, that position contributed positively to performance during the latter six months of the year, when single B issues proved to be the top performing sector within the high income bond space. Similarly, the decision to underweight utilities hurt performance during the first half of the year but helped during the second. The Fund maintains an underweight in electric utilities because the bulk of the issuers in the sector are rated CCC by S&P and Moody's. These ratings reflect overleveraged balance sheets, excessive financial complexity, and the impact of high energy prices on their operating margins.


48 | Constellation Funds 2004 Annual Report

INVESTMENT REVIEW

CONSTELLATION STRATEGIC VALUE AND HIGH INCOME FUND

FUND PROFILE
As of September 30, 2004

Ticker                                         TSVIX
----------------------------------------------------
CUSIP                                      21038A844
----------------------------------------------------
% in 3 holdings                               100.0%
----------------------------------------------------
# of holdings                                      3
----------------------------------------------------
Net assets                             $706 thousand
----------------------------------------------------
3 Holdings
1  Constellation Chartwell High Yield Fund, Cl I
2  Constellation TIP Small Cap Value
      Opportunities Fund, Cl II
3  Constellation HLAM Large Cap
      Value Fund, Cl II


SECTOR WEIGHTINGS+

59.6% Equity Funds
40.4% Fixed Income Fund

+Percentages based on total investments

LIPPER INC. PERFORMANCE RANKING

As of September 30, 2004

LIPPER BALANCED CATEGORY
PERIOD                RANK                      PERCENTILE

1 year                (9 of 545 funds)          2%


                             Investment Style

                          value    blend    growth
                        ----------------------------
                  large |       |         |        |
Market                  ----------------------------
Capitalization   medium |       |XXXXXXXX |        |
                        ----------------------------
                  small |       |         |        |
                        ----------------------------


GROWTH OF $10,000 INVESTMENT IN THE FUND

October 31, 2002 - September 30, 2004*

                                                                                                               50/50 Hybrid
                                                                                                                 of the
                                                                                                               Russell 2000
                    CONSTELLATION                                                                              Value Index
                      STRATEGIC                                                                                and Merrill
                      VALUE AND                                                         Merrill Lynch           Lynch High
                     HIGH INCOME             S&P 500              Russell 2000           High Yield,            Yield, Cash
                        FUND                  Index               Value Index          Cash Pay Index           Pay Index
                     -------------           -------              ------------         --------------           -----------
Oct 31 02              10000                  10000                  10000                  10000                 10000
Sep 03                 12860                  11434                  12971                  12933                 12989
Sep 04                 14923                  13020                  16300                  14514                 15451

*These figures represent past performance, which is no guarantee of future results. The investment return and principal value of an investment will fluctuate, so an investor's shares, when redeemed, may be worth more or less than its original cost. The performance in the above graph does not reflect the deduction of taxes the shareholder will pay on fund distributions or the redemptions of fund shares. The inception date of the Constellation Strategic Value and High Income Fund is October 31, 2002.


ANNUALIZED TOTAL RETURNS

Periods ending September 30, 2004

Past 1            Since
year              inception
16.04%            23.21%


                                     Constellation Funds 2004 Annual Report | 49

FINANCIAL STATEMENTS

STATEMENT OF NET ASSETS
Constellation Clover Large Cap Value Fund
September 30, 2004

                                                                           Value
                                                                  Shares   (000)
--------------------------------------------------------------------------------
COMMON STOCK (94.7%)
--------------------------------------------------------------------------------
CONSUMER DISCRETIONARY (10.8%)
--------------------------------------------------------------------------------
Clear Channel Communications                                      3,305     $103
Furniture Brands International (A)                                2,955       74
General Motors                                                    1,755       75
IAC/InterActiveCorp*                                              2,800       62
Interpublic Group*                                                2,855       30
Jones Apparel Group                                               2,285       82
RadioShack                                                        3,080       88
Reebok International                                                900       33
Viacom, Cl B                                                      1,970       66
Walt Disney                                                       2,800       63
                                                                           -----
                                                                             676
                                                                           -----
--------------------------------------------------------------------------------
CONSUMER STAPLES (8.5%)
--------------------------------------------------------------------------------
Albertson's                                                       5,070      121
Anheuser-Busch                                                    2,820      141
CVS                                                               2,005       84
Gillette                                                          1,840       77
HJ Heinz                                                          1,235       44
Procter & Gamble                                                  1,210       66
                                                                           -----
                                                                             533
                                                                           -----
--------------------------------------------------------------------------------
ENERGY (9.9%)
--------------------------------------------------------------------------------
Baker Hughes                                                      1,085       47
BP ADR*                                                           1,790      103
ChevronTexaco                                                     1,750       94
Diamond Offshore Drilling (A)                                     1,590       53
Exxon Mobil                                                       6,620      320
                                                                           -----
                                                                             617
                                                                           -----
--------------------------------------------------------------------------------
FINANCIALS (27.6%)
--------------------------------------------------------------------------------
ACE                                                               1,995       80
Allstate                                                            745       36
American International Group                                      3,270      222
AON                                                               3,360       96
Bank of America                                                   6,020      261
Bank of New York                                                  3,270       95
Citigroup                                                         3,560      157
FelCor Lodging Trust*                                             6,175       70
Goldman Sachs Group                                                 265       25
Mellon Financial                                                  3,615      100
Metlife                                                           1,680       65
MGIC Investment                                                     845       56
PNC Financial Services Group                                        625       34

                                                                           Value
                                                                 Shares    (000)
--------------------------------------------------------------------------------
Providian Financial*                                             4,800    $   75
Prudential Financial                                             1,275        60
Regions Financial                                                1,900        63
US Bancorp                                                       2,855        82
Wachovia                                                         1,830        86
Wells Fargo                                                      1,085        65
                                                                          ------
                                                                           1,728
                                                                          ------
--------------------------------------------------------------------------------
HEALTH CARE (3.1%)
--------------------------------------------------------------------------------
Abbott Laboratories                                              1,085        46
Baxter International                                             1,060        34
Johnson & Johnson                                                1,085        61
Merck                                                              845        28
Omnicare                                                           770        22
                                                                          ------
                                                                             191
                                                                          ------
--------------------------------------------------------------------------------
INDUSTRIALS (11.8%)
--------------------------------------------------------------------------------
Burlington Northern Santa Fe                                     2,590        99
CSX                                                              2,845        95
Emerson Electric                                                 1,035        64
General Electric                                                 8,040       270
Honeywell International                                          2,235        80
Sotheby's Holdings, Cl A*                                          138         2
SPX                                                              1,870        66
W.W. Grainger                                                    1,085        63
                                                                          ------
                                                                             739
                                                                          ------
--------------------------------------------------------------------------------
INFORMATION TECHNOLOGY (8.0%)
--------------------------------------------------------------------------------
BMC Software*                                                    2,950        47
Computer Sciences*                                                 985        46
Dell*                                                            1,085        39
Flextronics International*                                       2,635        35
International Business Machines                                  1,300       111
Lexmark International, Cl A*                                       330        28
Microsoft                                                        4,600       127
National Semiconductor*                                          1,770        27
Taiwan Semiconductor Manufacturing ADR*                          5,562        40
                                                                          ------
                                                                             500
                                                                          ------
--------------------------------------------------------------------------------
MATERIALS (4.6%)
--------------------------------------------------------------------------------
E.I. du Pont de Nemours                                          1,390        60
International Paper                                              2,110        85
International Steel Group*                                         990        33
Smurfit-Stone Container*                                         5,645       109
                                                                          ------
                                                                             287
                                                                          ------

50 | Constellation Funds 2004 Annual Report

FINANCIAL STATEMENTS

Statement of Net Assets
Constellation Clover Large Cap Value Fund

                                                                           Value
                                                                 Shares    (000)
--------------------------------------------------------------------------------
TELECOMMUNICATION SERVICES (3.9%)
--------------------------------------------------------------------------------
AT&T                                                              2,500   $   36
SBC Communications                                                3,490       91
Verizon Communications                                            2,930      115
                                                                          ------
                                                                             242
                                                                          ------
--------------------------------------------------------------------------------
UTILITIES (6.5%)
--------------------------------------------------------------------------------
CMS Energy*                                                       5,695       54
Duke Energy                                                       2,705       62
Energy East                                                       1,755       44
KeySpan (A)                                                       2,185       86
Public Service Enterprise Group                                   1,450       62
Sempra Energy                                                     1,000       37
Xcel Energy                                                       3,600       62
                                                                          ------
                                                                             407
--------------------------------------------------------------------------------
TOTAL COMMON STOCK
 (COST $5,646)                                                             5,920
================================================================================
--------------------------------------------------------------------------------
EXCHANGE TRADED FUND (1.0%)
--------------------------------------------------------------------------------
iShares Russell 1000 Value
 Index Fund*                                                        975       59
--------------------------------------------------------------------------------
TOTAL EXCHANGE TRADED FUND
 (COST $57)                                                                   59
================================================================================
RIGHTS (0.0%)
--------------------------------------------------------------------------------
Seagate (B)*                                                        425       --
--------------------------------------------------------------------------------
TOTAL RIGHTS
 (COST $0)                                                                    --
================================================================================
CASH EQUIVALENT (4.4%)
--------------------------------------------------------------------------------
BlackRock TempCash Fund,
 Institutional Shares                                           277,342      277
--------------------------------------------------------------------------------
TOTAL CASH EQUIVALENT
 (COST $277)                                                                 277
================================================================================

                                                                           Value
                                                                 Shares    (000)
--------------------------------------------------------------------------------
SHORT-TERM INVESTMENT HELD AS
   COLLATERAL FOR LOANED SECURITIES (3.2%)
--------------------------------------------------------------------------------
Boston Global Investment Trust --
   Quality Portfolio                                            200,400  $  200
--------------------------------------------------------------------------------
TOTAL SHORT-TERM INVESTMENT HELD AS
 COLLATERAL FOR LOANED SECURITIES
 (COST $200)                                                                200
================================================================================
TOTAL INVESTMENTS (103.3%)
 (COST $6,180)                                                            6,456
================================================================================
OTHER ASSETS AND LIABILITIES, NET (-3.3%)
--------------------------------------------------------------------------------
Obligation to return securities lending collateral                         (200)
Payable due to Investment Adviser                                            (5)
Payable due to Administrator                                                 (1)
Other assets and liabilities, net                                             1
--------------------------------------------------------------------------------
TOTAL OTHER ASSETS AND LIABILITIES, NET                                    (205)
--------------------------------------------------------------------------------
NET ASSETS (100%)                                                        $6,251
================================================================================
--------------------------------------------------------------------------------
NET ASSETS CONSIST OF:
--------------------------------------------------------------------------------
Portfolio capital of Class I Shares
 (unlimited authorization - no par value)
 based on 577,359 outstanding shares
 of beneficial interest                                                  $6,463
Accumulated net realized loss on investments                               (488)
Net unrealized appreciation on investments                                  276
--------------------------------------------------------------------------------
NET ASSETS                                                               $6,251
================================================================================
--------------------------------------------------------------------------------
NET ASSET VALUE, OFFERING AND REDEMPTION
   PRICE PER SHARE-CLASS I SHARES                                        $10.83
================================================================================

* Non-income producing security.
(A) The security or a portion of this security is on loan at September 30, 2004 (See Note 9 in the Notes to Financial Statements). The total value of securities on loan at September 30, 2004 was $194,810.
(B) This security was issued for possible settlement of pending litigation and does not have an expiration date.
ADR -- American Depositary Receipt
Cl -- Class
Amounts designated as "--" are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements

                                     Constellation Funds 2004 Annual Report | 51

FINANCIAL STATEMENTS

STATEMENT OF NET ASSETS
Constellation Clover Core Value Fund
September 30, 2004

                                                                           Value
                                                                Shares     (000)
--------------------------------------------------------------------------------
COMMON STOCK (96.5%)
--------------------------------------------------------------------------------
CONSUMER DISCRETIONARY (9.6%)
--------------------------------------------------------------------------------
American Eagle Outfitters*                                      23,000   $   848
Brunswick                                                       15,000       686
Delphi                                                          66,000       613
Federated Department Stores                                     17,500       795
Jones Apparel Group (A)                                         50,000     1,790
RadioShack                                                      17,000       487
Reebok International                                            14,000       514
                                                                         -------
                                                                           5,733
                                                                         -------
--------------------------------------------------------------------------------
CONSUMER STAPLES (6.1%)
--------------------------------------------------------------------------------
ConAgra Foods                                                   44,000     1,131
Constellation Brands, Cl A*                                     19,500       742
CVS                                                             41,500     1,749
                                                                         -------
                                                                           3,622
                                                                         -------
--------------------------------------------------------------------------------
ENERGY (4.1%)
--------------------------------------------------------------------------------
Pioneer Natural Resources (A)                                   39,500     1,362
Valero Energy (A)                                               13,300     1,067
                                                                         -------
                                                                           2,429
                                                                         -------
--------------------------------------------------------------------------------
FINANCIALS (29.8%)
--------------------------------------------------------------------------------
Aflac                                                           28,500     1,117
Capital One Financial                                           12,700       939
Citigroup                                                       20,000       882
Countrywide Credit Industry                                     39,600     1,560
E*Trade Financial*                                              54,000       617
Fidelity National Financial                                     19,000       724
Freddie Mac                                                     15,500     1,011
Goldman Sachs Group                                              7,000       653
Hibernia, Cl A                                                  46,000     1,215
iStar Financial (A)                                             15,700       647
Marshall & Ilsley                                               15,000       605
Merrill Lynch                                                   15,300       761
North Fork Bancorporation                                       14,700       653
Platinum Underwriters Holdings                                  20,500       600
Prudential Financial                                            26,000     1,223
Radian Group                                                    31,500     1,456
Safeco                                                          35,000     1,598
Webster Financial                                               17,500       864
Willis Group Holdings                                           18,500       692
                                                                         -------
                                                                          17,817
                                                                         -------

                                                                           Value
                                                                 Shares    (000)
--------------------------------------------------------------------------------
HEALTH CARE (9.7%)
--------------------------------------------------------------------------------
Aetna                                                             7,000   $  699
Baxter International                                             33,900    1,090
Express Scripts*                                                 15,500    1,013
Quest Diagnostics                                                 7,000      618
Thermo Electron*                                                 33,300      900
Triad Hospitals*                                                 23,300      802
WellChoice*                                                      18,900      706
                                                                          ------
                                                                           5,828
                                                                          ------
--------------------------------------------------------------------------------
INDUSTRIALS (10.8%)
--------------------------------------------------------------------------------
CSX                                                              22,000      730
Dun & Bradstreet*                                                14,500      851
Lafarge ADR                                                      21,500      469
Quebecor World                                                   40,000      895
Republic Services                                                37,500    1,116
SPX                                                              15,000      531
United Stationers (A)*                                           12,500      543
Yellow Roadway*                                                  27,500    1,290
                                                                          ------
                                                                           6,425
                                                                          ------
--------------------------------------------------------------------------------
INFORMATION TECHNOLOGY (8.4%)
--------------------------------------------------------------------------------
BISYS Group*                                                     42,400      619
Compuware*                                                       93,000      479
eFunds*                                                          60,000    1,115
Fairchild Semiconductor International*                           54,800      777
Ingram Micro, Cl A*                                              89,200    1,436
Solectron*                                                      122,400      606
                                                                          ------
                                                                           5,032
                                                                          ------
--------------------------------------------------------------------------------
MATERIALS (5.0%)
--------------------------------------------------------------------------------
Akzo Nobel ADR                                                   15,800      561
Pactiv (A)*                                                      45,000    1,046
Sappi ADR                                                        42,600      610
Syngenta ADR                                                     41,800      798
                                                                          ------
                                                                           3,015
                                                                          ------
52 | Constellation Funds 2004 Annual Report

FINANCIAL STATEMENTS

Statement of Net Assets
Constellation Clover Core Value Fund
                                                                           Value
                                                               Shares      (000)
--------------------------------------------------------------------------------
UTILITIES (13.0%)
--------------------------------------------------------------------------------
CMS Energy (A)*                                               130,000  $  1,237
KeySpan (A)                                                    26,000     1,019
NiSource                                                       54,500     1,145
Public Service Enterprise Group                                17,700       754
Puget Energy                                                   45,500     1,033
SCANA (A)                                                      38,000     1,419
Xcel Energy (A)                                                65,000     1,126
                                                                       --------
                                                                          7,733
--------------------------------------------------------------------------------
TOTAL COMMON STOCK
 (COST $46,929)                                                          57,634
================================================================================
--------------------------------------------------------------------------------
SHORT-TERM INVESTMENT HELD AS COLLATERAL FOR LOANED
 SECURITIES (17.2%)
--------------------------------------------------------------------------------
Boston Global Investment Trust --
 Quality Portfolio                                         10,269,600    10,270
--------------------------------------------------------------------------------
TOTAL SHORT-TERM INVESTMENT
 HELD AS COLLATERAL FOR
 LOANED SECURITIES
 (COST $10,270)                                                          10,270
================================================================================
CASH EQUIVALENT (0.7%)
--------------------------------------------------------------------------------
BlackRock TempCash Fund,
 Institutional Shares                                         439,946       440
--------------------------------------------------------------------------------
TOTAL CASH EQUIVALENT
 (COST $440)                                                                440
================================================================================
TOTAL INVESTMENTS (114.4%)
 (COST $57,639)                                                          68,344
================================================================================
OTHER ASSETS AND LIABILITIES, NET (-14.4%)
--------------------------------------------------------------------------------
Receivable for investment securities sold                                 3,218
Obligation to return securities lending collateral                      (10,270)
Payable due to Investment Adviser                                           (36)
Payable due to Administrator                                                 (7)
Other assets and liabilities, net                                        (1,535)
--------------------------------------------------------------------------------
TOTAL OTHER ASSETS AND LIABILITIES, NET                                  (8,630)
--------------------------------------------------------------------------------
NET ASSETS (100%)                                                      $ 59,714
================================================================================

                                                                           Value
                                                                           (000)
--------------------------------------------------------------------------------
NET ASSETS CONSIST OF:
--------------------------------------------------------------------------------
Portfolio capital of Class I Shares
 (unlimited authorization - no par value)
 based on 3,616,521 outstanding shares
 of beneficial interest                                                  $44,961
Undistributed net investment income                                            6
Accumulated net realized gain on investments                               4,042
Net unrealized appreciation on investments                                10,705
--------------------------------------------------------------------------------
NET ASSETS                                                               $59,714
================================================================================
--------------------------------------------------------------------------------
NET ASSET VALUE, OFFERING AND REDEMPTION
 PRICE PER SHARE-CLASS I SHARES                                          $ 16.51
================================================================================

* Non-income producing security.
(A) The security or a portion of this security is on loan at September 30, 2004 (See Note 9 in the Notes to Financial Statements). The total value of securities on loan at September 30, 2004 was $9,969,917.
ADR -- American Depositary Receipt
Cl -- Class

The accompanying notes are an integral part of the financial statements


                                     Constellation Funds 2004 Annual Report | 53

FINANCIAL STATEMENTS

STATEMENT OF NET ASSETS
Constellation Clover Small Cap Value Fund
September 30, 2004

                                                                           Value
                                                                Shares     (000)
--------------------------------------------------------------------------------
COMMON STOCK (96.9%)
--------------------------------------------------------------------------------
CONSUMER DISCRETIONARY (15.4%)
--------------------------------------------------------------------------------
American Eagle Outfitters*                                      71,300   $ 2,627
Charming Shoppes (A)*                                          400,800     2,854
Cooper Tire & Rubber (A)                                       154,450     3,115
Cumulus Media, Cl A (A)*                                       250,900     3,611
Dollar Thrifty Automotive Group (A)*                           171,200     4,165
Electronics Boutique Holdings (A)*                             116,200     3,962
Entravision Communications, Cl A*                              503,400     3,831
Hearst-Argyle Television (A)                                    81,700     1,998
Helen of Troy (A)*                                             195,125     5,311
HOT Topic (A)*                                                 205,000     3,493
Men's Wearhouse (A)*                                           108,950     3,165
Nautilus Group (A)                                             171,600     3,876
Navigant International (A)*                                    329,000     5,373
O'Charleys*                                                    165,000     2,690
Payless ShoeSource (A)*                                        346,000     3,505
Playtex Products (A)*                                          548,000     3,452
Reebok International                                           120,000     4,406
Scholastic (A)*                                                123,600     3,818
Service Corp International*                                    438,700     2,724
Sharper Image (A)*                                              70,300     1,508
ShopKo Stores (A)*                                             302,100     5,260
Sports Authority (A)*                                          110,000     2,552
Steiner Leisure (A)*                                           131,900     2,915
Too*                                                           174,700     3,157
                                                                         -------
                                                                          83,368
                                                                         -------
--------------------------------------------------------------------------------
CONSUMER STAPLES (2.3%)
--------------------------------------------------------------------------------
Chiquita Brands International (A)*                             150,600     2,622
Natures Sunshine Products (A)                                  151,000     2,291
NBTY*                                                          140,700     3,033
Rayovac*                                                       167,100     4,403
                                                                         -------
                                                                          12,349
                                                                         -------
--------------------------------------------------------------------------------
ENERGY (4.8%)
--------------------------------------------------------------------------------
Cabot Oil & Gas                                                117,750     5,287
Encore Acquisition*                                            150,000     5,175
Grey Wolf*                                                     530,900     2,596
Key Energy Services*                                           479,150     5,294
Magnum Hunter Resources*                                       208,200     2,403
Reliant Energy (A)*                                            571,400     5,331
                                                                         -------
                                                                          26,086
                                                                         -------
--------------------------------------------------------------------------------
FINANCIALS (27.5%)
--------------------------------------------------------------------------------
Advanta, Cl B (A)                                              121,500     2,939
American Financial Group                                        90,700     2,711
American Financial Realty Trust                                188,000     2,653

                                                                           Value
                                                               Shares      (000)
--------------------------------------------------------------------------------
AmeriCredit (A)*                                              152,100   $  3,176
Arthur J. Gallagher (A)                                       164,200      5,440
Astoria Financial (A)                                         112,000      3,975
BankAtlantic Bancorp, Cl A                                    315,500      5,780
Bankunited Financial, Cl A (A)*                               179,000      5,218
Colonial BancGroup                                            240,900      4,926
Delphi Financial Group, Cl A                                   81,625      3,279
Developers Diversified Realty (A)                              75,800      2,968
FelCor Lodging Trust (A)*                                     845,800      9,566
FPIC Insurance Group (A)*                                      89,400      2,311
HCC Insurance Holdings (A)                                    131,950      3,978
HRPT Properties Trust (A)                                     362,650      3,986
Hudson United Bancorp (A)                                      77,700      2,863
Instinet Group (A)*                                           770,700      3,877
LTC Properties (A)                                            245,950      4,400
Meristar Hospitality (A)*                                     362,700      1,977
Metris (A)*                                                   354,300      3,465
Mills                                                          40,700      2,111
Ohio Casualty (A)*                                            219,400      4,592
PFF Bancorp                                                    16,400        628
Phoenix (A)                                                   226,100      2,356
Platinum Underwriters Holdings                                228,500      6,690
Providian Financial (A)*                                      433,200      6,732
Raymond James Financial (A)                                   119,475      2,882
Rewards Network (A)*                                          260,400      1,737
Scottish Re Group (A)                                         250,800      5,309
Sky Financial Group                                           178,900      4,472
South Financial Group                                         143,900      4,058
Sterling Financial*                                           126,370      4,453
SWS Group                                                     140,400      2,258
Triad Guaranty (A)*                                            56,400      3,129
US Restaurant Properties (A)                                  248,050      4,190
W.P. Stewart (A)                                              157,600      3,150
Waddell & Reed Financial, Cl A (A)                            203,000      4,466
Webster Financial                                             114,000      5,630
                                                                        --------
                                                                         148,331
                                                                        --------
--------------------------------------------------------------------------------
HEALTH CARE (5.5%)
--------------------------------------------------------------------------------
Andrx*                                                         97,600      2,182
Curative Health Services (A)*                                 174,900      1,202
Dendrite International*                                       187,500      3,023
Hooper Holmes (A)                                           1,100,500      4,930
OCA (A)*                                                       34,250        162
Orthofix International*                                        81,000      2,783
Province Healthcare*                                          353,600      7,397
Triad Hospitals*                                              145,000      4,994
Viasys Healthcare (A)*                                        173,300      2,899
                                                                        --------
                                                                          29,572
                                                                        --------

FINANCIAL STATEMENTS

Statement of Net Assets
Constellation Clover Small Cap Value Fund

                                                                           Value
                                                                Shares     (000)
--------------------------------------------------------------------------------
INDUSTRIALS (17.1%)
--------------------------------------------------------------------------------
AGCO (A)*                                                      340,675   $ 7,706
Celadon Group*                                                 194,225     3,700
CNF                                                            121,800     4,993
Federal Signal (A)                                             185,300     3,443
First Consulting Group*                                        366,500     1,737
Flowserve*                                                     122,800     2,969
GrafTech International (A)*                                    178,550     2,491
Lennox International (A)                                       209,200     3,125
Magnetek*                                                      434,800     3,248
MAIR Holdings*                                                 338,300     2,774
Mesa Air Group (A)*                                            610,000     3,111
Milacron (A)*                                                  734,000     2,290
Molecular Devices (A)*                                          59,150     1,394
NCO Group (A)*                                                 111,400     3,002
NS Group*                                                      196,800     3,641
On Assignment*                                                 462,400     2,053
Overnite                                                        85,550     2,689
Reliance Steel & Aluminum                                       45,500     1,806
School Specialty (A)*                                           62,500     2,463
Stewart & Stevenson Services (A)                               417,100     7,370
Terex*                                                         103,100     4,475
Timken (A)                                                     168,300     4,144
Tredegar (A)                                                   237,000     4,313
United Rentals (A)*                                            254,300     4,041
Washington Group International*                                 65,600     2,271
Wolverine Tube*                                                217,450     2,512
Yellow Roadway*                                                101,800     4,773
                                                                         -------
                                                                          92,534
                                                                         -------
--------------------------------------------------------------------------------
INFORMATION TECHNOLOGY (11.6%)
--------------------------------------------------------------------------------
Activision*                                                    338,800     4,699
Acxiom (A)                                                     204,500     4,855
BISYS Group*                                                   257,500     3,762
Carreker (A)*                                                  293,600     2,234
Checkpoint Systems (A)*                                        180,000     2,803
Ciber (A)*                                                     457,300     3,439
Coherent (A)*                                                  172,900     4,485
Cymer (A)*                                                     102,000     2,923
Earthlink (A)*                                                 218,600     2,251
eFunds*                                                        109,500     2,036
ESS Technology*                                                194,300     1,331
Exar (A)*                                                      249,700     3,536
FEI (A)*                                                        52,850     1,044
Integrated Silicon Solutions (A)*                              296,200     2,153
IXYS*                                                          286,300     2,056
Packeteer (A)*                                                 301,000     3,254
Pegasus Solutions (A)*                                         284,400     3,390
Register.com*                                                  334,000     1,817

                                                                           Value
                                                               Shares      (000)
--------------------------------------------------------------------------------
S1*                                                           321,400   $  2,565
THQ (A)*                                                      143,700      2,796
Tier Technologies, Cl B (A)*                                  265,101      2,558
Zoran*                                                        187,000      2,940
                                                                        --------
                                                                          62,927
                                                                        --------
--------------------------------------------------------------------------------
MATERIALS (6.6%)
--------------------------------------------------------------------------------
AK Steel Holding (A)*                                         527,900      4,308
Arch Chemicals (A)                                             77,700      2,214
Buckeye Technologies (A)*                                     328,450      3,662
Caraustar Industries (A)*                                     238,150      3,994
Chesapeake (A)                                                113,200      2,719
Georgia Gulf                                                   45,725      2,039
Owens-Illinois*                                               348,800      5,581
Packaging Corporation of America (A)                          188,500      4,613
RPM International (A)                                         188,100      3,320
Wausau-Mosinee Paper                                          178,650      2,974
                                                                        --------
                                                                          35,424
                                                                        --------
--------------------------------------------------------------------------------
TELECOMMUNICATION SERVICES (1.2%)
--------------------------------------------------------------------------------
Nice Systems ADR (A)*                                         226,300      4,893
Yak Communications (A)*                                       223,375      1,796
                                                                        --------
                                                                           6,689
                                                                        --------
--------------------------------------------------------------------------------
UTILITIES (4.9%)
--------------------------------------------------------------------------------
Alliant Energy                                                 80,200      1,995
Avista (A)                                                    219,700      3,977
Calpine (A)*                                                1,274,700      3,697
CMS Energy (A)*                                               933,300      8,885
El Paso Electric*                                             187,300      3,010
Northeast Utilities                                           147,200      2,854
SEMCO Energy                                                  364,850      2,003
                                                                        --------
                                                                          26,421
--------------------------------------------------------------------------------
TOTAL COMMON STOCK
 (COST $458,680)                                                         523,701
================================================================================
--------------------------------------------------------------------------------
SHORT-TERM INVESTMENT HELD AS COLLATERAL FOR LOANED SECURITIES (36.7%)
--------------------------------------------------------------------------------
Boston Global Investment Trust -- Quality Portfolio       198,311,800    198,312
                                                                        --------
--------------------------------------------------------------------------------
TOTAL SHORT-TERM INVESTMENT HELD AS COLLATERAL FOR
  LOANED SECURITIES (COST $198,312)                                      198,312
                                                                        --------
================================================================================

                                     Constellation Funds 2004 Annual Report | 55

FINANCIAL STATEMENTS

Statement of Net Assets
Constellation Clover Small Cap Value Fund

                                                                           Value
                                                              Shares       (000)
--------------------------------------------------------------------------------
CASH EQUIVALENT (1.3%)
--------------------------------------------------------------------------------
BlackRock TempCash Fund, Institutional Shares              6,779,742  $   6,780
--------------------------------------------------------------------------------
TOTAL CASH EQUIVALENT
 (COST $6,780)                                                            6,780
================================================================================
TOTAL INVESTMENTS (134.9%)
 (COST $663,772)                                                        728,793
================================================================================
--------------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES, NET (-34.9%)
--------------------------------------------------------------------------------
Obligation to return securities lending collateral                     (198,312)
Payable due to Investment Adviser                                          (370)
Payable due to Administrator                                                (65)
Other assets and liabilities, net                                        10,232
--------------------------------------------------------------------------------
TOTAL OTHER ASSETS AND LIABILITIES, NET                                (188,515)
================================================================================
NET ASSETS (100%)                                                     $ 540,278
================================================================================
--------------------------------------------------------------------------------
NET ASSETS CONSIST OF:
--------------------------------------------------------------------------------
Portfolio capital of Class I Shares (unlimited
  authorization - no par value) based on 22,737,053
  outstanding shares of beneficial interest                           $ 486,852
Undistributed net investment income                                          46
Accumulated net realized loss on investments                            (11,641)
Net unrealized appreciation on investments                               65,021
--------------------------------------------------------------------------------
NET ASSETS                                                            $ 540,278
================================================================================
--------------------------------------------------------------------------------
NET ASSET VALUE, OFFERING AND
  REDEMPTION PRICE PER SHARE-CLASS I SHARES                           $   23.76
================================================================================

* Non-income producing security.
(A) The security or a portion of this security is on loan at September 30, 2004 (See Note 9 in the Notes to Financial Statements). The total value of securities on loan at September 30, 2004 was $188,355,796.
ADR -- American Depositary Receipt
Cl -- Class

The accompanying notes are an integral part of the financial statements


56 | Constellation Funds 2004 Annual Report

FINANCIAL STATEMENTS

STATEMENT OF NET ASSETS
Constellation Clover Core Fixed Income Fund
September 30, 2004

                                                            Face Amount    Value
                                                                  (000)    (000)
--------------------------------------------------------------------------------
CORPORATE OBLIGATIONS (41.4%)
--------------------------------------------------------------------------------
CONSUMER DISCRETIONARY (1.2%)
--------------------------------------------------------------------------------
Wal-Mart Stores
 6.875%, 08/10/09                                                $  350   $  397
--------------------------------------------------------------------------------
CONSUMER STAPLES (10.0%)
--------------------------------------------------------------------------------
ConAgra Foods
 7.875%, 09/15/10                                                   700      825
Dial
 7.000%, 08/15/06                                                 1,250    1,337
Sysco
 7.250%, 04/15/07                                                   405      444
 7.160%, 04/15/27                                                   500      605
                                                                          ------
                                                                           3,211
                                                                          ------
--------------------------------------------------------------------------------
ENERGY (7.8%)
--------------------------------------------------------------------------------
Air Products & Chemicals, MTN
 7.340%, 06/15/26                                                   250      293
Chevron
 8.110%, 12/01/04                                                    80       81
Natural Fuel Gas
 6.303%, 05/27/08                                                 1,000    1,082
Pioneer Natural Resource
 7.200%, 01/15/28                                                   450      507
XTO Energy
 7.500%, 04/15/12                                                   475      558
                                                                          ------
                                                                           2,521
                                                                          ------
--------------------------------------------------------------------------------
FINANCIALS (8.7%)
--------------------------------------------------------------------------------
First Data
 4.700%, 11/01/06                                                 1,000    1,036
Marsh & McClennan
 7.125%, 06/15/09                                                 1,000    1,133
Prudential Financial
 5.100%, 09/20/14                                                   650      650
                                                                          ------
                                                                           2,819
                                                                          ------
--------------------------------------------------------------------------------
INDUSTRIALS (5.5%)
--------------------------------------------------------------------------------
Roadway
 8.250%, 12/01/08                                                   925    1,045
Thermo Electron
 7.625%, 10/30/08                                                   665      742
                                                                          ------
                                                                           1,787
                                                                          ------
--------------------------------------------------------------------------------
UTILITIES (8.2%)
--------------------------------------------------------------------------------
Carolina Power & Light
 5.125%, 09/15/13                                                   685      702
Emerson Electric
 7.125%, 08/15/10                                                   750      865

                                                           Face Amount     Value
                                                                 (000)     (000)
--------------------------------------------------------------------------------
Scana
 5.810%, 10/23/08                                               $1,000   $ 1,071
                                                                         -------
                                                                           2,638
                                                                         -------
--------------------------------------------------------------------------------
TOTAL CORPORATE OBLIGATIONS
 (COST $12,697)                                                           13,373
================================================================================
--------------------------------------------------------------------------------
U.S. GOVERNMENT MORTGAGE-BACKED OBLIGATIONS (35.5%)
--------------------------------------------------------------------------------
FHLMC
 Pool #C01844
 4.500%, 04/01/34                                                  691       667
FNMA CMO/REMIC
 Ser 1994-17, Cl H
 6.000%, 02/25/09                                                  343       356
FNMA
 Pool #254759
 4.500%, 06/01/18                                                1,664     1,663
 Pool #255111
 5.500%, 03/01/34                                                1,015     1,030
 Pool #369214
 5.000%, 04/01/09                                                   84        86
 Pool #535301
 6.500%, 04/01/15                                                  125       133
 Pool #689022
 5.000%, 05/01/33                                                1,107     1,098
 Pool #694431
 5.000%, 03/01/18                                                  710       723
 Pool #738783
 7.000%, 02/01/25                                                1,154     1,233
GNMA CMO/REMIC
 Ser 2004-59, Cl DA
 5.000%, 06/16/34                                                  294       299
GNMA
 Pool #13125
 8.000%, 10/15/06                                                    3         3
 Pool #187899
 8.000%, 05/15/17                                                    6         7
 Pool #196477
 10.000%, 04/15/10                                                  24        27
 Pool #202886
 8.000%, 03/15/17                                                   31        34
 Pool #221235
 8.500%, 07/15/17                                                   18        20
 Pool #331786
 8.000%, 08/15/22                                                   27        30
 Pool #376400
 6.500%, 02/15/24                                                  151       160
 Pool #439478
 7.000%, 01/15/27                                                  133       142
 Pool #457921
 5.500%, 12/15/28                                                  194       199

                                     Constellation Funds 2004 Annual Report | 57

FINANCIAL STATEMENTS

Statement of Net Assets
Constellation Clover Core Fixed Income Fund

                                                          Face Amount      Value
                                                                (000)      (000)
--------------------------------------------------------------------------------
 Pool #462622
 6.500%, 03/15/28                                              $  234    $   248
 Pool #533974
 6.500%, 05/15/32                                                 129        136
 Pool #553328
 4.500%, 07/15/18                                                 765        768
 Pool #570400
 6.500%, 09/15/31                                                 285        301
 Pool #604616
 4.500%, 09/15/18                                                 875        878
 Pool #781029
 6.500%, 05/15/29                                                  84         89
 Pool #781096
 6.500%, 12/15/28                                                 389        411
 Pool #781231
 7.000%, 12/15/30                                                 195        208
 Pool #781276
 6.500%, 04/15/31                                                 310        327
 Pool #781328
 7.000%, 09/15/31                                                 204        218
                                                                        --------
                                                                          11,494
                                                                        --------
--------------------------------------------------------------------------------
TOTAL U.S. GOVERNMENT
  MORTGAGE-BACKED OBLIGATIONS
 (COST $11,398)                                                         $ 11,494
================================================================================
--------------------------------------------------------------------------------
U.S. TREASURY OBLIGATIONS (12.9%)
--------------------------------------------------------------------------------
U.S. Treasury Bonds
 7.500%, 11/15/16                                               1,200      1,542
 6.375%, 08/15/27                                                 325        388
 6.250%, 08/15/23                                                 500        584
 5.500%, 08/15/28                                               1,000      1,075
U.S. Treasury Notes
 5.625%, 02/15/06                                                 550        574
                                                                        --------
--------------------------------------------------------------------------------
TOTAL U.S. TREASURY OBLIGATIONS
 (COST $3,914)                                                             4,163
================================================================================
--------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCY OBLIGATIONS (3.4%)
--------------------------------------------------------------------------------
FHLB
 4.250%, 11/13/09                                                 350        357
FHLB, Ser HL06
 3.000%, 11/15/06                                                 750        751
--------------------------------------------------------------------------------
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
 (COST $1,104)                                                             1,108
================================================================================
--------------------------------------------------------------------------------
CONVERTIBLE BONDS (2.4%)
--------------------------------------------------------------------------------
Bisys Group, CV to 29.9458 Shares
 4.000%, 03/15/06                                                 650        637
Quebecor World, CV to 30.5880 Shares
 6.000%, 10/01/07                                                 128        131
                                                                        --------
                                                                             768
                                                                        --------

                                                                           Value
                                                                Shares     (000)
--------------------------------------------------------------------------------
TOTAL CONVERTIBLE BONDS
 (COST $769)                                                            $   768
================================================================================
--------------------------------------------------------------------------------
CASH EQUIVALENT (3.2%)
--------------------------------------------------------------------------------
BlackRock TempCash Fund, Institutional Shares                1,037,823    1,038
--------------------------------------------------------------------------------
TOTAL CASH EQUIVALENT
 (COST $1,038)                                                            1,038
================================================================================
TOTAL INVESTMENTS (98.8%)
 (COST $30,920)                                                          31,944
================================================================================
--------------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES, NET (1.2%)
--------------------------------------------------------------------------------
Payable due to Investment Adviser                                           (19)
Payable due to Administrator                                                 (4)
Other assets and liabilities, net                                           413
--------------------------------------------------------------------------------
TOTAL OTHER ASSETS AND LIABILITIES, NET                                     390
--------------------------------------------------------------------------------
NET ASSETS (100%)                                                       $32,334
================================================================================
--------------------------------------------------------------------------------
NET ASSETS CONSIST OF:
--------------------------------------------------------------------------------
Portfolio capital of Class I Shares (unlimited
  authorization - no par value) based on 3,148,968
  outstanding shares of beneficial interest                             $30,914
Accumulated net realized gain on investments                                396
Net unrealized appreciation on investments                                1,024
--------------------------------------------------------------------------------
NET ASSETS                                                              $32,334
================================================================================
--------------------------------------------------------------------------------
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER
  SHARE-CLASS I SHARES                                                  $ 10.27
================================================================================

Cl -- Class
CMO -- Collateralized Mortgage Obligation
CV -- Convertible Security
FHLB -- Federal Home Loan Bank
FHLMC -- Federal Home Loan Mortgage Company
FNMA -- Federal National Mortgage Association
GNMA -- General National Mortgage Association
MTN -- Medium Term Note
REMIC -- Real Estate Mortgage Investment Conduit
Ser -- Series

The accompanying notes are an integral part of the financial statements


58 | Constellation Funds 2004 Annual Report

FINANCIAL STATEMENTS

STATEMENT OF NET ASSETS
Constellation Chartwell Ultra Short Duration Fixed Income Fund
September 30, 2004

                                                            Face Amount    Value
                                                                  (000)    (000)
--------------------------------------------------------------------------------
U.S. GOVERNMENT MORTGAGE-BACKED OBLIGATIONS (68.3%)
--------------------------------------------------------------------------------
FHLMC CMO/REMIC
 Ser 1106, Cl E
 7.500%, 07/15/06                                                 $   3    $   3
 Ser 1377, Cl F (A)
 2.313%, 09/15/07                                                   325      325
 Ser 1544, Cl L (A)
 2.830%, 07/15/08                                                   196      197
 Ser 1552, Cl HA
 7.000%, 11/15/22                                                   123      123
 Ser 161, Cl F
 9.500%, 06/15/06                                                     3        3
 Ser 1832, Cl E
 6.500%, 07/15/10                                                 1,927    1,945
 Ser 2118, Cl QD
 6.500%, 10/15/27                                                 1,066    1,073
 Ser 2303, Cl TD
 6.500%, 05/15/30                                                 1,479    1,486
 Ser 2357, Cl QG
 6.500%, 01/15/30                                                   812      812
 Ser 2416, Cl PN
 6.000%, 11/15/28                                                 5,987    6,083
 Ser 2440, Cl OG
 6.500%, 12/15/30                                                 4,909    5,010
 Ser 2463, Cl PE
 6.000%, 03/15/28                                                 9,939   10,100
 Ser 2483, Cl DC
 5.500%, 07/15/14                                                 3,002    3,038
 Ser 2488, Cl GC
 6.000%, 09/15/28                                                    20       20
 Ser 2496, Cl PJ
 5.000%, 07/15/12                                                   523      524
 Ser 2517, Cl TL
 4.500%, 04/15/26                                                   304      304
 Ser 2520, Cl BD
 5.250%, 10/15/31                                                 2,421    2,468
 Ser 2522, Cl PB
 4.750%, 11/15/14                                                 2,311    2,313
 Ser 2527, Cl LT
 3.870%, 12/15/28                                                 4,560    4,568
 Ser 2527, Cl LU
 3.790%, 12/15/28                                                 6,921    6,933
 Ser 2537, Cl LA
 4.250%, 05/15/30                                                 3,649    3,669
 Ser 2543, Cl TA
 4.500%, 02/15/18                                                 2,924    2,935
 Ser 2545, Cl HA
 5.000%, 04/15/18                                                 1,967    1,973

                                                          Face Amount      Value
                                                                (000)      (000)
--------------------------------------------------------------------------------
 Ser 2571, Cl FN (A)
 2.359%, 08/15/32                                            $  6,175   $  6,239
 Ser 2575, Cl LM
 4.500%, 01/15/32                                               3,074      3,096
 Ser 2586, Cl WA
 4.000%, 12/15/32                                               5,407      5,425
 Ser 2586, Cl XG
 4.000%, 12/15/32                                               9,644      9,693
 Ser 2590, Cl UL
 3.750%, 03/15/32                                               3,543      3,541
 Ser 2594, Cl YA
 4.000%, 04/15/23                                               3,874      3,883
 Ser 2615, Cl FC (A)
 3.150%, 05/15/33                                               2,831      2,829
 Ser 2628, Cl F (A)
 2.109%, 06/15/32                                               4,642      4,634
 Ser 2641, Cl FB (A)
 3.050%, 07/15/33                                               5,000      4,994
 Ser 2649, Cl PJ
 3.500%, 06/15/33                                               4,001      3,951
 Ser 2650, Cl FX (A)
 2.109%, 12/15/32                                               9,343      9,323
 Ser 2720, Cl FA (A)
 2.109%, 01/15/29                                               3,544      3,565
 Ser 2750, Cl FG (A)
 2.109%, 02/15/29                                               6,055      6,062
 Ser 2752, Cl FJ (A)
 2.059%, 01/15/18                                               5,511      5,518
 Ser 2752, Cl FM (A)
 2.059%, 12/15/30                                               4,608      4,604
 Ser 2752, Cl FP (A)
 3.109%, 02/15/34                                               5,000      4,954
 Ser 2764, Cl FB (A)
 2.059%, 03/15/31                                               4,797      4,789
 Ser 2767, Cl FC (A)
 3.209%, 07/15/32                                               3,229      3,228
 Ser 2770, Cl FH (A)
 2.109%, 03/15/34                                               4,908      4,906
 Ser 2778, Cl FV (A)
 2.309%, 03/15/34                                               5,388      5,398
 Ser 2799, Cl F (A)
 2.360%, 05/15/34                                               6,357      6,355
 Ser 2822, Cl FD (A)
 2.360%, 03/15/33                                               2,031      2,047
 Ser 2822, Cl FP (A)
 2.360%, 11/15/32                                               4,984      4,964
 Ser 2827, Cl HF (A)
 3.109%, 05/15/33                                               1,933      1,937


                                     Constellation Funds 2004 Annual Report | 59

FINANCIAL STATEMENTS

Statement of Net Assets
Constellation Chartwell Ultra Short Duration Fixed Income Fund

                                                            Face Amount    Value
                                                                  (000)    (000)
--------------------------------------------------------------------------------
FHLMC
 Pool #184967
 7.750%, 08/01/08                                                $   46   $   48
 Pool #E64944
 7.000%, 07/01/11                                                   394      418
FNMA CMO/REMIC
 Ser 1996-32, Cl PM
 6.500%, 04/25/25                                                   634      634
 Ser 2001-28, Cl A
 6.000%, 02/25/29                                                     9        9
 Ser 2001-4, Cl PB
 7.000%, 04/25/20                                                 4,629    4,698
 Ser 2001-50, Cl LD
 6.500%, 05/25/30                                                 1,467    1,481
 Ser 2001-68, Cl A
 6.000%, 07/25/29                                                   474      474
 Ser 2002-67, Cl AM
 5.000%, 11/25/15                                                 4,156    4,241
 Ser 2002-81, Cl F (A)
 2.340%, 04/25/32                                                15,000   15,082
 Ser 2002-82, Cl FP (A)
 2.340%, 02/25/32                                                 5,000    5,031
 Ser 2002-82, Cl PC
 6.000%, 02/25/29                                                12,935   13,326
 Ser 2002-83, Cl MA
 4.500%, 03/25/09                                                 1,055    1,057
 Ser 2002-87, Cl FB (A)
 2.350%, 10/25/31                                                 2,000    2,010
 Ser 2002-9, Cl PB
 6.000%, 11/25/14                                                   422      424
 Ser 2003-119, Cl PU
 4.000%, 11/25/33                                                 4,750    4,780
 Ser 2003-33, Cl AM
 4.250%, 05/25/33                                                 2,060    2,076
 Ser 2003-33, Cl AU
 4.000%, 03/25/33                                                 3,290    3,305
 Ser 2003-34, Cl AD
 4.000%, 01/25/32                                                 2,690    2,687
 Ser 2003-34, Cl FX (A)
 2.950%, 05/25/33                                                 3,763    3,824
 Ser 2003-46, Cl PA
 4.000%, 06/25/10                                                 6,478    6,500
 Ser 2003-69, Cl NF (A)
 3.150%, 07/25/33                                                 3,978    4,038
 Ser 2003-76, Cl FB (A)
 2.290%, 08/25/33                                                 4,328    4,326
 Ser 2003-89, Cl FE (A)
 3.250%, 09/25/33                                                 2,231    2,232

                                                          Face Amount      Value
                                                                (000)      (000)
--------------------------------------------------------------------------------
 Ser 2004-29, Cl HF (A)
 3.290%, 07/25/33                                            $  3,732   $  3,751
FNMA
 Pool #190054
 7.000%, 10/01/13                                                 624        663
 Pool #704214
 7.500%, 12/01/27                                               2,427      2,613
GNMA ARM
 Pool #8103 (A)
 4.000%, 02/20/16                                                  80         82
 Pool #8287 (A)
 4.625%, 11/20/17                                                  85         86
 Pool #8297 (A)
 4.625%, 12/20/17                                                 138        140
 Pool #8321 (A)
 4.000%, 02/20/18                                                 341        342
 Pool #8333 (A)
 4.000%, 03/20/18                                                 224        228
 Pool #8345 (A)
 4.000%, 04/20/18                                                 125        125
 Pool #8366 (A)
 3.375%, 06/20/18                                                 139        140
 Pool #8404 (A)
 4.750%, 09/20/18                                                   8          8
 Pool #8405 (A)
 4.750%, 09/20/18                                                  72         73
 Pool #8462 (A)
 3.375%, 02/20/19                                                  14         14
 Pool #8489 (A)
 4.000%, 04/20/19                                                 125        126
GNMA CMO/REMIC
 Ser 2003-34, Cl PM
 4.000%, 04/20/33                                              10,944     10,844
                                                                        --------
                                                                         273,776
                                                                        --------
--------------------------------------------------------------------------------
TOTAL U.S. GOVERNMENT MORTGAGE-BACKED OBLIGATIONS
 (COST $271,631)                                                        $273,776
================================================================================

60 | Constellation Funds 2004 Annual Report

FINANCIAL STATEMENTS

Statement of Net Assets
Constellation Chartwell Ultra Short Duration Fixed Income Fund

                                                         Face Amount       Value
                                                        (000)/Shares       (000)
--------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCY OBLIGATIONS (4.4%)
--------------------------------------------------------------------------------
FHLB (A)
 4.750%, 09/29/14                                           $  3,000   $  2,970
 1.910%, 06/08/06                                              1,750      1,750
FHLB (B)
 2.700%, 01/27/06                                              9,750      9,743
FNMA (A)
 1.990%, 02/24/06                                              2,950      2,949
                                                                      ---------
                                                                         17,412
                                                                      ---------
--------------------------------------------------------------------------------
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
 (COST $17,450)                                                          17,412
================================================================================
--------------------------------------------------------------------------------
REPURCHASE AGREEMENT (27.2%)
--------------------------------------------------------------------------------
PNC Capital Markets 1.710%, dated 09/30/04, to be
  repurchased on 10/01/04, repurchase price
  $109,216,188 (collateralized by U.S. Government
  obligation, 1.850%, 11/17/05, par value
  $108,533,000, total market value $109,211,311) (C)         109,211    109,211
================================================================================
TOTAL REPURCHASE AGREEMENT
 (COST $109,211)                                                        109,211
================================================================================
--------------------------------------------------------------------------------
CASH EQUIVALENT (0.0%)
--------------------------------------------------------------------------------
BlackRock FedFund, Institutional Shares                          539          1
--------------------------------------------------------------------------------
TOTAL CASH EQUIVALENT
 (COST $1)                                                                    1
================================================================================
TOTAL INVESTMENTS (99.9%)
 (COST $398,293)                                                        400,400
================================================================================
--------------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES, NET (0.1%)
--------------------------------------------------------------------------------
Payable due to Investment Adviser                                           (87)
Payable due to Administrator                                                (49)
Payable due to Shareholder Servicing Agent                                   (2)
Other assets and liabilities, net                                           567
--------------------------------------------------------------------------------
TOTAL OTHER ASSETS AND LIABILITIES, NET                                     429
--------------------------------------------------------------------------------
NET ASSETS (100%)                                                     $ 400,829
================================================================================

                                                                           Value
                                                                           (000)
--------------------------------------------------------------------------------
NET ASSETS CONSIST OF:
--------------------------------------------------------------------------------
Portfolio capital of Class I Shares
 (unlimited authorization - no par value) based on 38,744,618
  outstanding shares of beneficial interest                            $396,787
Portfolio capital of Class II Shares
 (unlimited authorization - no par value) based on 875,707
  outstanding shares of beneficial interest                               8,886
Distributions in excess of net investment income                             (2)
Accumulated net realized loss on investments                             (6,949)
Net unrealized appreciation on investments                                2,107
--------------------------------------------------------------------------------
NET ASSETS                                                             $400,829
================================================================================
--------------------------------------------------------------------------------
NET ASSET VALUE, OFFERING AND REDEMPTION
 PRICE PER SHARE-CLASS I SHARES
 ($391,933,872 / 38,744,618 SHARES)                                    $  10.12
================================================================================
--------------------------------------------------------------------------------
NET ASSET VALUE, OFFERING AND REDEMPTION
 PRICE PER SHARE-CLASS II SHARES
 ($8,894,898 / 875,707 SHARES)                                         $  10.16
================================================================================

(A) Variable rate security -- the rate reflected on the Statement of Net Assets is the rate in effect on September 30, 2004.
(B) Delayed Interest (Step Bonds) -- The interest rate disclosed represents the effective yield at time of purchase.
(C) Tri-Party Repurchase Agreement
ARM -- Adjustable Rate Mortgage
Cl -- Class
CMO -- Collateralized Mortgage Obligation
FHLB -- Federal Home Loan Bank
FHLMC -- Federal Home Loan Mortgage Company
FNMA -- Federal National Mortgage Association
GNMA -- Government National Mortgage Association
REMIC -- Real Estate Mortgage Investment Conduit
Ser -- Series

The accompanying notes are an integral part of the financial statements


                                     Constellation Funds 2004 Annual Report | 61

FINANCIAL STATEMENTS

STATEMENT OF NET ASSETS
Constellation Chartwell Short Duration Fixed Income Fund
September 30, 2004

                                                            Face Amount    Value
                                                                  (000)    (000)
--------------------------------------------------------------------------------
U.S. GOVERNMENT MORTGAGE-BACKED OBLIGATIONS (67.6%)
--------------------------------------------------------------------------------
FHLMC CMO/REMIC
 Ser 1093, Cl F
 7.500%, 06/15/06                                                $   27   $   27
 Ser 1538, Cl J
 6.500%, 06/15/08                                                   160      168
 Ser 161, Cl F
 9.500%, 06/15/06                                                    76       76
 Ser 2416, Cl PN
 6.000%, 11/15/28                                                 5,987    6,083
 Ser 2509, Cl EA
 4.000%, 12/15/12                                                 1,518    1,525
 Ser 2510, Cl TA
 4.000%, 06/15/32                                                 1,826    1,802
 Ser 2515, Cl ED
 5.000%, 03/15/17                                                 4,416    4,513
 Ser 2537, Cl LA
 4.250%, 05/15/30                                                 3,613    3,632
 Ser 2541, Cl MC
 6.000%, 01/15/29                                                 3,461    3,558
 Ser 2543, Cl YJ
 4.500%, 03/15/32                                                 3,138    3,115
 Ser 2552, Cl NH
 4.500%, 04/15/21                                                 1,750    1,763
 Ser 2566, Cl LM
 4.500%, 04/15/32                                                 2,267    2,252
 Ser 2575, Cl QP
 4.500%, 11/15/31                                                 3,036    3,039
 Ser 2581, Cl PW
 3.000%, 04/15/16                                                 3,000    2,998
 Ser 2583, Cl ND
 4.250%, 12/15/10                                                 1,610    1,620
 Ser 2586, Cl XG
 4.000%, 12/15/32                                                 2,411    2,423
 Ser 2590, Cl QY
 3.750%, 04/15/28                                                 1,999    2,002
 Ser 2590, Cl UL
 3.750%, 03/15/32                                                 4,452    4,449
 Ser 2596, Cl QE
 4.000%, 03/15/33                                                 2,798    2,723
 Ser 2649, Cl PJ
 3.500%, 06/15/33                                                 2,403    2,373
 Ser 2744, Cl TA
 5.500%, 03/15/26                                                 3,843    3,962

                                                           Face Amount     Value
                                                                 (000)     (000)
--------------------------------------------------------------------------------
FHLMC
 Pool #C66916
 7.000%, 05/01/32                                              $   459   $   487
 Pool #D94598
 6.500%, 04/01/21                                                  376       397
 Pool #E97227
 7.000%, 09/01/14                                                  788       836
 Pool #G10288
 6.000%, 09/01/09                                                   78        81
 Pool #G10446
 6.500%, 02/01/11                                                  116       123
 Pool #G30085
 7.500%, 10/01/17                                                  436       469
 Pool #M90771
 5.000%, 12/01/07                                                1,397     1,430
FNMA CMO/REMIC
 Ser 1991-133, Cl Z
 8.000%, 09/25/06                                                  178       184
 Ser 1991-72, Cl G
 8.000%, 07/25/06                                                   24        24
 Ser 1994-27, Cl PJ
 6.500%, 06/25/23                                                  667       684
 Ser 1997-81, Cl PC
 5.000%, 04/18/27                                                  420       423
 Ser 1999-15, Cl PC
 6.000%, 09/25/18                                                   88        90
 Ser 2001-28, Cl A
 6.000%, 02/25/29                                                    5         5
 Ser 2001-68, Cl JL
 5.500%, 05/25/23                                                7,000     7,111
 Ser 2002-60, Cl F1 (A)
 2.240%, 06/25/32                                                1,474     1,476
 Ser 2002-71, Cl AP
 5.000%, 11/25/32                                                2,682     2,713
 Ser 2002-72, Cl A
 5.000%, 10/25/15                                                1,149     1,161
 Ser 2003-119, Cl PU
 4.000%, 11/25/33                                                2,036     2,048
 Ser 2003-30, Cl MB
 4.000%, 06/25/27                                                3,000     2,983
 Ser 2003-34, Cl GJ
 4.000%, 02/25/33                                                6,822     6,757
 Ser 2003-42, Cl CA
 4.000%, 05/25/33                                                2,232     2,207

62 | Constellation Funds 2004 Annual Report

FINANCIAL STATEMENTS

Statement of Net Assets
Constellation Chartwell Short Duration Fixed Income Fund

                                                           Face Amount     Value
                                                                 (000)     (000)
--------------------------------------------------------------------------------
 Ser 2003-7, Cl PA
 4.500%, 03/25/20                                              $ 1,591   $ 1,607
FNMA
 Pool #190054
 7.000%, 10/01/13                                                1,199     1,274
 Pool #250477
 6.000%, 01/01/11                                                   62        65
 Pool #303096
 7.500%, 12/01/09                                                  170       180
 Pool #313429
 7.000%, 03/01/12                                                  471       500
 Pool #323441
 7.000%, 12/01/13                                                  851       903
 Pool #323493
 7.500%, 12/01/28                                                3,444     3,701
 Pool #334593
 7.000%, 05/01/24                                                   29        32
 Pool #535560
 7.000%, 08/01/14                                                7,359     7,809
 Pool #555973
 7.500%, 12/01/14                                                2,514     2,676
 Pool #6222
 9.000%, 04/01/16                                                   64        70
 Pool #647567
 6.000%, 06/01/17                                                  925       970
 Pool #704214
 7.500%, 12/01/27                                                1,374     1,480
 Pool #725284
 7.000%, 11/01/18                                                3,657     3,882
 Pool #8245
 8.000%, 12/01/08                                                   99       105
GNMA ARM
 Pool #8426 (A)
 4.625%, 11/20/18                                                   52        53
GNMA CMO/REMIC
 Ser 2002-13, Cl A
 6.000%, 10/16/30                                                  782       790
 Ser 2002-72, Cl AB
 4.500%, 10/20/32                                                2,776     2,718
GNMA
 Pool #2707
 5.500%, 01/20/14                                                   20        21
 Pool #2802
 5.500%, 07/20/14                                                   20        21

                                                           Face Amount     Value
                                                                 (000)     (000)
--------------------------------------------------------------------------------
 Pool #2843
 5.500%, 11/20/14                                               $  280    $  292
 Pool #344233
 8.000%, 02/15/23                                                  215       237
 Pool #345123
 8.000%, 12/15/23                                                  365       402
 Pool #351122
 6.500%, 07/15/08                                                   74        78
 Pool #357343
 6.500%, 10/15/08                                                   33        35
 Pool #462486
 6.500%, 01/15/13                                                   91        96
 Pool #569337
 6.500%, 04/15/22                                                  117       124
 Pool #578189
 6.000%, 02/15/32                                                   92        96
 Pool #68224
 8.000%, 06/15/12                                                  151       164
 Pool #780322
 8.000%, 11/15/22                                                  240       264
 Pool #780327
 8.000%, 11/15/17                                                  115       126
 Pool #780604
 7.000%, 07/15/12                                                1,458     1,556
 Pool #814
 8.000%, 08/20/17                                                  271       295
                                                                         -------
                                                                         118,414
                                                                         -------
--------------------------------------------------------------------------------
TOTAL U.S. GOVERNMENT
 MORTGAGE-BACKED OBLIGATIONS
 (COST $117,794)                                                         118,414
================================================================================
U.S. GOVERNMENT AGENCY OBLIGATIONS (7.4%)
--------------------------------------------------------------------------------
FHLB (A)
 4.750%, 09/29/14                                                4,000     3,960
FHLMC
 2.400%, 03/29/07                                                4,125     4,065
FHLMC, MTN
 4.000%, 11/17/08                                                1,000     1,002
FNMA
 2.625%, 01/19/07                                                2,000     1,981
FNMA (A)
 1.990%, 02/24/06                                                2,000     2,000
                                                                         -------
                                                                          13,008
                                                                         -------

                                     Constellation Funds 2004 Annual Report | 63

FINANCIAL STATEMENTS

Statement of Net Assets
Constellation Chartwell Short Duration Fixed Income Fund

                                                          Face Amount      Value
                                                                (000)      (000)
--------------------------------------------------------------------------------
TOTAL U.S. GOVERNMENT
 AGENCY OBLIGATIONS
 (COST $13,137)                                                         $ 13,008
================================================================================
CORPORATE OBLIGATIONS (3.7%)
--------------------------------------------------------------------------------
FINANCIALS (1.6%)
--------------------------------------------------------------------------------
International Lease Financing
 5.625%, 06/01/07                                            $  2,650      2,800
--------------------------------------------------------------------------------
UTILITIES (2.1%)
--------------------------------------------------------------------------------
National Rural Utilities
 6.000%, 05/15/06                                               3,500      3,670
--------------------------------------------------------------------------------
TOTAL CORPORATE OBLIGATIONS
 (COST $6,516)                                                             6,470
================================================================================
--------------------------------------------------------------------------------
ASSET-BACKED SECURITIES (1.9%)
--------------------------------------------------------------------------------
Discover Card Master Trust I,
 Ser 2000-9, Cl A
 6.350%, 07/15/08                                                 150        157
Morgan Stanley Capital I,
 Ser 1998-XL1, Cl A2
 6.450%, 06/03/30                                               2,865      2,930
PECO Energy Transition Trust,
 Ser 1999-A, Cl A6
 6.050%, 03/01/09                                                 125        132
                                                                        --------
                                                                           3,219
                                                                        --------
--------------------------------------------------------------------------------
TOTAL ASSET-BACKED SECURITIES
 (COST $3,159)                                                             3,219
================================================================================
REPURCHASE AGREEMENT (19.2%)
--------------------------------------------------------------------------------
PNC Capital Markets 1.710%,
 dated 09/30/04, to be
 repurchased on 10/01/04,
 repurchase price
 $33,591,596 (collateralized
 by U.S. Government
 obligation, 1.850%, 11/17/05, par
 value $33,382,000, total market
 value $33,590,638) (B)                                          33,590   33,590
================================================================================
TOTAL REPURCHASE AGREEMENT
 (COST $33,590)                                                           33,590
================================================================================

                                                                           Value
                                                               Shares      (000)
--------------------------------------------------------------------------------
CASH EQUIVALENT (0.0%)
--------------------------------------------------------------------------------
BlackRock FedFund, Institutional Shares                           820  $      1
--------------------------------------------------------------------------------
TOTAL CASH EQUIVALENT
 (COST $1)                                                                    1
================================================================================
TOTAL INVESTMENTS (99.8%)
 (COST $174,197)                                                        174,702
================================================================================
OTHER ASSETS AND LIABILITIES, NET (0.2%)
--------------------------------------------------------------------------------
Payable due to Investment Adviser                                           (48)
Payable due to Administrator                                                (22)
Payable due to Shareholder Servicing Agent                                   (1)
Other assets and liabilities, net                                           485
--------------------------------------------------------------------------------
TOTAL OTHER ASSETS AND LIABILITIES, NET                                     414
================================================================================
NET ASSETS (100%)                                                      $175,116
================================================================================
--------------------------------------------------------------------------------
NET ASSETS CONSIST OF:
--------------------------------------------------------------------------------
Portfolio capital of Class I Shares
 (unlimited authorization - no par value)
 based on 17,151,216 outstanding shares
 of beneficial interest                                                $174,073
Portfolio capital of Class II Shares
 (unlimited authorization - no par value)
 based on 290,113 outstanding shares
 of beneficial interest                                                   2,645
Distributions in excess of net investment income                             (1)
Accumulated net realized loss on investments                             (2,106)
Net unrealized appreciation on investments                                  505
--------------------------------------------------------------------------------
NET ASSETS                                                             $175,116
================================================================================
NET ASSET VALUE, OFFERING AND REDEMPTION
 PRICE PER SHARE-CLASS I SHARES
 ($172,212,555 / 17,151,216 SHARES)                                    $  10.04
================================================================================
NET ASSET VALUE, OFFERING AND REDEMPTION
 PRICE PER SHARE-CLASS II SHARES
 ($2,903,364 / 290,113 SHARES)                                         $  10.01
================================================================================

(A) Variable rate security - the rate reflected on the Statement of Net Assets is the rate in effect on September 30, 2004.
(B) Tri-Party Repurchase Agreement
ARM -- Adjustable Rate Mortgage
Cl -- Class
CMO -- Collateralized Mortgage Obligation
FHLB -- Federal Home Loan Bank
FHLMC -- Federal Home Loan Mortgage Corporation
FNMA -- Federal National Mortgage Association
GNMA -- Government National Mortgage Association
MTN -- Medium Term Note
REMIC -- Real Estate Mortgage Investment Conduit
Ser -- Series
The accompanying notes are an integral part of the financial statements

64 | Constellation Funds 2004 Annual Report

FINANCIAL STATEMENTS

STATEMENT OF NET ASSETS
Constellation Chartwell High Yield Fund
September 30, 2004


                                                            Face Amount    Value
                                                                  (000)    (000)
--------------------------------------------------------------------------------
CORPORATE OBLIGATIONS (91.2%)
--------------------------------------------------------------------------------
CONSUMER DISCRETIONARY (30.7%)
--------------------------------------------------------------------------------
Albritton Communications
 7.750%, 12/15/12                                                $  105   $  109
Amscan Holdings (A)
 8.750%, 05/01/14                                                    70       71
Aztar (A)
 7.875%, 06/15/14                                                   140      148
Cablevision Systems (A)
 8.000%, 04/15/12                                                   100      104
Charter Communications (A)
 8.000%, 04/30/12                                                    50       50
Charter Communications
 Holdings
 10.750%, 10/01/09                                                   50       41
Chattem
 7.000%, 03/01/14                                                   100      102
Courtyard by Marriott, Ser B
 10.750%, 02/01/08                                                  160      161
Denny's (A)
 10.000%, 10/01/12                                                   80       80
Echostar DBS (A)
 6.625%, 10/01/14                                                   100       99
Friendly Ice Cream
 8.375%, 06/15/12                                                   120      115
Gereral Nutrition Center
 8.500%, 12/01/10                                                    90       92
H&E Equipment
 11.125%, 06/15/12                                                   85       88
HLI Operating
 10.500%, 06/15/10                                                   29       32
Intrawest
 7.500%, 10/15/13                                                   100      104
Jean Countu Group (A)
 8.500%, 08/01/14                                                   105      104
LCE Aquisition (A)
 9.000%, 08/01/14                                                   115      119
Mandaly Resort Group
 7.625%, 07/15/13                                                   135      143
Mediacom Broadband
 11.000%, 07/15/13                                                  100      106
Mother's Work
 11.250%, 08/01/10                                                  100       98
NationsRent
 9.500%, 10/15/10                                                   120      130

                                                             Face Amount   Value
                                                                   (000)   (000)
--------------------------------------------------------------------------------
Norcraft (A)
 9.000%, 11/01/11                                                  $  45   $  49
Phillips Van-Heusen
 7.250%, 02/15/11                                                    100     104
Premier Entertainment
 10.750%, 02/01/12                                                    65      69
Service (A)
 6.750%, 04/01/16                                                    100     100
Sonic Automotive, Ser B
 8.625%, 08/15/13                                                     80      85
Tenneco Automotive, Ser B
 10.250%, 07/15/13                                                   100     114
Time Warner
 9.750%, 07/15/08                                                    135     134
Town Sports International
 9.625%, 04/15/11                                                     85      86
United Rentals
 7.750%, 11/15/13                                                    120     112
Vertis, Ser B
 10.875%, 06/15/09                                                   100     108
W.H. Holdings
 9.500%, 04/01/11                                                     60      65
                                                                           -----
                                                                           3,122
                                                                           -----
--------------------------------------------------------------------------------
CONSUMER STAPLES (4.6%)
--------------------------------------------------------------------------------
Chiquita Brands (A)
 7.500%, 11/01/14                                                    125     125
Dole Foods
 8.750%, 07/15/13                                                     70      77
Merisant (A)
 9.500%, 07/15/13                                                     90      86
Stater Brothers Holdings (A)
 8.125%, 06/15/12                                                     85      89
United Agri Products (A)
 8.250%, 12/15/11                                                     85      92
                                                                           -----
                                                                             469
                                                                           -----
--------------------------------------------------------------------------------
ENERGY (2.6%)
--------------------------------------------------------------------------------
Belden & Blake (A)
 8.750%, 07/15/12                                                    110     117
Chesapeake Energy
 7.500%, 06/15/14                                                    130     142
                                                                           -----
                                                                             259
                                                                           -----

                                     Constellation Funds 2004 Annual Report | 65

FINANCIAL STATEMENTS

Statement of Net Assets
Constellation Chartwell High Yield Fund

                                                            Face Amount    Value
                                                                  (000)    (000)
--------------------------------------------------------------------------------
FINANCIALS (4.3%)
--------------------------------------------------------------------------------
BCP Caylux Holdings (A)
 9.625%, 06/15/14                                                $  100   $  108
Bluewater Finance
 10.250%, 02/15/12                                                  100      109
E*Trade Financial (A)
 8.000%, 06/15/11                                                   105      109
Western Financial
 9.625%, 05/15/12                                                   100      113
                                                                          ------
                                                                             439
                                                                          ------
--------------------------------------------------------------------------------
HEALTH CARE (5.7%)
--------------------------------------------------------------------------------
Bio-Rad Laboratories
 7.500%, 08/15/13                                                   115      124
Iasis Healthcare (A)
 8.750%, 06/15/14                                                   165      173
Norcross Safety Products, Ser B
 9.875%, 08/15/11                                                   100      108
Res-Care
 10.625%, 11/15/08                                                   65       70
VWR International (A)
 8.000%, 04/15/14                                                   100      106
                                                                          ------
                                                                             581
                                                                          ------
--------------------------------------------------------------------------------
INDUSTRIALS (24.8%)
--------------------------------------------------------------------------------
Aearo
 8.250%, 04/15/12                                                    70       71
Ainsworth Lumber (A)
 7.250%, 10/01/12                                                    75       76
Allied Security (A)
 11.375%, 07/15/11                                                   70       73
American Achievement (A)
 8.250%, 04/01/12                                                   100      105
Buhrmann U.S. (A)
 8.250%, 07/01/14                                                   115      115
CE Generation
 7.416%, 12/15/18                                                    99      103
Cenveo
 9.625%, 03/15/12                                                   100      110
Coinmach
 9.000%, 02/01/10                                                   155      161
Danka Business Systems
 11.000%, 06/15/10                                                  100      105

                                                             Face Amount   Value
                                                                   (000)   (000)
--------------------------------------------------------------------------------
Gencorp
 9.500%, 08/15/13                                                  $  70   $  75
Geo Group
 8.250%, 07/15/13                                                    100     103
IMCO Recycling
 10.375%, 10/15/10                                                   100     110
Integrated Electrical Services,
 Ser B
 9.375%, 02/01/09                                                     91      89
Jacuzzi Brands
 9.625%, 07/01/10                                                    100     110
Koppers Industries
 9.875%, 10/15/13                                                    100     110
Kraton Polymers (A)
 8.125%, 01/15/14                                                    125     123
Ply Gem Industries (A)
 9.000%, 02/15/12                                                     70      70
Rayovac
 8.500%, 10/01/13                                                     85      92
Sensus Metering
 8.625%, 12/15/13                                                    130     133
Sequa
 9.000%, 08/01/09                                                    100     110
Ship Finance International
 8.500%, 12/15/13                                                    145     144
THI Buildco (A)
 8.500%, 09/01/14                                                    100     105
Tech Olympic USA
 9.000%, 07/01/10                                                    100     110
Trinity Industries
 6.500%, 03/15/14                                                    125     123
                                                                           -----
                                                                           2,526
                                                                           -----
--------------------------------------------------------------------------------
INFORMATION TECHNOLOGY (0.5%)
--------------------------------------------------------------------------------
FTD
 7.750%, 02/15/14                                                     50      50
                                                                           -----
--------------------------------------------------------------------------------
MATERIALS (10.8%)
--------------------------------------------------------------------------------
Autocam (A)
 10.875%, 06/15/14                                                    70      70
California Steel
 6.125%, 03/15/14                                                    130     127
Crown Euro Holdings
 9.500%, 03/01/11                                                    100     111

66 | Constellation Funds 2004 Annual Report

FINANCIAL STATEMENTS

Statement of Net Assets
Constellation Chartwell High Yield Fund

                                                            Face Amount    Value
                                                                  (000)    (000)
--------------------------------------------------------------------------------
Euromax International
 8.500%, 08/15/11                                                $  100   $  107
Nalco
 8.875%, 11/15/13                                                    95      102
Nova Chemicals
 6.500%, 01/15/12                                                    85       88
Oregon Steel Mills
 10.000%, 07/15/09                                                  100      109
Owens-Brockway Glass
 Container
 8.750%, 11/15/12                                                   100      111
Russel Metals
 6.375%, 03/01/14                                                    75       75
Solo Cup
 8.500%, 02/15/14                                                   125      123
Wolverine Tube
 10.500%, 04/01/09                                                   70       77
                                                                          ------
                                                                           1,100
                                                                          ------
--------------------------------------------------------------------------------
TELECOMMUNICATION SERVICES (4.4%)
--------------------------------------------------------------------------------
Centennial Cellular
 10.125%, 06/15/13                                                  105      110
General Cable (A)
 9.500%, 11/15/10                                                    50       55
Nextel Communications
 7.375%, 08/01/15                                                   130      140
Sup Essx Communication (A)
 9.000%, 04/15/12                                                   100      100
Ubiquitel Operating (A)
 9.875%, 03/01/11                                                    40       42
                                                                          ------
                                                                             447
                                                                          ------
--------------------------------------------------------------------------------
UTILITIES (2.8%)
--------------------------------------------------------------------------------
AES
 9.500%, 06/01/09                                                   125      141
NRG Energy (A)
 8.000%, 12/15/13                                                   130      139
                                                                          ------
                                                                             280
                                                                          ------
--------------------------------------------------------------------------------
TOTAL CORPORATE OBLIGATIONS
 (COST $9,185)                                                             9,273
================================================================================

                                                          Face Amount      Value
                                                         (000)/Shares      (000)
--------------------------------------------------------------------------------
REPURCHASE AGREEMENT (7.7%)
--------------------------------------------------------------------------------
PNC Capital Markets 1.710%,
 dated 09/30/04, to be
 repurchased on 10/01/04,
 repurchase price $785,037
 (collateralized by U.S.
 Government obligation,
 1.850%, 11/17/05, par value
 $781,000, total market value
 $785,881) (B)                                                 $  785    $  785
                                                                         ------
--------------------------------------------------------------------------------
TOTAL REPURCHASE AGREEMENT
 (COST $785)                                                                785
================================================================================
--------------------------------------------------------------------------------
CASH EQUIVALENT (0.0%)
--------------------------------------------------------------------------------
PNC Bank Money Market Fund                                        387        --
--------------------------------------------------------------------------------
TOTAL CASH EQUIVALENT
 (COST $0)
================================================================================
TOTAL INVESTMENTS (98.9%)
 (COST $9,970)                                                           10,058
================================================================================
OTHER ASSETS AND LIABILITIES, NET (1.1%)
--------------------------------------------------------------------------------
Payable due to Investment Adviser                                            (4)
Payable due to Administrator                                                 (1)
Other assets and liabilities, net                                           118
--------------------------------------------------------------------------------
TOTAL OTHER ASSETS AND LIABILITIES, NET                                     113
--------------------------------------------------------------------------------
NET ASSETS (100%)                                                      $ 10,171
================================================================================
NET ASSETS CONSIST OF:
--------------------------------------------------------------------------------
Portfolio capital of Class I Shares
 (unlimited authorization - no par value)
 based on 1,986,209 outstanding shares
 of beneficial interest                                                $ 25,239
Undistributed net investment income                                           2
Accumulated net realized loss on investments                            (15,158)
Net unrealized appreciation on investments                                   88
--------------------------------------------------------------------------------
NET ASSETS                                                             $ 10,171
================================================================================
--------------------------------------------------------------------------------
NET ASSET VALUE, OFFERING AND REDEMPTION
 PRICE PER SHARE-CLASS I SHARES                                        $   5.12
================================================================================

(A) Security sold within the terms of a private placement memorandum, exempt from registration under section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in the program or other "accredited investors". Security is considered liquid.
(B) Tri-Party Repurchase Agreement
Ser -- Series
Amounts designated as "--" are either $0 or have been rounded to $0.
The accompanying notes are an integral part of the financial statements.


                                     Constellation Funds 2004 Annual Report | 67

FINANCIAL STATEMENTS

STATEMENT OF NET ASSETS
Constellation HLAM Large Cap Value Fund
September 30, 2004


                                                                           Value
                                                                 Shares    (000)
--------------------------------------------------------------------------------
COMMON STOCK (99.7%)
--------------------------------------------------------------------------------
CONSUMER DISCRETIONARY (26.4%)
--------------------------------------------------------------------------------
Comcast, Cl A*                                                    1,940     $ 55
Gannett                                                             425       36
Home Depot                                                        2,045       80
Mattel                                                            2,485       45
Nike, Cl B                                                          380       30
Omnicom Group                                                       630       46
TJX                                                               1,950       43
Walt Disney                                                       1,965       44
                                                                           -----
                                                                             379
                                                                           -----
--------------------------------------------------------------------------------
CONSUMER STAPLES (12.7%)
--------------------------------------------------------------------------------
Costco Wholesale                                                    715       30
CVS                                                               1,140       48
Gillette                                                          1,070       45
PepsiCo                                                           1,225       59
                                                                           -----
                                                                             182
                                                                           -----
--------------------------------------------------------------------------------
FINANCIALS (34.2%)
--------------------------------------------------------------------------------
American International Group                                        930       63
Berkshire Hathaway, Cl B*                                            35      100
Cincinnati Financial                                              2,270       94
Freddie Mac                                                       1,115       73
Synovus Financial                                                 1,910       50
US Bancorp                                                        2,030       59
Washington Mutual                                                 1,350       53
                                                                           -----
                                                                             492
                                                                           -----
--------------------------------------------------------------------------------
HEALTH CARE (15.2%)
--------------------------------------------------------------------------------
Allergan                                                            360       26
Cardinal Health                                                     685       30
Johnson & Johnson                                                 1,115       63
Waters*                                                           1,455       64
Wyeth                                                               935       35
                                                                           -----
                                                                             218
                                                                           -----
--------------------------------------------------------------------------------
INFORMATION TECHNOLOGY (9.0%)
--------------------------------------------------------------------------------
Automatic Data Processing                                         1,630       67
First Data                                                        1,445       63
                                                                           -----
                                                                             130
                                                                           -----
--------------------------------------------------------------------------------
TELECOMMUNICATION SERVICES (2.2%)
--------------------------------------------------------------------------------
CenturyTel                                                          925       32
--------------------------------------------------------------------------------

                                                                           Value
                                                                 Shares    (000)
--------------------------------------------------------------------------------
TOTAL COMMON STOCK
 (COST $1,436)                                                           $1,433
================================================================================
--------------------------------------------------------------------------------
CASH EQUIVALENT (0.6%)
--------------------------------------------------------------------------------
BlackRock TempCash Fund, Institutional Shares                    8,391        8
--------------------------------------------------------------------------------
TOTAL CASH EQUIVALENT
  (COST $8)                                                                   8
--------------------------------------------------------------------------------
TOTAL INVESTMENTS (100.3%)
  (COST $1,444)                                                           1,441
================================================================================
--------------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES, NET (-0.3%)
--------------------------------------------------------------------------------
Receivable due from Investment Adviser                                        1
Other assets and liabilities, net                                            (5)
--------------------------------------------------------------------------------
TOTAL OTHER ASSETS AND LIABILITIES, NET                                      (4)
--------------------------------------------------------------------------------
NET ASSETS (100%)                                                        $1,437
================================================================================
--------------------------------------------------------------------------------
NET ASSETS CONSIST OF:
--------------------------------------------------------------------------------
Portfolio capital of Class II Shares
  (unlimited authorization - no par value)
  based on 146,208 outstanding shares of beneficial interest             $1,440
Net unrealized depreciation on investments                                   (3)
--------------------------------------------------------------------------------
NET ASSETS                                                               $1,437
================================================================================
NET ASSET VALUE, OFFERING AND
 REDEMPTION PRICE PER SHARE-CLASS II SHARES                              $ 9.83
================================================================================

* Non-income producing security.
Cl -- Class

The accompanying notes are an integral part of the financial statements


68 | Constellation Funds 2004 Annual Report

FINANCIAL STATEMENTS

STATEMENT OF NET ASSETS
Constellation Pitcairn Diversified Value Fund
September 30, 2004


                                                                           Value
                                                                Shares     (000)
--------------------------------------------------------------------------------
COMMON STOCK (99.1%)
--------------------------------------------------------------------------------
CONSUMER DISCRETIONARY (13.3%)
--------------------------------------------------------------------------------
Fortune Brands                                                  28,415   $ 2,105
Harrah's Entertainment                                          43,000     2,278
Home Depot                                                      85,880     3,366
Kohl's*                                                         36,100     1,740
Lear                                                            29,175     1,589
Pulte Homes                                                     25,580     1,570
Tribune                                                         40,345     1,660
Viacom, Cl B                                                    51,605     1,732
Walt Disney                                                    184,800     4,167
                                                                         -------
                                                                          20,207
                                                                         -------
--------------------------------------------------------------------------------
CONSUMER STAPLES (3.7%)
--------------------------------------------------------------------------------
Anheuser-Busch                                                  42,800     2,138
PepsiCo                                                         71,750     3,490
                                                                         -------
                                                                           5,628
                                                                         -------
--------------------------------------------------------------------------------
ENERGY (11.5%)
--------------------------------------------------------------------------------
ChevronTexaco                                                   95,060     5,099
Exxon Mobil                                                    193,200     9,338
Spinnaker Exploration*                                          88,050     3,085
                                                                         -------
                                                                          17,522
                                                                         -------
--------------------------------------------------------------------------------
FINANCIALS (37.2%)
--------------------------------------------------------------------------------
American International Group                                    45,960     3,125
Bear Stearns                                                    43,480     4,182
Boston Properties                                               33,190     1,838
Capital Automotive REIT                                         89,540     2,800
Capital One Financial                                           44,590     3,295
Citigroup                                                      159,365     7,031
Everest Re Group                                                27,415     2,038
Hibernia, Cl A                                                 140,655     3,715
MBNA                                                           190,555     4,802
North Fork Bancorporation                                       97,440     4,331
Radian Group                                                    36,540     1,689
State Street                                                    82,592     3,528
TCF Financial                                                   84,600     2,563
Torchmark                                                       54,390     2,892
Washington Mutual                                               49,205     1,923
Wells Fargo                                                    114,580     6,832
                                                                         -------
                                                                          56,584
                                                                         -------
--------------------------------------------------------------------------------
HEALTH CARE (3.2%)
--------------------------------------------------------------------------------
Merck                                                           91,300     3,013
UnitedHealth Group                                              25,640     1,890
                                                                         -------
                                                                           4,903
                                                                         -------

                                                                           Value
                                                               Shares      (000)
--------------------------------------------------------------------------------
INDUSTRIALS (9.7%)
--------------------------------------------------------------------------------
3M                                                             24,965   $  1,996
Avery Dennison                                                 33,770      2,221
General Dynamics                                               22,140      2,261
Norfolk Southern                                               68,670      2,042
Rockwell Automation                                           100,315      3,882
United Technologies                                            24,670      2,304
                                                                        --------
                                                                          14,706
                                                                        --------
--------------------------------------------------------------------------------
INFORMATION TECHNOLOGY (6.8%)
--------------------------------------------------------------------------------
Alliance Data Systems*                                         40,195      1,630
Dell*                                                          42,500      1,513
Flextronics International*                                    131,255      1,739
Hewlett-Packard                                                61,215      1,148
Microsoft                                                     103,925      2,874
Texas Instruments                                              66,020      1,405
                                                                        --------
                                                                          10,309
                                                                        --------
--------------------------------------------------------------------------------
MATERIALS (2.5%)
--------------------------------------------------------------------------------
E.I. du Pont de Nemours                                        57,615      2,466
International Paper                                            35,010      1,415
                                                                        --------
                                                                           3,881
                                                                        --------
--------------------------------------------------------------------------------
TELECOMMUNICATION SERVICES (5.4%)
--------------------------------------------------------------------------------
Alltel                                                         25,980      1,427
CenturyTel                                                     98,560      3,375
Sprint*                                                       170,910      3,440
                                                                        --------
                                                                           8,242
                                                                        --------
--------------------------------------------------------------------------------
UTILITIES (5.8%)
--------------------------------------------------------------------------------
Dominion Resources                                             36,460      2,379
Entergy                                                        55,930      3,390
FPL Group                                                      45,780      3,128
                                                                        --------
                                                                           8,897
                                                                        --------
--------------------------------------------------------------------------------
TOTAL COMMON STOCK
  (COST $133,442)                                                        150,879
================================================================================
--------------------------------------------------------------------------------
EXCHANGE TRADED FUND (0.9%)
--------------------------------------------------------------------------------
iShares Russell 1000 Value Index Fund*                         21,520      1,303
--------------------------------------------------------------------------------
TOTAL EXCHANGE TRADED FUND
  (COST $1,278)                                                            1,303
================================================================================
TOTAL INVESTMENTS (100.0%)
  (COST $134,720)                                                        152,182
================================================================================

                                     Constellation Funds 2004 Annual Report | 69

FINANCIAL STATEMENTS

Statement of Net Assets
Constellation Pitcairn Diversified Value Fund

                                                                           Value
                                                                           (000)
--------------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES, NET (0.0%)
--------------------------------------------------------------------------------
Payable due to Investment Adviser                                      $    (81)
Payable due to Administrator                                                (19)
Payable due to Shareholder Servicing Agent                                  (31)
Other assets and liabilities, net                                           151
--------------------------------------------------------------------------------
TOTAL OTHER ASSETS AND LIABILITIES, NET                                      20
================================================================================
NET ASSETS (100%)                                                      $152,202
================================================================================
--------------------------------------------------------------------------------
NET ASSETS CONSIST OF:
--------------------------------------------------------------------------------
Portfolio capital of Class II Shares (unlimited
  authorization - no par value) based  on 13,568,699
  outstanding shares of beneficial interest                            $134,917
Accumulated net realized loss on investments                               (177)
Net unrealized appreciation on investments                               17,462
--------------------------------------------------------------------------------
NET ASSETS                                                             $152,202
================================================================================
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER
  SHARE-CLASS II SHARES                                                $  11.22
================================================================================

* Non-income producing security.
Cl -- Class
REIT -- Real Estate Investment Trust

The accompanying notes are an integral part of the financial statements


70 | Constellation Funds 2004 Annual Report

FINANCIAL STATEMENTS

STATEMENT OF NET ASSETS
Constellation Pitcairn Select Value Fund
September 30, 2004

                                                                        Value
                                                            Shares      (000)
-----------------------------------------------------------------------------
COMMON STOCK (99.2%)
-----------------------------------------------------------------------------
CONSUMER DISCRETIONARY (8.3%)
-----------------------------------------------------------------------------
Lowe's                                                      32,150    $ 1,747
Walt Disney                                                150,180      3,387
                                                                      -------
                                                                        5,134
                                                                      -------
-----------------------------------------------------------------------------
CONSUMER STAPLES (8.4%)
-----------------------------------------------------------------------------
Anheuser-Busch                                              40,100      2,003
PepsiCo                                                     31,735      1,544
Wal-Mart Stores                                             30,500      1,623
                                                                      -------
                                                                        5,170
                                                                      -------
-----------------------------------------------------------------------------
ENERGY (12.0%)
-----------------------------------------------------------------------------
ChevronTexaco                                               59,430      3,188
Devon Energy                                                32,090      2,279
Spinnaker Exploration*                                      55,325      1,938
                                                                      -------
                                                                        7,405
                                                                      -------
-----------------------------------------------------------------------------
FINANCIALS (35.7%)
-----------------------------------------------------------------------------
Capital Automotive REIT                                     72,255      2,260
Capital One Financial                                       35,160      2,598
Citigroup                                                   45,715      2,017
Everest Re Group                                            20,360      1,513
MBNA                                                       122,270      3,081
North Fork Bancorporation                                   81,430      3,620
Radian Group                                                49,830      2,304
Stancorp Financial Group                                    47,825      3,405
Wells Fargo                                                 21,900      1,306
                                                                      -------
                                                                       22,104
                                                                      -------
-----------------------------------------------------------------------------
HEALTH CARE (3.6%)
-----------------------------------------------------------------------------
Pfizer                                                      72,800      2,228
-----------------------------------------------------------------------------
INDUSTRIALS (9.0%)
-----------------------------------------------------------------------------
Avery Dennison                                              31,620      2,080
Rockwell Automation                                         60,580      2,345
Yellow Roadway*                                             23,785      1,115
                                                                      -------
                                                                        5,540
                                                                      -------
-----------------------------------------------------------------------------
INFORMATION TECHNOLOGY (10.0%)
-----------------------------------------------------------------------------
Alliance Data Systems*                                      38,545      1,563
Hewlett-Packard                                            117,045      2,195
International Business Machines                             10,850        930
Micron Technology*                                         126,775      1,525
                                                                      -------
                                                                        6,213
                                                                      -------

                                                                        Value
                                                            Shares      (000)
-----------------------------------------------------------------------------
MATERIALS (1.9%)
-----------------------------------------------------------------------------
International Paper                                         29,965    $ 1,211
-----------------------------------------------------------------------------
TELECOMMUNICATION SERVICES (4.7%)
-----------------------------------------------------------------------------
Sprint*                                                    143,085      2,880
-----------------------------------------------------------------------------
UTILITIES (5.6%)
-----------------------------------------------------------------------------
Dominion Resources                                          23,780      1,550
FPL Group                                                   27,705      1,893
                                                                      -------
                                                                        3,443
                                                                      -------
-----------------------------------------------------------------------------
TOTAL COMMON STOCK
 (COST $53,280)                                                        61,328
=============================================================================
-----------------------------------------------------------------------------
EXCHANGE TRADED FUND (0.6%)
-----------------------------------------------------------------------------
iShares Russell 1000 Value Index
 Fund*                                                       6,020        365
-----------------------------------------------------------------------------
TOTAL EXCHANGE TRADED FUND
 (COST $355)                                                              365
=============================================================================
-----------------------------------------------------------------------------
CASH EQUIVALENT (0.4%)
-----------------------------------------------------------------------------
PNC Bank Money Market Fund                                 234,264        234
-----------------------------------------------------------------------------
TOTAL CASH EQUIVALENT
 (COST $234)                                                              234
=============================================================================
TOTAL INVESTMENTS (100.2%)
 (COST $53,869)                                                        61,927
=============================================================================

                                  Constellation Funds 2004 Annual Report | 71

FINANCIAL STATEMENTS

Statement of Net Assets
Constellation Pitcairn Select Value Fund


                                                                        Value
                                                                        (000)
-----------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES, NET (-0.2%)
-----------------------------------------------------------------------------
Payable due to Investment Adviser                                     $   (34)
Payable due to Shareholder Servicing Agent                                (13)
Payable due to Administrator                                               (7)
Other assets and liabilities, net                                         (56)
-----------------------------------------------------------------------------
TOTAL OTHER ASSETS AND LIABILITIES, NET                                  (110)
=============================================================================
NET ASSETS (100%)                                                     $61,817
=============================================================================
-----------------------------------------------------------------------------
NET ASSETS CONSIST OF:
 ----------------------------------------------------------------------------
Portfolio capital of Class II Shares
 (unlimited authorization - no par
 value) based on 5,689,389
 outstanding shares of beneficial interest                            $53,453
Accumulated net realized gain on investments                              306
Net unrealized appreciation on investments                              8,058
-----------------------------------------------------------------------------
NET ASSETS                                                            $61,817
=============================================================================
NET ASSET VALUE, OFFERING AND
 REDEMPTION PRICE PER SHARE-CLASS II SHARES                           $ 10.87
=============================================================================

* Non-income producing security.
REIT -- Real Estate Investment Trust

The accompanying notes are an integral part of the financial statements


72 | Constellation Funds 2004 Annual Report

FINANCIAL STATEMENTS

STATEMENT OF NET ASSETS
Constellation Pitcairn Diversified Growth Fund
September 30, 2004


                                                                           Value
                                                                Shares     (000)
--------------------------------------------------------------------------------
COMMON STOCK (98.5%)
--------------------------------------------------------------------------------
CONSUMER DISCRETIONARY (17.9%)
--------------------------------------------------------------------------------
Aeropostale*                                                    43,270   $ 1,134
Best Buy                                                        28,135     1,526
Dollar Tree Stores*                                             43,362     1,169
eBay*                                                           22,517     2,070
Fortune Brands                                                  28,580     2,117
Harrah's Entertainment                                          24,215     1,283
Home Depot                                                      70,740     2,773
Kohl's*                                                         22,300     1,075
Regis                                                           18,605       748
Standard-Pacific                                                17,455       984
Starbucks*                                                      30,101     1,368
Tribune                                                         19,730       812
Walt Disney                                                     73,630     1,660
                                                                         -------
                                                                          18,719
                                                                         -------
--------------------------------------------------------------------------------
CONSUMER STAPLES (10.3%)
--------------------------------------------------------------------------------
Altria Group                                                    32,100     1,510
Anheuser-Busch                                                  19,187       958
PepsiCo                                                         63,975     3,112
Procter & Gamble                                                44,585     2,413
Wal-Mart Stores                                                 52,792     2,809
                                                                         -------
                                                                          10,802
                                                                         -------
--------------------------------------------------------------------------------
ENERGY (1.4%)
--------------------------------------------------------------------------------
Halliburton                                                     43,335     1,460
                                                                         -------
--------------------------------------------------------------------------------
FINANCIALS (9.4%)
--------------------------------------------------------------------------------
American International Group                                    28,210     1,918
Bear Stearns                                                    11,690     1,124
Capital One Financial                                           25,965     1,919
Everest Re Group                                                10,145       754
Fifth Third Bancorp                                             25,350     1,248
MBNA                                                           112,666     2,839
                                                                         -------
                                                                           9,802
                                                                         -------
--------------------------------------------------------------------------------
HEALTH CARE (24.5%)
--------------------------------------------------------------------------------
Abbott Laboratories                                             43,913     1,860
Amgen*                                                          38,962     2,208
Cephalon*                                                       26,725     1,280
Health Management Associates, Cl A                              50,953     1,041
Hospira*                                                        43,020     1,317
Johnson & Johnson                                               93,776     5,282
Medtronic                                                       59,527     3,090
Mylan Laboratories                                              99,635     1,794

                                                                           Value
                                                               Shares      (000)
--------------------------------------------------------------------------------
Pfizer                                                        194,481   $  5,951
UnitedHealth Group                                             23,665      1,745
                                                                        --------
                                                                          25,568
                                                                        --------
--------------------------------------------------------------------------------
INDUSTRIALS (7.0%)
--------------------------------------------------------------------------------
Avery Dennison                                                 21,650      1,424
General Electric                                                    1         --
L-3 Communications Holdings                                    21,320      1,428
Pentair                                                        37,085      1,295
Rockwell Automation                                            41,595      1,610
United Parcel Service, Cl B                                    20,230      1,536
                                                                        --------
                                                                           7,293
                                                                        --------
--------------------------------------------------------------------------------
INFORMATION TECHNOLOGY (26.0%)
--------------------------------------------------------------------------------
Affiliated Computer Services, Cl A*                            28,945      1,611
Alliance Data Systems*                                         47,620      1,931
Applied Materials*                                             71,065      1,172
Cisco Systems*                                                168,337      3,047
Citrix Systems*                                                63,820      1,118
Dell*                                                          57,949      2,063
Flextronics International*                                     78,515      1,040
Intel                                                         117,688      2,361
Lexmark International, Cl A*                                   12,470      1,048
Micron Technology*                                             62,735        755
Microsoft                                                     195,979      5,419
Qualcomm                                                       50,834      1,985
Texas Instruments                                              68,050      1,448
Veritas Software*                                              56,750      1,010
Xilinx                                                         43,271      1,168
                                                                        --------
                                                                          27,176
                                                                        --------
--------------------------------------------------------------------------------
MATERIALS (1.0%)
--------------------------------------------------------------------------------
Worthington Industries                                         48,480      1,035
                                                                        --------
--------------------------------------------------------------------------------
TELECOMMUNICATION SERVICES (1.0%)
--------------------------------------------------------------------------------
Sprint*                                                        53,430      1,076
--------------------------------------------------------------------------------
TOTAL COMMON STOCK
  (COST $111,236)                                                        102,931
================================================================================

                                     Constellation Funds 2004 Annual Report | 73

FINANCIAL STATEMENTS

Statement of Net Assets
Constellation Pitcairn Diversified Growth Fund

                                                                           Value
                                                               Shares      (000)
--------------------------------------------------------------------------------
EXCHANGE TRADED FUND (1.4%)
--------------------------------------------------------------------------------
iShares S&P MidCap
  400/BARRA Growth Index Fund*                                 12,480  $  1,499
--------------------------------------------------------------------------------
TOTAL EXCHANGE TRADED FUND
  (COST $1,553)                                                           1,499
                                                                       --------
================================================================================
CASH EQUIVALENT (0.2%)
--------------------------------------------------------------------------------
PNC Bank Money Market Fund                                    197,238       197
--------------------------------------------------------------------------------
TOTAL CASH EQUIVALENT
  (COST $197)                                                               197
================================================================================
TOTAL INVESTMENTS (100.1%)
  (COST $112,986)                                                       104,627
================================================================================
--------------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES, NET (-0.1%)
--------------------------------------------------------------------------------
Payable due to Investment Adviser                                           (54)
Payable due to Shareholder Servicing Agent                                  (22)
Payable due to Administrator                                                (13)
Other assets and liabilities, net                                           (10)
--------------------------------------------------------------------------------
TOTAL OTHER ASSETS AND LIABILITIES, NET                                     (99)
--------------------------------------------------------------------------------
NET ASSETS (100%)                                                      $104,528
================================================================================


                                                                           Value
                                                                           (000)
--------------------------------------------------------------------------------
NET ASSETS CONSIST OF:
--------------------------------------------------------------------------------
Portfolio capital of Class II Shares (unlimited authorization -
  no par value) based on 19,510,329 outstanding shares of
  beneficial interest                                                  $185,527
Accumulated net realized loss on investments                            (72,640)
Net unrealized depreciation on investments                               (8,359)
--------------------------------------------------------------------------------
NET ASSETS                                                             $104,528
================================================================================
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE-CLASS
  II SHARES                                                            $   5.36
================================================================================

* Non-income producing security.
Cl -- Class
Amounts designated as "--" are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements


74 | Constellation Funds 2004 Annual Report

FINANCIAL STATEMENTS

STATEMENT OF NET ASSETS
Constellation Pitcairn Small Cap Fund
September 30, 2004

                                                                           Value
                                                                Shares     (000)
--------------------------------------------------------------------------------
COMMON STOCK (97.1%)
--------------------------------------------------------------------------------
CONSUMER DISCRETIONARY (12.8%)
--------------------------------------------------------------------------------
Advance Auto Parts*                                             30,834   $ 1,061
Aeropostale*                                                    91,759     2,404
California Pizza Kitchen*                                      122,130     2,669
Furniture Brands International                                  27,964       701
GameStop, Cl A*                                                 73,599     1,362
Lin TV, Cl A*                                                   23,355       455
Modine Manufacturing                                            30,190       909
Standard-Pacific                                                15,332       864
Wolverine World Wide                                            56,380     1,421
                                                                         -------
                                                                          11,846
                                                                         -------
--------------------------------------------------------------------------------
CONSUMER STAPLES (4.1%)
--------------------------------------------------------------------------------
Cott                                                            50,425     1,454
Pantry*                                                         75,953     1,912
Peet's Coffee & Tea*                                            18,852       441
                                                                         -------
                                                                           3,807
                                                                         -------
--------------------------------------------------------------------------------
ENERGY (5.6%)
--------------------------------------------------------------------------------
Cimarex Energy*                                                 44,963     1,571
Maverick Tube*                                                  29,032       895
Spinnaker Exploration*                                          44,103     1,545
W-H Energy Services*                                            58,401     1,212
                                                                         -------
                                                                           5,223
                                                                         -------
--------------------------------------------------------------------------------
FINANCIALS (21.0%)
--------------------------------------------------------------------------------
Capital Automotive REIT                                         97,621     3,053
Central Pacific Financial                                       64,172     1,766
Commercial Capital Bancorp*                                     87,630     1,988
Flagstar Bancorp                                                38,760       825
Flushing Financial                                             105,128     1,998
IPC Holdings                                                    32,636     1,241
Metris*                                                        356,938     3,491
R&G Financial Corporation, Cl B                                 46,205     1,786
SL Green Realty                                                 31,842     1,650
Stancorp Financial Group                                        13,443       957
Trico Bancshares                                                37,396       782
                                                                         -------
                                                                          19,537
                                                                         -------
--------------------------------------------------------------------------------
HEALTH CARE (12.8%)
--------------------------------------------------------------------------------
Collagenex Pharmaceuticals*                                    170,166     1,115
Diagnostic Products                                             10,992       449
Enzon Pharmaceuticals*                                         117,979     1,882
LabOne*                                                         64,793     1,894
Merit Medical Systems*                                         142,960     2,160
OSI Pharmaceuticals                                                 66         4

                                                                           Value
                                                                Shares     (000)
--------------------------------------------------------------------------------
Serologicals*                                                  106,823   $ 2,492
Synovis Life Technologies*                                     200,729     1,919
                                                                         -------
                                                                          11,915
                                                                         -------
--------------------------------------------------------------------------------
INDUSTRIALS (10.1%)
--------------------------------------------------------------------------------
Applied Films*                                                  59,727     1,076
Applied Industrial Technologies                                 32,369     1,157
Cubic                                                           38,095       872
Genesee & Wyoming, Cl A*                                        32,349       819
Laureate Education*                                             65,823     2,450
Trex*                                                           34,610     1,533
Werner Enterprises                                              75,841     1,464
                                                                         -------
                                                                           9,371
                                                                         -------
--------------------------------------------------------------------------------
INFORMATION TECHNOLOGY (21.9%)
--------------------------------------------------------------------------------
Aeroflex*                                                      250,813     2,651
Anteon International*                                           31,318     1,148
Belden CDT*                                                    109,680     2,391
CACI International, Cl A*                                       10,498       554
Corillian*                                                     351,120     1,619
Cypress Semiconductor*                                          30,346       268
Hyperion Solutions*                                             94,805     3,222
Kronos*                                                         39,720     1,759
Lionbridge Technologies*                                       293,458     2,521
Micrel*                                                         47,438       494
Startek                                                         44,337     1,390
Tech Data*                                                      14,814       571
Veeco Instruments*                                              81,728     1,714
                                                                         -------
                                                                          20,302
                                                                         -------
--------------------------------------------------------------------------------
MATERIALS (5.1%)
--------------------------------------------------------------------------------
Gibraltar Steel                                                 28,036     1,014
Myers Industries                                                38,570       422
NN                                                              38,221       438
Penford                                                         46,895       816
RPM International                                              116,226     2,051
                                                                         -------
                                                                           4,741
                                                                         -------
--------------------------------------------------------------------------------
TELECOMMUNICATION SERVICES (1.4%)
--------------------------------------------------------------------------------
US LEC, Cl A*                                                  431,338     1,294
                                                                         -------
--------------------------------------------------------------------------------
UTILITIES (2.3%)
--------------------------------------------------------------------------------
Idacorp                                                         41,446     1,204
New Jersey Resources                                            22,623       937
                                                                         -------
                                                                           2,141
                                                                         -------
--------------------------------------------------------------------------------
TOTAL COMMON STOCK
 (COST $74,795)                                                           90,177
================================================================================

                                     Constellation Funds 2004 Annual Report | 75

FINANCIAL STATEMENTS

STATEMENT OF NET ASSETS
Constellation Pitcairn Small Cap Fund
September 30, 2004


                                                                           Value
                                                                Shares     (000)
--------------------------------------------------------------------------------
EXCHANGE TRADED FUNDS (0.8%)
--------------------------------------------------------------------------------
iShares Russell 2000 Growth Index Fund*                          3,463  $   203
iShares Russell 2000 Index Fund*                                 4,934      562
--------------------------------------------------------------------------------
TOTAL EXCHANGE TRADED FUNDS
  (COST $696)                                                               765
================================================================================
WARRANTS (0.0%)
--------------------------------------------------------------------------------
Imperial Credit Industries,
  Expires 01/31/08*                                             17,236       --
--------------------------------------------------------------------------------
TOTAL WARRANTS
  (COST $0)                                                                  --
                                                                        -------
================================================================================
RIGHTS (0.0%)
--------------------------------------------------------------------------------
OSI Pharmaceuticals (A)*                                         1,169       --
--------------------------------------------------------------------------------
TOTAL RIGHTS
  (COST $0)                                                                  --
================================================================================
SHORT-TERM INVESTMENT HELD AS COLLATERAL
  FOR LOANED SECURITIES (0.5%)
--------------------------------------------------------------------------------
Boston Global Investment Trust -- Quality Portfolio (B)        434,700      435
                                                                        -------
--------------------------------------------------------------------------------
TOTAL SHORT-TERM INVESTMENT HELD AS COLLATERAL FOR LOANED
  SECURITIES (COST $435)                                                    435
================================================================================
--------------------------------------------------------------------------------
CASH EQUIVALENT (0.4%)
--------------------------------------------------------------------------------
PNC Bank Money Market Fund                                     346,985      347
--------------------------------------------------------------------------------
TOTAL CASH EQUIVALENT
 (COST $347)                                                                347
--------------------------------------------------------------------------------
TOTAL INVESTMENTS (98.8%)
 (COST $76,273)                                                          91,724
================================================================================
--------------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES, NET (1.2%)
--------------------------------------------------------------------------------
Obligation to return securities lending collateral                         (435)
Payable due to Investment Adviser                                           (55)
Payable due to Shareholder Servicing Agent                                  (19)
Payable due to Administrator                                                (11)
Other assets and liabilities, net                                         1,644
--------------------------------------------------------------------------------
TOTAL OTHER ASSETS AND LIABILITIES, NET                                   1,124
--------------------------------------------------------------------------------
NET ASSETS (100%)                                                       $92,848
================================================================================

                                                                           Value
                                                                           (000)
--------------------------------------------------------------------------------
NET ASSETS CONSIST OF:
--------------------------------------------------------------------------------
Portfolio capital of Class II Shares (unlimited authorization -
  no par value) based on 6,067,679 outstanding shares of
  beneficial interest                                                    $76,666
Accumulated net realized gain on investments                                 731
Net unrealized appreciation on investments                                15,451
--------------------------------------------------------------------------------
NET ASSETS                                                               $92,848
================================================================================
--------------------------------------------------------------------------------
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE-
  CLASS II SHARES                                                        $ 15.30
================================================================================

* Non-income producing security.
(A) This security was issued for possible settlement of pending litigation and does not have an expiration date.
(B) Security purchased as collateral for loaned securities. The securities currently on loan include pending transactions.
Cl -- Class
REIT -- Real Estate Investment Trust
Amounts designated as "--" are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements



76 | Constellation Funds 2004 Annual Report

FINANCIAL STATEMENTS

STATEMENT OF NET ASSETS
Constellation Pitcairn Family Heritage(R) Fund
September 30, 2004


                                                                           Value
                                                                Shares     (000)
--------------------------------------------------------------------------------
COMMON STOCK (95.2%)
--------------------------------------------------------------------------------
CONSUMER DISCRETIONARY (10.8%)
--------------------------------------------------------------------------------
American Axle & Manufacturing Holdings                          22,898   $   670
Carnival                                                        33,489     1,584
COX Communications, Cl A*                                       36,642     1,214
International Speedway, Cl A                                    16,767       837
Marriott International, Cl A                                    10,328       536
Nike, Cl B                                                      22,058     1,738
Toll Brothers*                                                  21,789     1,009
Viacom, Cl B                                                    24,483       822
                                                                         -------
                                                                           8,410
                                                                         -------
--------------------------------------------------------------------------------
CONSUMER STAPLES (9.7%)
--------------------------------------------------------------------------------
Estee Lauder, Cl A                                              19,415       811
JM Smucker                                                      34,494     1,532
Lancaster Colony                                                20,814       878
Wal-Mart Stores                                                 51,335     2,731
Wm. Wrigley Jr.                                                 26,078     1,651
                                                                         -------
                                                                           7,603
                                                                         -------
--------------------------------------------------------------------------------
ENERGY (6.4%)
--------------------------------------------------------------------------------
Apache                                                          30,948     1,551
Devon Energy                                                    20,087     1,427
Kerr-McGee                                                      34,941     2,000
                                                                         -------
                                                                           4,978
                                                                         -------
--------------------------------------------------------------------------------
FINANCIALS (23.5%)
--------------------------------------------------------------------------------
Berkshire Hathaway, Cl B*                                          725     2,081
Capital One Financial                                           20,530     1,517
Commerce Bancshares                                             33,332     1,603
Commercial Capital Bancorp*                                     67,470     1,531
Federated Investors, Cl B                                       60,820     1,730
Flagstar Bancorp                                                92,614     1,971
MBNA                                                            99,715     2,513
Philadelphia Consolidated Holding*                               9,614       530
Progressive                                                     10,163       861
SL Green Realty                                                 29,719     1,540
TCF Financial                                                   82,750     2,506
                                                                         -------
                                                                          18,383
                                                                         -------
--------------------------------------------------------------------------------
HEALTH CARE (12.3%)
--------------------------------------------------------------------------------
Cephalon*                                                       15,280       732
Eli Lilly                                                       45,768     2,748
Hillenbrand Industries                                          11,095       561
Medicis Pharmaceutical, Cl A                                    47,698     1,862
Stryker                                                         54,055     2,599
Universal Health Services, Cl B                                 25,918     1,127
                                                                         -------
                                                                           9,629
                                                                         -------

                                                                           Value
                                                                Shares     (000)
--------------------------------------------------------------------------------
INDUSTRIALS (10.1%)
--------------------------------------------------------------------------------
Danaher                                                         20,270   $ 1,039
Fastenal                                                        21,239     1,223
General Dynamics                                                16,166     1,651
Illinois Tool Works                                             16,740     1,560
Molex, Cl A                                                     57,245     1,506
Werner Enterprises                                              46,018       889
                                                                         -------
                                                                           7,868
                                                                         -------
--------------------------------------------------------------------------------
INFORMATION TECHNOLOGY (18.8%)
--------------------------------------------------------------------------------
Dell*                                                           65,170     2,320
Fiserv*                                                         33,300     1,161
Marvell Technology Group*                                       55,708     1,456
Microsoft                                                      162,906     4,504
Paychex                                                         37,253     1,123
Qualcomm                                                        51,030     1,992
Vishay Intertechnology*                                         58,143       750
Yahoo!*                                                         40,235     1,365
                                                                         -------
                                                                          14,671
                                                                         -------
--------------------------------------------------------------------------------
MATERIALS (2.9%)
--------------------------------------------------------------------------------
Sigma-Aldrich                                                   21,514     1,248
Worthington Industries                                          47,088     1,005
                                                                         -------
                                                                           2,253
                                                                         -------
--------------------------------------------------------------------------------
TELECOMMUNICATION SERVICES (0.7%)
--------------------------------------------------------------------------------
Telephone & Data Systems                                         6,571       553
                                                                         -------
--------------------------------------------------------------------------------
TOTAL COMMON STOCK
  (COST $60,299)                                                          74,348
================================================================================
--------------------------------------------------------------------------------
EXCHANGE TRADED FUNDS (4.6%)
--------------------------------------------------------------------------------
iShares Dow Jones US Telecommunications Sector Index Fund*      57,531     1,303
iShares Dow Jones US Utilities Sector Index Fund*               36,324     2,247
--------------------------------------------------------------------------------
TOTAL EXCHANGE TRADED FUNDS
  (COST $3,676)                                                            3,550
================================================================================
CASH EQUIVALENT (0.3%)
--------------------------------------------------------------------------------
PNC Bank Money Market Fund                                     264,466       264
--------------------------------------------------------------------------------
TOTAL CASH EQUIVALENT
  (COST $264)                                                                264
--------------------------------------------------------------------------------
TOTAL INVESTMENTS (100.1%)
  (COST $64,239)                                                          78,162
================================================================================


                                     Constellation Funds 2004 Annual Report | 77

FINANCIAL STATEMENTS

Statement of Net Assets
Constellation Pitcairn Family Heritage(R) Fund

                                                                    Value
                                                                    (000)
-------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES, NET (-0.1)%
-------------------------------------------------------------------------
Payable due to Investment Adviser                                $    (53)
Payable due to Shareholder Servicing Agent                            (16)
Payable due to Administrator                                           (9)
Other assets and liabilities, net                                      19
-------------------------------------------------------------------------
TOTAL OTHER ASSETS AND LIABILITIES, NET                               (59)
-------------------------------------------------------------------------
NET ASSETS (100%)                                                $ 78,103
=========================================================================
-------------------------------------------------------------------------
NET ASSETS CONSIST OF:
-------------------------------------------------------------------------
Portfolio capital of Class II Shares
  (unlimited authorization - no par value) based on
  8,324,058 outstanding shares of beneficial interest            $ 83,237
Accumulated net realized loss on investments                      (19,057)
Net unrealized appreciation on investments                         13,923
-------------------------------------------------------------------------
NET ASSETS                                                       $ 78,103
=========================================================================
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER
  SHARE-CLASS II SHARES                                          $   9.38
=========================================================================

* Non-income producing security.
Cl -- Class
The accompanying notes are an integral part of the financial statements


78 | Constellation Funds 2004 Annual Report

FINANCIAL STATEMENTS

STATEMENT OF NET ASSETS
Constellation Pitcairn Taxable Bond Fund
September 30, 2004


                                                           Face Amount     Value
                                                                 (000)     (000)
--------------------------------------------------------------------------------
CORPORATE OBLIGATIONS (55.4%)
--------------------------------------------------------------------------------
CONSUMER DISCRETIONARY (4.3%)
--------------------------------------------------------------------------------
Harman International
  7.320%, 07/01/07                                             $ 1,143   $ 1,249
May Department Stores
  7.450%, 09/15/11                                                 550       625
                                                                         -------
                                                                           1,874
                                                                         -------
--------------------------------------------------------------------------------
CONSUMER STAPLES (1.9%)
--------------------------------------------------------------------------------
H.J. Heinz
  6.000%, 03/15/08                                                 750       811
                                                                         -------
--------------------------------------------------------------------------------
ENERGY (4.7%)
--------------------------------------------------------------------------------
BP Capital Markets
  2.625%, 03/15/07                                               1,000       991
Burlington Resources Finance
  5.600%, 12/01/06                                               1,000     1,049
                                                                         -------
                                                                           2,040
                                                                         -------
--------------------------------------------------------------------------------
FINANCIALS (27.8%)
--------------------------------------------------------------------------------
Bank of America
  5.375%, 06/15/14                                               1,000     1,038
Block Financial
  8.500%, 04/15/07                                                 235       263
CIT Group
  7.750%, 04/02/12                                               1,000     1,183
Colonial Realty
  8.050%, 07/15/06                                                 400       434
Ford Motor Credit
  7.600%, 08/01/05                                                 600       623
 7.375%, 10/28/09                                                  904       990
General Motors Acceptance
  6.875%, 09/15/11                                               1,537     1,612
Heller Financial
  7.375%, 11/01/09                                                 500       578
Household Finance
  4.750%, 05/15/09                                               1,000     1,032
Kimco Realty, MTN, Ser B
  7.900%, 12/07/07                                                 450       511
  7.620%, 10/20/04                                                 465       466
Lehman Brothers Holdings 7.000%, 02/01/08                        1,316     1,452
Merrill Lynch, MTN, Ser P 4.000%, 09/15/08                         750       752
St. Paul
  8.125%, 04/15/10                                                 904     1,074
                                                                         -------
                                                                          12,008
                                                                         -------

                                                           Face Amount     Value
                                                                 (000)     (000)
--------------------------------------------------------------------------------
HEALTH CARE (2.4%)
--------------------------------------------------------------------------------
Bristol-Myers Squibb
  4.750%, 10/01/06                                             $ 1,000   $ 1,033
                                                                         -------
--------------------------------------------------------------------------------
INDUSTRIALS (8.1%)
--------------------------------------------------------------------------------
Honeywell International
  7.500%, 03/01/10                                               1,052     1,226
Tyco International Group
  7.000%, 06/15/28                                               2,000     2,257
                                                                         -------
                                                                           3,483
                                                                         -------
--------------------------------------------------------------------------------
SOVERIGN BOND (1.2%)
--------------------------------------------------------------------------------
Aid-Israel
  5.500%, 04/26/24                                                 500       516
                                                                         -------
--------------------------------------------------------------------------------
TELECOMMUNICATION SERVICES (2.6%)
--------------------------------------------------------------------------------
Verizon Communications
  7.510%, 04/01/09                                               1,000     1,135
                                                                         -------
--------------------------------------------------------------------------------
UTILITIES (2.4%)
--------------------------------------------------------------------------------
Florida Power & Light
  6.875%, 12/01/05                                               1,000     1,049
                                                                         -------
--------------------------------------------------------------------------------
TOTAL CORPORATE OBLIGATIONS
 (COST $22,932)                                                           23,949
================================================================================
U.S. GOVERNMENT AGENCY OBLIGATIONS (20.2%)
--------------------------------------------------------------------------------
FHLB, Ser TV06
 4.875%, 11/15/06                                                1,500     1,560
FHLB, Ser XY07 (A)
 2.250%, 10/29/07                                                  500       500
FHLMC
 6.250%, 03/05/12                                                1,500     1,582
 5.200%, 03/05/19                                                1,000       981
FNMA
 8.200%, 03/10/16                                                1,000     1,305
 5.000%, 01/15/07                                                  500       523
 4.750%, 11/26/10                                                1,000     1,003
TVA, Ser B
 6.235%, 07/15/45                                                1,175     1,286
                                                                         -------
                                                                           8,740
                                                                         -------
--------------------------------------------------------------------------------
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
 (COST $8,262)                                                             8,740
================================================================================


                                     Constellation Funds 2004 Annual Report | 79

FINANCIAL STATEMENTS

Statement of Net Assets
Constellation Pitcairn Taxable Bond Fund

                                                            Face Amount    Value
                                                                  (000)    (000)
--------------------------------------------------------------------------------
U.S. TREASURY OBLIGATIONS (14.6%)
--------------------------------------------------------------------------------
U.S. Treasury Bonds
 8.750%, 05/15/17                                               $   815   $1,150
 8.125%, 08/15/19                                                 1,500    2,054
 7.875%, 02/15/21                                                   615      832
 7.625%, 11/15/22                                                   913    1,219
 7.500%, 11/15/16                                                   830    1,067
                                                                          ------
                                                                           6,322
                                                                          ------
--------------------------------------------------------------------------------
TOTAL U.S. TREASURY OBLIGATIONS
 (COST $5,472)                                                             6,322
================================================================================
--------------------------------------------------------------------------------
ASSET-BACKED SECURITIES (5.1%)
--------------------------------------------------------------------------------
American Express Credit Account, Ser 2000-1, Cl A
 7.200%, 09/17/07                                                   904      921
Standard Credit Card Master Trust, Ser 1994-2, Cl A
 7.250%, 04/07/06                                                 1,199    1,279
                                                                          ------
                                                                           2,200
                                                                          ------
--------------------------------------------------------------------------------
TOTAL ASSET-BACKED SECURITIES
 (COST $2,130)                                                             2,200
================================================================================
--------------------------------------------------------------------------------
U.S. GOVERNMENT MORTGAGE-BACKED OBLIGATIONS (1.9%)
--------------------------------------------------------------------------------
FHLMC CMO/REMIC
  Ser 2430, Cl QB
 5.500%, 02/15/15                                                   805      822
                                                                          ------
--------------------------------------------------------------------------------
TOTAL U.S. GOVERNMENT MORTGAGE-
 BACKED OBLIGATIONS
 (COST $796)                                                              $  822
================================================================================

                                                                        Value
                                                            Shares      (000)
-----------------------------------------------------------------------------
CASH EQUIVALENT (1.7%)
-----------------------------------------------------------------------------
PNC Bank Money Market Fund                                 716,113    $   716
-----------------------------------------------------------------------------
TOTAL CASH EQUIVALENT
 (COST $716)                                                              716
-----------------------------------------------------------------------------
TOTAL INVESTMENTS (98.9%)
 (COST $40,308)                                                        42,749
-----------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES, NET (1.1)%
-----------------------------------------------------------------------------
Payable due to Investment Adviser                                         (12)
Payable due to Shareholder Servicing Agent                                 (9)
Payable due to Administrator                                               (5)
Other assets and liabilities, net                                         516
-----------------------------------------------------------------------------
TOTAL OTHER ASSETS AND LIABILITIES, NET                                   490
-----------------------------------------------------------------------------
NET ASSETS (100%)                                                     $43,239
=============================================================================
-----------------------------------------------------------------------------
NET ASSETS CONSIST OF:
-----------------------------------------------------------------------------
Portfolio capital of Class II Shares (unlimited
  authorization - no par value) based on 4,013,594
  outstanding shares of beneficial interest                           $41,321
Accumulated net realized loss on investments                             (523)
Net unrealized appreciation on investments                              2,441
-----------------------------------------------------------------------------
NET ASSETS                                                            $43,239
=============================================================================
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER
  SHARE-CLASS II SHARES                                               $ 10.77
=============================================================================

(A) Delayed Interest (Step Bonds) -- The interest rate disclosed represents the effective yield at time of purchase.
Cl -- Class
CMO -- Collateralized Mortgage Obligation
FHLB -- Federal Home Loan Bank
FHLMC -- Federal Home Loan Mortgage Corporation
FNMA -- Federal National Mortgage Association
MTN -- Medium Term Note
REMIC -- Real Estate Mortgage Investment Conduit
Ser -- Series
TVA -- Tennessee Valley Authority

The accompanying notes are an integral part of the financial statements


80 | Constellation Funds 2004 Annual Report

FINANCIAL STATEMENTS

STATEMENT OF NET ASSETS
Constellation Pitcairn Tax-Exempt Bond Fund
September 30, 2004


                                                           Face Amount     Value
                                                                 (000)     (000)
--------------------------------------------------------------------------------
MUNICIPAL BONDS (97.7%)
--------------------------------------------------------------------------------
ALABAMA (0.9%)
--------------------------------------------------------------------------------
Bessemer RB, AMBAC,
  Callable 02/01/10 @ 102
  5.600%, 02/01/30                                             $ 1,000   $ 1,074
                                                                         -------
--------------------------------------------------------------------------------
CALIFORNIA (10.1%)
--------------------------------------------------------------------------------
California State GO, AMBAC,
 Callable 04/01/14 @ 100
  5.000%, 04/01/31                                               3,000     3,064
Community College Finance Authority RB, Mission
  Community College, MBIA Callable 05/01/07 @ 102
  5.500%, 05/01/17                                               1,000     1,096
Health Facilities Finance Authority
  RB, St. Francis Memorial Hospital,
  Ser C, ETM
 5.875%, 11/01/23                                                2,000     2,407
San Jose, Liberty Parks and Public Safety Projects GO
  Callable 9/1/12 @ 100 5.000%, 09/01/17                         1,000     1,082
State Economic Recovery,
  Ser A, GO, Callable
  04/01/14 @ 100
  5.000%, 07/01/17                                               2,000     2,130
Stockton Housing Facility RB, O'Connor Woods Project,
  Ser A, ETM, GNMA Callable
  11/08/04 @ 101
  5.200%, 09/20/09                                                 675       684
University of California RB, Multi-Purpose Projects,
  Ser F, FGIC Callable
  09/01/06 @ 101
  5.000%, 09/01/12                                               1,000     1,068
                                                                         -------
                                                                          11,531
                                                                         -------
--------------------------------------------------------------------------------
COLORADO (0.9%)
--------------------------------------------------------------------------------
South Suburban Park & Recreation District GO, AMBAC,
  Callable
  09/15/10 @ 100
  5.375%, 09/15/18                                               1,000     1,087
                                                                         -------

                                                           Face Amount     Value
                                                                 (000)     (000)
--------------------------------------------------------------------------------
DELAWARE (1.0%)
--------------------------------------------------------------------------------
Delaware State, Economic Development Authority,
  Pollution Control RB, Delmarva Power, AMBAC, Callable
  05/01/11 @ 100 4.900%, 05/01/26                              $ 1,000   $ 1,089
                                                                         -------
--------------------------------------------------------------------------------
DISTRICT OF COLUMBIA (1.2%)
--------------------------------------------------------------------------------
District of Columbia RB, Howard University Project RB,
  MBIA 5.500%, 10/01/16                                          1,000     1,155
Washington D.C., Convention Center Authority RB,
  Dedicated Tax Revenue, Senior Lien, AMBAC,
  Callable 10/01/08 @ 101
  5.250%, 10/01/09                                                 200       224
                                                                         -------
                                                                           1,379
                                                                         -------
--------------------------------------------------------------------------------
FLORIDA (1.3%)
--------------------------------------------------------------------------------
Tampa Water & Sewer Revenue RB, Pre-refunded
  10/01/09 @ 101
  5.500%, 10/01/29                                               1,300     1,486
                                                                         -------
--------------------------------------------------------------------------------
GEORGIA (2.2%)
--------------------------------------------------------------------------------
Henry County, Water & Sewer Authority RB, AMBAC
  6.150%, 02/01/20                                               2,000     2,476
                                                                         -------
--------------------------------------------------------------------------------
HAWAII (4.2%)
--------------------------------------------------------------------------------
Honolulu, City & County GO,
  Ser B, ETM
  8.000%, 10/01/10                                               1,680     2,142
University of Hawaii RB, Ser A, FGIC, Callable
  07/15/12 @ 100
  5.500%, 07/15/21                                               2,385     2,639
                                                                         -------
                                                                           4,781
                                                                         -------

                                     Constellation Funds 2004 Annual Report | 81

FINANCIAL STATEMENTS

Statement of Net Assets
Constellation Pitcairn Tax-Exempt Bond Fund

                                                           Face Amount     Value
                                                                 (000)     (000)
--------------------------------------------------------------------------------
ILLINOIS (10.2%)
--------------------------------------------------------------------------------
Chicago GO, FGIC,
  Callable 01/01/08 @ 102
  5.500%, 01/01/21                                             $ 1,500   $ 1,627
Chicago, O'Hare International Airport RB, 2nd Lien,
  Ser C, MBIA, Callable
  11/08/04 @ 102
  4.900%, 01/01/07                                               1,000     1,019
Chicago, Park District GO, Aquarium & Museum Project,
  FGIC, Callable 01/01/08 @ 100
  5.500%, 01/01/10                                               1,000     1,090
Health Facilities Authority RB, Hospital Sisters
  Services Project, Ser A, MBIA,
  Callable 06/01/08 @ 101
  5.250%, 06/01/12                                               1,000     1,090
Metropolitan Pier & Exposition Authority RB, Illinois
  Dedicated State Tax Revenue, AMBAC, Callable 06/01/07
  @ 101 5.125%, 06/01/13                                         1,200     1,286
Metropolitan Pier & Exposition Authority RB, Illinois
  Dedicated State Tax Revenue,
  FGIC, ETM
  5.500%, 12/15/23                                                 500       578
Metropolitan Pier & Exposition Authority RB, Illinois
  Dedicated State Tax Revenue, Ser A, FGIC
  5.500%, 12/15/23                                                 500       575
Regional Transportation Authority GO, FSA
  5.750%, 06/01/23                                               1,500     1,769
Southern Illinois University RB, Medical Facilities
  System Project, MBIA, Callable
  04/01/07 @ 102
  5.875%, 04/01/23                                               1,000     1,100
Will County, Community School District GO, FSA (A)
  5.230%, 11/01/12                                               2,000     1,450
                                                                         -------
                                                                          11,584
                                                                         -------

                                                           Face Amount     Value
                                                                 (000)     (000)
--------------------------------------------------------------------------------
INDIANA (2.1%)
--------------------------------------------------------------------------------
Indianapolis, Public Improvement Authority RB, Ser A,
  Callable 01/01/10 @ 101
  6.000%, 01/01/25                                             $ 1,000   $ 1,114
Transportation Finance Authority RB, Ser A, MBIA
  6.800%, 12/01/16                                               1,000     1,231
                                                                         -------
                                                                           2,345
                                                                         -------
--------------------------------------------------------------------------------
KENTUCKY (1.1%)
--------------------------------------------------------------------------------
State Property & Buildings Commission RB, Project
  Number 67, Pre-refunded
  09/01/10 @ 100
  5.625%, 09/01/13                                               1,050     1,204
                                                                         -------
--------------------------------------------------------------------------------
LOUISIANA (3.1%)
--------------------------------------------------------------------------------
New Orleans GO, FGIC
  5.500%, 12/01/17                                               1,000     1,167
Public Facilities Authority RB, Franciscan
  Missionaries Project, Ser A, FSA
  5.500%, 07/01/11                                               2,115     2,387
                                                                         -------
                                                                           3,554
                                                                         -------
--------------------------------------------------------------------------------
MASSACHUSETTS (3.0%)
--------------------------------------------------------------------------------
State Housing Finance Agency RB, Ser B, MBIA, Callable
  06/01/08 @ 101
  5.300%, 12/01/17                                               1,000     1,035
State Special Obligation RB, Consolidated Loan, Ser A,
  Callable 06/01/08 @ 101 5.000%, 06/01/15                          70        74
State Special Obligation RB, Consolidated Loan, Ser A,
  Pre-refunded 06/01/08 @ 101 5.000%, 06/01/15                     930     1,007
State Water Resources Authority RB, Ser D, MBIA, GOA
  6.000%, 08/01/14                                               1,060     1,268
                                                                         -------
                                                                           3,384
                                                                         -------
82 | Constellation Funds 2004 Annual Report

FINANCIAL STATEMENTS

Statement of Net Assets
Constellation Pitcairn Tax-Exempt Bond Fund

                                                           Face Amount     Value
                                                                 (000)     (000)
--------------------------------------------------------------------------------
MICHIGAN (2.0%)
--------------------------------------------------------------------------------
State Building Authority RB, Facilities Program, Ser
  II, MBIA, Callable 10/15/13 @ 100
  5.000%, 10/15/23                                             $ 1,000   $ 1,046
State Hospital Finance Authority RB, Genesys Health
  System Project, Ser A, Pre-refunded
  10/01/05 @ 102
  8.100%, 10/01/13                                               1,175     1,272
                                                                         -------
                                                                           2,318
                                                                         -------
--------------------------------------------------------------------------------
MISSISSIPPI (0.9%)
--------------------------------------------------------------------------------
Developing Bank RB, Capital Project & Equipment
  Acquisition, Ser A2, AMBAC
  5.000%, 07/01/24                                               1,000     1,073
                                                                         -------
--------------------------------------------------------------------------------
NEVADA (4.3%)
--------------------------------------------------------------------------------
Clark County, Industrial Development Nevada Power RB,
  AMBAC, Callable
  11/08/04 @ 100
  7.200%, 10/01/22                                               2,000     2,007
Las Vegas, New Convention & Visitors Center RB, AMBAC,
  Callable 07/01/09 @ 101
  6.000%, 07/01/13                                               2,500     2,862
                                                                         -------
                                                                           4,869
                                                                         -------
--------------------------------------------------------------------------------
NEW JERSEY (2.4%)
--------------------------------------------------------------------------------
Cape May County, Municipal Utilities Authority RB, FSA
  5.750%, 01/01/12                                               2,000     2,323
State GO, Ser D
  6.000%, 02/15/11                                                 150       174
State, Transportation System RB, Ser A
  5.625%, 06/15/14                                                 250       288
                                                                         -------
                                                                           2,785
                                                                         -------
--------------------------------------------------------------------------------
NEW MEXICO (1.6%)
--------------------------------------------------------------------------------
Santa Fe County RB, Correctional Facilities Project, FSA
  6.000%, 02/01/27                                               1,500     1,784
                                                                         -------

                                                           Face Amount     Value
                                                                 (000)     (000)
--------------------------------------------------------------------------------
NEW YORK (8.0%)
--------------------------------------------------------------------------------
Nassau County, Comb Sewer Districts GO, Ser F, MBIA
  5.300%, 07/01/06                                             $   250   $   265
New York City, Municipal Assistance Authority RB, Ser
  G 6.000%, 07/01/07                                             1,800     1,986
New York City, Municipal Water & Sewer Authority RB,
  Ser A, Pre-refunded 06/15/05 @ 101 6.000%, 06/15/25              190       198
New York City, Transitional Finance Authority RB, Ser
  A, Callable 11/01/11 @ 100 (B) 5.500%, 11/01/26                2,000     2,270
New York City, Transportation Authority RB, Livingston
  Plaza Project, ETM, FSA
  5.400%, 01/01/18                                               1,000     1,127
New York State Thruway Authority RB, Highway and
  Bridge Project, Callable
  04/01/12 @ 100
  5.500%, 04/01/15                                               2,000     2,228
New York State, Mortgage Agency RB, Homeowner
  Mortgage, Ser 80, Callable
  03/01/09 @ 101
  5.100%, 10/01/17                                               1,000     1,028
                                                                         -------
                                                                           9,102
                                                                         -------

                                     Constellation Funds 2004 Annual Report | 83

FINANCIAL STATEMENTS

Statement of Net Assets
Constellation Pitcairn Tax-Exempt Bond Fund

                                                           Face Amount     Value
                                                                 (000)     (000)
--------------------------------------------------------------------------------
NORTH CAROLINA (5.1%)
--------------------------------------------------------------------------------
Charlotte, Water & Sewer Authority RB, Callable
  06/01/10 @101
  5.125%, 06/01/13                                             $ 1,000   $ 1,098
North Carolina State, Eastern Municipal Power
  Authority RB, Ser B, AMBAC, Callable
  01/01/06 @ 102
  5.125%, 01/01/12                                               2,000     2,122
North Carolina State, Eastern Municipal Power
  Authority RB, Ser B, MBIA,
  Callable 01/01/07 @ 102 5.800%, 01/01/16                       1,000     1,094
University of North Carolina Wilmington, RB, AMBAC,
  Callable 01/01/13 @ 100 5.250%, 01/01/21                       1,380     1,499
                                                                         -------
                                                                           5,813
                                                                         -------
--------------------------------------------------------------------------------
OHIO (1.1%)
--------------------------------------------------------------------------------
State, Building Authority RB, Sports Building Project,
  Ser A, Callable 04/01/11 @ 100 5.500%, 04/01/12                1,095     1,235
                                                                         -------
--------------------------------------------------------------------------------
OKLAHOMA (4.5%)
--------------------------------------------------------------------------------
Oklahoma City, Water Utilities Authority RB, Ser A,
  Callable 07/01/09 @ 100
  5.000%, 07/01/24                                               3,000     3,063
Oklahoma State, Health Systems Industries Authority
  RB, Integris Baptist Project, Ser D, AMBAC, Callable
  08/15/06 @ 102 5.000%, 08/15/14                                2,000     2,101
                                                                         -------
                                                                           5,164
                                                                         -------
--------------------------------------------------------------------------------
PENNSYLVANIA (12.5%)
--------------------------------------------------------------------------------
Allegheny County, Pittsburgh International Airport RB,
  Ser B, MBIA, Callable 01/01/08 @ 101 5.000%, 01/01/17          2,000     2,088

                                                           Face Amount     Value
                                                                 (000)     (000)
--------------------------------------------------------------------------------
Derry Township, Industrial & Commercial Development
  RB, Arena Project, Ser A (LOC: PNC Bank)
  5.375%, 11/01/30                                             $ 1,700   $ 1,749
Pennsbury Penn School District GO, FSA, Callable
  08/01/14 @ 100
  5.000%, 08/01/25                                               2,000     2,075
Pennsylvania State, Higher Educational Facilities
  Authority RB, Saint Joseph's University, Callable 05/
  01/06 @ 100 (LOC: Allied Irish Bank PLC)
  5.000%, 05/01/11                                               1,500     1,556
Pennsylvania State, Third Series GO
  5.000%, 09/01/13                                               1,000     1,116
Philadelphia, Authority for Industrial Development
  Lease Revenue RB, Ser B, FSA, Callable 10/01/11 @ 101
  5.500%, 10/01/12                                               1,500     1,717
Philadelphia, Hospital & Higher Education Authority
  RB, Presbyterian Medical Center Project, ETM
  6.500%, 12/01/11                                               1,300     1,491
Philadelphia, Water & Waste Water RB, FGIC
  10.000%, 06/15/05                                                700       740
Philadelphia, Water & Waste Water RB, MBIA
  6.250%, 08/01/09                                                 525       606
State Public School Building Authority RB, Harrisburg
  Area Community College Project, AMBAC, Callable
  04/01/14 @ 100
  5.250%, 04/01/24                                               1,000     1,070
                                                                         -------
                                                                          14,208
                                                                         -------

84 | Constellation Funds 2004 Annual Report

FINANCIAL STATEMENTS

Statement of Net Assets
Constellation Pitcairn Tax-Exempt Bond Fund

                                                           Face Amount     Value
                                                                 (000)     (000)
--------------------------------------------------------------------------------
RHODE ISLAND (1.1%)
--------------------------------------------------------------------------------
Rhode Island State, Depositors Economic Protection
  Authority RB, Special Obligation, Ser A, ETM
  6.375%, 08/01/22                                             $ 1,000   $ 1,266
                                                                         -------
--------------------------------------------------------------------------------
SOUTH CAROLINA (1.0%)
--------------------------------------------------------------------------------
Piedmont, Municipal Power Agency Authority RB, South
  Carolina Electric Project, MBIA, ETM
  6.250%, 01/01/09                                               1,000     1,149
                                                                         -------
--------------------------------------------------------------------------------
TEXAS (8.0%)
--------------------------------------------------------------------------------
Duncanville Independent School District, GO, PSF-GTD,
  Callable 02/15/13 @ 100
  5.650%, 02/15/28                                               1,350     1,452
Fort Worth Water & Sewer RB, Callable 02/15/12 @ 100
  5.625%, 02/15/15                                               1,000     1,129
Fort Worth Water & Sewer RB, Callable 08/15/10 @ 100
  5.750%, 02/15/14                                               2,000     2,265
Harris County, Healthcare Facilities Development
  Authority RB, Christus Health Project, Ser A,
  MBIA, Callable
  07/01/09 @ 101
  5.375%, 07/01/24                                               1,850     1,935
Houston, Water & Sewer Systems Authority RB,
  Junior Lien,
  Ser C, FGIC, Pre-refunded
  12/01/07 @ 101
  5.375%, 12/01/27                                               1,140     1,263
San Antonio GO
  5.000%, 08/01/07                                                 985     1,061
San Antonio GO, ETM
  5.000%, 08/01/07                                                  15        16
                                                                         -------
                                                                           9,121
                                                                         -------

                                                           Face Amount     Value
                                                          (000)/Shares     (000)
--------------------------------------------------------------------------------
WASHINGTON (2.9%)
--------------------------------------------------------------------------------
Central Puget Sound, Regional Transportation
  Authority RB, Sales Tax & Motor Project, FGIC
  5.250%, 02/01/21                                             $ 1,000  $ 1,123
Clark County, School District
  No. 177 GO, AMBAC
  5.250%, 12/01/14                                               1,000    1,139
Washington State GO,
  Ser A, FSA
  5.000%, 07/01/20                                               1,000    1,065
                                                                        -------
                                                                          3,327
                                                                        -------
--------------------------------------------------------------------------------
WISCONSIN (1.0%)
--------------------------------------------------------------------------------
Milwaukee County GO, Ser A, MBIA, Pre-refunded
  10/01/07 @ 100
  5.250%, 10/01/08                                               1,000    1,092
                                                                        -------
--------------------------------------------------------------------------------
TOTAL MUNICIPAL BONDS
  (COST $103,059)                                                       111,280
                                                                        -------
================================================================================
CASH EQUIVALENT (1.1%)
--------------------------------------------------------------------------------
ABN Amro Tax Exempt Money Market Fund                        1,244,473    1,244
--------------------------------------------------------------------------------
TOTAL CASH EQUIVALENT
  (COST $1,244)                                                           1,244
================================================================================
TOTAL INVESTMENTS (98.8%)
  (COST $104,303)                                                       112,524
================================================================================
OTHER ASSETS AND LIABILITIES, NET (1.2%)
--------------------------------------------------------------------------------
Payable due to Shareholder Servicing Agent                                  (23)
Payable due to Investment Adviser                                           (20)
Payable due to Administrator                                                (14)
Other assets and liabilities, net                                         1,413
--------------------------------------------------------------------------------
TOTAL OTHER ASSETS AND LIABILITIES, NET                                   1,356
================================================================================
NET ASSETS (100%)                                                      $113,880
================================================================================


                                     Constellation Funds 2004 Annual Report | 85

FINANCIAL STATEMENTS

Statement of Net Assets
Constellation Pitcairn Tax-Exempt Bond Fund

                                                                           Value
                                                                           (000)
--------------------------------------------------------------------------------
NET ASSETS CONSISTS OF:
--------------------------------------------------------------------------------
Portfolio capital of Class II Shares (unlimited authorization
  - no par value) based on 10,560,695 outstanding shares of
  beneficial interest                                                   $104,814
Undistributed net investment income                                          129
Accumulated net realized gain on investments                                 716
Net unrealized appreciation on investments                                 8,221
--------------------------------------------------------------------------------
NET ASSETS                                                              $113,880
================================================================================
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER
  SHARE-CLASS II SHARES                                                 $  10.78
================================================================================

(A) Zero coupon security. The rate reported on the Statement of Net Assets is the effective yield at time of purchase.
(B) Delayed Interest (Step Bonds) -- The interest rate disclosed represents the effective yield at time of purchase.
AMBAC -- American Municipal Bond Assurance Corporation
ETM -- Escrowed to Maturity
FGIC -- Financial Guaranty Insurance Corporation
FSA -- Financial Security Assurance
GNMA -- Government National Mortgage Association
GO -- General Obligation
GOA -- General Obligation of Authority
LOC -- Letter of Credit
MBIA -- Municipal Bond Insurance Association
PSF-GTD -- Permanent School Fund - Guaranteed
RB -- Revenue Bond
Ser -- Series

The accompanying notes are an integral part of the financial statements


86 | Constellation Funds 2004 Annual Report

FINANCIAL STATEMENTS

STATEMENT OF NET ASSETS
Constellation Sands Capital Select Growth Fund
September 30, 2004

                                                                        Value
                                                            Shares      (000)
-----------------------------------------------------------------------------
COMMON STOCK (95.0%)
-----------------------------------------------------------------------------
CONSUMER DISCRETIONARY (32.4%)
-----------------------------------------------------------------------------
Bed Bath & Beyond*                                          77,500    $ 2,876
eBay*                                                      106,700      9,810
Harley-Davidson                                             73,800      4,387
Kohl's*                                                     54,400      2,621
Lowe's                                                      90,400      4,913
Starbucks*                                                 133,800      6,083
Tiffany                                                     44,000      1,353
Weight Watchers International*                              31,000      1,203
                                                                      -------
                                                                       33,246
                                                                      -------
-----------------------------------------------------------------------------
CONSUMER STAPLES (4.4%)
-----------------------------------------------------------------------------
Wal-Mart Stores                                             39,700      2,112
Walgreen                                                    66,400      2,379
                                                                      -------
                                                                        4,491
                                                                      -------
-----------------------------------------------------------------------------
FINANCIALS (8.1%)
-----------------------------------------------------------------------------
Capital One Financial                                       76,500      5,653
Moody's                                                     35,900      2,630
                                                                      -------
                                                                        8,283
                                                                      -------
-----------------------------------------------------------------------------
HEALTH CARE (26.5%)
-----------------------------------------------------------------------------
Allergan                                                    40,300      2,924
Amgen*                                                      54,600      3,095
Genentech*                                                 115,800      6,070
Genzyme*                                                    59,000      3,210
Medtronic                                                   80,000      4,152
Patterson*                                                  22,000      1,684
Stryker                                                     53,700      2,582
Teva Pharmaceutical Industries ADR                         135,700      3,521
                                                                      -------
                                                                       27,238
                                                                      -------
-----------------------------------------------------------------------------
INDUSTRIALS (5.3%)
-----------------------------------------------------------------------------
Apollo Group, Cl A*                                         74,300      5,451
                                                                      -------
-----------------------------------------------------------------------------
INFORMATION TECHNOLOGY (18.3%)
-----------------------------------------------------------------------------
Cisco Systems*                                             216,000      3,910
Dell*                                                      151,100      5,379
Microsoft                                                  117,500      3,249
Qualcomm                                                   124,100      4,845
Red Hat*                                                   113,900      1,394
                                                                      -------
                                                                       18,777
                                                                      -------
-----------------------------------------------------------------------------
TOTAL COMMON STOCK
  (COST $88,177)                                                       97,486
=============================================================================

                                                                        Value
                                                           Shares       (000)
-----------------------------------------------------------------------------
CASH EQUIVALENT (2.4%)
 -----------------------------------------------------------------------------
PNC Bank Money Market Fund                              2,463,665    $  2,464
-----------------------------------------------------------------------------
TOTAL CASH EQUIVALENT
  (COST $2,464)                                                         2,464
=============================================================================
TOTAL INVESTMENTS (97.4%)
  (COST $90,641)                                                       99,950
=============================================================================
-----------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES, NET (2.6%)
-----------------------------------------------------------------------------
Payable due to Investment Adviser                                         (71)
Payable due to Shareholder Servicing Agent                                (25)
Payable due to Administrator                                              (12)
Other assets and liabilities, net                                       2,776
-----------------------------------------------------------------------------
TOTAL OTHER ASSETS AND LIABILITIES, NET                                 2,668
-----------------------------------------------------------------------------
NET ASSETS (100%)                                                    $102,618
=============================================================================
-----------------------------------------------------------------------------
NET ASSETS CONSIST OF:
-----------------------------------------------------------------------------
Portfolio capital of Class I Shares (unlimited
  authorization - no par value) based on 4,791,799
  outstanding shares of beneficial interest                          $ 32,429
Portfolio capital of Class II Shares (unlimited
  authorization - no par value) based on 10,293,254
  outstanding shares of beneficial interest                            87,817
Accumulated net realized loss on investments                          (26,937)
Net unrealized appreciation on investments                              9,309
-----------------------------------------------------------------------------
NET ASSETS                                                           $102,618
=============================================================================
NET ASSET VALUE, OFFERING AND REDEMPTION
   PRICE PER SHARE-CLASS I SHARES
   ($32,590,749 / 4,791,799 SHARES)                                  $   6.80
=============================================================================
-----------------------------------------------------------------------------
NET ASSET VALUE, OFFERING AND REDEMPTION
   PRICE PER SHARE-CLASS II SHARES
   ($70,027,656 / 10,293,254 SHARES)                                 $   6.80
=============================================================================

* Non-income producing security.
ADR -- American Depositary Receipt
Cl -- Class

The accompanying notes are an integral part of the financial statements


                                  Constellation Funds 2004 Annual Report | 87

FINANCIAL STATEMENTS

SCHEDULE OF INVESTMENTS
Constellation TIP Small Cap Value Opportunities Fund
September 30, 2004

                                                                           Value
                                                                 Shares    (000)
--------------------------------------------------------------------------------
COMMON STOCK (96.0%)
--------------------------------------------------------------------------------
CONSUMER DISCRETIONARY (7.1%)
--------------------------------------------------------------------------------
4Kids Entertainment (A)*                                          5,680   $  115
Blockbuster, Cl A (A)                                             8,420       64
Childrens Place*                                                  3,340       80
Dick's Sporting Goods (A)*                                        4,170      149
Genesco (A)*                                                      6,390      151
Goodyear Tire & Rubber (A)*                                      16,060      172
Rush Enterprises, Cl B (A)*                                       6,160       72
Warnaco Group*                                                    5,990      133
Zale*                                                             3,500       98
                                                                          ------
                                                                           1,034
                                                                          ------
--------------------------------------------------------------------------------
CONSUMER STAPLES (2.2%)
--------------------------------------------------------------------------------
BJ's Wholesale Club*                                              3,980      109
Ralcorp Holdings*                                                 5,950      215
                                                                          ------
                                                                             324
                                                                          ------
--------------------------------------------------------------------------------
ENERGY (6.1%)
--------------------------------------------------------------------------------
Cal Dive International*                                           3,550      126
Consol Energy                                                     5,470      191
Key Energy Services*                                             18,750      207
Lone Star Technologies*                                           5,860      222
Western Gas Resources                                             5,010      143
                                                                          ------
                                                                             889
                                                                          ------
--------------------------------------------------------------------------------
FINANCIALS (27.7%)
--------------------------------------------------------------------------------
Accredited Home Lenders Holding*                                  3,800      146
Advanta, Cl B (A)                                                 7,330      177
Alexandria Real Estate Equities (A)                               2,630      173
American Financial Group                                          6,050      181
BankAtlantic Bancorp, Cl A                                        7,830      144
Capital Automotive REIT (A)                                       8,460      265
Commercial Capital Bancorp*                                       8,600      195
First Republic Bank (A)                                           3,130      144
Heritage Commerce*                                                9,400      155
Maguire Properties                                                2,870       70
Mi Developments, Cl A                                             5,820      147
New Century Financial                                             1,880      113
Pan Pacific Retail Properties                                     3,390      183
People's Bank (A)                                                 5,260      188
Provident Bancorp (A)                                            15,140      178
Reckson Associates Realty                                         7,010      202
SL Green Realty                                                   3,360      174
South Financial Group                                             6,000      169
Southwest Bancorp of Texas                                        5,270      106
Sterling Financial*                                               6,736      237
Umpqua Holdings (A)                                               7,360      166

                                                                           Value
                                                                 Shares    (000)
--------------------------------------------------------------------------------
Ventas                                                            7,160   $  186
Virginia Commerce Bancorp (A)*                                    5,290      143
Webster Financial                                                 3,870      191
                                                                          ------
                                                                           4,033
                                                                          ------
--------------------------------------------------------------------------------
HEALTH CARE (6.0%)
--------------------------------------------------------------------------------
Analogic                                                          4,270      178
Digene*                                                           3,990      104
Endo Pharmaceuticals Holdings*                                    7,830      144
Genesis HealthCare (A)*                                           4,810      146
Magellan Health Services*                                         4,200      153
PolyMedica                                                        4,620      142
                                                                          ------
                                                                             867
                                                                          ------
--------------------------------------------------------------------------------
INDUSTRIALS (25.3%)
--------------------------------------------------------------------------------
Albany International, Cl A                                        4,030      120
Amerco*                                                           6,400      243
Beazer Homes USA (A)                                              1,620      173
Brink's                                                           6,405      193
Bucyrus International, Cl A*                                      4,360      146
General Maritime (A)*                                             4,770      166
GrafTech International*                                          10,240      143
Laidlaw International*                                           16,570      273
McDermott International*                                         13,960      165
Measurement Specialties*                                          8,720      217
OMI                                                              21,310      341
Roper Industries                                                  3,640      209
School Specialty*                                                 3,050      120
SCS Transportation*                                               7,770      147
Terex*                                                            5,730      249
Timken                                                            6,140      151
USG (A)*                                                          7,980      145
Washington Group International*                                   6,030      209
Waste Connections*                                                2,390       76
Watts Water Technologies, Cl A (A)                                7,000      188
                                                                          ------
                                                                           3,674
                                                                          ------
--------------------------------------------------------------------------------
INFORMATION TECHNOLOGY (5.5%)
--------------------------------------------------------------------------------
Exar*                                                             8,060      114
Imation                                                           5,130      183
Intergraph (A)*                                                   5,415      147
Lipman Electronic Engineering                                     7,050      166
NAM TAI Electronics (A)                                           9,050      193
                                                                          ------
                                                                             803
                                                                          ------

88 | Constellation Funds 2004 Annual Report

FINANCIAL STATEMENTS

Schedule of Investments
Constellation TIP Small Cap Value Opportunities Fund

                                                                           Value
                                                                Shares     (000)
--------------------------------------------------------------------------------
MATERIALS (8.2%)
--------------------------------------------------------------------------------
Agrium                                                           9,620   $   171
Apex Silver Mines (A)*                                           8,850       192
Arch Coal                                                        5,000       178
Carpenter Technology                                             2,110       101
FMC*                                                             4,200       204
Georgia Gulf                                                     1,410        63
Metals USA (A)*                                                  8,800       156
RPM International                                                6,880       121
                                                                         -------
                                                                           1,186
                                                                         -------
--------------------------------------------------------------------------------
TELECOMMUNICATION SERVICES (5.6%)
--------------------------------------------------------------------------------
Alamosa Holdings (A)*                                           26,350       201
SBA Communications, Cl A*                                       27,410       192
Spectrasite*                                                     4,420       205
US Unwired (A)*                                                 77,820       209
                                                                         -------
                                                                             807
                                                                         -------
--------------------------------------------------------------------------------
UTILITIES (2.3%)
--------------------------------------------------------------------------------
AGL Resources                                                    4,780       147
Southern Union*                                                  8,883       182
                                                                         -------
                                                                             329
                                                                         -------
--------------------------------------------------------------------------------
TOTAL COMMON STOCK (COST $12,098)                                         13,946

--------------------------------------------------------------------------------
SHORT-TERM INVESTMENT HELD AS COLLATERAL FOR
 LOANED SECURITIES (23.5%)
--------------------------------------------------------------------------------
Boston Global Investment Trust --
 Quality Portfolio                                           3,421,700     3,422
--------------------------------------------------------------------------------
TOTAL SHORT-TERM INVESTMENT HELD
 AS COLLATERAL FOR LOANED SECURITIES
 (COST $3,422)                                                             3,422
================================================================================
--------------------------------------------------------------------------------
CASH EQUIVALENT (1.0%)
--------------------------------------------------------------------------------
BlackRock TempCash Fund,
 Institutional Shares                                          150,095       150
--------------------------------------------------------------------------------
TOTAL CASH EQUIVALENT (COST $150)                                            150
================================================================================
--------------------------------------------------------------------------------
TOTAL INVESTMENTS (120.5%) (COST $15,670)                                $17,518
================================================================================

Percentages are based on net assets of $14,533,421.
* Non-income producing security.
(A) The security or a portion of this security is on loan at September 30, 2004 (See Note 9 in the Notes to Financial Statements). The total value of securities on loan at September 30, 2004 was $3,309,691.
Cl -- Class
REIT -- Real Estate Investment Trusts

The accompanying notes are an integral part of the financial statements


                                     Constellation Funds 2004 Annual Report | 89

FINANCIAL STATEMENTS

STATEMENT OF NET ASSETS
Constellation TIP Financial Services Fund
September 30, 2004

                                                                           Value
                                                                Shares     (000)
--------------------------------------------------------------------------------
COMMON STOCK (99.2%)
--------------------------------------------------------------------------------
FINANCIALS (88.8%)
--------------------------------------------------------------------------------
Affiliated Managers Group (A)*                                  10,530   $   564
Allstate                                                         9,700       466
American Express                                                13,200       679
American International Group                                    10,534       716
Aspen Insurance Holdings (A)*                                   15,350       353
CapitalSource (A)*                                              14,370       321
Charles Schwab                                                  34,020       313
CIT Group                                                       13,220       494
Citigroup                                                       16,940       747
City National                                                    4,770       310
CoBiz (A)                                                       11,860       196
East-West Bancorp                                                9,160       308
Fidelity National Financial                                      8,600       328
Genworth Financial, Cl A*                                       13,500       315
Golden West Financial                                            4,840       537
Goldman Sachs Group                                              7,430       693
Investors Financial Services (A)                                 7,470       337
Jackson Hewitt Tax Service*                                     13,790       279
Lehman Brothers Holdings                                         6,050       482
MBNA                                                            18,130       457
Merrill Lynch                                                    9,290       462
MGIC Investment                                                  2,980       198
Morgan Stanley                                                  13,530       667
Northern Trust                                                  14,570       594
Silicon Valley Bancshares (A)*                                  14,720       547
Sovereign Bancorp                                               23,410       511
T. Rowe Price Group                                              4,620       235
Texas Regional Bancshares, Cl A                                  5,430       169
UCBH Holdings                                                   10,610       415
Wells Fargo                                                      9,325       556
Zions Bancorporation                                             5,130       313
                                                                         -------
                                                                          13,562
                                                                         -------
--------------------------------------------------------------------------------
INFORMATION TECHNOLOGY (10.4%)
--------------------------------------------------------------------------------
Checkfree*                                                      11,820       328
First Data                                                       8,890       387
Global Payments (A)                                              9,850       527
Paychex                                                         11,480       346
                                                                         -------
                                                                           1,588
                                                                         -------
--------------------------------------------------------------------------------
TOTAL COMMON STOCK
 (COST $13,202)                                                           15,150
================================================================================

                                                                           Value
                                                                Shares     (000)
--------------------------------------------------------------------------------
SHORT-TERM INVESTMENT HELD AS COLLATERAL FOR LOANED
 SECURITIES (14.4%)
--------------------------------------------------------------------------------
Boston Global Investment Trust --
 Quality Portfolio                                           2,190,300  $ 2,190
--------------------------------------------------------------------------------
TOTAL SHORT-TERM INVESTMENT HELD
 AS COLLATERAL FOR LOANED SECURITIES
 (COST $2,190)                                                            2,190
================================================================================
--------------------------------------------------------------------------------
CASH EQUIVALENT (3.1%)
--------------------------------------------------------------------------------
BlackRock TempCash Fund,
 Institutional Shares                                          479,316      479
--------------------------------------------------------------------------------
TOTAL CASH EQUIVALENT
 (COST $479)                                                                479
================================================================================
TOTAL INVESTMENTS (116.7%)
 (COST $15,871)                                                          17,819
================================================================================
--------------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES, NET (-16.7%)
--------------------------------------------------------------------------------
Obligation to return securities lending collateral                       (2,190)
Payable due to Investment Adviser                                           (11)
Payable due to Administrator                                                 (2)
Other assets and liabilities, net                                          (347)
--------------------------------------------------------------------------------
TOTAL OTHER ASSETS AND LIABILITIES, NET                                  (2,550)
--------------------------------------------------------------------------------
NET ASSETS (100%)                                                       $15,269
================================================================================
--------------------------------------------------------------------------------
NET ASSETS CONSIST OF:
--------------------------------------------------------------------------------
Portfolio capital of Class I Shares (unlimited
 authorization - no par value) based
 on 1,100,352 outstanding shares of
 beneficial interest                                                    $12,332
Accumulated net realized gain on investments                                989
Net unrealized appreciation on investments                                1,948
--------------------------------------------------------------------------------
NET ASSETS                                                              $15,269
================================================================================
--------------------------------------------------------------------------------
NET ASSET VALUE, OFFERING AND
 REDEMPTION PRICE PER
 SHARE-CLASS I SHARES                                                   $ 13.88
================================================================================

* Non-income producing security.
(A) The security or a portion of this security is on loan at September 30, 2004 (See Note 9 in the Notes to Financial Statements). The total value of securities on loan at September 30, 2004 was $2,116,049.
Cl -- Class

The accompanying notes are an integral part of the financial statements

90 | Constellation Funds 2004 Annual Report

FINANCIAL STATEMENTS

STATEMENT OF NET ASSETS
Constellation TIP Healthcare & Biotechnology Fund
September 30, 2004

                                                                           Value
                                                                 Shares    (000)
--------------------------------------------------------------------------------
COMMON STOCK (98.1%)
--------------------------------------------------------------------------------
HEALTH CARE (98.1%)
--------------------------------------------------------------------------------
Aetna                                                            12,350   $1,234
Amedisys*                                                        12,000      359
Amgen*                                                           15,720      891
Anika Therapeutics*                                              17,930      247
Anthem*                                                          17,650    1,540
Biogen Idec*                                                     14,270      873
Biosite (A)*                                                      9,220      451
Boston Scientific*                                               38,700    1,538
C.R. Bard                                                        14,780      837
Caremark Rx*                                                     40,950    1,313
Charles River Laboratories International*                        24,980    1,144
Community Health Systems*                                        15,440      412
Cooper                                                           15,300    1,049
Dade Behring Holdings*                                            7,110      396
Digene (A)*                                                      20,170      524
Elan ADR*                                                        41,060      961
Endo Pharmaceuticals Holdings (A)*                               41,910      770
Fisher Scientific International*                                 17,890    1,044
Genesis HealthCare (A)*                                          14,570      443
Gilead Sciences*                                                 30,240    1,130
Impax Laboratories*                                              33,370      513
Inamed*                                                          16,850      803
IVAX*                                                            33,637      644
Kindred Healthcare (A)*                                          16,360      399
Magellan Health Services*                                        15,780      577
Manor Care                                                        9,590      287
Martek Biosciences*                                               5,300      258
MGI Pharma (A)*                                                  31,080      830
NeighborCare (A)*                                                14,900      378
Nektar Therapeutics (A)*                                         18,260      264
Neurocrine Biosciences (A)*                                       6,430      303
OSI Pharmaceuticals*                                              9,970      613
PacifiCare Health Systems*                                       16,430      603
Patterson (A)*                                                    6,080      466
Pfizer                                                           55,040    1,684
Pharmion (A)*                                                    17,740      917
Salix Pharmaceuticals (A)*                                        9,895      213
Select Medical                                                   56,830      763
Sepracor (A)*                                                     9,970      486
Sierra Health Services*                                           5,450      261
Teva Pharmaceutical Industries ADR                               24,480      635

                                                                        Value
                                                            Shares      (000)
-----------------------------------------------------------------------------
UnitedHealth Group                                          16,979    $ 1,252
Varian*                                                     10,220        387
Waters*                                                     16,590        732
WellCare Health Plans (A)*                                  30,000        569
Wyeth                                                       31,710      1,186
Xenogen*                                                    23,740        146
Zimmer Holdings*                                            17,140      1,355
                                                                      -------
                                                                       34,680
                                                                      -------
-----------------------------------------------------------------------------
TOTAL COMMON STOCK (COST $33,496)                                      34,680
                                                                      -------
-----------------------------------------------------------------------------
SHORT-TERM INVESTMENT HELD AS COLLATERAL FOR
  LOANED SECURITIES (12.0%)
-----------------------------------------------------------------------------
Boston Global Investment Trust -- Quality Portfolio      4,252,500      4,253
                                                                      -------
-----------------------------------------------------------------------------
TOTAL SHORT-TERM INVESTMENT HELD AS COLLATERAL FOR
  LOANED SECURITIES (COST $4,253)                                       4,253
                                                                      -------
=============================================================================
CASH EQUIVALENTS (6.7%)
-----------------------------------------------------------------------------
BlackRock TempCash Fund, Institutional Shares            1,752,720      1,753
BlackRock TempFund, Institutional Shares                   633,533        633
-----------------------------------------------------------------------------
TOTAL CASH EQUIVALENTS (COST $2,386)                                    2,386
                                                                      -------
=============================================================================
TOTAL INVESTMENTS (116.8%) (COST $40,135)                              41,319
=============================================================================
OTHER ASSETS AND LIABILITIES, NET (-16.8)%
-----------------------------------------------------------------------------
Obligation to return securities lending collateral                     (4,253)
Payable for investment securities purchased                            (1,790)
Payable due to Investment Adviser                                         (21)
Payable due to Shareholder Servicing Agent                                 (6)
Payable due to Administrator                                               (4)
Other assets and liabilities, net                                         126
-----------------------------------------------------------------------------
TOTAL OTHER ASSETS AND LIABILITIES, NET                                (5,948)
-----------------------------------------------------------------------------
NET ASSETS (100%)                                                     $35,371
=============================================================================

                                  Constellation Funds 2004 Annual Report | 91

FINANCIAL STATEMENTS

Statement of Net Assets
Constellation TIP Healthcare & Biotechnology Fund


                                                                           Value
                                                                           (000)
--------------------------------------------------------------------------------
NET ASSETS CONSIST OF:
--------------------------------------------------------------------------------
Portfolio capital of Class II Shares (unlimited authorization
  - no par value) based on 2,565,402 outstanding shares of
  beneficial interest                                                    $33,148
Accumulated net realized gain on investments                               1,039
Net unrealized appreciation on investments                                 1,184
--------------------------------------------------------------------------------
NET ASSETS                                                               $35,371
================================================================================
--------------------------------------------------------------------------------
NET ASSET VALUE, OFFERING AND
  REDEMPTION PRICE PER SHARE-
  CLASS II SHARES                                                        $ 13.79
================================================================================

* Non-income producing security.
(A) The security or a portion of this security is on loan at September 30, 2004 (See Note 9 in the Notes to Financial Statements). The total value of securities on loan at September 30, 2004 was $4,141,963.
ADR -- American Depositary Receipt

The accompanying notes are an integral part of the financial statements.


92 | Constellation Funds 2004 Annual Report

FINANCIAL STATEMENTS

STATEMENT OF NET ASSETS
Constellation TIP Tax Managed U.S. Equity Fund
September 30, 2004

                                                                           Value
                                                                 Shares    (000)
--------------------------------------------------------------------------------
COMMON STOCK--100.3%
--------------------------------------------------------------------------------
CONSUMER DISCRETIONARY--10.3%
--------------------------------------------------------------------------------
Autoliv                                                             700   $   28
Best Buy                                                            800       43
Coach*                                                              800       34
Comcast, Cl A*                                                    1,400       40
eBay*                                                               780       72
Marriott International, Cl A                                        700       36
News Corp ADR                                                       900       30
Nike, Cl B                                                          500       40
Starbucks*                                                          990       45
Starwood Hotels & Resorts Worldwide                                 500       23
Target                                                            1,900       86
Time Warner*                                                      2,870       46
                                                                          ------
                                                                             523
                                                                          ------
--------------------------------------------------------------------------------
CONSUMER STAPLES (9.6%)
--------------------------------------------------------------------------------
Archer-Daniels-Midland                                            2,630       45
Avon Products                                                       800       35
Clorox                                                            1,110       59
PepsiCo                                                           1,810       88
Procter & Gamble                                                  2,280      123
Wal-Mart Stores                                                     770       41
Walgreen                                                          1,600       57
Whole Foods Market (A)                                              440       38
                                                                          ------
                                                                             486
                                                                          ------
--------------------------------------------------------------------------------
ENERGY (8.0%)
--------------------------------------------------------------------------------
Apache                                                            1,424       71
ConocoPhillips                                                      400       33
Kinder Morgan                                                       440       28
Murphy Oil                                                          280       24
Pioneer Natural Resources (A)                                     1,500       52
Smith International*                                              1,260       77
Western Gas Resources                                             1,520       43
XTO Energy                                                        2,375       77
                                                                          ------
                                                                             405
                                                                          ------
--------------------------------------------------------------------------------
FINANCIALS (17.9%)
--------------------------------------------------------------------------------
Allstate                                                          1,550       74
American Express                                                  2,150      111
American International Group                                      2,100      143
Charles Schwab                                                    4,000       37
CIT Group                                                         1,150       43
Citigroup                                                         1,360       60
Goldman Sachs Group                                               1,190      111
MGIC Investment                                                     440       29
Morgan Stanley                                                    1,960       97

                                                                           Value
                                                                 Shares    (000)
--------------------------------------------------------------------------------
T. Rowe Price Group                                               2,170   $  110
Wells Fargo                                                       1,580       94
                                                                          ------
                                                                             909
                                                                          ------
--------------------------------------------------------------------------------
HEALTH CARE (15.0%)
--------------------------------------------------------------------------------
Amgen*                                                            1,570       89
Anthem*                                                             700       61
Biogen Idec*                                                      1,060       65
Boston Scientific*                                                1,200       48
Caremark Rx*                                                      2,400       77
Fisher Scientific International*                                    480       28
Forest Laboratories*                                                800       36
Genentech*                                                          940       49
Gilead Sciences*                                                  1,400       52
Medtronic                                                           800       42
Pfizer                                                            4,190      128
St. Jude Medical*                                                   690       52
Zimmer Holdings*                                                    420       33
                                                                          ------
                                                                             760
                                                                          ------
--------------------------------------------------------------------------------
INDUSTRIALS (10.3%)
--------------------------------------------------------------------------------
3M                                                                  380       30
Caterpillar                                                         650       52
Danaher                                                             800       41
General Electric                                                  6,000      202
Monster Worldwide*                                                1,200       30
Southwest Airlines                                                2,350       32
Tyco International                                                3,060       94
United Parcel Service, Cl B                                         590       45
                                                                          ------
                                                                             526
                                                                          ------
--------------------------------------------------------------------------------
INFORMATION TECHNOLOGY (21.2%)
--------------------------------------------------------------------------------
Alliance Data Systems*                                            1,400       57
Apple Computer*                                                     800       31
Applied Materials*                                                3,420       56
CDW                                                                 610       35
Cisco Systems*                                                    5,770      104
Dell*                                                             2,470       88
EMC*                                                              2,800       32
First Data                                                        2,440      106
Fiserv*                                                             750       26
Google, Cl A (A)*                                                   200       26
Intel                                                             1,920       39
Juniper Networks*                                                 2,600       61
Microsoft                                                         2,750       76

                                     Constellation Funds 2004 Annual Report | 93

FINANCIAL STATEMENTS

Statement of Net Assets
Constellation TIP Tax Managed U.S. Equity Fund
                                                                           Value
                                                                 Shares    (000)
--------------------------------------------------------------------------------
Polycom*                                                          1,750   $   35
Research In Motion*                                                 350       27
Sanmina-SCI*                                                      4,200       30
SAP ADR*                                                          1,700       66
Silicon Laboratories*                                               400       13
Sun Microsystems*                                                 8,800       36
Symantec*                                                           840       46
Texas Instruments                                                   700       15
VeriSign*                                                         1,300       26
Yahoo!*                                                           1,360       46
                                                                          ------
                                                                           1,077
                                                                          ------
--------------------------------------------------------------------------------
MATERIALS (3.9%)
--------------------------------------------------------------------------------
Alcoa                                                             2,220       75
Ecolab (A)                                                          950       30
Monsanto                                                            950       35
Peabody Energy                                                    1,000       59
                                                                          ------
                                                                             199
                                                                          ------
--------------------------------------------------------------------------------
TELECOMMUNICATION SERVICES (2.3%)
--------------------------------------------------------------------------------
America Movil ADR*                                                2,200       86
Western Wireless, Cl A*                                           1,300       33
                                                                          ------
                                                                             119
                                                                          ------
--------------------------------------------------------------------------------
UTILITIES (1.8%)
--------------------------------------------------------------------------------
AES*                                                              4,860       49
Questar                                                             900       41
                                                                          ------
                                                                              90
                                                                          ------
--------------------------------------------------------------------------------
TOTAL COMMON STOCK
 (COST $4,379)                                                             5,094
================================================================================

                                                                           Value
                                                                Shares     (000)
--------------------------------------------------------------------------------

SHORT-TERM INVESTMENT HELD AS
 COLLATERAL FOR LOANED SECURITIES (1.0%)
--------------------------------------------------------------------------------
Boston Global Investment Trust--
 Quality Portfolio                                              51,200  $    51
                                                                         -------
--------------------------------------------------------------------------------
TOTAL SHORT-TERM INVESTMENT HELD
 AS COLLATERAL FOR LOANED SECURITIES
 (COST $51)                                                                  51
================================================================================
--------------------------------------------------------------------------------
CASH EQUIVALENT (0.2%)
--------------------------------------------------------------------------------
BlackRock TempCash Fund, Institutional Shares                   10,121       10
--------------------------------------------------------------------------------
TOTAL CASH EQUIVALENT
 (COST $10)                                                                  10
================================================================================
TOTAL INVESTMENTS (101.5%)
 (COST $4,440)                                                            5,155
================================================================================
OTHER ASSETS AND LIABILITIES, NET (-1.5%)
--------------------------------------------------------------------------------
Obligation to return securities lending collateral                          (51)
Payable due to Investment Adviser                                            (1)
Payable due to Administrator                                                 (1)
Payable due to Shareholder Servicing Agent                                   (1)
Other assets and liabilities, net                                           (21)
--------------------------------------------------------------------------------
TOTAL OTHER ASSETS AND LIABILITIES, NET                                     (75)
--------------------------------------------------------------------------------
NET ASSETS (100%)                                                       $ 5,080
================================================================================
NET ASSETS CONSIST OF:
--------------------------------------------------------------------------------
Portfolio capital of Class II Shares
 (unlimited authorization -- no par value)
 based on 574,753 outstanding shares
 of beneficial interest                                                 $ 6,377
Accumulated net realized loss on investments                             (2,012)
Net unrealized appreciation on investments                                  715
--------------------------------------------------------------------------------
NET ASSETS                                                              $ 5,080
================================================================================
--------------------------------------------------------------------------------
NET ASSET VALUE, OFFERING AND REDEMPTION
 PRICE PER SHARE -- CLASS II SHARES                                       $8.84
================================================================================

* Non-income producing security.
(A) The security or a portion of this security is on loan at September 30, 2004 (See Note 9 in the Notes to Financial Statements). The total value of securities on loan at September 30, 2004 was $50,139.
ADR -- American Depositary Receipt
Cl -- Class

The accompanying notes are an integral part of the financial statements.


94 | Constellation Funds 2004 Annual Report

FINANCIAL STATEMENTS

STATEMENT OF NET ASSETS
Constellation International Equity Fund
September 30, 2004

                                                                           Value
                                                                 Shares    (000)
--------------------------------------------------------------------------------
COMMON STOCK (96.3%)
--------------------------------------------------------------------------------
AUSTRALIA (0.7%)
--------------------------------------------------------------------------------
Amcor                                                            25,442   $  133
National Australia Bank                                          11,486      226
Rio Tinto                                                        13,900      384
Santos                                                           10,000       53
                                                                          ------
                                                                             796
                                                                          ------
--------------------------------------------------------------------------------
BELGIUM (0.3%)
--------------------------------------------------------------------------------
Fortis*                                                          14,700      350
                                                                          ------
--------------------------------------------------------------------------------
BERMUDA (0.3%)
--------------------------------------------------------------------------------
Axis Capital Holdings                                            13,800      359
                                                                          ------
--------------------------------------------------------------------------------
BRAZIL (1.4%)
--------------------------------------------------------------------------------
Banco Bradesco ADR*                                               7,400      390
Banco Itau Holding Financeira ADR*                                3,600      200
Petroleo Brasileiro ADR*                                         18,117      638
Tele Celular Sul Participacoes ADR*                                 676       10
Telecomunicacoes Brasileiras ADR*                                 7,300      201
                                                                          ------
                                                                           1,439
                                                                          ------
--------------------------------------------------------------------------------
CANADA (1.1%)
--------------------------------------------------------------------------------
Canadian Pacific Railway                                         14,800      383
Quebecor World                                                   15,600      349
Sobeys                                                           16,500      414
                                                                          ------
                                                                           1,146
                                                                          ------
--------------------------------------------------------------------------------
CHINA (0.5%)
--------------------------------------------------------------------------------
China Telecom, Cl H                                             119,000       38
Huadian Power International, Cl H                               569,400      186
People's Food Holdings                                          438,000      302
                                                                          ------
                                                                             526
                                                                          ------
--------------------------------------------------------------------------------
CROATIA (0.1%)
--------------------------------------------------------------------------------
Pliva GDR*                                                        4,000       60
                                                                          ------
--------------------------------------------------------------------------------
DENMARK (0.2%)
--------------------------------------------------------------------------------
Danske Bank                                                       6,700      176
                                                                          ------
--------------------------------------------------------------------------------

                                                                           Value
                                                                Shares     (000)
--------------------------------------------------------------------------------
FINLAND (0.7%)
--------------------------------------------------------------------------------
M-Real, Cl V*                                                   19,300   $   112
Nokia*                                                           1,800        25
Nokia ADR*                                                      12,500       171
Sampo, Cl A                                                     17,600       195
UPM-Kymmene*                                                    11,600       221
                                                                         -------
                                                                             724
                                                                         -------
--------------------------------------------------------------------------------
FRANCE (10.0%)
--------------------------------------------------------------------------------
Accor                                                            8,106       316
AXA                                                             24,500       496
BNP Paribas                                                      4,350       281
Carrefour*                                                      14,953       704
Club Mediterranee*                                              11,000       521
Credit Agricole                                                  1,000        27
France Telecom*                                                 55,796     1,392
Lafarge*                                                         8,050       705
Lagardere*                                                       5,396       335
Pernod-Ricard                                                    1,792       238
Pinault-Printemps-Redoute*                                       5,631       518
Sanofi-Aventis*                                                 17,874     1,317
Schneider Electric                                               3,204       207
SNECMA*                                                          9,600       196
Technip*                                                         5,700       922
Thomson                                                         19,200       403
Total                                                            6,489     1,324
Valeo                                                            4,600       169
Veolia Environnement                                            11,443       330
Vivendi Universal*                                              11,978       307
                                                                         -------
                                                                          10,708
                                                                         -------


                                     Constellation Funds 2004 Annual Report | 95

FINANCIAL STATEMENTS

Statement of Net Assets
Constellation International Equity Fund
                                                                           Value
                                                                 Shares    (000)
--------------------------------------------------------------------------------
GERMANY (5.7%)
--------------------------------------------------------------------------------
Adidas-Salomon                                                    3,165   $  442
Altana*                                                          11,600      676
Bayerische Hypo-und Vereinsbank*                                 25,700      494
Deutsche Bank*                                                    3,620      261
Deutsche Boerse*                                                 13,630      690
Deutsche Lufthansa*                                              19,800      231
Deutsche Post*                                                   16,830      327
Deutsche Postbank*                                                3,900      152
E.ON*                                                             3,730      276
Fresenius Medical Care*                                          14,500    1,112
Heidelberger Druckmaschinen*                                      3,500      104
KarstadtQuelle*                                                  11,700      183
Medion*                                                           3,850       77
Rhoen Klinikum*                                                   4,000      199
Schering*                                                         5,607      355
Siemens*                                                          2,600      191
Volkswagen*                                                       8,048      310
                                                                          ------
                                                                           6,080
                                                                          ------
--------------------------------------------------------------------------------
GREECE (0.2%)
--------------------------------------------------------------------------------
Hellenic Telecommunications
 Organization*                                                   13,240      178
                                                                          ------
--------------------------------------------------------------------------------
GUERNSEY (0.9%)
--------------------------------------------------------------------------------
Amdocs*                                                          42,600      930
                                                                          ------
--------------------------------------------------------------------------------
HONG KONG (3.1%)
--------------------------------------------------------------------------------
Bank of East Asia                                                34,138       96
Cafe de Coral Holdings                                          192,000      208
China Mobile Hong Kong                                           77,592      236
Citic Pacific                                                     8,800       23
Denway Motors                                                   416,000      139
Glorious Sun Enterprises                                        810,000      265
Hung Hing Printing Group                                        398,000      306
MTR                                                               9,218       14
PCCW*                                                           462,000      305
Sun Hung Kai Properties                                          77,000      726
Swire Pacific, Cl A                                              71,500      497
TPV Technology                                                  172,000      109
Yue Yuen Industrial Holdings                                    170,000      439
                                                                          ------
                                                                           3,363
                                                                          ------

                                                                           Value
                                                                 Shares    (000)
--------------------------------------------------------------------------------
HUNGARY (0.1%)
--------------------------------------------------------------------------------
Matav Magyar Tavkozlesi*                                         19,700   $   83
Matav Magyar Tavkozlesi ADR*                                      3,200       65
                                                                          ------
                                                                             148
                                                                          ------
--------------------------------------------------------------------------------
INDIA (0.6%)
--------------------------------------------------------------------------------
Hindalco Industries GDR*                                          6,700      195
Mahanagar Telephone Nigam ADR*                                   22,200      157
Reliance Industries GDR*                                         10,500      245
                                                                          ------
                                                                             597
                                                                          ------
--------------------------------------------------------------------------------
INDONESIA (0.1%)
--------------------------------------------------------------------------------
Gudang Garam*                                                    78,500      112
                                                                          ------
--------------------------------------------------------------------------------
IRELAND (0.9%)
--------------------------------------------------------------------------------
Bank of Ireland                                                  35,000      472
Ryanair Holdings ADR*                                            16,400      479
                                                                          ------
                                                                             951
                                                                          ------
--------------------------------------------------------------------------------
ITALY (4.1%)
--------------------------------------------------------------------------------
Banca Intesa*                                                   170,892      650
Banche Popolari Unite                                             5,950       99
Benetton Group*                                                  10,600      128
ENI                                                              63,379    1,422
Finmeccanica*                                                   422,500      298
Mediaset                                                         58,693      667
Sanpaolo IMI                                                      7,400       84
Telecom Italia*                                                 286,530      657
UniCredito Italiano*                                             80,700      408
                                                                          ------
                                                                           4,413
                                                                          ------
--------------------------------------------------------------------------------
JAPAN (21.3%)
--------------------------------------------------------------------------------
77 Bank                                                          37,900      213
Aiful                                                             2,700      265
Alps Electric                                                    15,700      187
Bridgestone                                                      31,000      576
Canon                                                            12,000      565
Coca-Cola West Japan                                             14,600      356
Credit Saison                                                    11,100      342
Daiwa House Industry                                             31,000      304
Daiwa Securities Group                                           47,000      298
Denso                                                            24,000      568
Dentsu                                                               57      153

96 | Constellation Funds 2004 Annual Report

FINANCIAL STATEMENTS

Statement of Net Assets
Constellation International Equity Fund

                                                                           Value
                                                                 Shares    (000)
--------------------------------------------------------------------------------
Electric Power Development (A)*                                   1,000   $   27
Fuji Heavy Industries                                           108,000      547
Fuji Machine Manufacturing                                        3,400       32
Fuji Photo Film                                                  18,600      612
Fujirebio                                                        51,000      700
Funai Electric                                                    1,150      155
Honda Motor                                                       8,727      424
Kao                                                              10,500      232
KDDI                                                                 29      141
Kuraray                                                          20,800      156
Lawson                                                            6,000      208
Mabuchi Motor                                                     3,900      280
Matsumotokiyoshi                                                  7,700      195
Matsushita Electric Industrial                                   36,000      481
Meitec                                                           10,100      364
Millea Holdings                                                      82    1,059
Minebea                                                          55,000      225
Misawa Homes Holdings*                                            9,000       27
Mitsubishi Estate                                                93,000      972
Mitsubishi Tokyo Financial Group                                     51      426
Murata Manufacturing                                              4,000      193
Nippon Express                                                   68,000      330
Nippon Shinpan*                                                 135,000      399
Nippon Telegraph & Telephone                                         36      144
Nipponkoa Insurance                                             174,000      976
Nissan Motor                                                     36,600      399
Nomura Holdings                                                  20,000      257
Olympus                                                           5,300      102
ORIX                                                              4,648      478
Ricoh                                                            17,000      321
Rinnai                                                            8,900      272
Rohm                                                              2,500      252
Secom                                                            14,000      487
Sekisui House                                                    20,000      191
Seven-Eleven Japan                                               11,000      315
SFCG                                                              1,250      246
Shin-Etsu Chemical                                                9,178      330
Shiseido                                                         14,000      172
Skylark                                                          12,300      204
Sohgo Security Services                                           8,500      112
Sumitomo Bakelite                                                27,200      164
Sumitomo Chemical                                                50,500      240
Sumitomo Mitsui Financial Group                                      20      115
T&D Holdings*                                                    10,350      454
Taisho Pharmaceutical                                             9,000      167

                                                                           Value
                                                                Shares     (000)
--------------------------------------------------------------------------------
Takeda Pharmaceutical                                           25,200   $ 1,145
TDK                                                             15,300     1,021
Tokyo Electron                                                   6,300       308
Toyota Motor                                                     4,800       184
Yamada Denki                                                    19,200       663
Yamaguchi Bank                                                  42,000       419
Yamaha Motor                                                    17,400       264
Yamanouchi Pharmaceutical                                       11,200       363
                                                                         -------
                                                                          22,777
                                                                         -------
--------------------------------------------------------------------------------
MALAYSIA (0.2%)
--------------------------------------------------------------------------------
Malayan Banking                                                 28,300        82
Sime Darby                                                     116,000       175
                                                                         -------
                                                                             257
                                                                         -------
--------------------------------------------------------------------------------
MEXICO (2.0%)
--------------------------------------------------------------------------------
Cemex ADR*                                                      22,211       625
Cifra*                                                          44,746       152
Coca-Cola Femsa ADR*                                            25,100       489
Grupo Televisa ADR*                                              3,662       193
Kimberly-Clark de Mexico, Cl A*                                 38,900       114
Telefonos de Mexico ADR*                                        18,800       607
                                                                         -------
                                                                           2,180
                                                                         -------
--------------------------------------------------------------------------------
NETHERLANDS (5.4%)
--------------------------------------------------------------------------------
ABN AMRO Holding*                                                7,994       182
Aegon*                                                          24,469       264
Akzo Nobel*                                                     30,460     1,077
DSM*                                                            12,350       645
Fortis Bank Nederland*                                           3,125        --
Heineken*                                                       30,565       921
Heineken Holding, Cl A*                                          2,125        57
ING Groep*                                                      16,082       406
Koninklijke Ahold*                                              66,200       423
Koninklijke Philips Electronics*                                25,280       580
Koninklijke Philips Electronics, NY Shares*                      6,800       156
Royal Dutch Petroleum*                                           5,100       263
VNU*                                                            20,508       528
Wolters Kluwer*                                                 15,163       256
                                                                         -------
                                                                           5,758
                                                                         -------

                                     Constellation Funds 2004 Annual Report | 97

FINANCIAL STATEMENTS

Statement of Net Assets
Constellation International Equity Fund

                                                                           Value
                                                                 Shares    (000)
--------------------------------------------------------------------------------
NEW ZEALAND (0.0%)
--------------------------------------------------------------------------------
Carter Holt Harvey                                               30,900   $   47
                                                                          ------
--------------------------------------------------------------------------------
NORWAY (0.1%)
--------------------------------------------------------------------------------
Norsk Hydro                                                       1,150       84
                                                                          ------
--------------------------------------------------------------------------------
PORTUGAL (0.9%)
--------------------------------------------------------------------------------
Banco Comercial Portugues*                                       67,121      146
Electricidade de Portugal*                                       57,225      167
Portugal Telecom SGPS*                                           62,599      691
                                                                          ------
                                                                           1,004
                                                                          ------
--------------------------------------------------------------------------------
SINGAPORE (0.7%)
--------------------------------------------------------------------------------
DBS Group Holdings                                               69,400      659
MobileOne                                                        11,200       11
Singapore Technologies
 Engineering                                                     68,000       85
                                                                          ------
                                                                             755
                                                                          ------
--------------------------------------------------------------------------------
SOUTH AFRICA (0.4%)
--------------------------------------------------------------------------------
Nampak                                                           89,300      196
Nedcor                                                           24,072      223
                                                                          ------
                                                                             419
                                                                          ------
--------------------------------------------------------------------------------
SOUTH KOREA (3.6%)
--------------------------------------------------------------------------------
Hyundai Motor                                                     6,720      310
Kookmin Bank ADR*                                                39,797    1,267
Korea Electric Power                                             13,200      250
KT ADR*                                                          13,300      240
POSCO ADR*                                                        3,400      129
Samsung Electronics                                               1,566      623
Shinsegae                                                           820      218
SK Telecom ADR*                                                  39,274      764
                                                                          ------
                                                                           3,801
                                                                          ------
--------------------------------------------------------------------------------
SPAIN (3.1%)
--------------------------------------------------------------------------------
Acerinox                                                         11,680      161
Banco Sabadell*                                                   5,700      121
Endesa*                                                          19,600      374
Iberdrola*                                                       24,032      499
Repsol YPF*                                                      56,514    1,243
Telefonica*                                                      62,719      940
                                                                          ------
                                                                           3,338
                                                                          ------

                                                                           Value
                                                                 Shares    (000)
--------------------------------------------------------------------------------
SWEDEN (1.1%)
--------------------------------------------------------------------------------
Autoliv*                                                          4,811   $  192
Electrolux, Cl B                                                 13,990      256
Skandia Forsakrings                                              88,213      349
Volvo, Cl B                                                      10,224      361
                                                                          ------
                                                                           1,158
                                                                          ------
--------------------------------------------------------------------------------
SWITZERLAND (5.3%)
--------------------------------------------------------------------------------
Clariant*                                                        13,650      164
Compagnie Financiere Richemont, Cl A*                            12,582      349
Credit Suisse Group*                                             22,413      718
Forbo Holding*                                                      700      155
Julius Baer Holding, Cl B*                                          590      162
Lonza Group                                                      12,800      581
Nestle                                                            8,024    1,843
Novartis*                                                        11,100      519
Roche Holding*                                                    4,626      479
Swiss Reinsurance*                                                4,800      277
UBS*                                                              3,800      268
Zurich Financial Services*                                        1,410      202
                                                                          ------
                                                                           5,717
                                                                          ------
--------------------------------------------------------------------------------
TAIWAN (1.0%)
--------------------------------------------------------------------------------
Chunghwa Telecom ADR*                                            26,900      474
Compal Electronics GDR*                                          51,900      259
Taiwan Semiconductor Manufacturing ADR*                          18,245      130
United Microelectronics ADR*                                     75,047      254
                                                                          ------
                                                                           1,117
                                                                          ------
--------------------------------------------------------------------------------
THAILAND (0.2%)
--------------------------------------------------------------------------------
PTT*                                                             44,900      184
                                                                          ------
--------------------------------------------------------------------------------
UNITED KINGDOM (19.5%)
--------------------------------------------------------------------------------
Aegis Group                                                     307,500      539
Anglo American                                                   23,996      576
AstraZeneca                                                      17,608      723
BAA                                                              16,100      161
BAE Systems                                                      65,500      267
Barclays                                                         33,044      317
BOC Group                                                        11,000      176
BP                                                               92,589      885

98 | Constellation Funds 2004 Annual Report

FINANCIAL STATEMENTS

Statement of Net Assets
Constellation International Equity Fund

                                                                           Value
                                                               Shares      (000)
--------------------------------------------------------------------------------
British Sky Broadcasting                                       27,245   $    237
BT Group                                                       79,300        258
Bunzl                                                          35,205        265
Cadbury Schweppes                                              33,600        259
Capita Group                                                   23,816        142
Centrica                                                       45,300        206
Compass Group                                                  84,817        339
Diageo                                                        119,740      1,497
easyJet*                                                       43,100         99
GKN                                                            88,900        346
GlaxoSmithKline                                                70,567      1,523
HBOS                                                           52,577        711
Imperial Tobacco Group                                         28,362        619
International Power*                                          385,844      1,012
J. Sainsbury                                                   43,548        201
Kingfisher                                                    108,170        604
Lloyds TSB Group                                               25,300        198
Marks & Spencer Group                                          16,800        104
Michael Page International                                    101,400        340
Next                                                           19,395        574
Old Mutual                                                     87,500        181
Pearson                                                       104,027      1,114
Reed Elsevier                                                  38,300        337
Rexam                                                         102,572        787
Rio Tinto                                                      16,100        433
Rolls-Royce Group*                                             76,815        352
Royal Bank of Scotland Group                                   33,375        965
SABMiller                                                      41,086        543
Scottish & Southern Energy                                     14,441        204
Shell Transport & Trading                                      69,009        507
Shire Pharmaceuticals*                                         78,200        741
Smith & Nephew                                                 55,225        508
Unilever*                                                      25,800        210
Vodafone Group                                                 49,600        119
WPP Group                                                      73,100        681
                                                                        --------
                                                                          20,860
                                                                        --------
--------------------------------------------------------------------------------
UNITED STATES (0.5%)
--------------------------------------------------------------------------------
Royal Caribbean Cruises*                                       11,200        493
                                                                        --------
--------------------------------------------------------------------------------
TOTAL COMMON STOCK
 (COST $89,610)                                                          103,005
================================================================================

                                                                           Value
                                                               Shares      (000)
--------------------------------------------------------------------------------
PREFERRED STOCK (0.2%)
--------------------------------------------------------------------------------
GERMANY (0.2%)
--------------------------------------------------------------------------------
Rhoen Klinikum*                                                 4,800  $    237
                                                                       --------
--------------------------------------------------------------------------------
TOTAL PREFERRED STOCK
 (COST $230)                                                                237
--------------------------------------------------------------------------------
TOTAL INVESTMENT (96.5%)
 (COST $89,840)                                                         103,242
================================================================================
--------------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES, NET (3.5%)
--------------------------------------------------------------------------------
Payable due to Investment Adviser                                           (56)
Payable due to Administrator                                                (13)
Payable due to Shareholder Servicing Agent                                  (22)
Other assets and liabilities, net                                         3,850
--------------------------------------------------------------------------------
TOTAL OTHER ASSETS AND LIABILITIES, NET                                   3,759
--------------------------------------------------------------------------------
NET ASSETS (100%)                                                      $107,001
================================================================================
--------------------------------------------------------------------------------
NET ASSETS CONSIST OF:
--------------------------------------------------------------------------------
Portfolio capital of Class II Shares
 (unlimited authorization - no par value)
 based on 15,149,388 outstanding shares
 of beneficial interest                                                $132,473
Distributions in excess of net investment income                           (491)
Accumulated net realized loss on investments                            (38,410)
Net unrealized appreciation on investments                               13,402
Net unrealized appreciation on foreign
 currency and translation of other
 assets and liabilities in foreign
 currency investments                                                        27
--------------------------------------------------------------------------------
NET ASSETS                                                             $107,001
================================================================================
--------------------------------------------------------------------------------
NET ASSET VALUE, OFFERING AND REDEMPTION
 PRICE PER SHARE-CLASS II SHARES                                       $   7.06
================================================================================

* Non-income producing security.
(A) Security fair valued using methods determined in good faith by the Valuation Committee of the Board of Trustees. The total value of such securities as of September 30, 2004 was $26,557.
ADR -- American Depositary Receipt
Cl -- Class
GDR -- Global Depositary Receipt
Amounts designated as "--" are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements


                                     Constellation Funds 2004 Annual Report | 99

FINANCIAL STATEMENTS

STATEMENT OF NET ASSETS
Constellation Strategic Value and High Income Fund
September 30, 2004

                                                                           Value
                                                                 Shares    (000)
--------------------------------------------------------------------------------
EQUITY FUNDS (59.8%)
--------------------------------------------------------------------------------
Constellation HLAM Large Cap Value
 Fund, Class II Shares                                           14,039  $  138
Constellation TIP Small Cap Value
 Opportunities Fund, Class II Shares                             17,512     284
                                                                         ------
                                                                            422
--------------------------------------------------------------------------------
TOTAL EQUITY FUNDS
 (COST $348)                                                                422
================================================================================
--------------------------------------------------------------------------------
FIXED INCOME FUND (40.5%)
--------------------------------------------------------------------------------
Constellation Chartwell High Yield
 Fund, Class I Shares                                            55,936     286
--------------------------------------------------------------------------------
TOTAL FIXED INCOME FUND
 (COST $274)                                                                286
================================================================================
--------------------------------------------------------------------------------
TOTAL INVESTMENTS (100.3%)
 (COST $622)                                                                708
================================================================================
--------------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES, NET (-0.3%)
--------------------------------------------------------------------------------
Receivable due from Investment Adviser                                        2
Other assets and liabilities, net                                            (4)
--------------------------------------------------------------------------------
TOTAL OTHER ASSETS AND LIABILITIES, NET                                      (2)
================================================================================
--------------------------------------------------------------------------------
NET ASSETS (100%)                                                        $  706
================================================================================
--------------------------------------------------------------------------------
NET ASSETS CONSIST OF:
--------------------------------------------------------------------------------
Portfolio capital of Class I Shares
 (unlimited authorization - no par
 value) based on 50,408 outstanding
 shares of beneficial interest                                           $  400
Accumulated net realized gain on investments                                220
Net unrealized appreciation on investments                                   86
--------------------------------------------------------------------------------
NET ASSETS                                                               $  706
================================================================================
--------------------------------------------------------------------------------
NET ASSET VALUE, OFFERING AND
 REDEMPTION PRICE PER SHARE-
 CLASS I SHARES                                                          $14.01
================================================================================


The accompanying notes are an integral part of the financial statements

100 | Constellation Funds 2004 Annual Report

FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES (000)

                                                                                   Constellation
                                                                                   TIP Small Cap
                                                                                Value Opportunities
                                                                                       Fund
                                                                                -------------------
                                                                                     09/30/04
---------------------------------------------------------------------------------------------------
Assets:
===================================================================================================
   Investment securities at cost                                                     $ 15,670
---------------------------------------------------------------------------------------------------
   Investment securities at value(1)                                                 $ 17,518
   Receivable for investment securities sold                                            1,051
   Receivable for capital shares sold                                                      15
   Receivable for dividend and interest income                                             10
---------------------------------------------------------------------------------------------------
     Total assets                                                                      18,594
===================================================================================================

Liabilities:
   Obligation to return securities lending collateral                                   3,422
   Payable for investment securities purchased                                            589
   Payable for capital shares redeemed                                                     25
   Payable due to Investment Adviser                                                        8
   Payable due to Shareholder Servicing Agent(2)                                            3
   Payable due to Administrator                                                             2
   Accrued expenses                                                                        12
---------------------------------------------------------------------------------------------------
     Total liabilities                                                                  4,061
---------------------------------------------------------------------------------------------------
       Net assets                                                                    $ 14,533
===================================================================================================

Net assets consist of:
   Portfolio capital, Class II Shares                                                $ 10,823
   Undistributed net investment income                                                      2
   Accumulated net realized gain on investments                                         1,860
   Net unrealized appreciation on investments                                           1,848
---------------------------------------------------------------------------------------------------
     Net assets                                                                      $ 14,533
===================================================================================================

Outstanding shares of beneficial interest:(3)
   Class II Shares(4)                                                                 896,376
===================================================================================================
Net asset value, offering and redemption price per share, Class II Shares            $  16.21
===================================================================================================

(1) The total value of securities on loan at September 30, 2004 was $3,309,691.
(2) Attributable to Class II Shares only.
(3) Unlimited authorization - no par value.
(4) Shares have not been rounded.

The accompanying notes are an integral part of the financial statements.


                                    Constellation Funds 2004 Annual Report | 101

FINANCIAL STATEMENTS

STATEMENTS OF OPERATIONS (000)(1)

                                                  Constellation                                      Constellation
                                                   Clover Large    Constellation    Constellation     Clover Core
                                                    Cap Value       Clover Core      Clover Small     Fixed Income
                                                       Fund          Value Fund     Cap Value Fund        Fund
                                                  ----------------------------------------------------------------
                                                    year ended       year ended       year ended       year ended
                                                     9/30/04          9/30/04          9/30/04          9/30/04
------------------------------------------------------------------------------------------------------------------
Investment Income:
 Dividend                                              $117            $  829          $ 5,244          $     7
 Interest                                                --                 1               17            1,721
 Securities lending                                       1                 8              378                4
 Foreign taxes withheld                                  (1)               (9)              --               --
------------------------------------------------------------------------------------------------------------------
   Total Investment Income                              117               829            5,639            1,732
------------------------------------------------------------------------------------------------------------------
Expenses:
 Investment advisory fees                                44               418            4,223              165
 Administrator fees                                       9                81              715               52
 Shareholder servicing fees(3)                           --                --               --               --
 Trustees' fees                                          --                 4               39                3
 Transfer agent fees                                     26                57              664               51
 Custodian fees                                           7                10               76                7
 Professional fees                                        2                18              163               11
 Printing fees                                            1                 9               81                5
 Registration fees                                        1                 9               78                7
 Insurance and other fees                                 1                 3               23               10
------------------------------------------------------------------------------------------------------------------
   Total expenses                                        91               609            6,062              311
 Less:
   Investment advisory fees waived                      (16)               --               --              (20)
   Reimbursement from adviser                            --                --               --               --
------------------------------------------------------------------------------------------------------------------
   Net expenses                                          75               609            6,062              291
------------------------------------------------------------------------------------------------------------------
    Net investment income (loss)                         42               220             (423)           1,441
------------------------------------------------------------------------------------------------------------------
 Net realized gain (loss) from securities sold          422             4,878           54,685              859
 Net change in unrealized appreciation
   (depreciation) of investment securities              212             4,420           40,856           (1,401)
------------------------------------------------------------------------------------------------------------------
 Net realized and unrealized gain (loss) on
   investments                                          634             9,298           95,541             (542)
------------------------------------------------------------------------------------------------------------------
 Net increase (decrease) in net assets
   resulting from operations                           $676            $9,518          $95,118          $   899
==================================================================================================================

--------------
(1) On May 10, 2004 and August 2, 2004 the Constellation Funds acquired the assets of certain Turner Funds and the Pitcairn Funds, respectively, in a tax-free reorganization. See Note 1 in Notes to Financial Statements for additional information.
(2) Commencement of operations.
(3) Attributable to Class II Shares only.
Amounts designated as "-" are either $0 or have been rounded to $0
The accompanying notes are an integral part of the financial statements.

102 | Constellation Funds 2004 Annual Report

FINANCIAL STATEMENTS

           Constellation
          Chartwell Ultra     Constellation
           Short Duration    Chartwell Short    Constellation     Constellation
            Fixed Income     Duration Fixed    Chartwell High     HLAM Large Cap      Constellation Pitcairn
                Fund           Income Fund       Yield Fund         Value Fund        Diversified Value Fund
---------------------------------------------------------------------------------------------------------------
             year ended        year ended        year ended      4/30/04(2) thru    11/1/03 thru   11/1/02 thru
              9/30/04            9/30/04           9/30/04           9/30/04          9/30/04        10/31/03
---------------------------------------------------------------------------------------------------------------
              $    67            $    25            $   4              $  8           $ 2,820         $ 2,912
               10,520              6,128              835                --                --               2
                    8                  1                9                --                 5              12
                   --                 --               --                --                --              --
---------------------------------------------------------------------------------------------------------------
               10,595              6,154              848                 8             2,825           2,926
---------------------------------------------------------------------------------------------------------------

                1,043                522               59                 4               951             878
                  599                300               15                 1               126             100
                   17                  7               --                 1               340             314
                   32                 16                1                --                16              12
                  451                245               26                11                20              20
                   52                 32                9                 3                 7              10
                  119                 51                3                --                55              67
                   56                 26                2                --                12               9
                   91                 47                2                --                10               5
                   24                 13                6                --                16              18
---------------------------------------------------------------------------------------------------------------
                2,484              1,259              123                20             1,553           1,433

                 (544)              (293)             (29)               (4)             (164)           (166)
                   --                 --               --               (10)               --              --
---------------------------------------------------------------------------------------------------------------
                1,940                966               94                 6             1,389           1,267
---------------------------------------------------------------------------------------------------------------
                8,655              5,188              754                 2             1,436           1,659
---------------------------------------------------------------------------------------------------------------
                  (90)               489              650                --             7,037          (4,189)

               (1,750)            (2,013)            (479)               (3)            6,166          29,045
---------------------------------------------------------------------------------------------------------------

               (1,840)            (1,524)             171                (3)           13,203          24,856
---------------------------------------------------------------------------------------------------------------

              $ 6,815            $ 3,664            $ 925              $ (1)          $14,639         $26,515
===============================================================================================================

                                    Constellation Funds 2004 Annual Report | 103

FINANCIAL STATEMENTS

STATEMENTS OF OPERATIONS (000)(1)

                                                       Constellation Pitcairn         Constellation Pitcairn
                                                          Select Value Fund           Diversified Growth Fund
                                                    -----------------------------------------------------------
                                                    11/1/03 thru    11/1/02 thru    11/1/03 thru   11/1/02 thru
                                                       9/30/04        10/31/03        9/30/04        10/31/03
---------------------------------------------------------------------------------------------------------------
Investment Income:
 Dividend                                              $ 1,029         $   908         $  947        $    881
 Interest                                                   --               1             --               2
 Securities lending                                          2               8              2               8
 Foreign taxes withheld                                     --              --             --              --
---------------------------------------------------------------------------------------------------------------
   Total Investment Income                               1,031             917            949             891
---------------------------------------------------------------------------------------------------------------
Expenses:
 Investment advisory fees                                  386             341            651             587
 Administrator fees                                         67              70             86              71
 Shareholder servicing fees(2)                             138             122            233             210
 Trustees' fees                                              6               5             11               8
 Transfer agent fees                                        19              19             19              19
 Custodian fees                                              4               6              6              11
 Professional fees                                          22              26             38              44
 Printing fees                                               5               3              8               6
 Registration fees                                           4               2              7               4
 Insurance and other fees                                    6               7             10              12
---------------------------------------------------------------------------------------------------------------
   Total expenses                                          657             601          1,069             972
 Less:
   Investment advisory fees waived                         (89)           (106)          (120)           (125)
   Custody offsets                                          --              --             --              --
---------------------------------------------------------------------------------------------------------------
   Net operating expenses                                  568             495            949             847
   Interest expense                                         --              --             --              --
---------------------------------------------------------------------------------------------------------------
   Net expenses                                            568             495            949             847
---------------------------------------------------------------------------------------------------------------
    Net investment income (loss)                           463             422             --              44
---------------------------------------------------------------------------------------------------------------
 Net realized gain (loss) from securities sold           5,939          (1,877)           644         (11,325)
 Net realized gain from securities sold short               --              --             --              --
 Net change in unrealized appreciation
   (depreciation) of investment securities              (2,360)         13,361          1,228          26,682
---------------------------------------------------------------------------------------------------------------
 Net realized and unrealized gain
   on investments                                        3,579          11,484          1,872          15,357
---------------------------------------------------------------------------------------------------------------
 Net increase in net assets
   resulting from operations                           $ 4,042         $11,906         $1,872        $ 15,401
===============================================================================================================

---------------
(1) On May 10, 2004 and August 2, 2004 the Constellation Funds acquired the assets of certain Turner Funds and the Pitcairn Funds, respectively, in a tax-free reorganization. See Note 1 in Notes to Financial Statements for additional information.
(2) Attributable to Class II Shares only.
Amounts designated as "-" are either $0 or have been rounded to $0
The accompanying notes are an integral part of the financial statements.

104 | Constellation Funds 2004 Annual Report

FINANCIAL STATEMENTS

                     Constellation Pitcairn         Constellation Pitcairn         Constellation Pitcairn
                         Small Cap Fund             Family Heritage(R) Fund           Taxable Bond Fund
------------------------------------------------------------------------------------------------------------
                  11/1/03 thru    11/1/02 thru   11/1/03 thru    11/1/02 thru    11/1/03 thru   11/1/02 thru
                     9/30/04        10/31/03        9/30/04        10/31/03        9/30/04        10/31/03
------------------------------------------------------------------------------------------------------------
                     $   641        $   636         $   858         $   830         $   --         $   --
                           1             82              --               1          2,032          2,133
                          46             70               6              20              5             10
                          (1)            (3)             --              --             --             --
------------------------------------------------------------------------------------------------------------
                         687            785             864             851          2,037          2,143
------------------------------------------------------------------------------------------------------------

                         588            513             630             595            159            157
                          78             70              71              70             63             70
                         210            183             175             165            100             98
                          10              7               8               6              5              4
                          20             20              19              19             19             19
                           7             12               5               6              2              4
                          34             31              29              35             16             20
                           7              5               6               4              4              2
                           6              3               5               3              2              2
                          10             11               9              10              6              5
------------------------------------------------------------------------------------------------------------
                         970            855             957             913            376            381

                         (63)           (52)            (97)           (101)           (74)           (97)
                          (4)            --              --              --             (4)            --
------------------------------------------------------------------------------------------------------------
                         903            803             860             812            298            284
                          --             76              --              --             --             --
------------------------------------------------------------------------------------------------------------
                         903            879             860             812            298            284
------------------------------------------------------------------------------------------------------------
                        (216)           (94)              4              39          1,739          1,859
------------------------------------------------------------------------------------------------------------
                      13,756          8,217          (6,033)         (4,941)           658            234
                          --          2,894              --              --             --             --

                      (4,005)        14,082          13,076          18,782           (473)           852
------------------------------------------------------------------------------------------------------------

                       9,751         25,193           7,043          13,841            185          1,086
------------------------------------------------------------------------------------------------------------

                     $ 9,535        $25,099         $ 7,047         $13,880         $1,924         $2,945
============================================================================================================

                                    Constellation Funds 2004 Annual Report | 105

FINANCIAL STATEMENTS

STATEMENTS OF OPERATIONS (000)(1)

                                                         Constellation Pitcairn       Constellation Sands Capital
                                                          Tax-Exempt Bond Fund            Select Growth Fund
                                                      -----------------------------------------------------------
                                                      11/1/03 thru    11/1/02 thru    11/1/03 thru   11/1/02 thru
                                                         9/30/04        10/31/03        9/30/04        10/31/03
-----------------------------------------------------------------------------------------------------------------
Investment Income:
 Dividend                                                $   --          $   --          $  159         $   120
 Interest                                                 4,696           5,343               3               3
 Securities lending                                          --              --               2               6
 Foreign taxes withheld                                      --              --              (1)             --
-----------------------------------------------------------------------------------------------------------------
   Total Investment Income                                4,696           5,343             163             129
-----------------------------------------------------------------------------------------------------------------
Expenses:
 Investment advisory fees                                   307             344             569             308
 Administrator fees                                          95              92              77              70
 Shareholder servicing fees(2)                              256             286             165              91
 Distribution fees(2)                                        --              --              --              --
 Trustees' fees                                              12              11               7               4
 Transfer agent fees                                         19              19              23              19
 Custodian fees                                               7              10               7               6
 Professional fees                                           42              58              29              20
 Printing fees                                                8               7               7               3
 Registration fees                                            8               5               4               1
 Interest expense                                            --              --              --              --
 Insurance and other fees                                    14              16              13               4
-----------------------------------------------------------------------------------------------------------------
   Total expenses                                           768             848             901             526
 Less:
   Investment advisory fees waived                         (135)           (160)            (87)           (103)
   Reimbursement from adviser                                --              --              --              --
   Custody offset                                            --              --             (13)             --
-----------------------------------------------------------------------------------------------------------------
   Net expenses                                             633             688             801             423
-----------------------------------------------------------------------------------------------------------------
    Net investment income (loss)                          4,063           4,655            (638)           (294)
-----------------------------------------------------------------------------------------------------------------
 Net realized gain (loss) from securities sold              716             432             730          (6,078)
 Net realized loss from foreign
   currency transactions                                     --              --              --              --
 Net change in unrealized appreciation
   (depreciation) of investment securities                 (314)            273           4,953          15,475
 Net change in unrealized appreciation
   (depreciation) on translation of foreign
   currency and other assets and liabilities
   denominated in foreign currency                           --              --              --              --
-----------------------------------------------------------------------------------------------------------------
 Net realized and unrealized gain on
   investments                                              402             705           5,683           9,397
-----------------------------------------------------------------------------------------------------------------
 Net increase in net assets
   resulting from operations                             $4,465          $5,360          $5,045         $ 9,103
=================================================================================================================

---------------
* Dividend income, net realized gain from securities sold and net change in unrealized appreciation of investment securities are attributable to the underlying investments in affiliated investment companies.
(1) On May 10, 2004 and August 2, 2004 the Constellation Funds acquired the assets of certain Turner Funds and the Pitcairn Funds, respectively, in a tax-free reorganization. See Note 1 in Notes to Financial Statements for additional information.
(2) Attributable to Class II Shares only.
Amounts designated as "-" are either $0 or have been rounded to $0
The accompanying notes are an integral part of the financial statements.


106 | Constellation Funds 2004 Annual Report

FINANCIAL STATEMENTS

                     Constellation                    Constellation   Constellation                                   Constellation
                     TIP Small Cap                         TIP           TIP Tax                                        Strategic
                         Value       Constellation    Healthcare &     Managed U.S.                                     Value and
                     Opportunities   TIP Financial    Biotechnology       Equity       Constellation International     High Income
                         Fund        Services Fund        Fund             Fund                Equity Fund                 Fund
-----------------------------------------------------------------------------------------------------------------------------------
                      year ended       year ended      year ended       year ended     11/1/03 thru    11/1/02 thru     year ended
                        9/30/04         9/30/04          9/30/04         9/30/04          9/30/04        10/31/03        9/30/04
-----------------------------------------------------------------------------------------------------------------------------------
                        $  213           $  198          $  118           $  54           $ 2,338        $ 2,125           $124*
                             1                1               2              --                11             43             --
                             1                1               1               1                43             38             --
                            (1)              --              (1)             --              (239)          (176)            --
-----------------------------------------------------------------------------------------------------------------------------------
                           214              200             120              55             2,153          2,030            124
-----------------------------------------------------------------------------------------------------------------------------------

                           166              184             251              42               911            787              4
                            25               24              34               8                89             80              5
                            17               --              58              14               240            207             --
                            27               --              --              --                --             --             --
                             1                1               2              --                11              8             --
                            49               27              60              36                22             19             38
                            24                5               7               6               151            148              1
                             4                4               8               1                40             45             --
                             3                3               5               1                11              6             --
                             1                3               3               1                16              4             --
                            --               --              --              --                14             --             --
                             1                1               2               1                29             24             --
-----------------------------------------------------------------------------------------------------------------------------------
                           318              252             430             110             1,534          1,328             48

                           (65)             (12)            (54)            (40)             (222)          (254)            (4)
                            --               --              --              --                --             --            (36)
                            --               --              --              --               (20)            --             --
-----------------------------------------------------------------------------------------------------------------------------------
                           253              240             376              70             1,292          1,074              8
-----------------------------------------------------------------------------------------------------------------------------------
                           (39)             (40)           (256)            (15)              861            956            116
-----------------------------------------------------------------------------------------------------------------------------------
                         2,070            1,782           1,403             709            12,637         (9,048)           524*

                            --               --              --              --               (62)          (116)            --

                         1,494              256            (540)           (162)           (2,756)        27,564             64*



                            --               --              --              --               (15)            29             --
-----------------------------------------------------------------------------------------------------------------------------------

                         3,564            2,038             863             547             9,804         18,429            588
-----------------------------------------------------------------------------------------------------------------------------------

                        $3,525           $1,998          $  607           $ 532           $10,665        $19,385           $704
===================================================================================================================================

                                    Constellation Funds 2004 Annual Report | 107

FINANCIAL STATEMENTS

STATEMENTS OF CHANGES IN NET ASSETS (000)(1)

                                                                                  Constellation Clover       Constellation Clover
                                                                                  Large Cap Value Fund          Core Value Fund
                                                                                ---------------------------------------------------
                                                                                year ended    year ended    year ended   year ended
                                                                                  9/30/04       9/30/03      9/30/04       9/30/03
-----------------------------------------------------------------------------------------------------------------------------------
Investment activities:
 Net investment income (loss)                                                     $    42       $    39      $    220     $    189
 Net realized gain (loss) from securities sold                                        422          (265)        4,878        2,570
 Net change in unrealized appreciation (depreciation) of investments                  212         1,138         4,420        6,105
-----------------------------------------------------------------------------------------------------------------------------------
Net increase in net assets resulting from operations                                  676           912         9,518        8,864
-----------------------------------------------------------------------------------------------------------------------------------
Dividends and distributions to shareholders:
 Net investment income
   Class I Shares                                                                     (42)          (39)         (213)        (189)
   Class II Shares                                                                     --            --            --           --
 Realized capital gains
   Class I Shares                                                                      --            --        (1,697)          --
   Class II Shares                                                                     --            --            --           --
 Return of capital
   Class I Shares                                                                      --            --            --           --
   Class II Shares                                                                     --            --            --           --
-----------------------------------------------------------------------------------------------------------------------------------
    Total dividends and distributions                                                 (42)          (39)       (1,910)        (189)
-----------------------------------------------------------------------------------------------------------------------------------
Capital share transactions:
Class I Shares
 Proceeds from shares issued                                                        2,944           642        23,355       15,143
 Proceeds from shares issued in lieu of cash distributions                             41            37         1,838          178
 Cost of shares redeemed                                                           (2,160)       (1,015)      (19,760)     (20,894)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets from Class I Shares transactions                825          (336)        5,433       (5,573)
-----------------------------------------------------------------------------------------------------------------------------------
Class II Shares
 Proceeds from shares issued                                                           --            --            --           --
 Proceeds from shares issued in lieu of cash distributions                             --            --            --           --
 Cost of shares redeemed                                                               --            --            --           --
-----------------------------------------------------------------------------------------------------------------------------------
 Net increase (decrease) in net assets from Class II Shares transactions               --            --            --           --
-----------------------------------------------------------------------------------------------------------------------------------
 Net increase (decrease) in net assets from capital share transactions                825          (336)        5,433       (5,573)
-----------------------------------------------------------------------------------------------------------------------------------
    Total increase (decrease) in net assets                                         1,459           537        13,041        3,102
-----------------------------------------------------------------------------------------------------------------------------------
Net assets:
 Beginning of year                                                                  4,792         4,255        46,673       43,571
-----------------------------------------------------------------------------------------------------------------------------------
 End of year                                                                      $ 6,251       $ 4,792      $ 59,714     $ 46,673
===================================================================================================================================
Undistributed net investment income (Distributions in excess of net
  investment income)                                                              $    --       $    --      $      6     $     --
===================================================================================================================================
Shares issued and redeemed:
Class I Shares
 Issued                                                                               272            71         1,446        1,199
 Issued in lieu of cash distributions                                                   4             4           120           14
 Redeemed                                                                            (200)         (116)       (1,240)      (1,643)
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in Class I Shares                                                  76           (41)          326         (430)
-----------------------------------------------------------------------------------------------------------------------------------
Class II Shares
 Issued                                                                                --            --            --           --
 Issued in lieu of cash distributions                                                  --            --            --           --
 Redeemed                                                                              --            --            --           --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in Class II Shares                                                 --            --            --           --
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in share transactions                                          76           (41)          326         (430)
===================================================================================================================================

(1) On May 10, 2004 and August 2, 2004 the Constellation Funds acquired the assets of certain Turner Funds and the Pitcairn Funds, respectively, in a tax-free reorganization. See Note 1 in Notes to Financial Statements for additional information.
Amounts designated as "-" are either $0 or have been rounded to $0
The accompanying notes are an integral part of the financial statements.

108 | Constellation Funds 2004 Annual Report

FINANCIAL STATEMENTS

                                                                      Constellation Chartwell
                 Constellation Clover       Constellation Clover       Ultra Short Duration
                 Small Cap Value Fund      Core Fixed Income Fund        Fixed Income Fund
----------------------------------------------------------------------------------------------
                year ended    year ended   year ended    year ended    year ended   year ended
                 9/30/04      9/30/03       9/30/04       9/30/03      9/30/04       9/30/03
----------------------------------------------------------------------------------------------
                $    (423)   $     352     $  1,441      $  1,820     $   8,655     $   4,318
                   54,685      (43,910)         859          (236)          (90)         (232)
                   40,856      126,137       (1,401)         (114)       (1,750)        2,667
----------------------------------------------------------------------------------------------
                   95,118       82,579          899         1,470         6,815         6,753
----------------------------------------------------------------------------------------------


                     (652)        (315)      (1,530)       (1,934)       (8,654)      (10,253)
                       --           --           --            --          (125)         (172)

                       --           --           --          (108)           --          (630)
                       --           --           --            --            --           (12)

                       --         (109)          --            --            --            --
                       --           --           --            --            --            --
----------------------------------------------------------------------------------------------
                     (652)        (424)      (1,530)       (2,042)       (8,779)      (11,067)
----------------------------------------------------------------------------------------------


                  230,219      144,143       12,793        28,705       169,703       432,951
                      593          389        1,389         1,908         8,365        10,488
                 (179,946)    (296,317)     (24,608)      (29,574)     (246,769)     (446,668)
----------------------------------------------------------------------------------------------
                   50,866     (151,785)     (10,426)        1,039       (68,701)       (3,229)
----------------------------------------------------------------------------------------------

                       --           --           --            --         6,182        19,631
                       --           --           --            --           101           149
                       --           --           --            --        (3,320)      (22,615)
----------------------------------------------------------------------------------------------
                       --           --           --            --         2,963        (2,835)
----------------------------------------------------------------------------------------------
                   50,866     (151,785)     (10,426)        1,039       (65,738)       (6,064)
----------------------------------------------------------------------------------------------
                  145,332      (69,630)     (11,057)          467       (67,702)      (10,378)
----------------------------------------------------------------------------------------------

                  394,946      464,576       43,391        42,924       468,531       478,909
----------------------------------------------------------------------------------------------
                $ 540,278    $ 394,946     $ 32,334      $ 43,391     $ 400,829     $ 468,531
==============================================================================================

                $      46    $      --     $     --      $     (2)    $      (2)    $    (185)
==============================================================================================


                   10,042        8,838        1,247         2,758        16,728        42,479
                       26           26          136           183           825         1,031
                   (7,868)     (18,889)      (2,407)       (2,836)      (24,310)      (43,959)
----------------------------------------------------------------------------------------------
                    2,200      (10,025)      (1,024)          105        (6,757)         (449)
----------------------------------------------------------------------------------------------

                       --           --           --            --           607         1,914
                       --           --           --            --            10            15
                       --           --           --            --          (325)       (2,210)
----------------------------------------------------------------------------------------------
                       --           --           --            --           292          (281)
----------------------------------------------------------------------------------------------
                    2,200      (10,025)      (1,024)          105        (6,465)         (730)
==============================================================================================

                                    Constellation Funds 2004 Annual Report | 109

FINANCIAL STATEMENTS

STATEMENTS OF CHANGES IN NET ASSETS (000)(1)

                                                                                 Constellation Chartwell
                                                                                     Short Duration         Constellation Chartwell
                                                                                    Fixed Income Fund           High Yield Fund
                                                                                ---------------------------------------------------
                                                                                year ended    year ended    year ended   year ended
                                                                                  9/30/04       9/30/03      9/30/04       9/30/03
-----------------------------------------------------------------------------------------------------------------------------------
Investment activities:
 Net investment income                                                           $   5,188     $   4,748     $   754       $   725
 Net realized gain (loss) from securities sold                                         489         1,172         650           231
 Net change in unrealized appreciation (depreciation) of investments                (2,013)         (128)       (479)          889
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from operations                      3,664         5,792         925         1,845
-----------------------------------------------------------------------------------------------------------------------------------
Dividends and distributions to shareholders:
 Net investment income
   Class I Shares                                                                   (5,741)       (6,947)       (753)         (709)
   Class II Shares                                                                     (69)         (139)         --            --
 Realized capital gains
   Class I Shares                                                                       --        (1,892)         --            --
   Class II Shares                                                                      --           (60)         --            --
-----------------------------------------------------------------------------------------------------------------------------------
    Total dividends and distributions                                               (5,810)       (9,038)       (753)         (709)
-----------------------------------------------------------------------------------------------------------------------------------
Capital share transactions:
Class I Shares
 Proceeds from shares issued                                                        30,025       148,936      10,285         4,524
 Proceeds from shares issued in lieu of cash distributions                           5,666         8,702         171            99
 Cost of shares redeemed                                                          (114,133)     (165,718)     (9,865)       (5,783)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets from Class I Shares transactions             (78,442)       (8,080)        591        (1,160)
-----------------------------------------------------------------------------------------------------------------------------------
Class II Shares
 Proceeds from shares issued                                                         5,502         5,134          --            --
 Proceeds from shares issued in lieu of cash distributions                              66           194          --            --
 Cost of shares redeemed                                                            (4,882)      (11,350)         --            --
-----------------------------------------------------------------------------------------------------------------------------------
 Net increase (decrease) in net assets from Class II Shares transactions               686        (6,022)         --            --
-----------------------------------------------------------------------------------------------------------------------------------
 Net increase (decrease) in net assets from capital share transactions             (77,756)      (14,102)        591        (1,160)
-----------------------------------------------------------------------------------------------------------------------------------
    Total increase (decrease) in net assets                                        (79,902)      (17,348)        763           (24)
-----------------------------------------------------------------------------------------------------------------------------------
Net assets:
 Beginning of period                                                               255,018       272,366       9,408         9,432
-----------------------------------------------------------------------------------------------------------------------------------
 End of period                                                                   $ 175,116     $ 255,018     $10,171       $ 9,408
===================================================================================================================================
Undistributed net investment income (Distributions in excess of net
  investment income)                                                             $      (1)    $     (22)    $     2       $     1
===================================================================================================================================
Shares issued and redeemed:
Class I Shares
 Issued                                                                              2,975        14,645       2,010           960
 Issued in lieu of cash distributions                                                  562           857          33            21
 Redeemed                                                                          (11,321)      (16,343)     (1,930)       (1,226)
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in Class I Shares                                               (7,784)         (841)        113          (245)
-----------------------------------------------------------------------------------------------------------------------------------
Class II Shares
 Issued                                                                                547           508          --            --
 Issued in lieu of cash distributions                                                    6            19          --            --
 Redeemed                                                                             (485)       (1,124)         --            --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in Class II Shares                                                  68          (597)         --            --
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in share transactions                                       (7,716)       (1,438)        113          (245)
===================================================================================================================================

(1) On May 10, 2004 and August 2, 2004 the Constellation Funds acquired the assets of certain Turner Funds and the Pitcairn Funds, respectively, in a tax-free reorganization. See Note 1 in Notes to Financial Statements for additional information.
(2) Commencement of operations.
Amounts designated as "-" are either $0 or have been rounded to $0
The accompanying notes are an integral part of the financial statements.

110 | Constellation Funds 2004 Annual Report

FINANCIAL STATEMENTS

                        Constellation
                        HLAM Large Cap
                          Value Fund    Constellation Pitcairn Diversified Value Fund    Constellation Pitcairn Select Value Fund
-----------------------------------------------------------------------------------------------------------------------------------
                        4/30/04(2)thru   11/1/03 thru    11/1/02 thru   11/1/01 thru    11/1/03 thru    11/1/02 thru   11/1/01 thru
                           9/30/04          9/30/04        10/31/03       10/31/02         9/30/04        10/31/03       10/31/02
-----------------------------------------------------------------------------------------------------------------------------------
                            $    2         $  1,436        $  1,659       $  1,612         $   463        $   422        $    546
                                --            7,037          (4,189)        (2,869)          5,939         (1,877)         (2,697)
                                (3)           6,166          29,045         (6,801)         (2,360)        13,361          (6,939)
-----------------------------------------------------------------------------------------------------------------------------------
                                (1)          14,639          26,515         (8,058)          4,042         11,906          (9,090)
-----------------------------------------------------------------------------------------------------------------------------------


                                --               --              --             --              --             --              --
                                (2)          (1,559)         (1,782)        (1,613)           (492)          (509)           (516)

                                --               --              --             --              --             --              --
                                --               --              --             --            (902)            --              --
-----------------------------------------------------------------------------------------------------------------------------------
                                (2)          (1,559)         (1,782)        (1,613)         (1,394)          (509)           (516)
-----------------------------------------------------------------------------------------------------------------------------------


                                --               --              --             --              --             --              --
                                --               --              --             --              --             --              --
                                --               --              --             --              --             --              --
-----------------------------------------------------------------------------------------------------------------------------------
                                --               --              --             --              --             --              --
-----------------------------------------------------------------------------------------------------------------------------------

                             1,517            7,361           6,443          7,317           5,616          6,080           6,016
                                 1              134             168            154             529             90              92
                               (78)         (12,014)        (10,094)       (15,176)         (5,109)        (7,889)         (9,033)
-----------------------------------------------------------------------------------------------------------------------------------
                             1,440           (4,519)         (3,483)        (7,705)          1,036         (1,719)         (2,925)
-----------------------------------------------------------------------------------------------------------------------------------
                             1,440           (4,519)         (3,483)        (7,705)          1,036         (1,719)         (2,925)
-----------------------------------------------------------------------------------------------------------------------------------
                             1,437            8,561          21,250        (17,376)          3,684          9,678         (12,531)
-----------------------------------------------------------------------------------------------------------------------------------

                                --          143,641         122,391        139,767          58,133         48,455          60,986
-----------------------------------------------------------------------------------------------------------------------------------
                            $1,437         $152,202        $143,641       $122,391         $61,817        $58,133        $ 48,455
===================================================================================================================================

                            $   --         $     --        $    154       $    277         $     -        $    29        $    116
===================================================================================================================================


                                --               --              --             --              --             --              --
                                --               --              --             --              --             --              --
                                --               --              --             --              --             --              --
-----------------------------------------------------------------------------------------------------------------------------------
                                --               --              --             --              --             --              --
-----------------------------------------------------------------------------------------------------------------------------------

                               154              679             720            793             519            685             594
                                --               12              19             17              50             10               9
                                (8)          (1,117)         (1,148)        (1,621)           (478)          (895)           (899)
-----------------------------------------------------------------------------------------------------------------------------------
                               146             (426)           (409)          (811)             91           (200)           (296)
-----------------------------------------------------------------------------------------------------------------------------------
                               146             (426)           (409)          (811)             91           (200)           (296)
===================================================================================================================================

                                    Constellation Funds 2004 Annual Report | 111

FINANCIAL STATEMENTS

STATEMENTS OF CHANGES IN NET ASSETS (000)(1)

                                                                                      Constellation Pitcairn Diversified Growth Fund
------------------------------------------------------------------------------------------------------------------------------------
                                                                                        11/1/03 thru    11/1/02 thru   11/1/01 thru
                                                                                           9/30/04        10/31/03       10/31/02
------------------------------------------------------------------------------------------------------------------------------------
Investment activities:
 Net investment income (loss)                                                             $     --        $     44       $   (149)
 Net realized gain (loss) from securities sold and securities sold short                       644         (11,325)       (35,541)
 Net change in unrealized appreciation (depreciation) of investments                         1,228          26,682         12,098
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from operations                              1,872          15,401        (23,592)
------------------------------------------------------------------------------------------------------------------------------------
Dividends and distributions to shareholders:
 Net investment income
   Class II Shares                                                                             (46)             --             --
 Realized capital gains
   Class II Shares                                                                              --              --             --
 Return of capital
  Class II Shares                                                                               --              --             --
------------------------------------------------------------------------------------------------------------------------------------
    Total dividends and distributions                                                          (46)             --             --
------------------------------------------------------------------------------------------------------------------------------------
Capital share transactions:
Class II Shares
 Proceeds from shares issued                                                                13,230          17,450          7,978
 Proceeds from shares issued in lieu of cash distributions                                       5              --             --
 Proceeds from shares issued in connection with Fund Reorganization(2)                          --              --             --
 Cost of shares redeemed                                                                    (6,257)        (19,495)        (9,159)
------------------------------------------------------------------------------------------------------------------------------------
 Net increase (decrease) in net assets from Class II Shares transactions                     6,978          (2,045)        (1,181)
------------------------------------------------------------------------------------------------------------------------------------
    Total increase (decrease) in net assets                                                  8,804          13,356        (24,773)
------------------------------------------------------------------------------------------------------------------------------------
Net assets:
 Beginning of period                                                                        95,724          82,368        107,141
------------------------------------------------------------------------------------------------------------------------------------
 End of period                                                                            $104,528        $ 95,724       $ 82,368
====================================================================================================================================
Undistributed net investment income                                                       $     --        $     44       $     --
====================================================================================================================================
Class II Shares
 Issued                                                                                      2,434           3,773          1,530
 Issued in lieu of cash distributions                                                            1              --             --
 Issued in connection with Fund Reorganization(2)                                               --              --             --
 Redeemed                                                                                   (1,168)         (4,232)        (1,750)
------------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in Class II Shares                                                       1,267            (459)          (220)
====================================================================================================================================

(1) On May 10, 2004 and August 2, 2004 the Constellation Funds acquired the assets of certain Turner Funds and the Pitcairn Funds, respectively, in a tax-free reorganization. See Note 1 in Notes to Financial Statements for additional information.
(2) See Note 10 in Notes to Financial Statements for additional information. Amounts designated as "-" are either $0 or have been rounded to $0
The accompanying notes are an integral part of the financial statements.


112 | Constellation Funds 2004 Annual Report

FINANCIAL STATEMENTS


                  Constellation Pitcairn Small Cap Fund     Constellation Pitcairn Family Heritage(R) Fund
----------------------------------------------------------------------------------------------------------
               11/1/03 thru   11/1/02 thru    11/1/01 thru   11/1/03 thru    11/1/02 thru    11/1/01 thru
                 9/30/04        10/31/03        10/31/02        9/30/04        10/31/03        10/31/02
----------------------------------------------------------------------------------------------------------
                 $  (216)       $    (94)       $    358        $     4        $     39        $   (137)
                  13,756          11,111            (956)        (6,033)         (4,941)         (2,721)
                  (4,005)         14,082          (2,239)        13,076          18,782          (5,068)
----------------------------------------------------------------------------------------------------------
                   9,535          25,099          (2,837)         7,047          13,880          (7,926)
----------------------------------------------------------------------------------------------------------


                      (3)            (17)           (494)           (38)             --              --

                      --              --              --             --              --              --

                      --              --              --             (2)             --              --
----------------------------------------------------------------------------------------------------------
                      (3)            (17)           (494)           (40)             --              --
----------------------------------------------------------------------------------------------------------


                   3,348           3,024           1,381          4,564           3,668           4,396
                      --               2              --              5              --              --
                      --          25,687              48             --              --              --
                  (7,552)        (16,371)        (10,229)        (6,963)        (10,184)         (7,639)
----------------------------------------------------------------------------------------------------------
                  (4,204)         12,342          (8,800)        (2,394)         (6,516)         (3,243)
----------------------------------------------------------------------------------------------------------
                   5,328          37,424         (12,131)         4,613           7,364         (11,169)
----------------------------------------------------------------------------------------------------------

                  87,520          50,096          62,227         73,490          66,126          77,295
----------------------------------------------------------------------------------------------------------
                 $92,848        $ 87,520        $ 50,096        $78,103        $ 73,490        $ 66,126
==========================================================================================================
                 $    --        $     --        $     17        $    --        $     39        $     --
==========================================================================================================

                     226             280             119            501             490             553
                      --              --               4              1              --              --
                      --           2,603              --             --              --              --
                    (509)         (1,610)           (877)          (769)         (1,388)           (948)
----------------------------------------------------------------------------------------------------------
                    (283)          1,273            (754)          (267)           (898)           (395)
==========================================================================================================

                                    Constellation Funds 2004 Annual Report | 113

FINANCIAL STATEMENTS

STATEMENTS OF CHANGES IN NET ASSETS (000)(1)

                                                                                          Constellation Pitcairn Taxable Bond Fund
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                        11/1/03 thru    11/1/02 thru   11/1/01 thru
                                                                                           9/30/04        10/31/03       10/31/02
-----------------------------------------------------------------------------------------------------------------------------------
Investment activities:
 Net investment income (loss)                                                              $ 1,739        $ 1,859         $ 1,984
 Net realized gain (loss) from securities sold                                                 658            234          (1,404)
 Net change in unrealized appreciation (depreciation) of investments                          (473)           852              82
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from operations                              1,924          2,945             662
-----------------------------------------------------------------------------------------------------------------------------------
Dividends and distributions to shareholders:
 Net investment income
   Class II Shares                                                                          (1,725)        (1,858)         (1,990)
 Realized capital gains
   Class II Shares                                                                              --             --            (285)
-----------------------------------------------------------------------------------------------------------------------------------
    Total dividends and distributions                                                       (1,725)        (1,858)         (2,275)
-----------------------------------------------------------------------------------------------------------------------------------
Capital share transactions:
Class I Shares (2)
 Proceeds from shares issued                                                                    --             --              --
 Proceeds from shares issued in lieu of cash distributions                                      --             --              --
 Cost of shares redeemed                                                                        --             --              --
-----------------------------------------------------------------------------------------------------------------------------------
Net increase in net assets from Class I Shares transactions                                     --             --              --
-----------------------------------------------------------------------------------------------------------------------------------
Class II Shares
 Proceeds from shares issued                                                                 4,881         10,661          11,993
 Proceeds from shares issued in lieu of cash distributions                                     301            384             548
 Cost of shares redeemed                                                                    (5,574)        (8,758)         (6,432)
-----------------------------------------------------------------------------------------------------------------------------------
 Net increase (decrease) in net assets from Class II Shares transactions                      (392)         2,287           6,109
-----------------------------------------------------------------------------------------------------------------------------------
 Net increase (decrease) in net assets from capital share transactions                        (392)         2,287           6,109
-----------------------------------------------------------------------------------------------------------------------------------
    Total increase (decrease) in net assets                                                   (193)         3,374           4,496
-----------------------------------------------------------------------------------------------------------------------------------
Net assets:
 Beginning of period                                                                        43,432         40,058          35,562
-----------------------------------------------------------------------------------------------------------------------------------
 End of period                                                                             $43,239        $43,432         $40,058
===================================================================================================================================
Undistributed net investment income                                                        $    --        $    --         $    --
===================================================================================================================================
Shares issued and redeemed:
Class I Shares
 Issued                                                                                         --             --              --
 Issued in lieu of cash distributions                                                           --             --              --
 Redeemed                                                                                       --             --              --
-----------------------------------------------------------------------------------------------------------------------------------
Increase in Class I Shares                                                                      --             --              --
-----------------------------------------------------------------------------------------------------------------------------------
Class II Shares
 Issued                                                                                        458          1,003           1,150
 Issued in lieu of cash distributions                                                           28             36              53
 Redeemed                                                                                     (520)          (818)           (616)
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in Class II Shares                                                         (34)           221             587
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in share transactions                                                  (34)           221             587
===================================================================================================================================

(1) On May 10, 2004 and August 2, 2004 the Constellation Funds acquired the assets of certain Turner Funds and the Pitcairn Funds, respectively, in a tax-free reorganization. See Note 1 in Notes to Financial Statements for additional information.
(2) Class I Shares were offered beginning on August 27, 2004 for the Constellation Sands Capital Select Growth Fund.
Amounts designated as "-" are either $0 or have been rounded to $0
The accompanying notes are an integral part of the financial statements.

114 | Constellation Funds 2004 Annual Report

FINANCIAL STATEMENTS


                       Constellation Pitcairn Tax-Exempt Bond Fund  Constellation Sands Capital Select Growth Fund
------------------------------------------------------------------------------------------------------------------
                       11/1/03 thru   11/1/02 thru    11/1/01 thru   11/1/03 thru    11/1/02 thru    11/1/01 thru
                         9/30/04        10/31/03        10/31/02        9/30/04        10/31/03        10/31/02
------------------------------------------------------------------------------------------------------------------
                         $  4,063       $  4,655        $  4,695       $   (638)        $  (294)       $   (272)
                              716            432             295            730          (6,078)        (11,995)
                             (314)           273           1,012          4,953          15,475           7,148
------------------------------------------------------------------------------------------------------------------
                            4,465          5,360           6,002          5,045           9,103          (5,119)
------------------------------------------------------------------------------------------------------------------


                           (4,075)        (4,623)         (4,690)            --              --              --

                             (432)          (294)            (61)            --              --              --
------------------------------------------------------------------------------------------------------------------
                           (4,507)        (4,917)         (4,751)            --              --              --
------------------------------------------------------------------------------------------------------------------


                               --             --              --         32,632              --              --
                               --             --              --             --              --              --
                               --             --              --             --              --              --
------------------------------------------------------------------------------------------------------------------
                               --             --              --         32,632              --              --
------------------------------------------------------------------------------------------------------------------


                           14,164         11,201          10,287         54,888           6,476           7,021
                              222            174              79             --              --              --
                          (11,934)       (16,253)         (8,783)       (33,825)         (4,519)         (8,410)
------------------------------------------------------------------------------------------------------------------
                            2,452         (4,878)          1,583         21,063           1,957          (1,389)
------------------------------------------------------------------------------------------------------------------
                            2,452         (4,878)          1,583         53,695           1,957          (1,389)
------------------------------------------------------------------------------------------------------------------
                            2,410         (4,435)          2,834         58,740          11,060          (6,508)
------------------------------------------------------------------------------------------------------------------

                          111,470        115,905         113,071         43,878          32,818          39,326
------------------------------------------------------------------------------------------------------------------
                         $113,880       $111,470        $115,905       $102,618         $43,878        $ 32,818
==================================================================================================================
                         $    129       $    141        $    109       $     --         $    --        $     --
==================================================================================================================


                               --             --              --          4,792              --              --
                               --             --              --             --              --              --
                               --             --              --             --              --              --
------------------------------------------------------------------------------------------------------------------
                               --             --              --          4,792              --              --
------------------------------------------------------------------------------------------------------------------

                            1,309          1,034             979          8,136           1,225           1,201
                               21             15               7             --              --              --
                           (1,121)        (1,516)           (837)        (5,007)           (882)         (1,468)
------------------------------------------------------------------------------------------------------------------
                              209           (467)            149          3,129             343            (267)
------------------------------------------------------------------------------------------------------------------
                              209           (467)            149          7,921             343            (267)
==================================================================================================================


                                    Constellation Funds 2004 Annual Report | 115

FINANCIAL STATEMENTS

STATEMENTS OF CHANGES IN NET ASSETS (000)(1)

                                                       Constellation TIP Small Cap
                                                         Value Opportunities Fund
                                                       ---------------------------
                                                         year ended   year ended
                                                          9/30/04       9/30/03
----------------------------------------------------------------------------------
Investment activities:
 Net investment loss                                      $    (39)     $    (4)
 Net realized gain from securities sold                      2,070          129
 Net change in unrealized appreciation
  (depreciation) of investments                              1,494          420
----------------------------------------------------------------------------------
Net increase in net assets resulting from operations         3,525          545
----------------------------------------------------------------------------------
Dividends and distributions to shareholders:
 Net investment income
   Class I Shares                                               --           --
   Class II Shares                                              --           (1)
 Realized capital gains
   Class I Shares                                               --           --
   Class II Shares                                            (223)          --
----------------------------------------------------------------------------------
    Total dividends and distributions                         (223)          (1)
----------------------------------------------------------------------------------
Capital share transactions:
Class I Shares
 Proceeds from shares issued                                    --           --
 Proceeds from shares issued in lieu of cash
  distributions                                                 --           --
 Cost of shares redeemed                                        --           --
----------------------------------------------------------------------------------
Net increase (decrease) in net assets from Class I
  Shares transactions                                           --           --
----------------------------------------------------------------------------------
Class II Shares
 Proceeds from shares issued                                29,439        5,909
 Proceeds from shares issued in lieu of cash
  distributions                                                221            1
 Cost of shares redeemed                                   (24,169)      (1,627)
----------------------------------------------------------------------------------
 Net increase (decrease) in net assets from Class II
  Shares transactions                                        5,491        4,283
----------------------------------------------------------------------------------
 Net increase (decrease) in net assets from capital
  share transactions                                         5,491        4,283
----------------------------------------------------------------------------------
    Total increase (decrease) in net assets                  8,793        4,827
----------------------------------------------------------------------------------
Net assets:
 Beginning of year                                           5,740          913
----------------------------------------------------------------------------------
 End of year                                              $ 14,533      $ 5,740
==================================================================================
Undistributed net investment income                       $      2      $    --
==================================================================================
Shares issued and redeemed:
Class I Shares
 Issued                                                         --           --
 Issued in lieu of cash distributions                           --           --
 Redeemed                                                       --           --
----------------------------------------------------------------------------------
Increase (decrease) in Class I Shares                           --           --
----------------------------------------------------------------------------------
Class II Shares
 Issued                                                      1,999          500
 Issued in lieu of cash distributions                           15           --
 Redeemed                                                   (1,569)        (147)
----------------------------------------------------------------------------------
Increase (decrease) in Class II Shares                         445          353
----------------------------------------------------------------------------------
Net increase (decrease) in share transactions                  445          353
==================================================================================

(1) On May 10, 2004 and August 2, 2004 the Constellation Funds acquired the assets of certain Turner Funds and the Pitcairn Funds, respectively, in a tax-free reorganization. See Note 1 in Notes to Financial Statements for additional information.
Amounts designated as "-" are either $0 or have been rounded to $0
The accompanying notes are an integral part of the financial statements.



116 | Constellation Funds 2004 Annual Report

FINANCIAL STATEMENTS

                                                                             Constellation TIP
                                                  Constellation TIP             Healthcare &           Constellation TIP Tax
                                               Financial Services Fund       Biotechnology Fund      Managed U.S. Equity Fund
-----------------------------------------------------------------------------------------------------------------------------
                                               year ended   year ended    year ended   year ended    year ended    year ended
                                                9/30/04       9/30/03      9/30/04       9/30/03       9/30/04      9/30/03
-----------------------------------------------------------------------------------------------------------------------------
                                                $   (40)      $   (29)     $   (256)     $  (136)      $   (15)     $   (18)
                                                  1,782         1,106         1,403        1,068           709           91
                                                    256         3,052          (540)       1,770          (162)       1,212
-----------------------------------------------------------------------------------------------------------------------------
                                                  1,998         4,129           607        2,702           532        1,285
-----------------------------------------------------------------------------------------------------------------------------


                                                     --            --            --           --            --           --
                                                     --            --            --           --            --           --

                                                 (1,753)         (136)           --           --
                                                     --            --           (14)          --            --           --
-----------------------------------------------------------------------------------------------------------------------------
                                                 (1,753)         (136)          (14)          --            --           --
-----------------------------------------------------------------------------------------------------------------------------


                                                  1,131         3,947            --           --            --           --
                                                  1,671           129            --           --            --           --
                                                 (5,087)       (2,909)           --           --            --           --
-----------------------------------------------------------------------------------------------------------------------------
                                                 (2,285)        1,167            --           --            --           --
-----------------------------------------------------------------------------------------------------------------------------


                                                     --            --        32,296        6,326           341        1,071
                                                     --            --            13           --            --           --
                                                     --            --       (12,384)      (3,463)       (1,321)      (1,575)
-----------------------------------------------------------------------------------------------------------------------------
                                                     --            --        19,925        2,863          (980)        (504)
-----------------------------------------------------------------------------------------------------------------------------
                                                 (2,285)        1,167        19,925        2,863          (980)        (504)
-----------------------------------------------------------------------------------------------------------------------------
                                                 (2,040)        5,160        20,518        5,565          (448)         781
-----------------------------------------------------------------------------------------------------------------------------

                                                 17,309        12,149        14,853        9,288         5,528        4,747
-----------------------------------------------------------------------------------------------------------------------------
                                                $15,269       $17,309      $ 35,371      $14,853       $ 5,080      $ 5,528
=============================================================================================================================
                                                $    --       $    --      $     --      $    --       $    --      $    --
=============================================================================================================================


                                                     78           305            --           --            --           --
                                                    122            12            --           --            --           --
                                                   (373)         (246)           --           --            --           --
-----------------------------------------------------------------------------------------------------------------------------
                                                   (173)           71            --           --            --           --
-----------------------------------------------------------------------------------------------------------------------------

                                                     --            --         2,265          592            39          157
                                                     --            --             1           --            --           --
                                                     --            --          (907)        (331)         (152)        (223)
-----------------------------------------------------------------------------------------------------------------------------
                                                     --            --         1,359          261          (113)         (66)
-----------------------------------------------------------------------------------------------------------------------------
                                                   (173)           71         1,359          261          (113)         (66)
=============================================================================================================================


                                    Constellation Funds 2004 Annual Report | 117

FINANCIAL STATEMENTS

STATEMENTS OF CHANGES IN NET ASSETS (000)(1)

                                                                                          Constellation International Equity Fund
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                        11/1/03 thru    11/1/02 thru   11/1/01 thru
                                                                                           9/30/04        10/31/03       10/31/02
-----------------------------------------------------------------------------------------------------------------------------------
Investment activities:
 Net investment income                                                                    $    861        $    956       $    631
 Net realized gain (loss) from securities sold                                              12,637          (9,048)       (24,989)
 Net realized loss from foreign currency transactions                                          (62)           (116)           (64)
 Net change in unrealized appreciation (depreciation) of investments                        (2,756)         27,564         10,252
 Net change in unrealized appreciation (depreciation) on translation of foreign
  currency and other assets and liabilities denominated in foreign currency                    (15)             29             17
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from operations                             10,665          19,385        (14,153)
-----------------------------------------------------------------------------------------------------------------------------------
Dividends and distributions to shareholders:
 Net investment income
   Class I Shares                                                                               --              --             --
   Class II Shares                                                                          (2,621)           (459)        (1,095)
 Realized capital gains
   Class I Shares                                                                               --              --             --
   Class II Shares                                                                              --              --             --
-----------------------------------------------------------------------------------------------------------------------------------
    Total dividends and distributions                                                       (2,621)           (459)        (1,095)
-----------------------------------------------------------------------------------------------------------------------------------
Capital share transactions:
Class I Shares
 Proceeds from shares issued                                                                    --              --             --
 Proceeds from shares issued in lieu of cash distributions                                      --              --             --
 Cost of shares redeemed                                                                        --              --             --
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets from Class I Shares transactions                          --              --             --
-----------------------------------------------------------------------------------------------------------------------------------
Class II Shares
 Proceeds from shares issued                                                                29,752          10,740         11,630
 Proceeds from shares issued in lieu of cash distributions                                     340              62            112
 Cost of shares redeemed                                                                   (28,952)        (15,424)       (21,758)
-----------------------------------------------------------------------------------------------------------------------------------
 Net increase (decrease) in net assets from Class II Shares transactions                     1,140          (4,622)       (10,016)
-----------------------------------------------------------------------------------------------------------------------------------
 Net increase (decrease) in net assets from capital share transactions                       1,140          (4,622)       (10,016)
-----------------------------------------------------------------------------------------------------------------------------------
    Total increase (decrease) in net assets                                                  9,184          14,304        (25,264)
-----------------------------------------------------------------------------------------------------------------------------------
Net assets:
 Beginning of period                                                                        97,817          83,513        108,777
-----------------------------------------------------------------------------------------------------------------------------------
 End of period                                                                            $107,001        $ 97,817       $ 83,513
===================================================================================================================================
Undistributed net investment income (Distributions in excess of net investment
  income)                                                                                 $   (491)       $    898       $    455
===================================================================================================================================
Shares issued and redeemed:
Class I Shares
 Issued                                                                                         --              --             --
 Issued in lieu of cash distributions                                                           --              --             --
 Redeemed                                                                                       --              --             --
-----------------------------------------------------------------------------------------------------------------------------------
Increase in Class I Shares                                                                      --              --             --
-----------------------------------------------------------------------------------------------------------------------------------
Class II Shares
 Issued                                                                                      4,201           2,016          1,925
 Issued in lieu of cash distributions                                                           51              12             18
 Redeemed                                                                                   (4,219)         (2,869)        (3,561)
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in Class II Shares                                                          33            (841)        (1,618)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in share transactions                                                   33            (841)        (1,618)
===================================================================================================================================

* Dividend income, net realized gain (loss) from securities sold and net change in unrealized appreciation of investment securities are attributable to the underlying investments in affiliated investment companies.
(1) On May 10, 2004 and August 2, 2004 the Constellation Funds acquired the assets of certain Turner Funds and the Pitcairn Funds, respectively, in a tax-free reorganization. See Note 1 in Notes to Financial Statements for additional information.
(2) Commencement of operations.
Amounts designated as "-" are either $0 or have been rounded to $0
The accompanying notes are an integral part of the financial statements.


118 | Constellation Funds 2004 Annual Report

FINANCIAL STATEMENTS

                                      Constellation Strategic Value
                                          and High Income Fund
-------------------------------------------------------------------
                                       year ended    10/31/02(2)
                                        9/30/04     thru 9/30/03
-------------------------------------------------------------------
                                        $    116*       $   4*
                                             524*          (1)*
                                              --           --
                                              64*          22*

                                              --           --
-------------------------------------------------------------------
                                             704           25
-------------------------------------------------------------------


                                            (116)          (4)
                                              --           --

                                              (9)          --
                                              --           --
-------------------------------------------------------------------
                                            (125)          (4)
-------------------------------------------------------------------


                                          13,524          912
                                             123            4
                                         (13,963)        (494)
-------------------------------------------------------------------
                                            (316)         422
-------------------------------------------------------------------


                                              --           --
                                              --           --
                                              --           --
-------------------------------------------------------------------
                                              --           --
-------------------------------------------------------------------
                                            (316)         422
-------------------------------------------------------------------
                                             263          443
-------------------------------------------------------------------

                                             443           --
-------------------------------------------------------------------
                                        $    706        $ 443
===================================================================

                                        $     --        $  --
===================================================================


                                             985           75
                                               9           --
                                            (979)         (40)
-------------------------------------------------------------------
                                              15           35
-------------------------------------------------------------------

                                              --           --
                                              --           --
                                              --           --
-------------------------------------------------------------------
                                              --           --
-------------------------------------------------------------------
                                              15           35
===================================================================

                                    Constellation Funds 2004 Annual Report | 119

FINANCIAL STATEMENTS

FINANCIAL HIGHLIGHTS
For a share outstanding throughout each period

                                                         Realized and
                     Net asset            Net             unrealized          Dividends          Distributions        Net asset
                       value,          investment            gains             from net              from               value,
                     beginning           income           (losses) on         investment            capital              end
                     of period           (loss)           investments           income               gains            of period
-------------------------------------------------------------------------------------------------------------------------------
Constellation Clover Large Cap Value Fund(1) --Class I Shares
-------------------------------------------------------------
2004                   $ 9.56             0.08                1.27               (0.08)                 --              $10.83
2003                   $ 7.86             0.08                1.70               (0.08)                 --              $ 9.56
2002                   $ 9.89             0.10               (2.03)              (0.10)                 --              $ 7.86
2001(2)                $12.44             0.11               (1.93)              (0.11)              (0.62)             $ 9.89
2000                   $11.43             0.08                2.06               (0.09)              (1.04)             $12.44
---------------------------------------------------------
Constellation Clover Core Value Fund(1) -- Class I Shares
---------------------------------------------------------
2004                   $14.18             0.06                2.84               (0.06)              (0.51)             $16.51
2003(3)                $11.71             0.05                2.47               (0.05)                 --              $14.18
2002                   $14.85             0.08               (0.61)              (0.08)              (2.53)             $11.71
2001(4)                $14.23             0.05                0.59               (0.02)                 --              $14.85
2000                   $15.92             0.05                1.79               (0.07)              (3.46)             $14.23
--------------------------------------------------------------
Constellation Clover Small Cap Value Fund(1) -- Class I Shares
--------------------------------------------------------------
2004                   $19.23            (0.01)               4.57               (0.03)                 --              $23.76
2003                   $15.20             0.01                4.04               (0.02)(5)              --              $19.23
2002                   $16.69             0.06               (1.50)              (0.05)                 --              $15.20
2001(6)                $16.36             0.10                1.67               (0.05)              (1.39)             $16.69
2000                   $13.71            (0.02)               3.91                  --               (1.24)             $16.36
----------------------------------------------------------------
Constellation Clover Core Fixed Income Fund(1) -- Class I Shares
----------------------------------------------------------------
2004                   $10.40             0.43               (0.13)              (0.43)                 --              $10.27
2003                   $10.55             0.45               (0.10)              (0.47)              (0.03)             $10.40
2002                   $10.20             0.52                0.35               (0.52)                 --              $10.55
2001(7)                $ 9.62             0.54                0.58               (0.54)                 --              $10.20
2000                   $ 9.50             0.54                0.12               (0.54)                 --              $ 9.62
-----------------------------------------------------------------------------------
Constellation Chartwell Ultra Short Duration Fixed Income Fund(1) -- Class I Shares
-----------------------------------------------------------------------------------
2004                   $10.17             0.21               (0.05)              (0.21)                 --              $10.12
2003                   $10.23             0.08(8)             0.06               (0.19)              (0.01)             $10.17
2002                   $10.22             0.25                0.05               (0.29)                 --              $10.23
2001                   $10.05             0.54                0.15               (0.52)                 --              $10.22
2000                   $10.05             0.61                0.01               (0.62)                 --              $10.05
------------------------------------------------------------------------------------
Constellation Chartwell Ultra Short Duration Fixed Income Fund(1) -- Class II Shares
------------------------------------------------------------------------------------
2004                   $10.21             0.20               (0.06)              (0.19)                 --              $10.16
2003                   $10.27             0.05(8)             0.07               (0.17)              (0.01)             $10.21
2002                   $10.26             0.25                0.02               (0.26)                 --              $10.27
2001                   $10.09             0.50                0.17               (0.50)                 --              $10.26
2000                   $10.10             0.57                0.02               (0.60)                 --              $10.09
-----------------------------------------------------------------------------
Constellation Chartwell Short Duration Fixed Income Fund(1) -- Class I Shares
-----------------------------------------------------------------------------
2004                   $10.14             0.28               (0.10)              (0.28)                 --              $10.04
2003                   $10.24             0.17(8)             0.05               (0.25)              (0.07)             $10.14
2002                   $10.16             0.35                0.12               (0.39)                 --              $10.24
2001                   $ 9.82             0.57                0.32               (0.55)                 --              $10.16
2000                   $ 9.84             0.58               (0.01)              (0.59)                 --              $ 9.82

+   Inclusive of directed brokerage arrangements, waivers and reimbursements.
++  Excludes effect of in-kind transfers and mergers.
(1) Effective May 10, 2004 and August 2, 2004, the Constellation Funds acquired the assets of certain Turner Funds and the Pitcairn Funds, respectively, in a tax-free reorganization. In connection with the reorganization, CIMCO became the investment adviser to the Funds. See Note 1 in Notes to Financial Statements for additional information.
(2) On April 30, 2001, shareholders of the Clover Max Cap Value Fund approved a change in the adviser from Clover Capital Management, Inc. to Turner Investment Partners, Inc., with Clover Capital becoming the Fund's sub-adviser. In connection with the change in adviser, the Fund changed its name to the Turner Large Cap Value Fund effective May 1, 2001.
(3) Effective April 15, 2003, the Board of Trustees of Turner Fund approved a resolution to change the name of the Turner Midcap Value Fund to the Turner Core Value Fund and to change its principal investment strategy to a "core" approach.
(4) On April 30, 2001, shareholders of the Clover Equity Value Fund approved a change in the adviser from Clover Capital Management, Inc. to Turner Investment Partners, Inc., with Clover Capital becoming the Fund's sub-adviser. In connection with the change in adviser, the Fund changed its name to the Turner Midcap Value Fund effective May 1, 2001.

120 | Constellation Funds 2004 Annual Report

FINANCIAL STATEMENTS

                                                                                 Ratio of net
                                     Net         Ratio of      Ratio of total     investment
                                  assets end   net expenses       expenses       income (loss)   Portfolio
                         Total     of period    to average       to average       to average      turnover
                        return      (000)       net assets+      net assets       net assets+      rate++
----------------------------------------------------------------------------------------------------------
                         14.07%    $  6,251        1.25%            1.52%             0.72%          78%
                         22.72%    $  4,792        1.15%            1.70%             0.89%          59%
                        (19.66)%   $  4,255        0.95%            1.54%             1.06%          70%
                        (15.47)%   $  5,152        0.95%            3.56%             1.00%         121%
                         19.84%    $  5,163        0.95%            3.98%             0.75%         154%


                         20.75%    $ 59,714        1.08%            1.08%             0.39%          55%
                         21.61%    $ 46,673        1.13%            1.13%             0.43%          67%
                         (6.37)%   $ 43,571        1.10%            1.13%             0.56%         103%
                          4.50%    $ 41,715        1.10%            1.16%             0.30%         128%
                         13.67%    $ 45,657        1.10%            1.11%             0.34%          90%


                         23.72%    $540,278        1.22%            1.22%            (0.09)%         61%
                         26.66%    $394,946        1.27%            1.27%             0.08%          52%
                         (8.69)%   $464,576        1.26%            1.26%             0.31%          38%
                         12.15%    $178,164        1.28%            1.28%             0.37%         120%
                         29.59%    $ 36,254        1.40%            1.47%            (0.11)%         86%


                          2.97%    $ 32,334        0.80%            0.85%             3.94%          45%
                          3.37%    $ 43,391        0.78%            0.87%             4.25%          46%
                          8.85%    $ 42,924        0.75%            0.87%             5.03%          49%
                         11.99%    $ 34,074        0.75%            1.01%             5.50%          34%
                          7.21%    $ 31,486        0.75%            1.02%             5.72%          42%


                          1.63%    $391,934        0.46%            0.58%             2.08%          44%
                          1.40%    $462,567        0.41%            0.62%             0.78%         222%
                          2.95%    $470,021        0.36%            0.60%             2.27%          71%
                          7.09%    $ 93,531        0.36%            0.87%             5.09%         119%
                          6.34%    $ 30,365        0.36%            1.25%             6.15%         141%


                          1.38%    $  8,895        0.71%            0.83%             1.83%          44%
                          1.15%    $  5,964        0.66%            0.87%             0.51%         222%
                          2.69%    $  8,888        0.61%            0.85%             2.11%          71%
                          6.82%    $  6,106        0.61%            1.10%             5.19%         119%
                          6.00%    $  8,934        0.61%            1.48%             5.72%         141%


                          1.84%    $172,213        0.46%            0.60%             2.49%          84%
                          2.15%    $252,772        0.41%            0.62%             1.65%         200%
                          4.69%    $264,010        0.36%            0.60%             3.27%         178%
                          9.35%    $ 68,405        0.36%            0.72%             5.65%         104%
                          6.00%    $ 42,092        0.36%            0.74%             5.94%         136%

(5) Includes return of capital of $0.004.
(6) On April 30, 2001, shareholder of the Clover Small Cap Value Fund approved a change in the adviser from Clover Capital Management, Inc. to Turner Investment Partners, Inc., with Clover Capital becoming the Fund's sub-adviser. In connection with the change in adviser, the Fund changed its name to the Turner Small Cap Value Fund effective May 1, 2001.
(7) On April 30, 2001, shareholder of the Clover Fixed Income Fund approved a change in the adviser from Clover Capital Management, Inc. to Turner Investment Partners, Inc., with Clover Capital Management, Inc. becoming the Fund's sub-adviser. In connection with the change in adviser, the Fund changed its name to the Turner Core Fixed Income Fund effective May 1, 2001.
(8) Based on average shares outstanding.

Amounts designated as "-" are either $0 or have been rounded to $0

The accompanying notes are an integral part of the financial statements.


                                  Constellation Funds 2004 Annual Report | 121

FINANCIAL STATEMENTS

FINANCIAL HIGHLIGHTS
For a share outstanding throughout each period

                                                         Realized and
                     Net asset            Net             unrealized          Dividends          Distributions        Net asset
                       value,          investment            gains             from net              from               value,
                     beginning           income           (losses) on         investment            capital              end
                     of period           (loss)           investments           income               gains            of period
-------------------------------------------------------------------------------------------------------------------------------
Constellation Chartwell Short Duration Fixed Income Fund(1) -- Class II Shares
------------------------------------------------------------------------------
2004                   $10.10             0.25               (0.08)              (0.26)                 --              $10.01
2003                   $10.21             0.14(2)             0.04               (0.22)              (0.07)             $10.10
2002                   $10.12             0.32                0.13               (0.36)                 --              $10.21
2001                   $ 9.78             0.54                0.33               (0.53)                 --              $10.12
2000                   $ 9.80             0.58               (0.02)              (0.58)                 --              $ 9.78
------------------------------------------------------------
Constellation Chartwell High Yield Fund(1) -- Class I Shares
------------------------------------------------------------
2004                   $ 5.02             0.35                0.10               (0.35)                 --              $ 5.12
2003                   $ 4.45             0.37                0.56               (0.36)                 --              $ 5.02
2002(3)                $ 5.49             0.64               (1.04)              (0.64)                 --              $ 4.45
2001                   $ 8.10             0.78               (2.61)              (0.78)                 --              $ 5.49
2000                   $ 8.82             0.79               (0.72)              (0.79)                 --              $ 8.10
----------------------------------------------------------
Constellation HLAM Large Cap Value Fund -- Class II Shares
----------------------------------------------------------
2004(4)                $10.00             0.01               (0.17)              (0.01)                 --              $ 9.83
-------------------------------------------------------------------
Constellation Pitcairn Diversified Value Fund(1) -- Class II Shares
-------------------------------------------------------------------
2004(5)                $10.26             0.10                0.97               (0.11)                 --              $11.22
2003                   $ 8.50             0.12                1.77               (0.13)                 --              $10.26
2002                   $ 9.19             0.10               (0.69)              (0.10)                 --              $ 8.50
2001                   $10.52             0.09               (1.33)              (0.09)                 --              $ 9.19
2000(6)                $10.00             0.01(2)             0.51                  --                  --              $10.52
--------------------------------------------------------------
Constellation Pitcairn Select Value Fund(1) -- Class II Shares
--------------------------------------------------------------
2004(5)                $10.38             0.08                0.66               (0.09)              (0.16)             $10.87
2003                   $ 8.36             0.08                2.03               (0.09)                 --              $10.38
2002                   $10.01             0.09               (1.65)              (0.09)                 --              $ 8.36
2001                   $10.96             0.09               (0.95)              (0.09)                 --              $10.01
2000(7)                $10.00             0.02                0.95               (0.01)                 --              $10.96
--------------------------------------------------------------------
Constellation Pitcairn Diversified Growth Fund(1) -- Class II Shares
--------------------------------------------------------------------
2004(5)                $ 5.25               --                0.11                  --(8)               --              $ 5.36
2003                   $ 4.40               --                0.85                  --                  --              $ 5.25
2002                   $ 5.66            (0.01)              (1.25)                 --                  --              $ 4.40
2001                   $ 9.18            (0.03)              (3.49)                 --                  --              $ 5.66
2000(6)                $10.00            (0.01)              (0.81)                 --                  --              $ 9.18
-----------------------------------------------------------
Constellation Pitcairn Small Cap Fund(1) -- Class II Shares
-----------------------------------------------------------
2004(5)                $13.78            (0.04)               1.56                  --(8)               --              $15.30
2003                   $ 9.87               -- (2)            3.91                  --(8)               --              $13.78
2002                   $10.67             0.07               (0.78)              (0.09)                 --              $ 9.87
2001                   $10.18             0.10                0.49               (0.10)                 --              $10.67
2000(9)                $10.00             0.02                0.16                  --                  --              $10.18

+   Returns are for the period indicated and have not been annualized.
++  Inclusive of directed brokerage arrangements, waivers and reimbursements.
(1) Effective May 10, 2004 and August 2, 2004, the Constellation Funds acquired the assets of certain Turner Funds and the Pitcairn Funds, respectively, in a tax-free reorganization. In connection with the reorganization, CIMCO became the investment adviser to the Funds. See Note 1 in Notes to Financial Statements for additional information.
(2) Based on average shares outstanding.
(3) The information set forth in this table for the periods prior to May 1, 2002, is the financial data of the Penn Capital Strategic High Yield Bond Fund. Effective May 1, 2002, Turner Investment Partners, Inc. became the Fund's adviser.
(4) Commenced operations on April 30, 2004. All ratios for the period have been annualized.
(5) For the eleven-month period ended September 30, 2004. All ratios for the period have been annualized. The Fund changed its fiscal year end from October 31 to September 30.
(6) Commenced operations on August 4, 2000. All ratios for the period have been annualized.

122 | Constellation Funds 2004 Annual Report

FINANCIAL STATEMENTS


                                                                                  Ratio of net
                                      Net         Ratio of      Ratio of total     investment
                                   assets end   net expenses       expenses       income (loss)   Portfolio
                          Total     of period    to average       to average       to average      turnover
                         return      (000)      net assets++      net assets      net assets++       rate
-----------------------------------------------------------------------------------------------------------
                           1.68%    $  2,903        0.71%            0.85%             2.29%          84%
                           1.79%    $  2,246        0.66%            0.87%             1.41%         200%
                           4.53%    $  8,356        0.61%            0.85%             3.21%         178%
                           9.10%    $  8,130        0.61%            0.96%             5.40%         104%
                           5.92%    $  6,479        0.61%            0.95%             5.90%         136%


                           9.34%    $ 10,171        0.86%            1.14%             6.98%         199%
                          21.61%    $  9,408        0.76%            1.16%             7.71%         241%
                          (8.05)%   $  9,432        0.68%            1.47%            12.78%         171%
                         (23.66)%   $ 13,977        0.68%            1.38%            11.18%          86%
                           0.56%    $ 32,560        0.68%            1.04%             8.94%          76%


                          (1.58)%+  $  1,437        1.20%            3.91%             0.33%           4%


                          10.50%+   $152,202        1.02%            1.14%             1.06%          75%
                          22.43%    $143,641        1.01%            1.14%             1.32%          59%
                          (6.43)%   $122,391        1.02%            1.13%             1.17%          26%
                         (11.87)%   $139,767        1.00%            1.16%             0.92%          48%
                           5.24%+   $165,823        1.00%            1.22%             0.73%          12%


                           7.16%+   $ 61,817        1.03%            1.19%             0.84%         111%
                          25.48%    $ 58,133        1.02%            1.23%             0.86%         104%
                         (15.77)%   $ 48,455        1.02%            1.19%             0.92%         110%
                          (7.90)%   $ 60,986        1.00%            1.19%             0.85%         104%
                           9.70%+   $ 62,392        1.00%            1.33%             0.95%          27%


                           2.14%+   $104,528        1.02%            1.15%               --%          53%
                          19.32%    $ 95,724        1.01%            1.16%             0.05%          70%
                         (22.26)%   $ 82,368        1.01%            1.14%            (0.15)%         35%
                         (38.34)%   $107,141        1.00%            1.17%            (0.44)%         37%
                          (8.20)%+  $174,960        1.00%            1.22%            (0.68)%          6%


                          11.03%+   $ 92,848        1.08%            1.15%            (0.26)%         72%
                          39.65%    $ 87,520        1.20%(10)        1.17%            (0.04)%        149%
                          (6.78)%   $ 50,096        1.28%(10)        1.38%             0.58%          93%
                           5.80%    $ 62,227        1.16%(10)        1.19%             0.93%          96%
                           1.80%+   $ 67,651        1.22%(10)        1.33%             1.11%          10%

 (7) Commenced operations on August 11, 2000. All ratios for the period have been annualized.
 (8) Amount represents less than $0.01 per share.
 (9) Commenced operations on August 25, 2000. All ratios for the period have been annualized.
(10) The ratio of expenses excluding interest expense to average net assets for the periods ended October 31, 2003, October 31, 2002, October 31,
     2001 and October 31, 2000 were 1.10%, 1.19%, 1.00% and 1.00%, respectively.

Amounts designated as "-" are either $0 or have been rounded to $0

The accompanying notes are an integral part of the financial statements.


                                    Constellation Funds 2004 Annual Report | 123

FINANCIAL STATEMENTS

FINANCIAL HIGHLIGHTS
For a share outstanding throughout each period

                                                         Realized and
                     Net asset            Net             unrealized          Dividends          Distributions        Net asset
                       value,          investment            gains             from net              from               value,
                     beginning           income           (losses) on         investment            capital              end
                     of period           (loss)           investments           income               gains            of period
-------------------------------------------------------------------------------------------------------------------------------
Constellation Pitcairn Family Heritage(R) Fund(1) -- Class II Shares
--------------------------------------------------------------------
2004(2)                $ 8.55               --                0.83                  --(3)*              --              $ 9.38
2003                   $ 6.97               --                1.58                  --                  --              $ 8.55
2002                   $ 7.82            (0.01)              (0.84)                 --                  --              $ 6.97
2001                   $ 9.87            (0.02)              (2.03)                 --                  --              $ 7.82
2000(4)                $10.00            (0.01)              (0.12)                 --                  --              $ 9.87
--------------------------------------------------------------
Constellation Pitcairn Taxable Bond Fund(1) -- Class II Shares
--------------------------------------------------------------
2004(2)                $10.73             0.43                0.04               (0.43)                 --              $10.77
2003                   $10.47             0.51                0.26               (0.51)                 --              $10.73
2002                   $10.98             0.56               (0.42)              (0.56)              (0.09)             $10.47
2001                   $10.09             0.59                0.90               (0.60)                 --              $10.98
2000(4)                $10.00             0.15                0.09               (0.15)                 --              $10.09
-----------------------------------------------------------------
Constellation Pitcairn Tax-Exempt Bond Fund(1) -- Class II Shares
-----------------------------------------------------------------
2004(2)                $10.77             0.39                0.05               (0.39)              (0.04)             $10.78
2003                   $10.71             0.44                0.09               (0.44)              (0.03)             $10.77
2002                   $10.60             0.44                0.12               (0.44)              (0.01)             $10.71
2001                   $10.04             0.45                0.57               (0.46)                 --              $10.60
2000(5)                $10.00             0.10                0.04               (0.10)                 --              $10.04
-------------------------------------------------------------------
Constellation Sands Capital Select Growth Fund(1) -- Class I Shares
-------------------------------------------------------------------
2004(6)                $ 6.74               --                0.06                  --                  --              $ 6.80
--------------------------------------------------------------------
Constellation Sands Capital Select Growth Fund(1) -- Class II Shares
--------------------------------------------------------------------
2004(2)                $ 6.13            (0.06)               0.73                  --                  --              $ 6.80
2003                   $ 4.81            (0.04)(7)            1.36                  --                  --              $ 6.13
2002                   $ 5.55            (0.04)              (0.70)                 --                  --              $ 4.81
2001                   $ 9.02            (0.04)              (3.43)                 --                  --              $ 5.55
2000(5)                $10.00            (0.01)              (0.97)                 --                  --              $ 9.02
--------------------------------------------------------------------------
Constellation TIP Small Cap Value Opportunities Fund(1) -- Class II Shares
--------------------------------------------------------------------------
2004                   $12.72            (0.04)               3.75                  --               (0.22)             $16.21
2003                   $ 9.27            (0.01)               3.47               (0.01)                 --              $12.72
2002(8)                $10.00               --               (0.73)                 --                  --              $ 9.27
-----------------------------------------------------------------
Constellation TIP Financial Services Fund(1)(9) -- Class I Shares
-----------------------------------------------------------------
2004                   $13.60            (0.04)               1.69                  --               (1.37)             $13.88
2003                   $10.11            (0.02)               3.62                  --               (0.11)             $13.60
2002                   $16.67            (0.02)              (1.12)                 --               (5.42)             $10.11
2001(10)               $19.76            (0.13)              (2.96)                 --                  --              $16.67
2001                   $17.19            (0.14)               3.30                  --               (0.59)             $19.76
2000                   $18.01            (0.17)              (0.65)                 --                  --              $17.19

*   Includes return of capital of $0.0003.
+   Returns are for the period indicated and have not been annualized.
++ Inclusive of directed brokerage arrangements, waivers and reimbursements. +++ Excludes effect of in-kind transfers and mergers.
(1) Effective May 10, 2004 and August 2, 2004, the Constellation Funds acquired the assets of certain Turner Funds and the Pitcairn Funds, respectively, in a tax-free reorganization. In connection with the reorganization, CIMCO became the investment adviser to the Funds. See Note 1 in Notes to Financial Statements for additional information.
(2) For the eleven-month period ended September 30, 2004. All ratios for the period have been annualized. The Fund changed its fiscal year end from October 31 to September 30.
(3) Amount represents less than $0.01 per share.
(4) Commenced operations on August 4, 2000. All ratios for the period have been annualized.
(5) Commenced operations on August 11, 2000. All ratios for the period have been annualized.
(6) Commenced operations on August 27, 2004. All ratios for the period have been annualized.
(7) Based on average shares outstanding.
(8) Commenced operations on March 4, 2002. All ratios for the period have been annualized.

124 | Constellation Funds 2004 Annual Report

FINANCIAL STATEMENTS

                                                                                 Ratio of net
                                     Net         Ratio of      Ratio of total     investment
                                  assets end   net expenses       expenses       income (loss)   Portfolio
                         Total     of period    to average       to average       to average      turnover
                        return      (000)      net assets++      net assets      net assets++     rate+++
----------------------------------------------------------------------------------------------------------
                          9.77%+   $ 78,103        1.23%            1.37%             0.01%          19%
                         22.67%    $ 73,490        1.23%            1.38%             0.06%          12%
                        (10.87)%   $ 66,126        1.27%            1.36%            (0.18)%         24%
                        (20.77)%   $ 77,295        1.20%            1.37%            (0.19)%         37%
                         (1.30)%+  $ 98,420        1.20%            1.44%            (0.29)%          1%


                          4.42%+   $ 43,239        0.75%            0.94%             4.36%          26%
                          7.44%    $ 43,432        0.73%            0.97%             4.74%          24%
                          1.46%    $ 40,058        0.78%            0.98%             5.35%          58%
                         15.19%    $ 35,562        0.70%            0.99%             5.63%          54%
                          2.36%+   $ 37,212        0.70%            1.10%             6.51%           7%


                          4.20%+   $113,880        0.62%            0.75%             3.97%          25%
                          4.96%    $111,470        0.60%            0.74%             4.06%          14%
                          5.41%    $115,905        0.60%            0.74%             4.19%          14%
                         10.30%    $113,071        0.60%            0.77%             4.35%          23%
                          1.43%+   $ 99,187        0.60%            0.86%             4.88%          10%


                          0.89%+   $ 32,591        1.10%            1.10%            (0.79)%         11%


                         10.93%+   $ 70,027        1.20%            1.35%            (0.95)%         11%
                         27.44%    $ 43,878        1.17%            1.45%            (0.81)%         28%
                        (13.33)%   $ 32,818        1.16%            1.43%            (0.69)%         24%
                        (38.44)%   $ 39,326        1.15%            1.43%            (0.63)%         37%
                         (9.80)%+  $ 54,794        1.15%            1.50%            (0.61)%         13%


                         29.36%    $ 14,533        1.45%            1.82%            (0.23)%        272%
                         37.29%    $  5,740        1.40%            3.64%            (0.26)%        245%
                         (7.30)%+  $    913        1.45%            6.18%             0.08%         142%


                         12.31%    $ 15,269        1.45%            1.52%            (0.24)%        103%
                         35.95%    $ 17,309        1.50%            1.82%            (0.22)%        139%
                        (12.48)%   $ 12,149        1.40%            2.16%            (0.40)%        171%
                        (15.64)%+  $ 15,554        2.29%            2.33%            (1.19)%         52%
                         18.20%    $ 23,341        2.11%            2.11%            (0.59)%        110%
                         (4.55)%   $ 25,892        2.14%            2.14%            (0.91)%        180%

 (9) On November 12, 2001, the Titan Financial Services Fund (the "Titan Fund") exchanged all of its assets and liabilities for shares of the Turner Financial Services Fund. The Titan Fund is the accounting survivor in this transaction, and as a result, the accounting history and operating results for the periods prior to November 12, 2001 have been carried forward in these financial highlights.
 10) For the six month period ended October 31, 2001. All ratios for the period have been annualized. The Titan Fund changed its fiscal year end from April 30 to October 31.

Amounts designated as "-" are either $0 or have been rounded to $0

The accompanying notes are an integral part of the financial statements.


                                    Constellation Funds 2004 Annual Report | 125

FINANCIAL STATEMENTS

FINANCIAL HIGHLIGHTS
For a share outstanding throughout each period

                                                         Realized and
                     Net asset            Net             unrealized          Dividends          Distributions        Net asset
                       value,          investment            gains             from net              from               value,
                     beginning           income           (losses) on         investment            capital              end
                     of period           (loss)           investments           income               gains            of period
-------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------
Constellation TIP Healthcare & Biotechnology Fund(1) -- Class II Shares
-----------------------------------------------------------------------
2004                   $12.31            (0.06)               1.55                  --               (0.01)             $13.79
2003                   $ 9.83            (0.11)               2.59                  --                  --              $12.31
2002                   $11.15            (0.10)              (1.20)                 --               (0.02)             $ 9.83
2001(2)                $10.00            (0.03)               1.18                  --                  --              $11.15
--------------------------------------------------------------------
Constellation TIP Tax Managed U.S. Equity Fund(1) -- Class II Shares
--------------------------------------------------------------------
2004                   $ 8.04            (0.03)               0.83                  --                  --              $ 8.84
2003                   $ 6.29            (0.03)               1.78                  --                  --              $ 8.04
2002                   $ 8.18            (0.03)              (1.86)                 --                  --              $ 6.29
2001(2)                $10.00               --               (1.82)                 --                  --              $ 8.18
-------------------------------------------------------------
Constellation International Equity Fund(1) -- Class II Shares
-------------------------------------------------------------
2004(3)                $ 6.47             0.05                0.71               (0.17)                 --              $ 7.06
2003                   $ 5.23             0.06                1.21               (0.03)                 --              $ 6.47
2002                   $ 6.19             0.04               (0.94)              (0.06)                 --              $ 5.23
2001                   $ 9.28             0.01               (3.05)              (0.02)              (0.03)             $ 6.19
2000(4)                $10.00            (0.01)              (0.71)                 --                  --              $ 9.28
--------------------------------------------------------------------------
Constellation Strategic Value and High Income Fund(1)(5) -- Class I Shares
--------------------------------------------------------------------------
2004                   $12.58             0.47                1.53               (0.47)              (0.10)             $14.01
2003(6)                $10.00             0.25                2.58               (0.25)                 --              $12.58

+   Returns are for the period indicated and have not been annualized.
++ Inclusive of directed brokerage arrangements, waivers and reimbursements. +++ Excludes effect of in-kind transfers and mergers.
(1) Effective May 10, 2004 and August 2, 2004, the Constellation Funds acquired the assets of certain Turner Funds and the Pitcairn Funds, respectively, in a tax-free reorganization. In connection with the reorganization, CIMCO became the investment adviser to the Funds. See Note 1 in Notes to Financial Statements for additional information.
(2) Commenced operations on February 28, 2001. All ratios for the period have been annualized.
(3) For the eleven-month period ended September 30, 2004. All ratios for the period have been annualized. The Fund changed its fiscal year end from October 31 to September 30.
(4) Commenced operations on August 4, 2000. All ratios for the period have been annualized.
(5) The Constellation Strategic Value and High Income Fund and its shareholders indirectly bear a pro rata share of the expenses of the underlying Constellation Funds. The expense ratios do not include such expenses. Recognition of net investment income is affected by the timing of the declaration of dividends by the Constellation Funds in which the Constellation Strategic Value and High Income Fund invests.
(6) Commenced operations on October 31, 2002. All ratios for the period have been annualized.

Amounts designated as "-" are either $0 or have been rounded to $0

The accompanying notes are an integral part of the financial statements.


126 | Constellation Funds 2004 Annual Report

FINANCIAL STATEMENTS

                                                                                 Ratio of net
                                     Net         Ratio of      Ratio of total     investment
                                  assets end   net expenses       expenses       income (loss)   Portfolio
                         Total     of period    to average       to average       to average      turnover
                        return      (000)      net assets++      net assets      net assets++     rate+++
----------------------------------------------------------------------------------------------------------
                         12.12%    $ 35,371        1.61%             1.84%           (1.10)%        163%
                         25.23%    $ 14,853        1.47%             1.63%           (1.16)%        274%
                        (11.66)%   $  9,288        1.87%             2.33%           (1.44)%        202%
                         11.50%+   $  1,192        1.50%            13.70%           (0.79)%         95%


                          9.95%    $  5,080        1.25%             1.97%           (0.27)%        104%
                         27.82%    $  5,528        1.25%             2.14%           (0.34)%        187%
                        (23.11)%   $  4,747        1.25%             1.91%           (0.33)%        313%
                        (18.20)%+  $  6,949        1.25%             5.35%           (0.20)%         91%


                         11.97%+   $107,001        1.35%             1.60%            0.90%          62%
                         24.40%    $ 97,817        1.30%             1.60%            1.15%         128%
                        (14.68)%   $ 83,513        1.32%             1.48%            0.63%          69%
                        (32.91)%   $108,777        1.25%             1.45%            0.16%          44%
                         (7.20)%+  $175,029        1.25%             1.53%           (0.37)%         10%


                         16.04%    $    706        0.25%             1.36%            3.23%         411%
                         28.57%+   $    443        0.25%            21.93%            3.27%         397%


                                    Constellation Funds 2004 Annual Report | 127

NOTES TO FINANCIAL STATEMENTS

NOTES TO FINANCIAL STATEMENTS
September 30, 2004

1. ORGANIZATION:

The Constellation Funds (the "Trust"), a Delaware business trust, is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company with 23 active portfolios. The financial statements included herein are those of the Constellation Clover Large Cap Value Fund (formerly the Turner Large Cap Value Fund), the Constellation Clover Core Value Fund (formerly the Turner Core Value Fund), the Constellation Clover Small Cap Value Fund (formerly the Turner Small Cap Value Fund), the Constellation Clover Core Fixed Income Fund (formerly the Turner Core Fixed Income Fund), the Constellation Chartwell Ultra Short Duration Fixed Income Fund (formerly the Turner Ultra Short Duration Fixed Income Fund), the Constellation Chartwell Short Duration Fixed Income Fund (formerly the Turner Short Duration Fixed Income Fund), the Constellation Chartwell High Yield Fund (formerly the Turner High Yield Fund), the Constellation HLAM Large Cap Value Fund, the Constellation Pitcairn Diversified Value Fund (formerly the Pitcairn Diversified Value Fund), the Constellation Pitcairn Select Value Fund (formerly the Pitcairn Select Value
Fund), the Constellation Pitcairn Diversified Growth Fund (formerly the Pitcairn Diversified Growth Fund), the Constellation Pitcairn Small Cap Fund (formerly the Pitcairn Small Cap Fund), the Constellation Pitcairn Family Heritage(R) Fund (formerly the Pitcairn Family Heritage(R) Fund), the Constellation Pitcairn Taxable Bond Fund (formerly the Pitcairn Taxable Bond
Fund), the Constellation Pitcairn Tax-Exempt Bond Fund (formerly the Pitcairn Tax-Exempt Bond Fund), the Constellation Sands Capital Select Growth Fund (formerly the Pitcairn Select Growth Fund), the Constellation TIP Small Cap Value Opportunities Fund (formerly the Turner Small Cap Value Opportunities
Fund), the Constellation TIP Financial Services Fund (formerly the Turner Financial Services Fund), the Constellation TIP Healthcare & Biotechnology Fund (formerly the Turner Healthcare & Biotechnology Fund), the Constellation TIP Tax Managed U.S. Equity Fund (formerly the Turner Tax Managed U.S. Equity
Fund), the Constellation International Equity Fund (formerly the Pitcairn International Equity Fund) and the Constellation Strategic Value and High Income Fund (formerly the Turner Strategic Value and High Income Fund), each a "Fund" and collectively the "Funds". The financial statements of the remaining fund are presented separately.

Each Fund is registered as a diversified portfolio of the Trust with the exception of the Constellation Pitcairn Select Value Fund, the Constellation Pitcairn Family Heritage(R) Fund, the Constellation Pitcairn Taxable Bond Fund, the Constellation Sands Capital Select Growth Fund, the Constellation TIP Financial Services Fund, the Constellation TIP Healthcare & Biotechnology Fund and the Constellation TIP Tax Managed U.S. Equity Fund, each of which are non-diversified.


The Funds are registered to offer different classes of shares: Class I Shares, Class II Shares, or both. The assets of each Fund are segregated, and a shareholder's interest is limited to the Fund in which shares are held. The Funds' prospectus provides a description of each Fund's investment objectives, policies, and strategies along with information on the classes of shares currently being offered.

The shareholders of the Turner Large Cap Value Fund, Turner Core Value Fund, Turner Small Cap Value Fund, Turner Core Fixed Income Fund, Turner Ultra Short Duration Fixed Income Fund, Turner Short Duration Fixed Income Fund, Turner High Yield Fund, Turner Small Cap Value Opportunities Fund, Turner Financial Services Fund, Turner Healthcare & Biotechnology Fund, Turner Tax Managed U.S. Equity Fund and Turner Strategic Value and High Income Fund, (each a "Turner Fund" and collectively the "Turner Funds") voted to reorganize each Turner Fund into a substantially similar series (each a "Constellation Fund" and collectively the "Constellation Funds") of Constellation Funds (the "Constellation Trust") in a tax-free reorganization effective May 10, 2004. Each shareholder received a number of shares of a Constellation Fund equal in dollar value and in the number of shares of each Turner Fund as of May 7, 2004. Each Constellation Fund has the same investment objectives and policies, and substantially the same risks, policies, restrictions and limitations, as a Turner Fund.

The shareholders of the Pitcairn Diversified Value Fund, Pitcairn Select Value Fund, Pitcairn Diversified Growth Fund, Pitcairn Small Cap Fund, Pitcairn Family Heritage(R) Fund, Pitcairn Taxable Bond Fund, Pitcairn Tax-Exempt Bond Fund, Pitcairn Select Growth Fund and Pitcairn International Equity Fund, (each a "Pitcairn Fund" and collectively the "Pitcairn Funds") voted to reorganize each Pitcairn Fund into a substantially similar series of Constellation Funds in a tax-free reorganization effective August 2, 2004. Each shareholder received a number of shares of a Constellation Fund equal in dollar value and in the number of shares of each Pitcairn Fund as of July 30, 2004. Each Constellation Fund has the same investment objectives and policies, and substantially the same risks, policies, restrictions and limitations, as a Pitcairn Fund.

128 | Constellation Funds 2004 Annual Report

NOTES TO FINANCIAL STATEMENTS

Accordingly, following completion of the reorganizations, shareholders of each Turner Fund and each Pitcairn Fund owned shares of the Corresponding Acquiring Fund as set forth in the chart below:

TURNER/PITCAIRN FUND                               CORRESPONDING ACQUIRING FUND
----------------------------------------------     --------------------------------------------------------------
Turner Large Cap Value Fund                        Constellation Clover Large Cap Value Fund
Turner Core Value Fund                             Constellation Clover Core Value Fund
Turner Small Cap Value Fund                        Constellation Clover Small Cap Value Fund
Turner Core Fixed Income Fund                      Constellation Clover Core Fixed Income Fund
Turner Ultra Short Duration Fixed Income Fund      Constellation Chartwell Ultra Short Duration Fixed Income Fund
Turner Short Duration Fixed Income Fund            Constellation Chartwell Short Duration Fixed Income Fund
Turner High Yield Fund                             Constellation Chartwell High Yield Fund
Pitcairn Diversified Value Fund                    Constellation Pitcairn Diversified Value Fund
Pitcairn Select Value Fund                         Constellation Pitcairn Select Value Fund
Pitcairn Diversified Growth Fund                   Constellation Pitcairn Diversified Growth Fund
Pitcairn Small Cap Fund                            Constellation Pitcairn Small Cap Fund
Pitcairn Family Heritage(R) Fund                   Constellation Pitcairn Family Heritage(R) Fund
Pitcairn Taxable Bond Fund                         Constellation Pitcairn Taxable Bond Fund
Pitcairn Tax-Exempt Bond Fund                      Constellation Pitcairn Tax-Exempt Bond Fund
Pitcairn Select Growth Fund                        Constellation Sands Capital Select Growth Fund
Turner Small Cap Value Opportunities Fund          Constellation TIP Small Cap Value Opportunities Fund
Turner Financial Services Fund                     Constellation TIP Financial Services Fund
Turner Healthcare & Biotechnology Fund             Constellation TIP Healthcare & Biotechnology Fund
Turner Tax Managed U.S. Equity Fund                Constellation TIP Tax Managed U.S. Equity Fund
Pitcairn International Equity Fund                 Constellation International Equity Fund
Turner Strategic Value and High Income Fund        Constellation Strategic Value and High Income Fund

2. SIGNIFICANT ACCOUNTING POLICIES:

The following is a summary of the significant accounting policies followed by the Funds.

   Use of Estimates--The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses during the reported period. Actual results could differ from those estimates.

   Security Valuation--Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ) are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded, or, if there is no such reported sale, at the most recent quoted bid price. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. If available, debt securities are priced based upon valuations provided by independent, third-party pricing agents. Such values generally reflect the last reported sales price if the security is actively traded. The third-party pricing agents may also value debt securities at an evaluated bid price by employing methodologies that utilize actual market transactions, broker-supplied valuations, or other methodologies designed to identify the market value for such securities. Debt obligations with remaining maturities of sixty days or less may be valued at their amortized cost, which approximates market value. The prices for foreign securities are reported in local currency and converted to U.S. dollars using currency exchange rates. Prices for most securities held in the Funds are provided daily by recognized independent pricing agents. If a security price cannot be obtained from an independent, third-party pricing agent, the Funds seek to obtain and use the average of the bid and ask price from at least two independent brokers.

   Securities for which market prices are not "readily available" are valued in accordance with Fair Value Procedures established by the Funds' Board of Trustees. The Funds' Fair Value Procedures are implemented through a Fair Value Committee (the "Committee") designated by the Funds' Board of Trustees. Some of the more common reasons that may necessitate that a security be valued using Fair Value Procedures include: the security's trading has been halted or suspended; the security has been de-listed from a national exchange; the security's primary trading market is temporarily closed at a time when under normal conditions it would be open; the security's primary pricing source is not able or willing to provide a price or a significant event with respect to a security has occurred. When a security is valued in accordance with the Fair Value Procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee.

   For securities that principally trade on a foreign market or exchange, a significant gap in time can exist between the time of a particular security's last trade and the time at which a Fund calculates its net asset value. The closing prices of such securities may no longer reflect their market value at the time the Fund calculates net asset value if an event that could materially affect the value of those securities (a "Significant Event") has occurred between the time of the security's last close and the time that the Fund calculates net asset value. A Significant Event may relate to a single issuer or to an entire market sector. If the Adviser or Sub-Adviser of a Fund becomes aware of a Significant Event that has


                                    Constellation Funds 2004 Annual Report | 129

NOTES TO FINANCIAL STATEMENTS

   occurred with respect to a security or group of securities after the closing of the exchange or market on which the security or securities principally trade, but before the time at which the Fund calculates net asset value, it may request that a Fair Value Committee Meeting be called. In addition, the Funds' Administrator or Sub-Administrator monitors price movements among certain selected indices, securities and/or baskets of securities that may be an indicator that the closing prices received earlier from foreign exchanges or markets may not reflect market value at the time the Fund calculates net asset value. If price movements in a monitored index or security exceed levels established by the Administrator, the Administrator or Sub-Administrator notifies the Adviser or Sub-Adviser for any Fund holding the relevant securities that such limits have been exceeded. In such event, the Adviser or Sub-Adviser makes the determination whether a fair value committee meeting should be called based on the information provided.

   The assets of the Constellation Strategic Value and High Income Fund consist of investments in underlying affiliated investment companies, which are valued at their respective net asset value per share.

   Security transactions and related income--Security transactions are accounted for on the date the security is purchased or sold (trade date). Dividend income is recognized on the ex-dividend date, and interest income is recognized on the accrual basis subject to the recognition of certain gains and losses on mortgage- and asset-backed securities. Costs used in determining realized gains and losses on the sales of investment securities are those of the specific securities sold during the respective holding period. Purchase discounts and premiums on securities held by the Funds are accreted and amortized to maturity using the effective interest method.

   Repurchase agreements--Securities pledged as collateral for repurchase agreements are held by the custodian bank until the respective agreements mature. Provisions of the repurchase agreements ensure that the market value of the collateral, including accrued interest thereon, is not less than 100%. In the event of default of the counterparty and the value of the collateral declines or if the counterparty enters an insolvency proceeding, realization of the collateral by the Funds may be delayed or limited.

   Securities sold short--A Fund may sell a security short that is identical to a security held in the respective Fund's investment portfolio by borrowing and selling the identical security in the secondary market. While a security is sold short, the Fund recognizes rebate income, incurs interest expense on certain amounts related to the securities sold short and reflects changes in the value of the securities sold short as unrealized gains or losses in the Statement of Operations of the Fund. The Constellation Pitcairn Small Cap Fund had outstanding short sales positions which were closed prior to October 31, 2003.

   Margin loans with brokers--During the year ended October 31, 2003, the Pitcairn Small Cap Fund had outstanding borrowings under margin loans with brokers. The interest expense incurred, outstanding borrowings and interest rate were as follows:

                                                             MAXIMUM
                                              AVERAGE      OUTSTANDING    AVERAGE
                                INTEREST    OUTSTANDING      AT ANY      INTEREST
                                 EXPENSE     BORROWINGS     MONTH END      RATE
                                --------    -----------    -----------   --------
  Pitcairn Small Cap Fund        $76,301     $2,104,701     $3,601,455     3.63%

   Foreign currency translation--The books and records of the Constellation International Equity Fund are maintained in U.S. dollars and translated into U.S. dollars on the following basis:
   (1)market value of investment securities, assets and liabilities at the current rate of exchange on the valuation date: and
   (2)purchases and sales of investment securities, income and expenses at the relevant rates of exchange prevailing on the respective dates of such transactions.

   The Constellation International Equity Fund does not isolate that portion of gains and losses on investments in equity securities that is due to changes in the foreign exchange rates from that which is due to changes in market prices of equity securities.

   Forward foreign currency contracts--The Constellation International Equity Fund may enter into forward foreign currency contracts as hedges against specific transactions. All commitments are "marked-to-market" daily at the applicable foreign exchange rate, and any resulting unrealized gains or losses are recorded currently. The Constellation International Equity Fund realizes gains or losses at the time forward contracts are extinguished. Unrealized gains or losses on outstanding positions in forward foreign currency contracts held at the close of the year are recognized as ordinary income or loss for deferral tax purposes. As of September 30, 2004, the Constellation International Equity Fund had the following foreign currency contracts outstanding:

                                                                   IN        UNREALIZED
           SETTLEMENT                        CONTRACTS TO      EXCHANGE     APPRECIATION
              DATE                        RECEIVE (DELIVER)       FOR      (DEPRECIATION)
  -----------------------                 -----------------    ---------   --------------
  FOREIGN CURRENCY PURCHASES:
  10/1/2004                         JP        13,541,593       $(121,547)      $ 1,558
  10/4/2004                         JP        16,747,941        (151,155)        1,131
  10/5/2004                         JP        12,973,530        (117,429)          543
  10/6/2004                         JP         2,700,000         (24,278)          275
                                                                               -------
                                                                                 3,507
                                                                               -------
  FOREIGN CURRENCY SALES:
  10/1/2004                         AU           (15,257)      $  10,955       $  (153)
  10/1/2004                         EU          (176,385)        217,059        (2,292)
  10/1/2004                         HK           (21,870)          2,802            (3)
  10/1/2004                         JP        (1,060,555)          9,570           (71)
  10/1/2004                         MX          (150,533)         13,201           (29)
  10/1/2004                         NO          (297,730)         43,958          (435)
  10/4/2004                         DK           (62,244)         10,371           (34)
  10/4/2004                         EU               (20)             24            --
  10/4/2004                         JP          (353,398)          3,198           (15)
  10/4/2004                         NO            (9,947)          1,483           (20)
                                                                               -------
                                                                                (3,052)
                                                                               -------
                                                                               $   455
                                                                               =======

  CURRENCY LEGEND
  AU - Australian Dollar    JP - Japanese Yen
  DK - Danish Krone         MX - Mexican Peso
  EU - Euro                 NO - Norwegian Krone
  HK - Hong Kong Dollar

130 | Constellation Funds 2004 Annual Report

NOTES TO FINANCIAL STATEMENTS

   Foreign withholding taxes--A Fund may be subject to taxes imposed by countries in which it invests with respect to its investment in issuers existing or operating in such countries. Such taxes are generally based on income earned. A Fund accrues such taxes when the related income is earned.

   Expenses--Expenses that are specifically attributed to one of the Funds are charged to that Fund. Certain other expenses of the Funds are prorated among the Trust on the basis of relative daily net assets. Other common expenses of the Trust are allocated among the Funds on the basis of relative daily net assets. In addition to the Funds' direct expenses, shareholders of the Strategic Value and High Income Fund also bear a proportionate share of the underlying funds' expenses.

   Classes--Class specific expenses are borne by that class. Income, non-class specific expenses and realized/unrealized gains and losses are allocated to the respective classes on the basis of the relative daily net assets.

   Dividends and distributions--The Constellation TIP Small Cap Value Opportunities, Constellation TIP Financial Services, Constellation TIP Healthcare & Biotechnology and Constellation TIP Tax Managed U.S. Equity Funds declare and distribute net investment income, if any, annually, as a dividend to shareholders. The Constellation Clover Large Cap Value, Constellation Clover Core Value, Constellation Clover Small Cap Value, Constellation HLAM Large Cap Value Fund, Constellation Pitcairn Diversified Value, Constellation Pitcairn Diversified Growth, Constellation Pitcairn Select Value, Constellation Pitcairn Small Cap Fund, Constellation Pitcairn Family Heritage(R), Constellation Sands Capital Select, Constellation International Equity and Constellation Strategic Value and High Income Funds declare and distribute net investment income, if any, quarterly, as a dividend to shareholders. The Constellation Clover Core Fixed Income, Constellation Chartwell Ultra Short Duration Fixed Income, Constellation Chartwell Short Duration Fixed Income, Chartwell High Yield, Constellation Pitcairn Taxable Bond and Constellation Pitcairn Tax-Exempt Bond Funds declare net investment income daily and distribute it monthly, as a dividend to shareholders. Any net realized capital gains on sales of securities for all Funds are distributed to shareholders at least annually.

   Redemption fees--Each Fund, except for the Constellation Clover Large Cap Value Fund, Constellation Clover Core Value Fund, Constellation Clover Small Cap Value Fund, Constellation Clover Core Fixed Income Fund, Constellation Chartwell Ultra Short Duration Fixed Income Fund and Constellation Chartwell Short Duration Fixed Income Fund, may charge a redemption fee up to 2% of redemption proceeds, which will automatically be paid to the Fund. Currently only the Constellation TIP Tax Managed U.S. Equity Fund has implemented the redemption fees. There were no redemption fees collected during the year or period ended September 30, 2004.

   Expense offset arrangement--Prior to August 2, 2004 the Former Pitcairn Funds had an arrangement with their custodian bank whereby the Funds received earnings credits from their custodian when positive cash balances were maintained, which were to offset custody fees. Conversely, the Funds were charged a fee (i.e. "earnings debits") by their custodian when negative cash balances were maintained. For financial reporting purposes, the Funds included net earnings debits in custody fees and net earnings credits as an expense offset in the Statement of Operations.

3. TRANSACTIONS WITH AFFILIATES:

Certain officers of the Trust are also officers of Constellation Investment Management Company, LP ("CIMCO") and SEI Investments Global Funds Services ("SEI") and/or SEI Investments Distribution Co. Such officers are paid no fees by the Trust for serving as officers and trustees of the Trust.

Certain Funds did effect trades through Constellation Investment Distribution Company, Inc., ("CIDCO") the distributor for the Funds, when CIDCO was acting as Turner Investment Distributors, Inc., for security purchases and sales transactions. Commissions paid on those trades from the Trust for the year or period ended September 30, 2004 were $87,549.

Pursuant to an exemptive order issued by the Securities and Exchange Commission, the Funds engage in a "Manager-of-Managers" platform.

4. ADMINISTRATION, SHAREHOLDER SERVICING, AND
   DISTRIBUTION AGREEMENTS:

Effective March 1, 2004, CIMCO began providing administrative services for the Funds. For its services, CIMCO receives an annual fee of 0.15% of the aggregate average daily net assets of the Trust up to $2 billion and 0.12% of the aggregate average daily net assets of the Trust over $2 billion. The fee is then allocated among the Funds on the basis of relative daily net assets.

Prior to May 10, 2004, Turner Investment Partners, Inc. ("Turner") provided administrative services to the Constellation Clover Large Cap Value, Constellation Clover Core Value, Constellation Clover Small Cap Value, Constellation Clover Core Fixed Income, Constellation Chartwell Ultra Short Duration Fixed Income, Constellation Chartwell Short Duration Fixed Income, Constellation Chartwell High Yield, Constellation TIP Small Cap Value Opportunities, Constellation TIP Financial Services, Constellation TIP Healthcare & Biotechnology, Constellation TIP Tax Managed U.S. Equity and Constellation Strategic Value and High Income Funds (the "Former Turner Funds") under an administration agreement with the Trust. For its services, Turner received an annual fee of 0.15% of the aggregate average daily net assets of the Turner Trust up to $2 billion, 0.12% of the aggregate average daily net assets of the Trust over $2 billion.

Prior to August 2, 2004, SEI Investments Global Funds Services ("SEI") provided administrative services to the Constellation Pitcairn Diversified Value, Constellation Pitcairn Select Value, Constellation Pitcairn Diversified Growth, Constellation Pitcairn Small Cap, Constellation Pitcairn Family Heritage(R), Constellation Pitcairn Taxable Bond, Constellation Pitcairn Tax-Exempt Bond, Constellation Sands Capital Select Growth and Constellation International Equity Funds (the "Former Pitcairn Funds") under an administrative agreement with the Trust. For its services, SEI received a fee calculated daily and paid monthly at an annual rate of 0.08% of the


                                    Constellation Funds 2004 Annual Report | 131

NOTES TO FINANCIAL STATEMENTS

average daily net assets of each fund, subject to certain minimum fees.

Under a separate Sub-Administration Agreement between CIMCO and SEI, SEI provides sub-administrative services to the Trust. For the year or period ended September 30, 2004, SEI was paid $840,157 for its services.

Constellation Investment Distribution Company, Inc., (the "Distributor") provides distribution services to the Funds under a Distribution Agreement. The Distributor also provides shareholder servicing services to the Funds under a Shareholder Servicing Plan and Agreement.

Prior to March 22, 2004, Turner Investment Distributors, Inc., provided distribution services to the Former Turner Funds. Prior to August 2, 2004, SEI Investments Distribution Co., provided distribution services to the Former Pitcairn Funds.

The Constellation Chartwell Ultra Short Duration Fixed Income, Constellation Chartwell Short Duration Fixed Income, HLAM Large Cap Value, Constellation Pitcairn Diversified Value, Constellation Pitcairn Select Value, Constellation Pitcairn Diversified Growth, Constellation Pitcairn Small Cap, Constellation Pitcairn Family Heritage(R), Constellation Pitcairn Taxable Bond, Constellation Pitcairn Tax-Exempt Bond, Constellation Sands Capital Select Growth, Constellation TIP Small Cap Value Opportunities, Constellation TIP Healthcare & Biotechnology, Constellation TIP Tax Managed U.S. Equity, Constellation International Equity and Constellation Strategic Value and High Income Funds have adopted a Distribution and Shareholder Service Plan for their Class II Shares (the "Class II Plan"). Under the Class II Plan, a Plan adopted pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended, the Distributor is entitled to receive aggregate fees not exceeding 0.75% of each Fund's Class II Shares' average daily net assets in return for providing a broad range of distribution services. Prior to May 10, the Distributor received aggregate fees of 0.25% of the Constellation TIP Small Cap Value Opportunities Fund's Class II Shares' average daily net assets. Subsequently no distribution fees have been charged. In addition, under the Class II Plan, the Distributor receives aggregate fees of 0.25% of each Fund's Class II Shares' average daily net assets in return for providing a broad range of shareholder services.

Prior to August 2, 2004, the Former Pitcairn Funds had a separate Shareholder Services Plan, whereby the Funds paid a shareholder service fee of 0.25% on an annual basis of the average daily net assets to Pitcairn Trust Company, the parent company of Pitcairn Investment Management.

DST Systems, Inc. serves as the transfer agent and dividend disbursing agent for the Funds under a transfer agency agreement with the Trust. The Former Turner Funds reimburse CIMCO for amounts paid to third parties that provide sub-transfer agency and other administrative services to the Funds. Prior to August 2, 2004, Boston Financial Data Services, Inc. served as the transfer agent and dividend disbursing agent for the Former Pitcairn Funds.

5. INVESTMENT ADVISORY AGREEMENT:

The Trust and CIMCO are parties to an Investment Advisory Agreement dated March 4, 2004 under which CIMCO receives a fee, that is calculated daily and paid monthly. CIMCO has agreed to waive all or a portion of their fees and to reimburse expenses in order to limit other expenses to a specified percentage of the average daily net assets of certain Funds on an annualized basis. For its services, CIMCO is entitled to receive base investment advisory fees at an annualized rate, based on the average daily net assets of each Fund as follows:

                                                                                                      "OTHER        TOTAL
                                                                                     ADVISORY        EXPENSE"      EXPENSE
                                                                                       FEES            CAP           CAP
                                                                                     --------        --------      -------
Constellation Clover Large Cap Value Fund                                              0.74%          0.50%(1)      1.24%(2)
Constellation Clover Core Value Fund                                                   0.74           0.50(1)       1.24(2)
Constellation Clover Small Cap Value Fund                                              0.85           0.50(1)       1.35(3)
Constellation Clover Core Fixed Income Fund                                            0.45           0.35(1)       0.80
Constellation Chartwell Ultra Short Duration Fixed Income Fund -- Class I Shares       0.25           0.24(4)       0.49(5)
Constellation Chartwell Ultra Short Duration Fixed Income Fund -- Class II Shares      0.25           0.49(4)       0.74(6)
Constellation Chartwell Short Duration Fixed Income Fund -- Class I Shares             0.25           0.24(4)       0.49(5)
Constellation Chartwell Short Duration Fixed Income Fund -- Class II Shares            0.25           0.49(4)       0.74(6)
Constellation Chartwell High Yield Fund                                                0.55           0.35(4)       0.90(7)
Constellation HLAM Large Cap Value Fund                                                0.70           0.50(4)       1.20
Constellation Pitcairn Diversified Value Fund                                          0.70           0.40(8)       1.10(9)
Constellation Pitcairn Select Value Fund                                               0.70           0.45(8)       1.15(10)
Constellation Pitcairn Diversified Growth Fund                                         0.70           0.40(8)       1.10(9)
Constellation Pitcairn Small Cap Fund                                                  0.70           0.40(8)(11)   1.10(9)
Constellation Pitcairn Family Heritage(R) Fund                                         0.90           0.40(8)       1.30(12)
Constellation Pitcairn Taxable Bond Fund                                               0.40           0.50(8)       0.90(13)
Constellation Pitcairn Tax-Exempt Bond Fund                                            0.30           0.40(8)       0.70(14)
Constellation Sands Capital Select Growth Fund -- Class I Shares                       0.85           0.25(8)       1.10
Constellation Sands Capital Select Growth Fund -- Class II Shares                      0.85           0.50(8)       1.35(15)
Constellation TIP Small Cap Value Opportunities Fund                                   0.95           0.50(4)       1.45
Constellation TIP Tax Managed U.S. Equity Fund                                         0.75           0.50(4)       1.25
Constellation International Equity Fund                                                0.95           0.50(8)(11)   1.45(16)
Constellation Strategic Value and High Income Fund                                     0.10           0.15(4)       0.25

(1)  Represents a voluntary cap.
(2) Effective May 10, 2004, the Board agreed to decrease the total expense cap from 1.25% to 1.24%.
(3) Effective May 10, 2004, the Board agreed to decrease the total expense cap from 1.40% to 1.35%.
(4)  Represents a contractual cap effective through January 31, 2006.
(5) Effective February 1, 2004, the Board agreed to increase the total expense cap from 0.41% to 0.49%.
(6) Effective February 1, 2004, the Board agreed to increase the total expense cap from 0.66% to 0.74%.
(7) Effective May 10, 2004, the Board agreed to increase the total expense cap from 0.80% to 0.90%.
(8)  Represents a contractual cap effective through July 31, 2007.
(9) Effective August 2, 2004, the Board agreed to increase the total expense cap from 1.00% to 1.10%.
(10) Effective August 2, 2004, the Board agreed to increase the total expense cap from 1.00% to 1.15%.
(11) This fee waiver obligation will be reduced by up to 0.01% to the extent that the Fund earns revenues from securities lending activities. See the Funds' Prospectus for additional information.
(12) Effective August 2, 2004, the Board agreed to increase the total expense cap from 1.20% to 1.30%.
(13) Effective August 2, 2004, the Board agreed to increase the total expense cap from 0.70% to 0.90%.
(14) Effective August 2, 2004, the Board agreed to increase the total expense cap from 0.60% to 0.70%.
(15) Effective August 2, 2004, the Board agreed to increase the total expense cap from 1.15% to 1.35%.
(16) Effective August 2, 2004, the Board agreed to increase the total expense cap from 1.25% to 1.45%.


132 | Constellation Funds 2004 Annual Report

NOTES TO FINANCIAL STATEMENTS

Prior to August 2, 2004, the Former Pitcairn Funds were parties to an expense limitation agreement with Pitcairn Investment Management. Pursuant to the agreement, Pitcairn Investment Management agreed to waive or limit its fees and assume other expenses so that the total annual operating expenses of the Funds were limited to a specified percentage of the average daily net assets of each Fund, throughout its fiscal year ended October 31. The limitation was net of securities lending revenue, if any, and exclusive of interest, taxes, brokerage fees and commissions, and extraordinary expenses.

For the Constellation TIP Financial Services and Constellation TIP Healthcare & Biotechnology Funds, the advisory fees are comprised of a base fee and a performance adjustment that increases or decreases the total fee depending upon the performance of the Fund relative to the Fund's performance benchmark. Effective May 10, 2004, the Fund's base fee is accrued daily and paid monthly, based on the Fund's average net assets during the current month. Prior to May 10, 2004, the Fund's base fee was accrued daily and paid monthly based on average net assets during the performance period, which was then multiplied by a fraction, the numerator of which was the number of days in the month and denominator of which was 365 (366 in leap years). The performance period consists of the current month plus the previous 11 months.

The performance adjustment is calculated and paid monthly by comparing the Fund's performance to that of the Fund's performance benchmark over the 12-month performance period. The annual performance adjustment is multiplied by the average net assets of the Fund over the entire performance period, which is then multiplied by a fraction, the numerator of which is the number of days in the month and the denominator of which is 365 (366 in leap years). The resulting amount is then added to (in the case of overperformance) or subtracted from (in the case of underperformance) the base fee.

In cases where the advisory fee is comprised of a base fee and a performance adjustment, CIMCO has voluntarily agreed to waive all or a portion of its fee and to reimburse expenses in order to keep such Fund's "other expenses" from exceeding a specified percentage of the average daily net assets of the Fund on an annualized basis. Accordingly, the base advisory fee, annual adjustment rate, benchmark, over/under performance relative to the benchmark threshold, and other expense cap are as follows:

                              BASE       ANNUAL                                  OTHER
                            ADVISORY   ADJUSTMENT                  BENCHMARK   EXPENSES
                              FEE         RATE        BENCHMARK    THRESHOLD(1)   CAP
                            --------   ----------    ----------    ---------   --------
Constellation TIP
 Financial                                               S&P
 Services                                            Financials
 Fund                        1.00%      +/-0.25%        Index      +/-3.01%      0.40%
Constellation TIP
 Healthcare &                                            S&P
 Biotechnology                                       Healthcare
 Fund                         1.00       +/-0.25        Index       +/-3.01       0.75

(1) See the Funds' Prospectus and Statement of Additional Information for more information regarding the Funds' benchmark performance.

During the year ended September 30, 2004, the Funds' advisory fees were adjusted in accordance with the policy described above:

                                   BASE                    NET ADVISER
                                  ADVISER    PERFORMANCE    FEE BEFORE
                                    FEE      ADJUSTMENT      WAIVERS
                                 --------    -----------   -----------

Constellation TIP
 Financial Services
 Fund                            $172,587      $11,565       $184,152
Constellation TIP
 Healthcare &
 Biotechnology Fund               212,703       37,948        250,651


Beginning May 1, 2005 for the remaining Former Turner Funds and the Constellation HLAM Large Cap Value Fund and August 1, 2005 for the Former Pitcairn Funds, the Funds' advisory fees will be subject to adjustment, up or down, based on the Funds' performance relative to the performance of the Funds' benchmark. See the Funds' Prospectus and Statement of Additional Information for more information regarding the Funds' benchmark performance.

Prior to May 10, 2004, Turner Investment Partners, Inc. served as investment adviser to the Former Turner Funds under the same adviser fee structure listed above, except for the Constellation TIP Small Cap Value Opportunities Fund. Prior to May 10, 2004, Turner Investment Management, LLC served as investment adviser to the Constellation TIP Small Cap Value Opportunities Fund under the same adviser fee structure listed above.

Prior to August 2, 2004, Pitcairn Investment Management served as investment adviser to the Former Pitcairn Funds under the same adviser fee structure listed above.

CIMCO has entered into investment sub-advisory agreements with the following parties:

Clover Capital Management, Inc.
-------------------------------
Constellation Clover Large Cap Value Fund
Constellation Clover Core Value Fund
Constellation Clover Small Cap Value Fund
Constellation Clover Core Fixed Income Fund

Chartwell Investment Partners
-----------------------------
Constellation Chartwell Ultra Short Duration Fixed
 Income Fund
Constellation Chartwell Short Duration Fixed Income Fund
Constellation Chartwell High Yield Fund

Hilliard Lyons Asset Management
-------------------------------
Constellation HLAM Large Cap Value Fund

Pitcairn Investment Management
------------------------------
Constellation Pitcairn Diversified Value Fund
Constellation Pitcairn Select Value Fund
Constellation Pitcairn Diversified Growth Fund
Constellation Pitcairn Small Cap Fund
Constellation Pitcairn Family Heritage(R) Fund
Constellation Pitcairn Taxable Bond Fund
Constellation Pitcairn Tax-Exempt Bond Fund

                                    Constellation Funds 2004 Annual Report | 133

NOTES TO FINANCIAL STATEMENTS

Sands Capital Management, Inc.
------------------------------
Constellation Sands Capital Select Growth Fund

Turner Investment Partners, Inc.
--------------------------------
Constellation TIP Small Cap Value Opportunities Fund
Constellation TIP Financial Services Fund
Constellation TIP Healthcare & Biotechnology Fund
Constellation TIP Tax Managed U.S. Equity Fund
Constellation Strategic Value and High Income Fund

Oechsle International Advisors, LLC
-----------------------------------
Constellation International Equity Fund

The Boston Company Asset Management, LLC
----------------------------------------
Constellation International Equity Fund

Brandywine Asset Management, LLC
--------------------------------
Constellation International Equity Fund

CIMCO pays sub-advisory fees to each Sub-Adviser from its advisory fee, if any. Similar to the advisory fee paid to CIMCO, the sub-advisory fee paid to Clover Capital Management, Inc., Chartwell Investment Partners, Pitcairn Investment Management, Sands Capital Management, Inc., Brandywine Asset Management, LLC and Turner Investment Partners, Inc. can increase or decrease depending on a Fund's performance relative to its benchmark. The sub-advisory fees paid to Oechsle International Advisors, LLC and The Boston Company Asset Management, LLC are not subject to a performance adjustment.

6. INVESTMENT TRANSACTIONS:
The cost of security purchases and the proceeds from security sales and maturities, other than short-term investments, for the period ended September 30, 2004, were as follows:

                                                                         SALES
                                                                          AND
                                                          PURCHASES   MATURITIES
                                                            (000)        (000)
                                                          ---------   ----------
Constellation Clover Large Cap Value Fund                 $  5,144     $  4,526
Constellation Clover Core Value Fund                        32,269       30,039
Constellation Clover Small Cap Value Fund                  335,851      293,214
Constellation Chartwell High Yield Fund                     20,522       19,904
Constellation HLAM Large Cap
  Value Fund                                                 1,495           60
Constellation Pitcairn Diversified
  Value Fund                                               111,444      115,782
Constellation Pitcairn Select Value Fund                    66,945       66,761
Constellation Pitcairn Diversified
  Growth Fund                                               60,509       53,474
Constellation Pitcairn Small Cap Fund                       66,033       72,243
Constellation Pitcairn Family
  Heritage(R) Fund                                          14,374       17,036
Constellation Pitcairn Tax-Exempt
  Bond Fund                                                 29,584       26,685
Constellation Sands Capital Select
  Growth Fund                                               55,853        7,783
Constellation TIP Small Cap Value Opportunities Fund        47,927       42,822
Constellation TIP Financial Services Fund                   16,570       20,584
Constellation TIP Healthcare &
  Biotechnology Fund                                        56,298       36,717
Constellation TIP Tax Managed U.S.
  Equity Fund                                                5,776        6,658
Constellation International Equity Fund                     63,016       63,891
Constellation Strategic Value and High
  Income Fund                                               14,017       14,341

                                                                                SALES AND
                                                                                MATURITIES
                                                        PURCHASES (000)           (000)
                                                        GOV'T      OTHER     GOV'T      OTHER
                                                      --------    ------    --------   -------
Constellation Clover Core Fixed Income Fund           $  9,672    $5,919    $ 17,525   $ 7,788
Constellation Chartwell
  Ultra Short Duration
  Fixed Income Fund                                    107,280     3,770     236,075    13,378
Constellation Chartwell
  Short Duration
  Fixed Income Fund                                    145,189     8,709     204,311    30,036
Constellation Pitcairn Taxable Bond Fund                 1,494     9,501       1,876     9,325

7. FEDERAL TAX POLICIES AND INFORMATION:

Each of the Funds is classified as a separate taxable entity for Federal income tax purposes. Each of the Funds intends to continue to qualify as a separate "regulated investment company" under the Internal Revenue Code and make the requisite distributions to shareholders that will be sufficient to relieve it from Federal income tax and Federal excise tax. Therefore, no Federal tax provision is required. To the extent that distributions from net investment income and net realized capital gains exceed amounts reported in the financial statements, such amounts are reported separately.

The amounts of distributions from net investment income and net realized capital gains are determined in accordance with Federal income tax regulations, which may differ from those amounts determined under accounting principles generally accepted in the United States of America. These book/tax differences are either temporary or permanent in nature. These differences are primarily due to wash sales, net operating losses, adjustments due to investments in Passive Foreign Investment Companies, REITs, paydowns, equalization and return of capital. The character of distributions made during the year from net investment income or net realized gains, and the timing of distributions where the fiscal year in which the amounts are distributed may differ from the year that the income or realized gains (losses) were recorded by the Fund. To the extent these differences are permanent, adjustments are made to the appropriate equity accounts in the period that the differences arise.


134 | Constellation Funds 2004 Annual Report

NOTES TO FINANCIAL STATEMENTS

Accordingly, the following permanent differences have been reclassified to/ from the following accounts (000):

                                                                    UNDISTRIBUTED           ACCUMULATED
FUND                                                            NET INVESTMENT INCOME    NET REALIZED GAIN    PAID-IN-CAPITAL
----                                                            ---------------------    -----------------    ---------------
Constellation Clover Core Value Fund                                    $   (1)                $   1              $     -
Constellation Clover Small Cap Value Fund                                1,121                    33               (1,154)
Constellation Clover Core Fixed Income Fund                                 91                   (91)                   -
Constellation Chartwell Ultra Short Duration Fixed Income Fund             307                  (307)                   -
Constellation Chartwell Short Duration Fixed Income Fund                   643                  (643)                   -
Constellation Pitcairn Diversified Value Fund                              (31)                   31                    -
Constellation Pitcairn Diversified Growth Fund                               2                     -                   (2)
Constellation Pitcairn Small Cap Fund                                      219                    14                 (233)
Constellation Pitcairn Family Heritage(R) Fund                              (3)                    8                   (5)
Constellation Pitcairn Taxable Bond Fund                                   (14)                   14                    -
Constellation Sands Capital Select Growth Fund                             638                     -                 (638)
Constellation TIP Small Cap Value Opportunities Fund                        41                   (41)                   -
Constellation TIP Financial Services Fund                                   40                   (40)                   -
Constellation TIP Healthcare & Biotechnology Fund                          256                  (256)                   -
Constellation TIP Tax Managed U.S. Equity Fund                              15                     -                  (15)
Constellation International Equity Fund                                    371                  (371)                   -
Constellation Strategic Value and High Income Fund                           -                  (294)                 294

                                    Constellation Funds 2004 Annual Report | 135

NOTES TO FINANCIAL STATEMENTS

The tax character of dividends and distributions declared during the periods ended September 30, 2004 and September 30, 2003 (unless otherwise noted) were as follows (000):

                                                                   ORDINARY     LONG-TERM     TAX EXEMPT    RETURN OF
                                                                    INCOME     CAPITAL GAIN     INCOME       CAPITAL      TOTAL
                                                                   --------    ------------   ----------    ---------    -------
Constellation Clover Large Cap Value Fund
    2004                                                            $    42       $    -        $    -         $  -      $    42
    2003                                                                 39            -             -            -           39
Constellation Clover Core Value Fund
    2004                                                                468        1,442             -            -        1,910
    2003                                                                189            -             -            -          189
Constellation Clover Small Cap Value Fund
    2004                                                                652            -             -            -          652
    2003                                                                315            -             -          109          424
Constellation Clover Core Fixed Income Fund
    2004                                                              1,530            -             -            -        1,530
    2003                                                              1,934          108             -            -        2,042
Constellation Chartwell Ultra Short Duration Fixed Income Fund
    2004                                                              8,779            -             -            -        8,779
    2003                                                             10,584          483             -            -       11,067
Constellation Chartwell Short Duration Fixed Income Fund
    2004                                                              5,810            -             -            -        5,810
    2003                                                              8,475          563             -            -        9,038
Constellation Chartwell High Yield Fund
    2004                                                                753            -             -            -          753
    2003                                                                709            -             -            -          709
Constellation HLAM Large Cap Value Fund
    2004(1)                                                               2            -             -            -            2
Constellation Pitcairn Diversified Value Fund
    2004(2)                                                           1,559            -             -            -        1,559
    2003                                                              1,782            -             -            -        1,782
    2002                                                              1,613            -             -            -        1,613
Constellation Pitcairn Select Value Fund
    2004(2)                                                             492          902             -            -        1,394
    2003                                                                509            -             -            -          509
    2002                                                                516            -             -            -          516
Constellation Pitcairn Diversified Growth Fund
    2004(2)                                                              46            -             -            -           46
    2003                                                                  -            -             -            -            -
    2002                                                                  -            -             -            -            -
Constellation Pitcairn Small Cap Fund
    2004(2)                                                               -            3             -            -            3
    2003                                                                 17            -             -            -           17
    2002                                                                494            -             -            -          494
Constellation Pitcairn Family Heritage(R) Fund
    2004(2)                                                              38            -             -            2           40
    2003                                                                  -            -             -            -            -
    2002                                                                  -            -             -            -            -
Constellation Pitcairn Taxable Bond Fund
    2004(2)                                                           1,725            -             -            -        1,725
    2003                                                              1,858            -             -            -        1,858
    2002                                                              2,275            -             -            -        2,275
Constellation Pitcairn Tax-Exempt Bond Fund
    2004(2)                                                              41          432         4,034            -        4,507
    2003                                                                 12          294         4,611            -        4,917
    2002                                                                 50           11         4,690            -        4,751
Constellation TIP Small Cap Value Opportunities Fund
    2004                                                                223            -             -            -          223
    2003                                                                  1            -             -            -            1
Constellation TIP Financial Services Fund
    2004                                                              1,642          111             -            -        1,753
    2003                                                                  -          136             -            -          136
Constellation TIP Healthcare & Biotechnology Fund
    2004                                                                  5            9             -            -           14
    2003                                                                  -            -             -            -            -
Constellation International Equity Fund
    2004(2)                                                           2,621            -             -            -        2,621
    2003                                                                459            -             -            -          459
    2002                                                              1,095            -             -            -        1,095
Constellation Strategic Value and High Income Fund
    2004                                                                125            -             -            -          125
    2003(3)                                                               4            -             -            -            4

(1) Commenced operations April 30, 2004.
(2) From the period November 1, 2003 through September 30, 2004. The Fund changed its fiscal year end from October 31 to September 30.
(3) Commenced operations October 31, 2002.


136 | Constellation Funds 2004 Annual Report

NOTES TO FINANCIAL STATEMENTS

As of September 30, 2004, the components of distributable earnings (accumulated losses) on a tax basis were as follows (000):

                                                                                                                          TOTAL
                                                                                                                      DISTRIBUTABLE
                                                              CAPITAL       POST-       UNREALIZED         OTHER         EARNINGS
                   ORDINARY     LONG-TERM     TAX-EXEMPT        LOSS       OCTOBER     APPRECIATION      TEMPORARY     (ACCUMULATED
                    INCOME     CAPITAL GAIN     INCOME      CARRYFORWARD    LOSSES    (DEPRECIATION)    DIFFERENCES      LOSSES)
                   --------    ------------   ----------    ------------   -------    --------------    -----------   -------------
Constellation
  Clover Large
  Cap Value Fund    $   13        $    -         $  -         $   (484)    $     -        $   272          $ (13)        $   (212)

Constellation
  Clover Core
  Value Fund            51         4,076            -                -           -         10,671            (45)          14,753

Constellation
  Clover Small
  Cap Value Fund         -             -            -          (11,559)          -         64,985              -           53,426

Constellation
  Clover Core
  Fixed Income
  Fund                 110           394            -                -           -          1,024           (108)           1,420

Constellation
  Chartwell
  Ultra Short
  Duration Fixed
  Income Fund          754             -            -           (6,719)       (229)         2,107           (757)          (4,844)

Constellation
  Chartwell
  Short Duration
  Fixed Income
  Fund                 453             -            -           (1,994)       (112)           505           (454)          (1,602)

Constellation
  Chartwell High
  Yield Fund            54             -            -          (15,154)          -             85            (53)         (15,068)

Constellation
  HLAM Large Cap
  Value Fund             1             -            -                -           -             (3)            (1)              (3)

Constellation
  Pitcairn
  Diversified
  Value Fund           330             -            -             (172)          -         17,457           (330)          17,285

Constellation
  Pitcairn
  Select Value
  Fund                 103           306            -                -           -          8,058           (103)           8,364

Constellation
  Pitcairn
  Diversified
  Growth Fund            -             -            -          (70,034)     (2,107)        (8,858)             -          (80,999)

Constellation
  Pitcairn Small
  Cap Fund               -           731            -                -           -         15,451              -           16,182

Constellation
  Pitcairn
  Family
  Heritage(R)
  Fund                   -             -            -          (13,032)     (6,010)        13,908              -           (5,134)

Constellation
  Pitcairn
  Taxable Bond
  Fund                 145             -            -             (491)          -          2,409           (145)           1,918

Constellation
  Pitcairn
  Tax-Exempt
  Bond Fund              -           716          367                -           -          8,333           (350)           9,066

Constellation
  Sands Capital
  Select Growth
  Fund                   -             -            -          (26,265)          -          8,637              -          (17,628)

Constellation
  TIP Small Cap
  Value
  Opportunities
  Fund               1,597           279            -                -           -          1,834              -            3,710

Constellation
  TIP Financial
  Services Fund        726           330            -                -           -          1,881              -            2,937

Constellation
  TIP Healthcare
  &
  Biotechnology
  Fund                 163           932            -                -           -          1,128              -            2,223

Constellation
  TIP Tax
  Managed U.S.
  Equity Fund            -             -            -           (1,996)          -            699              -           (1,297)

Constellation
  International
  Equity Fund          211             -            -          (37,045)        (61)        11,424             (1)         (25,472)

Constellation
  Strategic
  Value and High
  Income Fund          223             2            -                -           -             86             (5)             306

Post-October losses represent losses realized on investment transactions from November 1, 2003 through September 30, 2004 that, in accordance with Federal income tax regulations, a Fund may elect to defer and treat as having arisen in the following year. For Federal income tax purposes, capital loss carryforwards may be carried forward and applied against future capital gains.

                                    Constellation Funds 2004 Annual Report | 137

NOTES TO FINANCIAL STATEMENTS

At September 30, 2004, the Funds had capital loss carryforwards available to offset future realized capital gains through the indicated expiration dates
(000):

                                                                                       EXPIRING SEPTEMBER 30,
                                                                  -----------------------------------------------------------------
                                                                  2007    2008      2009       2010       2011      2012     TOTAL
                                                                  ----   ------    -------   -------    -------    ------   -------

Constellation Clover Large Cap Value Fund                         $  -   $    -    $     -   $   196    $   288    $    -   $   484
Constellation Clover Small Cap Value Fund                            -        -          -         -     11,559         -    11,559
Constellation Chartwell Ultra Short Duration Fixed Income Fund       -        -          -         -          -     6,719     6,719
Constellation Chartwell Short Duration Fixed Income Fund             -        -          -         -          -     1,994     1,994
Constellation Chartwell High Yield Fund                            565    2,916      2,590     4,590      4,493         -    15,154
Constellation Pitcairn Diversified Value Fund                        -        -          -         -        172         -       172
Constellation Pitcairn Diversified Growth Fund                       -        -     23,304    35,399     11,331         -    70,034
Constellation Pitcairn Family Heritage(R) Fund                       -    1,614      3,678     2,799      4,941         -    13,032
Constellation Pitcairn Taxable Bond Fund                             -        -          -       491          -         -       491
Constellation Sands Capital Select Growth Fund                       -        -      8,179    12,366      5,720         -    26,265
Constellation TIP Tax Managed U.S. Equity Fund                       -        -          -       179      1,817         -     1,996
Constellation International Equity Fund                              -        -      4,428    24,091      8,526         -    37,045

During the year ended September 30, 2004, the following Funds utilized capital loss carryforwards to offset capital gains:

FUND                                                                   AMOUNT
----                                                                 -----------
Constellation Clover Large Cap Value Fund                            $   188,939
Constellation Clover Small Cap Value Fund                             42,082,156
Constellation Clover Core Fixed Income Fund                                5,536
Constellation Chartwell High Yield Fund                                  576,132
Constellation Pitcairn Diversified Value Fund                          7,072,106
Constellation Pitcairn Select Value Fund                               4,731,191
Constellation Pitcairn Diversified Growth Fund                         2,785,056
Constellation Pitcairn Small Cap Fund                                 12,891,786
Constellation Pitcairn Taxable Bond Fund                                 672,266
Constellation Sands Capital Select Growth Fund                         1,024,064
Constellation TIP Healthcare & Biotechnology Fund                         94,064
Constellation TIP Tax Managed U.S. Equity Fund                           691,319
Constellation International Equity Fund                               11,912,492

At September 30, 2004, the total cost of securities for Federal income tax purposes and the aggregate gross unrealized appreciation and depreciation for the securities held by the Funds were as follows (000):

                                                                                                                           NET
                                                                         FEDERAL                                     UNREALIZED
                                                                          TAX       UNREALIZED      UNREALIZED     APPRECIATION
FUND                                                                      COST      APPRECIATION    DEPRECIATION   (DEPRECIATION)
----                                                                    --------    ------------    ------------   --------------
Constellation Clover Large Cap Value Fund                                 $  6,184       $   606        $   (334)        $   272
Constellation Clover Core Value Fund                                        57,673        11,611            (940)         10,671
Constellation Clover Small Cap Value Fund                                  663,808        90,425         (25,440)         64,985
Constellation Clover Core Fixed Income Fund                                 30,920         1,083             (59)          1,024
Constellation Chartwell Ultra Short Duration Fixed Income Fund             398,293         2,347            (240)          2,107
Constellation Chartwell Short Duration Fixed Income Fund                   174,197         1,022            (517)            505
Constellation Chartwell High Yield Fund                                      9,973           193            (108)             85
Constellation HLAM Large Cap Value Fund                                      1,444            47             (50)             (3)
Constellation Pitcairn Diversified Value Fund                              134,725        20,440          (2,983)         17,457
Constellation Pitcairn Select Value Fund                                    53,869         8,616            (558)          8,058
Constellation Pitcairn Diversified Growth Fund                             113,485         9,155         (18,013)         (8,858)
Constellation Pitcairn Small Cap Fund                                       76,273        19,576          (4,125)         15,451
Constellation Pitcairn Family Heritage(R) Fund                              64,254        21,086          (7,178)         13,908
Constellation Pitcairn Taxable Bond Fund                                    40,340         2,473             (64)          2,409
Constellation Pitcairn Tax-Exempt Bond Fund                                104,191         8,387             (54)          8,333
Constellation Sands Capital Select Growth Fund                              91,313        16,568          (7,931)          8,637
Constellation TIP Small Cap Value Opportunities Fund                        15,684         1,941            (107)          1,834
Constellation TIP Financial Services Fund                                   15,938         2,047            (166)          1,881
Constellation TIP Healthcare & Biotechnology Fund                           40,191         2,754          (1,626)          1,128
Constellation TIP Tax Managed U.S. Equity Fund                               4,456           768             (69)            699
Constellation International Equity Fund                                     91,845        14,089          (2,692)         11,397
Constellation Strategic Value and High Income Fund                             622            86              --              86

138 | Constellation Funds 2004 Annual Report

NOTES TO FINANCIAL STATEMENTS

8. CONCENTRATIONS/RISKS:

Certain Funds invest a high percentage of their assets in specific sectors of the market in order to achieve a potentially greater investment return. As a result, the Funds may be more susceptible to economic, political, and regulatory developments in a particular sector of the market, positive or negative, and may experience increased volatility on the Fund's net asset value and magnified effect on the total return.

The Constellation International Equity Fund invests in securities of foreign issuers in various countries. These investments may involve certain considerations and risks not typically associated with investments in the United States of America, as a result of, among other factors, the possibility of future political and economic developments and the level of governmental supervision and regulation of securities markets in the respective countries.

The Funds enter into contracts that contain a variety of indemnifications. The Funds' maximum exposure under these arrangements is unknown. However, the Funds have not had prior claims or losses pursuant to these contracts and expect the risk of loss to be remote.

9. LOANS OF PORTFOLIO SECURITIES:

The Funds may lend securities in their portfolio pursuant to a securities lending agreement ("Lending Agreement") with Goldman Sachs & Co. Unless otherwise agreed, security loans made pursuant to the Lending Agreement are required at all times to be secured by collateral equal to at least 100% of the market value of the securities loaned. Cash collateral received is invested pursuant to the terms approved by the Board. All such investments are made at the risk of the Funds and, as such, the Funds are liable for investment losses. The Funds are receiving an annual fee for their participation in the Lending Agreement which is allocated among participating Funds based on estimated lending activity.

In the event of bankruptcy of the borrower, realization/retention of the collateral may be subject to legal proceedings.

Cash collateral received in connection with securities lending is invested in Boston Global Investment Trust--Quality Portfolio. The Quality Portfolio is exempt from registration under Section 3(c)(7) of the Investment Company Act of 1940 and is managed by Goldman Sachs Asset Management ("GSAM"), for which GSAM receives an investment advisory fee. The Quality Portfolio invests in high quality money market instruments. The Funds bear the risk of incurring a loss from the investment of cash collateral due to either credit or market factors.

Prior to August 2, 2004, the Former Pitcairn Funds were parties to a separate securities lending agreement. The borrower paid the lending Fund income accrued thereon, and the Fund invested cash collateral in permissible securities, thereby earning additional income.

10. FUND REORGANIZATION:

The Trustees of the Pitcairn Small Cap Fund unanimously approved a Plan of Reorganization which resulted in the transfer of all the assets and liabilities of the Pitcairn Small Cap Fund to the Pitcairn Small Cap Core Fund in exchange for shares of the Pitcairn Small Cap Core Fund after the close of business of October 31, 2002. The shareholders of the Pitcairn Small Cap Fund exchanged 5,536,781 shares and received 2,602,903 shares of the Pitcairn Small Cap Core Fund with an aggregate value of $25,687,425.

The value of the Pitcairn Small Cap Fund on October 31, 2002 was $25,687,425 which included $4,381,612 in unrealized depreciation and $23,046,960 in accumulated net realized losses. Upon the business combination of the Funds after the close of business on October 31, 2002, the value of the Pitcairn Small Cap Core Fund was $75,783,828. The Pitcairn Small Cap Core Fund changed its name to the Pitcairn Small Cap Fund.

11. LINE OF CREDIT:

Prior to August 2, 2004, the Former Pitcairn Funds were parties to a revolving line of credit facility to be used by the Funds for temporary and emergency purposes. Borrowings under the line of credit bore interest at the Federal Funds Rate plus 0.50% per annum. During the period ended September 30, 2004, the following fund borrowed under the agreement:

                                                   WEIGHTED                              WEIGHTED
                                     MAXIMUM     AVERAGE LOAN                 INTEREST    AVERAGE
                                    BORROWING       BALANCE         DATE        PAID       RATE
                                   -----------   ------------    ---------    --------   --------
                                                                 12/18/03-
International Equity Fund          $10,000,000    $8,543,902      01/27/04    $14,256      1.70%

12. SUBSEQUENT EVENT:

On November 8, 2004, the shareholders of the Constellation Funds approved the reorganization of the Hilliard Lyons Growth Fund with and into the Constellation HLAM Large Cap Quality Growth Fund, a newly formed series of the Constellation Funds. The Constellation HLAM Large Cap Quality Growth Fund will be substantially similar to the Hilliard Lyons Growth Fund. Each shareholder will receive a number of shares of the Constellation HLAM Large Cap Quality Growth Fund equal in dollar value to the shares of the Hilliard Lyons Growth Fund owned at the time of reorganization.

13. CHANGE IN INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM (UNAUDITED):

On June 14, 2004, Ernst & Young LLP (E&Y) was dismissed as independent registered public accounting firm for the Funds. KPMG LLP (KPMG) was selected as the Funds' independent registered public accounting firm. The Funds' selection of KPMG as its independent registered public accounting firm was recommended by the Funds' audit committee and was approved by the Funds' Board of Trustees.

The reports of the financial statements audited by E&Y for the Funds and their predecessor entities for each of the years in the five-year period ended September 30, 2003 did not contain an adverse opinion or disclaimer of opinion, and were not qualified or modified as to uncertainty, audit scope or accounting principles. There were no disagreements between the Funds and E&Y on any matters of accounting principles or practices, financial statement disclosure, or auditing scope or procedures, which disagreements, if not resolved to the satisfaction of E&Y would have caused it to make reference to the subject matter of the disagreements in connection with its reports on the financial statements of such years.

                                    Constellation Funds 2004 Annual Report | 139

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM


TO THE BOARD OF TRUSTEES
AND SHAREHOLDERS OF CONSTELLATION FUNDS:

We have audited the accompanying statements of net assets of the Constellation Clover Large Cap Value Fund, Constellation Clover Core Value Fund, Constellation Clover Small Cap Value Fund, Constellation Clover Core Fixed Income Fund, Constellation Chartwell Ultra Short Duration Fixed Income Fund, Constellation Chartwell Short Duration Fixed Income Fund, Constellation Chartwell High Yield Fund, Constellation TIP Financial Services Fund, Constellation TIP Healthcare & Biotechnology Fund, Constellation TIP Tax Managed U.S. Equity Fund and Constellation Strategic Value and High Income Fund (collectively the "Former Turner Funds"), the Constellation Pitcairn Diversified Value Fund, Constellation Pitcairn Select Value Fund, Constellation Pitcairn Diversified Growth Fund, Constellation Pitcairn Small Cap Fund, Constellation Pitcairn Family Heritage Fund, Constellation Pitcairn Taxable Bond Fund, Constellation Pitcairn Tax-Exempt Bond Fund, Constellation Sands Capital Select Growth Fund and Constellation International Equity Fund (collectively the "Former Pitcairn Funds") and Constellation HLAM Large Cap Value Fund and the statement of assets and liabilities, including the schedule of investments, of Constellation TIP Small Cap Value Opportunities Fund, (a Former Turner Fund), twenty-two of the funds constituting Constellation Funds (collectively, the "Constellation Funds"), as of September 30, 2004 and the related statements of operations, statements of changes in net assets and financial highlights for the year or period then ended. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial statements and financial highlights of the Former Turner Funds for periods prior to September 30, 2004 were audited by other auditors. Those auditors expressed an unqualified opinion on those financial statements and financial highlights in their reports dated November 13, 2003. The financial statements and financial highlights of the Former Pitcairn Funds for periods prior to September 30, 2004 were audited by other auditors. Those auditors expressed an unqualified opinion on those financial statements and financial highlights in their report dated December 12, 2003.

We conducted our audits in accordance with the Standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of September 30, 2004, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Constellation Funds as of September 30, 2004 and the results of their operations, the changes in their net assets and their financial highlights for the year or period ended September 30, 2004 in conformity with accounting principles generally accepted in the United States of America.

KPMG LLP

Philadelphia, Pennsylvania
November 19, 2004


140 | Constellation Funds 2004 Annual Report

NOTICE TO SHAREHOLDERS (UNAUDITED)

For shareholders that do not have a September 30, 2004 tax year end, this notice is for informational purposes only. For shareholders with a September 30, 2004 year end, please consult you tax advisor as to the pertinance of this notice. For the fiscal year ended September 30, 2004, each Fund is designating the following items with regard to distributions paid during the year.

                                                      LONG-          LONG-
                                                      TERM           TERM
                                                   (20% RATE)     (15% RATE)       QUALIFIED
                                                     CAPITAL        CAPITAL         5 YEAR        ORDINARY       TAX-
                                                      GAIN           GAIN           GAIN           INCOME       EXEMPT
                                                  DISTRIBUTIONS  DISTRIBUTIONS   DISTRIBUTIONS  DISTRIBUTIONS  INTEREST
                                                  -------------  -------------   -------------  -------------  --------
Constellation Clover Large Cap Value Fund ...........  0.00%         0.00%            0.00%       100.00%        0.00%

Constellation Clover Core Value Fund ................ 18.29%        58.41%            0.00%        23.30%        0.00%

Constellation Clover Small Cap Value Fund ...........  0.00%         0.00%            0.00%       100.00%        0.00%

Constellation Clover Core Fixed Income Fund .........  0.00%         0.00%            0.00%       100.00%        0.00%

Constellation Chartwell Ultra Short Duration
  Fixed Income Fund .................................  0.00%         0.00%            0.00%       100.00%        0.00%

Constellation Chartwell Short Duration Fixed
  Income Fund .......................................  0.00%         0.00%            0.00%       100.00%        0.00%

Constellation Chartwell High Yield Fund .............  0.00%         0.00%            0.00%       100.00%        0.00%

Constellation HLAM Large Cap Value Fund .............  0.00%         0.00%            0.00%       100.00%        0.00%

Constellation Pitcairn Diversified Value Fund .......  0.00%         0.00%            0.00%       100.00%        0.00%

Constellation Pitcairn Select Value Fund ............  0.00%        69.86%            0.00%        30.14%        0.00%

Constellation Pitcairn Diversified Growth Fund ......  0.00%         0.00%            0.00%       100.00%        0.00%

Constellation Pitcairn Small Cap Fund ...............  0.00%       100.00%            0.00%         0.00%        0.00%

Constellation Pitcairn Family Heritage(R) Fund ......  0.00%         0.00%            0.00%        94.40%        0.00%

Constellation Pitcairn Taxable Bond Fund ............  0.00%         0.00%            0.00%       100.00%        0.00%

Constellation Pitcairn Tax-Exempt Bond Fund .........  4.39%         5.12%            0.00%         0.89%       89.60%

Constellation Sands Capital Select Growth Fund ......  0.00%         0.00%            0.00%         0.00%        0.00%

Constellation TIP Small Cap Value Opportunities
  Fund ..............................................  0.00%         0.00%            0.00%       100.00%        0.00%

Constellation TIP Financial Services Fund ...........  0.00%         6.34%            0.00%        93.66%        0.00%

Constellation TIP Healthcare & Biotechnology Fund ...  0.00%        61.26%            0.00%        38.74%        0.00%

Constellation TIP Tax Managed U.S. Equity Fund ......  0.00%         0.00%            0.00%         0.00%        0.00%

Constellation International Equity Fund(3) ..........  0.00%         0.00%            0.00%       100.00%        0.00%

Constellation Strategic Value and High Income Fund ..  0.00%         0.58%            0.00%        99.42%        0.00%

                                                                                           DIVIDENDS
                                                                                          QUALIFYING
                                                                                              FOR
                                                                                           CORPORATE
                                                        RETURN                             DIVIDENDS           QUALIFYING
                                                       OF CAPITAL        TOTAL             RECEIVABLE           DIVIDENDS
                                                      DISTRIBUTION    DISTRIBUTIONS       DEDUCTION(1)          INCOME(2)
                                                      ------------   -------------        ------------          ---------
Constellation Clover Large Cap Value Fund ...........    0.00%         100.00%                100.00%            100.00%

Constellation Clover Core Value Fund ................    0.00%         100.00%                100.00%             99.99%

Constellation Clover Small Cap Value Fund ...........    0.00%         100.00%                  0.00%              0.00%

Constellation Clover Core Fixed Income Fund .........    0.00%         100.00%                  0.00%              0.00%

Constellation Chartwell Ultra Short Duration
  Fixed Income Fund .................................    0.00%         100.00%                  0.00%              0.00%

Constellation Chartwell Short Duration Fixed
  Income Fund .......................................    0.00%         100.00%                  0.00%              0.00%

Constellation Chartwell High Yield Fund .............    0.00%         100.00%                  0.00%              0.00%

Constellation HLAM Large Cap Value Fund .............    0.00%         100.00%                100.00%            100.00%

Constellation Pitcairn Diversified Value Fund .......    0.00%         100.00%                100.00%            100.00%

Constellation Pitcairn Select Value Fund ............    0.00%         100.00%                100.00%            100.00%

Constellation Pitcairn Diversified Growth Fund ......    0.00%         100.00%                100.00%            100.00%

Constellation Pitcairn Small Cap Fund ...............    0.00%         100.00%                  0.00%              0.00%

Constellation Pitcairn Family Heritage(R) Fund ......    5.60%         100.00%                100.00%            100.00%

Constellation Pitcairn Taxable Bond Fund ............    0.00%         100.00%                  0.00%              0.00%

Constellation Pitcairn Tax-Exempt Bond Fund .........    0.00%         100.00%                  0.00%              0.00%

Constellation Sands Capital Select Growth Fund ......    0.00%           0.00%                  0.00%              0.00%

Constellation TIP Small Cap Value Opportunities
  Fund ..............................................    0.00%         100.00%                 12.97%              7.02%

Constellation TIP Financial Services Fund ...........    0.00%         100.00%                 15.29%             11.05%

Constellation TIP Healthcare & Biotechnology Fund ...    0.00%         100.00%                 62.87%             62.72%

Constellation TIP Tax Managed U.S. Equity Fund ......    0.00%           0.00%                  0.00%              0.00%

Constellation International Equity Fund(3) ..........    0.00%         100.00%                  0.00%            100.00%

Constellation Strategic Value and High Income Fund ..    0.00%         100.00%                 12.56%             12.49%

(1) Qualifying dividends represent dividends which qualify for the corporate dividends received deduction and is reflected a percentage of "Ordinary Income Distributions".

(2) The percentage in this column represents the amount of "Qualifying Dividend Income" as created by the Jobs and Growth Tax Relief Reconciliation Act of 2003 and is reflected as a percentage of "Ordinary Income Distributions". It is the intention of each of the aforementioned Funds to designate the maximum amount permitted by law.

(3) The Fund intends to pass through a foreign tax credit to shareholders. For the fiscal year ended September 30, 2004, the total amount of foreign source income is $1,884,026. The total amount of foreign taxes paid is $239,075. Your allocable share of the foreign tax credit will be reported on Form 1099 DIV.

The information reported herein may differ from the information and distributions taxable to the shareholders for the calendar year ending December 31, 2004. Complete information will be computed and reported in conjunction with your 2004 Form 1099-DIV.

                                    Constellation Funds 2004 Annual Report | 141

TRUSTEES AND OFFICERS OF THE TRUST (UNAUDITED)


INTERESTED TRUSTEE*

John H. Grady, Jr.
ADDRESS                     Constellation Investment Management Company, LP,
                            Berywn, PA 19312
DATE OF BIRTH               6/1/61
POSITION HELD
WITH FUND                   Trustee and President; Chairman of the Board
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS
President and CEO of CIMCO since 2003. Executive Vice President & Secretary from 2001 to 2003 - General Counsel, Chief Legal Officer of Turner from 2001 to 2003. CID President, Chief Operating Officer since September 2001. Partner, Morgan, Lewis & Bockius LLP (law firm) (October 1995 - January 2001).
NUMBER OF PORTFOLIOS
IN COMPLEX OVERSEEN
BY TRUSTEE                  23
* Mr. Grady is deemed to be an "Interested Trustee" by virtue of his relationship with Constellation Investment Management Company, LP.


NON-INTERESTED TRUSTEES

Ronald Filante
ADDRESS                     51 Verdum Avenue, New Rochelle, NY 10804
DATE OF BIRTH               11/19/45
POSITION HELD
WITH FUND                   Trustee
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS
Associate Professor of Finance, Pace University, since 1987.
NUMBER OF PORTFOLIOS
IN COMPLEX OVERSEEN
BY TRUSTEE                  23

Alfred C. Salvato
ADDRESS                     13 Fountain Court, Cherry Hill, NJ 08034
DATE OF BIRTH               1/9/58
POSITION HELD
WITH FUND                   Trustee
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS
Treasurer, Thomas Jefferson University, since 1995, and Assistant Treasurer, 1988-1995.
NUMBER OF PORTFOLIOS
IN COMPLEX OVERSEEN
BY TRUSTEE                  23

Janet F. Sansone
ADDRESS                     1023 North Pitt Street, Alexandria, VA 22314-1525
DATE OF BIRTH               8/11/45
POSITION HELD
WITH FUND                   Trustee since 2004
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS
Executive Director, JFS Consulting. Consultant since 1999. Senior Vice President of Human Resources of Frontier Corporation (telecommunications company), (1993-1999).
NUMBER OF PORTFOLIOS
IN COMPLEX OVERSEEN
BY TRUSTEE                  23








142 |  Constellation Funds 2004 Annual Report

TRUSTEES AND OFFICERS OF THE TRUST (UNAUDITED)


EXECUTIVE OFFICERS

Peter Golden
ADDRESS                     SEI Investments, Oaks PA, 19456
DATE OF BIRTH               6/27/64
POSITIONS HELD
WITH FUND                   Controller and Chief Financial Officer since 2001
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS
Director of Funds Accounting of SEI Investments (investment management company) since June 2001; Previously, Vice President of Fund Administration, J.P. Morgan Chase & Co. (investment bank), March 2000 to April 2001; Vice President, Fund and Pension Accounting, Chase Manhattan Bank (investment bank), June 1997 to March 2000.

Lydia A. Gavalis
ADDRESS                     SEI Investments, Oaks PA, 19456
DATE OF BIRTH               6/5/64
POSITIONS HELD
WITH FUND                   Vice President and Assistant Secretary since 1999
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS
Vice President and Assistant Secretary of SEI Investments (investment management company) since 1998.

Timothy D. Barto
ADDRESS                     SEI Investments, Oaks PA, 19456
DATE OF BIRTH               3/28/68
POSITIONS HELD
WITH FUND                   Vice President and Assistant Secretary since 2000
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS
Employed by SEI Investments since October 1999. Vice President and Assistant Secretary of SEI Investments (investment management company) since December 1999. Associate at Dechert Price & Rhoads (law firm) (1997-1999).

Christine M. McCullough
ADDRESS                     SEI Investments, Oaks PA, 19456
DATE OF BIRTH               12/2/60
POSITIONS HELD
WITH FUND                   Vice President and Assistant Secretary since 2000
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS
Employed by SEI Investments (investment management company) since November 1, 1999. Vice President and Assistant Secretary of SEI Investments since December 1999. Associate at White and Williams LLP (law firm) (1991-1999).

Antoinette C. Robbins
ADDRESS                     Constellation Investment Management Company, LP,
                            Berywn, PA 19312
DATE OF BIRTH               3/23/63
POSITION HELD
WITH FUND                   Vice President since 2004
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS
Employed by CIMCO as Vice President and Director of Compliance since 2004. Previously, Vice President and Director of Compliance of Turner Investment Partners, Inc. (investment management company) (2002-2004). Senior Gift Planning Officer, American Civil Liberties Union (2001-2002). Assistant Vice President and Counsel, Equitable Life Assurance Society of the United States (insurance company) (1996-2002).








                                  Constellation Funds 2004 Annual Report  |  143

TRUSTEES AND OFFICERS OF THE TRUST (UNAUDITED)


John J. Canning
ADDRESS                     Constellation Investment Management Company, LP,
                            Berywn, PA 19312
DATE OF BIRTH               11/15/70
POSITIONS HELD
WITH FUND                   Vice President and Chief Compliance Officer since
                            2004
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS
Employed by CIMCO as Vice President and Director of Mutual Fund Administration and Operations since 2004. Previously, Assistant Director of Mutual Fund Administration and Operations, Sub-Advisory Institutional Service Product Manager for Turner Investment Partners, Inc. (investment management company) (2000-2004). Portfolio Implementation Analyst, SEI Investments (investment management company) (1998-2000).

Rami Livelsberger
ADDRESS                     Constellation Investment Management Company, LP,
                            Berywn, PA 19312
DATE OF BIRTH               11/14/74
POSITIONS HELD
WITH FUND                   Vice President and Assistant Secretary since 2004
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS
Employed by CIMCO as Vice President, Fund Governance since 2004. Previously, Compliance Officer, Legal Assistant for Turner Investment Partners, Inc. (investment management company) (2001-2004). Legal Assistant, Morgan Lewis & Bockius LLP (law firm) (1999-2001).

Saeed A. Franklin
ADDRESS                     Constellation Investment Management Company, LP,
                            Berywn, PA 19312
DATE OF BIRTH               8/1/75
POSITIONS HELD
WITH FUND                   Vice President since 2004
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS
Employed by CIMCO as Vice President, Fund Administration; previously, Performance Analyst, Turner Investment Partners, Inc. (investment management company) (2003-2004). Performance Analyst, ING Variable Annuities (an insurance company) (2001-2003). Senior Fund Accountant, Bank of New York (investment bank) (1999-2001). Fund Accountant, PFPC Inc. (investment management company) (1997-1999).

The Trust's Statement of Additional Information ("SAI") includes additional information about the Trustees and Officers. The SAI may be obtained without charge by calling 1-866-242-5742.







144 |  Constellation Funds 2004 Annual Report

SHAREHOLDER VOTING RESULTS (UNAUDITED)


There was a special meeting of shareholders held on April 23, 2004, at which the shareholders of each Former Turner Fund were asked to approve the reorganization of the Funds with and into the corresponding series of the Constellation Funds.


Turner Large Cap Value Fund
                                                                    % of Shares   % of Shares
                                                    Shares Voted       Voted      Outstanding
                                                    ------------    -----------   -----------
For                                                     391,458        99.1%         64.5%
Against                                                   3,407         0.9%          0.6%
Abstain                                                       -         0.0%          0.0%
                                                    ------------    -----------   -----------
                                                        394,865       100.0%         65.1%

Turner Small Cap Value Fund
                                                                    % of Shares   % of Shares
                                                    Shares Voted       Voted      Outstanding
                                                    ------------    -----------   -----------
For                                                  11,941,437        96.6%         55.5%
Against                                                 298,489         2.4%          1.4%
Abstain                                                 128,501         1.0%          0.6%
                                                    ------------    -----------   -----------
                                                     12,368,427       100.0%         57.5%

Turner Ultra Short Duration Fixed Income Fund
                                                                    % of Shares   % of Shares
                                                    Shares Voted       Voted      Outstanding
                                                    ------------    -----------   -----------
For                                                  21,495,639        94.4%         53.3%
Against                                                 703,570         3.1%          1.7%
Abstain                                                 565,043         2.5%          1.4%
                                                    ------------    -----------   -----------
                                                     22,764,252       100.0%         56.4%

Turner High Yield Fund
                                                                    % of Shares   % of Shares
                                                    Shares Voted       Voted      Outstanding
                                                    ------------    -----------   -----------
For                                                   1,579,741        99.8%         51.3%
Against                                                       -         0.0%          0.0%
Abstain                                                   3,568         0.2%          0.1%
                                                    ------------    -----------   -----------
                                                      1,583,309       100.0%         51.4%

Turner Financial Services Fund
                                                                    % of Shares   % of Shares
                                                    Shares Voted       Voted      Outstanding
                                                    ------------    -----------   -----------
For                                                     658,385        96.6%         56.6%
Against                                                  19,805         2.9%          1.7%
Abstain                                                   3,432         0.5%          0.3%
                                                    ------------    -----------   -----------
                                                        681,622       100.0%         58.6%

Turner Tax Managed U.S. Equity Fund
                                                                    % of Shares   % of Shares
                                                    Shares Voted       Voted      Outstanding
                                                    ------------    -----------   -----------
For                                                     625,087        99.9%         97.5%
Against                                                     476         0.1%          0.1%
Abstain                                                       -         0.0%          0.0%
                                                    ------------    -----------   -----------
                                                        625,563       100.0%         97.6%

Turner Core Value Fund
                                                                    % of Shares   % of Shares
                                                    Shares Voted       Voted      Outstanding
                                                    ------------    -----------   -----------
For                                                   1,965,291        95.6%         57.8%
Against                                                  59,154         2.9%          1.7%
Abstain                                                  30,303         1.5%          0.9%
                                                    ------------    -----------   -----------
                                                      2,054,748       100.0%         60.4%

Turner Core Fixed Income Fund
                                                                    % of Shares   % of Shares
                                                    Shares Voted       Voted      Outstanding
                                                    ------------    -----------   -----------
For                                                   1,986,707        96.0%         52.9%
Against                                                  27,405         1.3%          0.7%
Abstain                                                  55,656         2.7%          1.5%
                                                    ------------    -----------   -----------
                                                      2,069,768       100.0%         55.1%

Turner Short Duration Fixed Income Fund
                                                                    % of Shares   % of Shares
                                                    Shares Voted       Voted      Outstanding
                                                    ------------    -----------   -----------
For                                                  10,924,917        94.1%         52.3%
Against                                                 435,982         3.8%          2.1%
Abstain                                                 237,914         2.1%          1.1%
                                                    ------------    -----------   -----------
                                                     11,598,813       100.0%         55.5%

Turner Small Cap Value Opportunities Fund
                                                                    % of Shares   % of Shares
                                                    Shares Voted       Voted      Outstanding
                                                    ------------    -----------   -----------
For                                                   1,060,796        97.9%         61.9%
Against                                                  17,231         1.6%          1.0%
Abstain                                                   6,056         0.5%          0.4%
                                                    ------------    -----------   -----------
                                                      1,084,083       100.0%         63.3%

Turner Healthcare & Biotechnology Fund
                                                                    % of Shares   % of Shares
                                                    Shares Voted       Voted      Outstanding
                                                    ------------    -----------   -----------
For                                                     652,491        96.8%         51.1%
Against                                                  14,131         2.1%          1.1%
Abstain                                                   7,517         1.1%          0.6%
                                                    ------------    -----------   -----------
                                                        674,139       100.0%         52.8%

Turner Strategic Value and High Income Fund
                                                                    % of Shares   % of Shares
                                                    Shares Voted       Voted      Outstanding
                                                    ------------    -----------   -----------
For                                                     347,200        97.7%         76.3%
Against                                                   8,155         2.3%          1.8%
Abstain                                                       -         0.0%          0.0%
                                                    ------------    -----------   -----------
                                                        355,355       100.0%         78.1%

                                  Constellation Funds 2004 Annual Report  | 145

SHAREHOLDER VOTING RESULTS (UNAUDITED)


There was a special meeting of shareholders held on May 20, 2004, at which the shareholders of each Former Pitcairn Fund were asked to consider several proposals:


1. To approve a proposal to reorganize the Funds with and into the corresponding series of the Constellation Funds.


Pitcairn Diversified Value Fund
                                                                    % of Shares   % of Shares
                                                    Shares Voted       Voted      Outstanding
                                                    ------------    -----------   -----------
For                                                  12,757,302       100.0%         94.0%
Against                                                       -         0.0%          0.0%
Abstain                                                       -         0.0%          0.0%
                                                    ------------    -----------   -----------
                                                     12,757,302       100.0%         94.0%

Pitcairn Diversified Growth Fund
                                                                    % of Shares   % of Shares
                                                    Shares Voted       Voted      Outstanding
                                                    ------------    -----------   -----------
For                                                  17,896,803       100.0%         94.2%
Against                                                       -         0.0%          0.0%
Abstain                                                       -         0.0%          0.0%
                                                    ------------    -----------   -----------
                                                     17,896,803       100.0%         94.2%

Pitcairn Family Heritage(R) Fund
                                                                    % of Shares   % of Shares
                                                    Shares Voted       Voted      Outstanding
                                                    ------------    -----------   -----------
For                                                   7,758,520       100.0%         93.7%
Against                                                       -         0.0%          0.0%
Abstain                                                       -         0.0%          0.0%
                                                    ------------    -----------   -----------
                                                      7,758,520       100.0%         93.7%

Pitcairn Tax-Exempt Bond Fund
                                                                    % of Shares   % of Shares
                                                    Shares Voted       Voted      Outstanding
                                                    ------------    -----------   -----------
For                                                   7,995,625       100.0%         77.0%
Against                                                       -         0.0%          0.0%
Abstain                                                       -         0.0%          0.0%
                                                    ------------    -----------   -----------
                                                      7,995,625       100.0%         77.0%

Pitcairn International Equity Fund
                                                                    % of Shares   % of Shares
                                                    Shares Voted       Voted      Outstanding
                                                    ------------    -----------   -----------
For                                                  12,357,649       100.0%         82.2%
Against                                                       -         0.0%          0.0%
Abstain                                                       -         0.0%          0.0%
                                                    ------------    -----------   -----------
                                                     12,357,649       100.0%         82.2%

Pitcairn Select Value Fund
                                                                    % of Shares   % of Shares
                                                    Shares Voted       Voted      Outstanding
                                                    ------------    -----------   -----------
For                                                   5,359,505       100.0%         96.6%
Against                                                       -         0.0%          0.0%
Abstain                                                       -         0.0%          0.0%
                                                    ------------    -----------   -----------
                                                      5,359,505       100.0%         96.6%

Pitcairn Small Cap Fund
                                                                    % of Shares   % of Shares
                                                    Shares Voted       Voted      Outstanding
                                                    ------------    -----------   -----------
For                                                   5,775,433       100.0%         94.4%
Against                                                       -         0.0%          0.0%
Abstain                                                       -         0.0%          0.0%
                                                    ------------    -----------   -----------
                                                      5,775,433       100.0%         94.4%

Pitcairn Taxable Bond Fund
                                                                    % of Shares   % of Shares
                                                    Shares Voted       Voted      Outstanding
                                                    ------------    -----------   -----------
For                                                   2,564,253       100.0%         64.0%
Against                                                       -         0.0%          0.0%
Abstain                                                       -         0.0%          0.0%
                                                    ------------    -----------   -----------
                                                      2,564,253       100.0%         64.0%

Pitcairn Select Growth Fund
                                                                    % of Shares   % of Shares
                                                    Shares Voted       Voted      Outstanding
                                                    ------------    -----------   -----------
For                                                   7,917,107        99.1%         64.5%
Against                                                   9,461         0.1%          0.1%
Abstain                                                  61,954         0.8%          0.5%
                                                    ------------    -----------   -----------
                                                      7,988,522       100.0%         65.1%

2. To approve a new investment advisory agreement with Constellation Investment Management Company, LP ("CIMCO").

Pitcairn Diversified Value Fund
                                                                    % of Shares   % of Shares
                                                    Shares Voted       Voted      Outstanding
                                                    ------------    -----------   -----------
For                                                  12,757,302       100.0%         94.0%
Against                                                       -         0.0%          0.0%
Abstain                                                       -         0.0%          0.0%
                                                    ------------    -----------   -----------
                                                     12,757,302       100.0%         94.0%

Pitcairn Select Value Fund
                                                                    % of Shares   % of Shares
                                                    Shares Voted       Voted      Outstanding
                                                    ------------    -----------   -----------
For                                                   5,359,505       100.0%         96.6%
Against                                                       -         0.0%          0.0%
Abstain                                                       -         0.0%          0.0%
                                                    ------------    -----------   -----------
                                                      5,359,505       100.0%         96.6%

146 |  Constellation Funds 2004 Annual Report

SHAREHOLDER VOTING RESULTS (UNAUDITED)

Pitcairn Diversified Growth Fund
                                                                    % of Shares   % of Shares
                                                    Shares Voted       Voted      Outstanding
                                                    ------------    -----------   -----------
For                                                  17,896,803       100.0%         94.2%
Against                                                       -         0.0%          0.0%
Abstain                                                       -         0.0%          0.0%
                                                    ------------    -----------   -----------
                                                     17,896,803       100.0%         94.2%

Pitcairn Family Heritage(R) Fund
                                                                    % of Shares   % of Shares
                                                    Shares Voted       Voted      Outstanding
                                                    ------------    -----------   -----------
For                                                   7,758,520       100.0%         93.7%
Against                                                       -         0.0%          0.0%
Abstain                                                       -         0.0%          0.0%
                                                    ------------    -----------   -----------
                                                      7,758,520       100.0%         93.7%

Pitcairn Tax-Exempt Bond Fund
                                                                    % of Shares   % of Shares
                                                    Shares Voted       Voted      Outstanding
                                                    ------------    -----------   -----------
For                                                   7,995,625       100.0%         77.0%
Against                                                       -         0.0%          0.0%
Abstain                                                       -         0.0%          0.0%
                                                    ------------    -----------   -----------
                                                      7,995,625       100.0%         77.0%

Pitcairn International Equity Fund
                                                                    % of Shares   % of Shares
                                                    Shares Voted       Voted      Outstanding
                                                    ------------    -----------   -----------
For                                                  12,357,649       100.0%         82.2%
Against                                                       -         0.0%          0.0%
Abstain                                                       -         0.0%          0.0%
                                                    ------------    -----------   -----------
                                                     12,357,649       100.0%         82.2%

Pitcairn Small Cap Fund
                                                                    % of Shares   % of Shares
                                                    Shares Voted       Voted      Outstanding
                                                    ------------    -----------   -----------
For                                                   5,775,433       100.0%         94.4%
Against                                                       -         0.0%          0.0%
Abstain                                                       -         0.0%          0.0%
                                                    ------------    -----------   -----------
                                                      5,775,433       100.0%         94.4%

Pitairn Taxable Bond Fund
                                                                    % of Shares   % of Shares
                                                    Shares Voted       Voted      Outstanding
                                                    ------------    -----------   -----------
For                                                   2,564,253       100.0%         64.0%
Against                                                       -         0.0%          0.0%
Abstain                                                       -         0.0%          0.0%
                                                    ------------    -----------   -----------
                                                      2,564,253       100.0%         64.0%

Pitcairn Select Growth Fund
                                                                    % of Shares   % of Shares
                                                    Shares Voted       Voted      Outstanding
                                                    ------------    -----------   -----------
For                                                   7,906,007        99.0%         64.4%
Against                                                   9,461         0.1%          0.1%
Abstain                                                  72,984         0.9%          0.6%
                                                    ------------    -----------   -----------
                                                      7,988,452       100.0%         65.1%

3. To approve a new investment sub-advisory agreement between CIMCO and Pitcairn Investment Management.

Pitcairn Diversified Value Fund
                                                                    % of Shares   % of Shares
                                                    Shares Voted       Voted      Outstanding
                                                    ------------    -----------   -----------
For                                                  12,757,302       100.0%         94.0%
Against                                                       -         0.0%          0.0%
Abstain                                                       -         0.0%          0.0%
                                                    ------------    -----------   -----------
                                                     12,757,302       100.0%         94.0%

Pitcairn Diversified Growth Fund
                                                                    % of Shares   % of Shares
                                                    Shares Voted       Voted      Outstanding
                                                    ------------    -----------   -----------
For                                                  17,896,803       100.0%         94.2%
Against                                                       -         0.0%          0.0%
Abstain                                                       -         0.0%          0.0%
                                                    ------------    -----------   -----------
                                                     17,896,803       100.0%         94.2%

Pitcairn Family Heritage(R) Fund
                                                                    % of Shares   % of Shares
                                                    Shares Voted       Voted      Outstanding
                                                    ------------    -----------   -----------
For                                                   7,758,520       100.0%         93.7%
Against                                                       -         0.0%          0.0%
Abstain                                                       -         0.0%          0.0%
                                                    ------------    -----------   -----------
                                                      7,758,520       100.0%         93.7%



Pitcairn Select Value Fund
                                                                    % of Shares   % of Shares
                                                    Shares Voted       Voted      Outstanding
                                                    ------------    -----------   -----------
For                                                   5,359,505       100.0%         96.6%
Against                                                       -         0.0%          0.0%
Abstain                                                       -         0.0%          0.0%
                                                    ------------    -----------   -----------
                                                      5,359,505       100.0%         96.6%

Pitcairn Small Cap Fund
                                                                    % of Shares   % of Shares
                                                    Shares Voted       Voted      Outstanding
                                                    ------------    -----------   -----------
For                                                   5,775,433       100.0%         94.4%
Against                                                       -         0.0%          0.0%
Abstain                                                       -         0.0%          0.0%
                                                    ------------    -----------   -----------
                                                      5,775,433       100.0%         94.4%

Pitairn Taxable Bond Fund
                                                                    % of Shares   % of Shares
                                                    Shares Voted       Voted      Outstanding
                                                    ------------    -----------   -----------
For                                                   2,564,253       100.0%         64.0%
Against                                                       -         0.0%          0.0%
Abstain                                                       -         0.0%          0.0%
                                                    ------------    -----------   -----------
                                                      2,564,253       100.0%         64.0%

                                  Constellation Funds 2004 Annual Report  |  147

SHAREHOLDER VOTING RESULTS (UNAUDITED)

Pitcairn Tax-Exempt Bond Fund
                                                                    % of Shares   % of Shares
                                                    Shares Voted       Voted      Outstanding
                                                    ------------    -----------   -----------
For                                                   7,995,625       100.0%         77.0%
Against                                                       -         0.0%          0.0%
Abstain                                                       -         0.0%          0.0%
                                                    ------------    -----------   -----------
                                                      7,995,625       100.0%         77.0%

Pitcairn International Equity Fund
                                                                    % of Shares   % of Shares
                                                    Shares Voted       Voted      Outstanding
                                                    ------------    -----------   -----------
For                                                  12,357,649       100.0%         82.2%
Against                                                       -         0.0%          0.0%
Abstain                                                       -         0.0%          0.0%
                                                    ------------    -----------   -----------
                                                     12,357,649       100.0%         82.2%

Pitcairn Select Growth Fund
                                                                    % of Shares   % of Shares
                                                    Shares Voted       Voted      Outstanding
                                                    ------------    -----------   -----------
For                                                   7,906,077        99.0%         64.4%
Against                                                   9,461         0.1%          0.1%
Abstain                                                  72,984         0.9%          0.6%
                                                    ------------    -----------   -----------
                                                      7,988,522       100.0%         65.1%

4. To approve a distribution and shareholder services plan with Constellation Investment Distribution Company, Inc.

Pitcairn Diversified Value Fund
                                                                    % of Shares   % of Shares
                                                    Shares Voted       Voted      Outstanding
                                                    ------------    -----------   -----------
For                                                  12,757,302       100.0%         94.0%
Against                                                       -         0.0%          0.0%
Abstain                                                       -         0.0%          0.0%
                                                    ------------    -----------   -----------
                                                     12,757,302       100.0%         94.0%

Pitcairn Diversified Growth Fund
                                                                    % of Shares   % of Shares
                                                    Shares Voted       Voted      Outstanding
                                                    ------------    -----------   -----------
For                                                  17,896,803       100.0%         94.2%
Against                                                       -         0.0%          0.0%
Abstain                                                       -         0.0%          0.0%
                                                    ------------    -----------   -----------
                                                     17,896,803       100.0%         94.2%

Pitcairn Family Heritage(R) Fund
                                                                    % of Shares   % of Shares
                                                    Shares Voted       Voted      Outstanding
                                                    ------------    -----------   -----------
For                                                   7,758,520       100.0%         93.7%
Against                                                       -         0.0%          0.0%
Abstain                                                       -         0.0%          0.0%
                                                    ------------    -----------   -----------
                                                      7,758,520       100.0%         93.7%

Pitcairn Tax-Exempt Bond Fund
                                                                    % of Shares   % of Shares
                                                    Shares Voted       Voted      Outstanding
                                                    ------------    -----------   -----------
For                                                   7,995,625       100.0%         77.0%
Against                                                       -         0.0%          0.0%
Abstain                                                       -         0.0%          0.0%
                                                    ------------    -----------   -----------
                                                      7,995,625       100.0%         77.0%

Pitcairn International Equity Fund
                                                                    % of Shares   % of Shares
                                                    Shares Voted       Voted      Outstanding
                                                    ------------    -----------   -----------
For                                                  12,357,649       100.0%         82.2%
Against                                                       -         0.0%          0.0%
Abstain                                                       -         0.0%          0.0%
                                                    ------------    -----------   -----------
                                                     12,357,649       100.0%         82.2%

Pitcairn Select Value Fund
                                                                    % of Shares   % of Shares
                                                    Shares Voted       Voted      Outstanding
                                                    ------------    -----------   -----------
For                                                   5,359,505       100.0%         96.6%
Against                                                       -         0.0%          0.0%
Abstain                                                       -         0.0%          0.0%
                                                    ------------    -----------   -----------
                                                      5,359,505       100.0%         96.6%

Pitcairn Small Cap Fund
                                                                    % of Shares   % of Shares
                                                    Shares Voted       Voted      Outstanding
                                                    ------------    -----------   -----------
For                                                   5,775,433       100.0%         94.4%
Against                                                       -         0.0%          0.0%
Abstain                                                       -         0.0%          0.0%
                                                    ------------    -----------   -----------
                                                      5,775,433       100.0%         94.4%

Pitairn Taxable Bond Fund
                                                                    % of Shares   % of Shares
                                                    Shares Voted       Voted      Outstanding
                                                    ------------    -----------   -----------
For                                                   2,564,253       100.0%         64.0%
Against                                                       -         0.0%          0.0%
Abstain                                                       -         0.0%          0.0%
                                                    ------------    -----------   -----------
                                                      2,564,253       100.0%         64.0%

Pitcairn Select Growth Fund
                                                                    % of Shares   % of Shares
                                                    Shares Voted       Voted      Outstanding
                                                    ------------    -----------   -----------
For                                                   7,917,107        99.1%         64.5%
Against                                                   9,461         0.1%          0.1%
Abstain                                                  61,954         0.8%          0.5%
                                                    ------------    -----------   -----------
                                                      7,988,522       100.0%         65.1%

148 |  Constellation Funds 2004 Annual Report

INVESTMENT ADVISER
Constellation Investment Management Company, LP
Berwyn, Pennsylvania

DISTRIBUTOR
Constellation Investment Distribution Company Inc.
Berwyn, Pennsylvania

ADMINISTRATOR
Constellation Investment Management Company, LP
Berwyn, Pennsylvania

LEGAL COUNSEL
Morgan, Lewis & Bockius LLP
Philadelphia, Pennsylvania

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
KPMG LLP
Philadelphia, Pennsylvania

This report was prepared for sharholders of the Constellation Funds. It may be distributed to others only if preceded or accompanied by a Constellation Funds' prospectus, which contains detailed information. All Constellation Funds are offered by prospectus only.












Beginning on the fiscal quarter ended December 31, 2004, the Trust will file each Funds' complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q within sixty days after the end of the period. The Fund's Forms N-Q will be available on the Commission's website at http://www.sec.gov, and may be reviewed and copied at the Commission's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities, as well as information relating to how a Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available (i) without charge, upon request, (i) via the Fund's website, www.constellationfundsgroup.com; and (ii) on the Commission's website at http://www.sec.gov.

                                                CONSTELLATION FUNDS
                                                P.O. Box 219520
                                                Kansas City, Missouri 64105-9520
                                                1 (866) 242 5742
                                                www.constellationfundsgroup.com

ITEM 2.  CODE OF ETHICS.

The registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer and principal accounting officer.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

The Board of Trustees of the Constellation Funds has determined that the Board's Audit Committee does not have an "audit committee financial expert," as the Securities and Exchange Commission has defined that term. After carefully considering all of the factors involved in the definition of "audit committee financial expert," the Board determined that none of the members of the audit committee met all five qualifications in the definition, although some members of the Audit Committees met many of the qualifications. The Board also determined that, given the size and type of the Constellation Funds and of the nature of the accounting and valuation issues they have presented, it did not appear that the Audit Committee members lacked any necessary skills, and concluded that it was not necessary to appoint an audit committee financial expert to the Audit Committee. Finally, the Board of Trustees indicated that whether a candidate for a new or replacement Trustee position qualified as an audit committee financial expert would be given due consideration by the Board in determining whether to nominate and/or select such candidate.

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Effective April 9, 2004, the Board of Trustees of the Alpha Select Funds approved a change in the name of the Trust to the Constellation Funds. On June 14, 2004 the Funds' Board of Trustees dismissed Ernst & Young LLP as independent auditor for the Funds and selected KPMG LLP as independent auditors to the Funds. For the fiscal year ended September 30, 2004, the aggregate Audit Fees billed by KPMG LLP for professional services rendered for the audits of the financial statements, or services that are normally provided in connection with statutory and regulatory filings or engagements for the fiscal year for the Constellation Funds are shown in the table below.

------------------ -----------------------------------------------------
                                         2004(1)
------------------ -----------------------------------------------------
                   All fees and      All fees and      All other fees
                   services to the   services to       and services to
                   Trust that were   service           service
                   pre-approved      affiliates that   affiliates that
                                     were pre-         did not require
                                     approved          pre-approval
------- ---------- ----------------- ----------------- -----------------
(a)     Audit          $347,000             $0                $0
        Fees(2)
------- ---------- ----------------- ----------------- -----------------
(b)     Audit-Related     $0                $0                $0
        Fees
------- ---------- ----------------- ----------------- -----------------
(c)     Tax Fees       $40,000              $0                $0
------- ---------- ----------------- ----------------- -----------------
(d)     All               $0                $0                $0
        Other
        Fees
------- ---------- ----------------- ----------------- -----------------

     Notes:
     (1) Prior to April 9, 2004, the Constellation Funds (the "Trust") operated as the Alpha Select Funds and consisted of only one mutual fund, the Target Select Equity Fund. The name change was approved by the Trust's Board of Trustees on January 26, 2004. As of September 30, 2004, the Trust consisted of 24 mutual funds and generated higher audit costs in 2004 than were generated in 2003.
     (2) Audit fees include amounts related to the audit of the registrant's annual financial statements and services normally provided by the accountant in connection with statutory and regulatory filings.

Ernst & Young LLP did not serve as the Constellation Funds auditor for the fiscal year 2004. For the fiscal year ended September 30, 2003, the audit fees billed by Ernst & Young LLP for professional services rendered for the audits of the financial statements, or services that are normally provided in connection with statutory and regulatory filings or engagements for the Alpha Select Funds are as follows:

Audit Fees (4a)

Audit fees for the Alpha Select Funds totaled $16,000 in 2003, including fees associated with the annual audit and filing of the Trust's N-1A.

Audit Related Fees (4b)

None

Tax Fees (4c)

None

Other Fees (4d)

None

(e)(1) The trust's Audit Committee has adopted policies and procedures to, among other purposes, provide a framework for the Audit Committee's consideration of non-audit services by the Registrant's audit firms. The policies and procedures require pre-approving all audit and permitted non-audit services the independent auditor provides to the Fund, and all services that the independent auditor provides to the Fund's investment adviser(s) and advisory affiliates (whether or not directly related to the Fund's operations and financial reporting); except that (a) services provided to a sub-adviser whose role is primarily portfolio management and is sub-contracted or overseen by another investment adviser, and
(b) de minimis non-audit services, shall not require pre-approval. A non-audit service is de minimis if: (a) the total amount of the non-audit service is not more than 5% percent of the total amount of revenues paid to the auditor by the Fund, its investment adviser, and advisory affiliates that provide ongoing services to the Trust for services otherwise requiring audit committee pre-approval during the fiscal year in which the non-audit service was provided;
(b) the Trust did not recognize these services as non-audit services at the time they were provided; and (c) these services are promptly brought to the attention of the Committee and the Committee approves them before the audit is complete.

(e)(2) Percentage of fees billed applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows:

                ---------------------------- ----------------- ----------------
                                                   2004             2003
                ---------------------------- ----------------- ----------------
                Audit-Related Fees                  0%               0%
                ---------------------------- ----------------- ----------------
                Tax Fees                            0%               0%
                ---------------------------- ----------------- ----------------

(f) Not applicable

(g) The aggregate non-audit fees and services billed by KPMG LLP for fiscal year ended September 30, 2004 were $0. The aggregate non-audit fees and services billed by Ernst & Young LLP for the fiscal year ended September 30, 2003 were $229,512. These fees were primarily for tax compliance and other services to the Registrant's former investment adviser, Turner Investment Partners, Inc. and its subsidiaries.

(h) The audit committee is required to pre-approve services to certain entities to the extent that the services are determined to have a direct impact on the operations or financial reporting of the Funds. This includes services rendered to the adviser (excluding sub-advisers) and any entity controlling, controlled by or under common control with the adviser that provides ongoing services to the registrant (hereafter referred to as "affiliates"). There were no services provided to affiliates requiring pre-approval by the committee.


ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to open-end management investment companies.

ITEM 6.  SCHEDULE OF INVESTMENTS

Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to open-end management investment companies.

ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable. Effective for closed-end management investment companies for fiscal years ending on or after December 31, 2005

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to open-end management investment companies.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

On March 22, 2004, the shareholders of the Trust's then-sole series, the Target Select Equity Fund, approved a change in the Fund's investment adviser to Constellation Investment Management Company, LP ("CIMCO"), approved a new sub-advisory agreement between CIMCO and Turner Investment Partners, Inc. ("TIP"), and approved a new distribution agreement with Constellation Investment Distribution Company, Inc. On May 7, 2004, the sole shareholder of the Constellation Clover Large Cap Value Fund, Constellation Clover Core Value Fund, Constellation Clover Small Cap Value Fund, Constellation Clover Core Fixed Income Fund, Constellation Chartwell Ultra Short Duration Fixed Income Fund, Constellation Chartwell Short Duration Fixed Income Fund, Constellation Chartwell High Yield Fund, Constellation TIP Small Cap Value Opportunities Fund, Constellation TIP Financial Services Fund, Constellation TIP Healthcare & Biotechnology Fund, Constellation TIP Tax Managed U.S. Equity Fund and Constellation Strategic Value and High Income Fund approved new advisory and sub-advisory agreements with (or relating to) CIMCO and the following firms:
TIP, Clover Capital Management, Inc. and Chartwell Investment Partners. On August 1, 2004, the sole shareholders of the Constellation Pitcairn Diversified Value Fund, Constellation Pitcairn Select Value Fund, Constellation Pitcairn Diversified Growth Fund, Constellation Pitcairn Small Cap Fund, Constellation Pitcairn Family Heritage(R) Fund, Constellation Pitcairn Taxable Bond Fund, Constellation Pitcairn Tax-Exempt Bond Fund, Constellation Sands Capital Select

Growth Fund and Constellation International Equity Fund approved advisory and sub-advisory agreements with (or relating to) CIMCO and the following firms:
Pitcairn Investment Management, Sands Capital Management, Inc., Oechsle International Advisors, LLC, The Boston Company Asset Management, LLC and Brandywine Asset Management, LLC.

ITEM 11.   CONTROLS AND PROCEDURES.

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant's disclosure controls and procedures within 90 days of the filing date of this report. In their opinion, based on their evaluation, the registrant's disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEMS 12.  EXHIBITS.

(a)(1) Code of Ethics attached hereto.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

(b) Officer certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(b)) also accompany this filing as an Exhibit.


--------------------------------------------------------------------------------

                                   SIGNATURES

Pursuant to the requirements of the securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                               Constellation Funds


By (Signature and Title)*                  /s/ John H. Grady, Jr.
                                           -----------------------------------
                                           John H. Grady, Jr., President & CEO

Date 11/26/04





Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*                  /s/ John H. Grady, Jr.
                                           -----------------------------------
                                           John H. Grady, Jr., President & CEO

Date 11/26/04


By (Signature and Title)*                  /s/ Peter J. Golden
                                           -----------------------------------
                                           Peter J. Golden, Controller & CFO

Date 11/26/04
* Print the name and title of each signing officer under his or her signature.

                               CONSTELLATION FUNDS
                                 CODE OF ETHICS
                                 --------------

                            Adopted Under Rule 17j-1

             While affirming its confidence in the integrity and good faith of all of its officers and trustees, Alpha Select Funds (the "Trust"), recognizes that the knowledge of present or future portfolio transactions and, in certain instances, the power to influence portfolio transactions which may be possessed by certain of its officers, employees and trustees could place such individuals, if they engage in personal transactions in securities which are eligible for investment by the Trust, in a position where their personal interest may conflict with that of the Trust.

             In view of the foregoing and of the provisions of Rule 17j-1(b)(1) under the Investment Company Act of 1940 (the "1940 Act"), the Trust has determined to adopt this Code of Ethics to specify and prohibit certain types of transactions deemed to create conflicts of interest (or at least the potential for or the appearance of such a conflict), and to establish reporting requirements and enforcement procedures.

I.           STATEMENT OF GENERAL PRINCIPLES.

             In recognition of the trust and confidence placed in the Trust by its shareholders, and to give effect to the Trust's belief that its operations should be directed to the benefit of its shareholders, the Trust hereby adopts the following general principles to guide the actions of its trustees, officers and employees.

             (1) The interests of the Trust's shareholders are paramount, and all of the Trust's personnel must conduct themselves and their operations to give maximum effect to this tenet by assiduously placing the interests of the shareholders before their own.

             (2) All personal transactions in securities by the Trust's personnel must be accomplished so as to avoid even the appearance of a conflict of interest on the part of such personnel with the interests of the Trust and its shareholders.

             (3) All of the Trust's personnel must avoid actions or activities that allow (or appear to allow) a person to profit or benefit from his or her position with respect to the Trust, or that otherwise bring into question the person's independence or judgment.

II.          DEFINITIONS.

             (1) "Access Person" shall mean (i) each trustee or officer of the Trust, (ii) each employee of the Trust (or of any company in a control relationship to the Trust) who, in connection with his or her regular functions or duties, makes, participates in, or obtains information regarding the purchase or sale of a security by the Trust or any series thereof (each a "Fund"), or whose functions relate to the making of any recommendations with respect to such purchases or sales, and (iii) any natural person in a control relationship to the Trust who obtains information concerning recommendations made to or by the Trust with respect to the purchase or sale of a security by any Fund, or whose functions relate to the making of any recommendations with respect to such purchases or sales;
                      (iv) each director, officer or general partner of any principal underwriter for the Trust, but only where such person in the ordinary course either makes, participates in, or obtains information regarding the purchase or sale of securities by the Fund(s), or whose functions relate to the making of recommendations regarding securities to the Fund(s); and (v) any natural person in a control relationship with a Fund or any of the Funds' advisers or sub-advisers who obtain information concerning recommendations made to the Funds with regard to the purchase or sale of a security.

             (2) "Beneficial ownership" of a security is to be determined in the same manner as it is for purposes of Section 16 of the Securities Exchange Act of 1934. This means that a person should generally consider himself the beneficial owner of any securities in which he has a direct or indirect pecuniary interest. In addition, a person should consider himself the beneficial owner of securities held by his spouse, his minor children, a relative who shares his home, or other persons by reason of any contract, arrangement, understanding or relationship that provides him with sole or shared voting or investment power.

             (3)      "Control" shall have the same meaning as that set forth in
                      Section 2(a)(9) of the 1940 Act. Section 2(a)(9) provides that "control" means the power to exercise a controlling influence over the management or policies of a company, unless such power is solely the result of an official position with such company. Ownership of 25% or more of a company's outstanding voting security is presumed to give the holder thereof control over the company. Such presumption may be countered by the facts and circumstances of a given situation.

             (4) "Independent Trustee" means a Trustee of the Trust who is not an "interested person" of the Trust within the meaning of Section 2(a)(19) of the 1940 Act.

             (5) "Initial Public Offering" ("IPO") means an offering of Securities registered under the Securities Act of 1933, the issuer of which, immediately before registration, was not subject to the reporting requirements of Section 13 or
                      Section 15(d) of the Securities Exchange Act of 1934.

             (6) "Private Placement" means an offering that is exempt from registration under the Securities Act of 1933 pursuant to
                      Section 4(2) or Section 4(6) in the Securities Act of
                      1933.

             (7) "Special Purpose Investment Personnel" means each Access Person who, in connection with his or her regular functions (including, where appropriate, attendance at Board meetings and other meetings at which the official business of the Trust or any Fund thereof is discussed or carried on), obtains contemporaneous information regarding the purchase or sale of a security by a Fund. Special Purpose Investment Personnel shall occupy this status only with respect to those securities as to which he or she obtains such contemporaneous information.

             (8) "Purchase or sale of a security" includes, among other things, the writing of an option to purchase or sell a security.

             (9) "Security" shall have the same meaning as that set forth in Section 2(a)(36) of the 1940 Act, except that it shall not include securities issued by the Government of the United States or an agency thereof, bankers' acceptances, bank certificates of deposit, commercial paper and registered, open-end mutual funds and high quality short-term debt instruments, including repurchase agreements.

             (10) A Security "held or to be acquired" by the Trust or any Fund means (A) any Security which, within the most recent fifteen days, (i) is or has been held by the Trust or any Fund thereof, or (ii) is being or has been considered by a Fund's investment adviser for purchase by the Fund; and
                      (B) any option to purchase or sell and any Security convertible into or exchangeable for any Security described in (A) above.

             (11) A Security is "being purchased or sold" by the Trust from the time when a purchase or sale program has been communicated to the person who places the buy and sell orders for the Trust until the time when such program has been fully completed or terminated.

III.         PROHIBITED PURCHASES AND SALES OF SECURITIES.

             (1) No Access Person shall, in connection with the purchase or sale, directly or indirectly, by such person of a Security held or to be acquired by any Fund of the Trust:

                      (A) employ any device, scheme or artifice to defraud such Fund;

                      (B) make to such Fund any untrue statement of a material fact or omit to state to such Fund a material fact necessary in order to make the statements made, in light of the circumstances under which they are made, not misleading;

                      (C) engage in any act, practice or course of business which would operate as a fraud or deceit upon such Fund; or

                      (D) engage in any manipulative practice with respect to Fund.

             (2) No Special Purpose Investment Personnel may purchase or sell, directly or indirectly, any Security as to which such person is a Special Purpose Investment Personnel in which he had (or by reason of such transaction acquires) any Beneficial Ownership at any time within 7 calendar days before or after the time that the same (or a related) Security is being purchased or sold by any Fund.

             (3) No Special Purpose Investment Personnel may sell a Security as which he or she is a Special Purpose Investment Personnel within 60 days of acquiring beneficial ownership of that Security.

IV.          ADDITIONAL RESTRICTIONS AND REQUIREMENTS

             (1) Pre-approval of IPOs and Private Placements - Each Access Person must obtain approval from the Review Officer before acquiring beneficial ownership of any securities offered in connection with an IPO or a Private Placement.

             (2) No Access Person shall accept or receive any gift of more than de minimis value from any person or entity that does business with or on behalf of the Trust.

             (3) Each Access Person (other than the Trust's Independent Trustees and its Trustees and officers who are not currently affiliated with or employed by the Trust's investment adviser or principal underwriter) who is not required to provide such information under the terms of a code of ethics described in Section VII hereof must provide to the Review Officer a complete listing of all securities owned by such person as of the end of a calendar quarter. The initial listing must be submitted no later than January 31, 2001 (or within 10 days of the date upon which such person first becomes an Access Person of the Trust), and each update thereafter must be provided no later than 30 days after the start of the subsequent year.

V.           REPORTING OBLIGATIONS.

             (1) Each Access Person (other than the Trust's Independent Trustees) shall report all transactions in Securities in which the person has, or by reason of such transaction acquires, any direct or indirect beneficial ownership. Reports shall be filed with the Review Officer quarterly. The Review Officer shall submit confidential quarterly reports with respect to his or her own personal securities transactions to an officer designated to receive his or her reports ("Alternate Review Officer"), who shall act in all respects in the manner prescribed herein for the Review Officer.

             (2) Every report shall be made not later than 10 days after the end of the calendar quarter in which the transaction to which the report relates was effected, and shall contain the following information:

                      (A) The date of the transaction, the title and the number of shares or the principal amount of each security involved;

                      (B) The nature of the transaction (i.e., purchase, sale or any other type of acquisition or disposition);

                      (C)     The price at which the transaction was effected;

                      (D) The name of the broker, dealer or bank with or through whom the transaction was effected; and

                      (E)     The date the report was submitted by the Access
                              Person.

             (3) In the event no reportable transactions occurred during the quarter, the report should be so noted and returned signed and dated

             (4) An Access Person who would otherwise be required to report his or her transactions under this Code shall not be required to file reports pursuant to this Section VI where such person is required to file reports pursuant to a code of ethics described in Section VII, hereof.

             (5) An Independent Trustee shall report transactions in Securities only if the Trustee knew at the time of the transaction or, in the ordinary course of fulfilling his or her official duties as a trustee, should have known, that during the 15 day period immediately preceding or following the date of the transaction, such security was purchased or sold, or was being considered for purchase or sale, by the Trust. (The "should have known" standard implies no duty of inquiry, does not presume there should have been any deduction or extrapolation from discussions or memoranda dealing with tactics to be employed meeting a Fund's investment objectives, or that any knowledge is to be imputed because of prior knowledge of a Fund's portfolio holdings, market considerations, or a Fund's investment policies, objectives and restrictions.)

             (6) Any such report may contain a statement that the report shall not be construed as an admission by the person making such report that he has any direct or indirect beneficial ownership in the security to which the report relates.

             (7) Each Independent Trustee shall report the name of any publicly-owned company (or any company anticipating a public offering of its equity securities) and the total number of its shares beneficially owned by him or her if such total ownership is more than 1/2 of 1% of the company's outstanding shares. Such report shall be made promptly after the date on which the Trustee's ownership interest equaled or exceeded 1/2 of 1%.

VI.          REVIEW AND ENFORCEMENT.

             (1) The Review Officer shall compare all reported personal securities transactions with completed portfolio transactions of the Trust and a list of securities being considered for purchase or sale by the Trust's adviser(s) and sub-adviser(s) to determine whether a violation of this Code may have occurred. Before making any determination that a violation has been committed by any person, the Review Officer shall give such person an opportunity to supply additional explanatory material.

             (2) If the Review Officer determines that a violation of this Code may have occurred, he shall submit his written determination, together with the confidential monthly report and any additional explanatory material provided by the individual, to the President of the Trust and outside counsel, who shall make an independent determination as to whether a violation has occurred.

             (3) If the President and outside counsel find that a violation has occurred, the President shall impose upon the individual such sanctions as he or she deems appropriate and shall report the violation and the sanction imposed to the Board of Trustees of the Trust.

             (4) No person shall participate in a determination of whether he has committed a violation of the Code or of the imposition of any sanction against himself. If a securities transaction of the President is under consideration, any Vice President shall act in all respects in the manner prescribed herein for the President.

VII. INVESTMENT ADVISER'S, ADMINISTRATOR'S OR PRINCIPAL UNDERWRITER'S CODE OF ETHICS.

             Each investment adviser (including, where applicable, any sub-adviser), administrator or manager (where applicable), and principal underwriter of the Trust shall:

             (1) Submit to the Board of Trustees of the Trust a copy of its code of ethics adopted pursuant to Rule 17j-1, which code shall comply with the recommendations of the Investment Company Institute's Advisory Group on Personal Investing or be accompanied by a written statement explaining any differences and supplying the rationale therefor;

             (2) Promptly report to the appropriate Trust in writing any material amendments to such code of ethics;

             (3) Promptly furnish to the Trust upon request copies of any reports made pursuant to such Code by any person who is an Access Person as to the Trust; and

             (4) Shall immediately furnish to the Trust, without request, all material information regarding any violation of such Code by any person who is an Access Person as to the Trust.

VIII.        ANNUAL WRITTEN REPORT TO THE BOARD.

             At least once a year, the Review Officer will provide the Board of Trustees a written report that includes:

             (1) ISSUES ARISING UNDER THE CODE - The Report will describe any issue(s) that arose during the previous year under the Code, including any material Code violations, and any resulting sanction(s).

             (2) CERTIFICATION - The Report will certify to the Board of Trustees that the each Trust has adopted measures reasonably necessary to prevent its personnel from violating the Code currently and in the future.

IX.          RECORDS.

             The Trust shall maintain records in the manner and to the extent set forth below, which records may be maintained under the conditions described in Rule 31a-2 under the Investment Company Act and shall be available for examination by representatives of the Securities and Exchange Commission.

             (1) A copy of this Code and any other code which is, or at any time within the past five years has been, in effect shall be preserved in an easily accessible place;

             (2) A record of any violation of this Code and of any action taken as a result of such violation shall be preserved in an easily accessible place for a period of not less than five years following the end of the fiscal year in which the violation occurs;

             (3) A copy of each report made by an officer or trustee pursuant to this Code shall be preserved for a period of not less than five years from the end of the fiscal year in which it is made, the first two years in an easily accessible place; and

             (4) A list of all persons who are, or within the past five years have been, required to make reports pursuant to this Code shall be maintained in an easily accessible place.

             (5) A copy of each annual report to the Board of Trustees will be maintained for at least five years from the end of the fiscal year in which it is made, the first two years in an easily accessible place; and

             (6) A record of any decision, and the reasons supporting the decision, to approve the acquisition of Securities in an IPO or a Private Placement, shall be preserved for at least five years after the end of the fiscal year in which the approval is granted.

X.           MISCELLANEOUS

             (1) Confidentiality. All reports of securities transactions and any other information filed with the Trust pursuant to this Code shall be treated as confidential.

             (2) Interpretation of Provisions. The Board of Trustees may from time to time adopt such interpretations of this Code as it deems appropriate.

             (3) Periodic Review and Reporting. The President of the Trust shall report to the Board of Trustees at least annually as to the operation of this Code and shall address in any such report the need (if any) for further changes or modifications to this Code.



Revised November 5, 2004